Registration Nos. 333-166395/811-22410

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

 Post-Effective Amendment No. 20     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 21      /X/

T. ROWE PRICE REAL ASSETS FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2019

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On May 1, 2019 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS May 1, 2019
T. ROWE PRICE
Real Assets Fund
PRAFX PRIKX	Investor Class I Class

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary, or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

Table of Contents

1	SUMMARY
Real Assets Fund 1
2	MORE ABOUT THE FUND

Organization and Management 8

More Information About the Fund’s
Principal Investment Strategies and
Its Principal Risks 11

Investment Policies and Practices 16

Financial Highlights 25

Disclosure of Fund Portfolio Information 29

3	INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS

Investing with T. Rowe Price 31

Available Share Classes 31

Distribution and Shareholder
Servicing Fees 33

Account Service Fee 35

Policies for Opening an Account 36

Pricing of Shares and Transactions 37

Investing Directly with T. Rowe Price 39

Investing Through a Financial
Intermediary 45

General Policies Relating to Transactions 47

Contacting T. Rowe Price 53

Information on Distributions and Taxes 56

Rights Reserved by the Funds 63

SUMMARY	1

Investment Objective

The fund seeks to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

	Investor Class	I Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20 [a]	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.64%	0.64%

Distribution and service (12b-1) fees	—	—

Other expenses	0.17	0.02

Total annual fund operating expenses	0.81	0.66

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$83	$259	$450	$1,002
I Class	67	211	368	822

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53.8% of the average value of its portfolio.

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Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities.

Most assets will typically be invested in common stocks and the fund’s goal is to hold a portfolio of securities and other investments that, over time, should provide some protection against the impact of inflation. In selecting investments, the adviser seeks sectors in equity markets across the globe that are expected to outperform the overall equity market during periods of high or rising inflation.

Companies involved in activities related to real assets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The fund may also seek companies whose revenue and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.

The fund may invest in securities issued by companies of any market capitalization, as well as real estate investment trusts (“REITs”), which are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. The fund invests with an awareness of the global economic backdrop and inflation, as well as its outlook for certain industry sectors and geographic areas. Security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with good appreciation prospects. We generally favor companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund will invest in companies located throughout the world and there is no limit on the fund’s investments in international securities or issuers in emerging markets.

The fund uses futures and options on stock indices, bond markets, and currencies, as well as interest rate futures, interest rate swaps, total return swaps, and forward currency exchange contracts, primarily to adjust the fund’s overall risk profile, enhance returns, and express the adviser’s views on inflationary conditions.

The fund may sell holdings for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund

SUMMARY	3

could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to the fund’s investments, and less efficient trading markets with lower overall liquidity.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Industry risks Because the fund focuses its investments in certain industries that involve activities related to energy, natural resources, real estate, commodities, infrastructure and other real assets, the fund is more susceptible to adverse developments affecting one or more of these industries than a more broadly diversified fund would be and may perform poorly during a downturn in any of those industries. Companies involved in activities related to real assets can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

Investment style risks During periods of low inflation, the fund’s attempts to invest in companies that may offer some protection from accelerating inflation could lessen relative returns and cause the fund to underperform other stock funds. Even if the fund’s investments

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may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, a period of high inflation may place other strains on the economy that depresses the prices of all stocks, even those of companies that typically benefit from high or rising inflation.

Risks of REIT investing REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Derivatives risks The fund uses futures, options, swaps, and forward currency exchange contracts, and is therefore potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in index options and futures will fluctuate in response to changes in the value of the underlying index and the fund is exposed to the risk that the underlying index will not move in a direction that is favorable to the fund. The fund’s use of futures, options, swaps, and forward currency contracts involves the risk that anticipated changes in interest rates, currencies, or stock market levels will not follow the expectations of the adviser’s inflation view, which could harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

SUMMARY	5

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

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Average Annual Total Returns
	Periods ended
	December 31, 2018

			Since		Inception
	1 Year	5 Years	inception		date
Investor Class					07/28/2010
Returns before taxes	-11.52%	0.49%	2.07%
Returns after taxes on distributions	-12.08	-0.01	1.58
Returns after taxes on distributions and sale of fund shares	-6.48	0.32	1.56
I Class					08/28/2015
Returns before taxes	-11.36	—	4.27

MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
			8.25	[a]
	-8.93	4.82	6.64	[b]
Lipper Specialty/Miscellaneous Funds Average
			-4.67	[c]
	-3.33	-11.45	-5.32	[d]

a Return since 7/28/10.

b Return since 8/28/15.

c Return since 7/31/10.

d Return since 8/31/15.

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Richard A. Coghlan	Cochairman of Investment Advisory Committee	2018	2017
Christopher Faulkner-MacDonagh	Cochairman of Investment Advisory Committee	2018	2016

Purchase and Sale of Fund Shares

The fund (other than the I Class) generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums generally are waived for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers.

SUMMARY	7

The I Class requires a $1 million minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum generally is waived for financial intermediaries, retirement plans, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail; by telephone (1-800-225-5132 for IRAs and nonretirement accounts; 1-800-492-7670 for small business retirement plans; and 1-800-638-8790 for institutional investors and financial intermediaries); or, for certain accounts, by accessing your account online through troweprice.com.

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

The fund was incorporated in Maryland in 2010 and is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management

MORE ABOUT THE FUND	9

agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2018, the Firm had approximately $962 billion in assets under management and provided investment management services for more than 7 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and work with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Richard A. Coghlan and Christopher Faulkner-MacDonagh, Cochairmen, Stephen L. Bartolini, Richard de los Reyes, Shawn T. Driscoll, Matt Howell, Nina P. Jones, Sebastien Page, Robert A. Panariello, Charles M. Shriver, and J. Zachary Wood. The following information provides the year that the chairmen (portfolio managers) first joined the Firm and the chairmen’s specific business experience during the past five years (although the chairmen may have had portfolio management responsibilities for a longer period). Mr. Coghlan and Mr. Faulkner-MacDonagh have been cochairmen of the committee since 2018. Mr. Coghlan joined the Firm in 2017 and his investment experience dates from 1997. Since joining the Firm, he has served as a portfolio manager in the Multi-Asset Division of T. Rowe Price. Prior to joining the Firm, he worked as a fund manager and the head of Multi-Asset Asia for Schroders Investment Management. Mr. Faulkner-MacDonagh joined the Firm in 2016 and his investment experience dates from 1998. Since joining the Firm, he has served as a portfolio strategist. Prior to joining the Firm, he worked as a market strategist at Standard Life Investments and as a senior economist at Ziff Brothers Investments. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the fund’s shares.

The Management Fee

The management fee consists of two components—an “individual fund fee,” which reflects the fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of the Firm, is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). The group fee schedule (in the following table) is graduated, declining as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets.

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Group Fee Schedule

0.334%*	First $50 billion
0.305%	Next $30 billion
0.300%	Next $40 billion
0.295%	Next $40 billion
0.290%	Next $60 billion
0.285%	Next $80 billion
0.280%	Next $100 billion
0.275%	Next $100 billion
0.270%	Next $150 billion
0.265%	Thereafter

* Represents a blended group fee rate containing various breakpoints.

The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. On December 31, 2018, the annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.35%.

With respect to the I Class, T. Rowe Price has agreed (through April 30, 2020) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings; taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund's Board. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price, by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

Pursuant to any agreement under which T. Rowe Price has agreed to waive or pay for certain expenses in order to keep a class’ expenses below a certain amount, the class-specific expense limitation could result in waiving expenses that have not been allocated to only that particular class (referred to as “Fundwide Expenses”). T. Rowe Price has agreed to pay or reimburse Fundwide Expenses for all classes of the fund in the same proportional amount. Since Fundwide Expenses may be waived for all classes in certain situations in order to keep one class at or below its contractual limitation, a particular class of the fund may benefit from another class’ expense limitation regardless of whether that class has its own expense limitation. In such situations, Fundwide Expenses are subject to reimbursement (within three years of the waiver) to T. Rowe Price by the fund and each class whenever the class whose expense limitation resulted in the waiver of Fundwide Expenses is operating below its contractual expense limitation and such reimbursement will not cause the class’ expense ratio (after the

MORE ABOUT THE FUND	11

reimbursement is taken into account) to exceed the lower of the expense limitation in place at the time of the waiver or any expense limitation in place at the time of reimbursement. In addition, each class will only reimburse T. Rowe Price for its proportional share of Fundwide Expenses that were waived or paid.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

The fund seeks to invest in companies with substantial ownership of real assets, companies that derive significant profits or revenues from real assets, and companies involved in real asset-related activities. Real assets are tangible assets, as distinguished from financial instruments, and are defined broadly by the fund. Real assets include (but are not limited to): natural resources; real estate; energy; oil, gas and consumable fuels; materials such as precious metals, base and industrial metals, chemicals, timber, paper and forest products; agricultural products; equipment and machinery; utilities; communications networks; transportation systems; basic commodities; and inflation-sensitive activities. Examples of real asset-related activities include (but are not limited to): mining; maintaining and upgrading infrastructure; and any processes related to the exploration, development, production, transportation, servicing, and distribution of real assets. The fund will not concentrate (invest more than 25%) in a particular industry, but will invest in a variety of industries related to real assets.

The fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. In addition, the fund may use both growth and value approaches in selecting investments.

The fund will not own real estate directly but its exposure to the real estate industry could include a variety of companies that are dependent on the real estate industry for revenues and profits. The fund is likely to maintain a significant portion of its exposure to the real estate industry through investments in REITs. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. Investments in REITs may provide the fund with an efficient means of diversifying among various types of property in different regions.

The fund employs a derivatives-based overlay strategy designed primarily to express the adviser’s outlook on inflation and accordingly adjust the portfolio’s overall sensitivity to inflation. The fund has the flexibility to establish long or short positions through a variety of derivative instruments. When the fund adds exposure via a derivative, it will typically benefit from an increase (and be harmed by a decrease) in the price of the underlying instrument. The fund uses futures and options on stock indices, bond indices, and currencies, as well as interest

T. ROWE PRICE	12

rate futures, interest rate swaps, total return swaps, and forward currency exchange contracts, to adjust the fund’s risk profile and enhance returns in response to the adviser’s view on inflationary conditions. The fund may buy or sell futures and options involving other assets, such as individual securities and exchange-traded funds. These instruments help provide an efficient means of taking advantage of risk premia and mispriced inflation opportunities, enhancing the fund’s risk-adjusted returns, and managing allocations among industries, countries, and currencies in order to overweight or underweight certain underlying drivers of inflation. The adviser has the discretion to use additional instruments as part of the overlay that it deems helpful to manage the fund’s ability to react during periods of rising or falling inflation.

As with any mutual fund, there is no guarantee the fund will achieve its objective.

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets as a whole can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies whose stocks are held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Real asset companies risks Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Because the fund focuses on various industries related to real assets, a downturn in one or more of these industries would have a larger impact on the fund than if it were more broadly diversified over numerous industries and sectors of the economy.

The real asset industries in general can be significantly affected by a variety of factors, including exploration and production spending; government regulation or deregulation; energy conservation; changes in tax laws and government regulations; raw materials prices, energy prices and the supply and demand for oil and gas; interest rates; commodity prices; international monetary and political developments such as currency devaluations or revaluations; and central bank movements.

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The rate of earnings growth of natural resource companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall and mining companies can suffer from resource availability, governmental restrictions, and fluctuations in supply and demand.

Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. For example, changes in tax or zoning laws, overbuilding, environmental issues, changes in interest rates, and other factors could hurt real estate companies. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of investments related directly to commodities may be affected by changes in overall market movements, commodity index volatility, interest rates, and other factors such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Risks of REIT investing Investing in REITs involves certain unique risks in addition to those risks affecting the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying properties owned by the REITs, while mortgage REITs may be affected by the credit quality of the underlying mortgages. REITs are dependent upon the skills of their management, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also satisfy specific requirements in order to qualify for the tax-free pass through of income. Because REITs are pooled investment vehicles that have their own expenses, the fund will indirectly bear its proportionate share of those expenses. Recent tax reform permits a non-corporate taxpayer who is a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends for tax years beginning after December 31, 2017, and before January 1, 2026. Proposed regulations issued in January 2019, on which taxpayers may currently rely, permit registered investment companies (such as the fund) to report dividends as eligible for this deduction to the extent the fund’s income is derived from ordinary REIT dividends (reduced by allocable fund expenses). A shareholder may treat the dividends as such provided the fund and shareholder satisfy applicable holding period requirements.

Currency risks A decline in the value of a foreign currency versus the U.S. dollar could reduce the dollar value of securities denominated in that foreign currency. The overall impact on the fund’s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the fund’s portfolio and how each foreign currency appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, any attempts at hedging could be unsuccessful,

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and it is not possible to effectively hedge the currency risks of many emerging market countries.

Other risks of foreign investing Risks can result from varying stages of economic and political development; differing regulatory environments, trading days and accounting standards; uncertain tax laws; and higher transaction costs of non-U.S. markets. Investments outside the U.S. could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. A trading market may close without warning for extended time periods, preventing the fund from buying or selling securities in that market.

Emerging markets risks To the extent the fund invests in emerging markets, it will be subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The fund’s performance will likely be negatively impacted by exposure to countries in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than investing in other countries, and any one of these factors could cause the fund’s share price to decline.

Derivatives risks The fund’s use of futures, options, swaps, and forward currency exchange contracts exposes the fund to additional volatility in comparison to investing directly in stocks and other more traditional securities. These instruments can experience reduced liquidity and become difficult to value, and any of these instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The use of these instruments involves the risks that anticipated changes to stock prices, interest rates, currency exchange rates, or other drivers of the underlying value of the instrument will not be accurately predicted. Unusual market conditions or the lack of a liquid market for a particular derivative may reduce the fund’s returns and investments in certain instruments may lead to losses in excess of the fund’s initial investment. If the fund takes a short position through a derivative, it will lose money if the underlying asset appreciates in value and may potentially incur losses due to the costs associated with establishing and maintaining the short positions. Although the fund’s short positions may be designed to respond to risks, these transactions also may limit any potential gain that might result should the value of the underlying asset increase and cause the fund to underperform other funds with similar investment strategies.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to certain industries, asset classes, or investment styles when appropriate.

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In addition to the principal investment strategies and principal risks previously described, the fund may employ other investment strategies and may be subject to other risks, which include the following:

Additional strategies and risks While most assets will be invested in REITs and other equity securities, as well as derivatives designed to adjust the fund’s overall inflation sensitivity, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in other types of securities and use other derivatives that are consistent with its investment program. For instance, the fund may, to a limited extent, invest in commodity-linked derivatives (such as notes, futures, options and swap agreements that are linked to or backed by commodities or a commodities-related index) as a means of gaining exposure to the investment returns of the commodities markets without investing directly in commodities. The fund may also invest in exchange-traded funds as an efficient means of gaining exposure to certain industries or sectors, or as a cash management tool to maintain liquidity while still being invested in the market.

Derivatives risks A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivative position due to the lack of a liquid trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

To the extent the fund invests in structured notes, futures, options, or swaps, the fund is exposed to additional volatility and potential losses. Certain commodity-linked derivatives could involve leverage, which magnifies the effect of any increase or decrease in the value of the investment underlying the derivative. Any use of leverage will subject the fund to greater volatility and potential for loss than if it had invested in instruments that do not involve leverage.

The performance of commodity-linked derivatives, in particular, is affected by the same factors that can affect the overall commodities markets. Commodity-linked derivatives may be more volatile and have lower overall liquidity than the underlying commodity, instruments, or measures, and their values may decline substantially if the creditworthiness of the instrument’s issuer deteriorates. Investments in commodity-linked derivatives carry the additional risk that the way the derivatives contract is structured, or future regulatory or legislative changes, could

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alter the tax treatment of such investments and negatively affect the character, timing or amount of the fund’s taxable income or capital gains distributions.

Exchange-traded fund risks To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may trade at a premium or discount to the actual net asset value of its portfolio securities, may have greater price volatility than its underlying assets, and its shares may have lower overall liquidity.

Cybersecurity risks The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve unauthorized access to the digital information systems (e.g., through “hacking” or malicious software coding) of the fund or its third-party service providers, but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving third-party service providers, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings and investment practices are considered to be principal investment strategies of the fund and have already been described earlier in this prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of this prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in real assets and companies that derive profits or revenues from real assets and activities related to real assets.

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The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for

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dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be

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investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy There is no limit on the fund’s investments in foreign securities, or in emerging markets.

Participation Notes (P-notes)

The fund may gain exposure to securities traded in foreign markets through investments in P-notes. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to an underlying common stock or other security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the fund must rely on the creditworthiness of the counterparty for its investment returns on the P-notes, and could lose the entire value of its investment in the event of default by a counterparty. Additionally, there is no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Operating policy The fund’s investments in P-notes are limited to 20% of its total assets. Investments in P-notes are not subject to the limit on investments in hybrid instruments.

Partnerships

The fund may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be less legal protections afforded to investors in a partnership than investors in a corporation. At times, partnerships may potentially offer relatively high yields compared to common stocks. Because partnerships are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unit holders (except in the case of some publicly traded partnerships that may be taxed as corporations).

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Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet the fund’s investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt instrument usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy The fund’s investments in below investment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Structured Notes and Hybrid Instruments

Structured notes and other hybrid instruments (a type of potentially high-risk derivative) are debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a security, commodity, index, or currency). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes and hybrids may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Such instruments may be indexed so that their value will increase or decrease as the value of the underlying index increases or decreases. Further, such instruments may be leveraged so that the change in the principal amount payable with respect to a structured note may be a multiple of the percentage change in the value of the underlying instrument. These securities may or may not bear interest or pay dividends.

Commodity-linked notes are typically indexed to all or part of a commodities index, meaning their maturity values or interest rates may be determined by reference to either an entire commodities index or a subset of a commodities index. These notes may be positively or negatively indexed so that their maturity value is structured to increase or decrease as commodity values change.

Operating policy The fund’s investments in structured notes and other hybrid instruments are limited to 10% of its total assets.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the

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purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Swaps

The fund’s investments may be made in index and total return swap agreements, as well as options on swaps (swaptions). Index and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swaptions can be used for a variety of purposes, including to manage a fund’s exposure to changes in foreign currency exchange rates; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return; and to serve as a cash management tool.

There are risks in the use of swaps and swaptions. Swaps could result in losses if foreign currency exchange rates are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps and swaptions may not always be successful. Using them could lower the fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of its total assets. (Swap agreements that are

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cleared and settled through a clearinghouse, or traded on an exchange or swap execution facility, are not subject to these limits.) For swaptions: the total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. The fund may also use these instruments to create a synthetic bond, which is issued in one currency with the currency component transformed into another currency. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting the purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

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As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Investments

Some of the fund’s holdings may be considered illiquid because they may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid investments may involve substantial delays and additional costs, and the fund may only be able to sell such investments at prices substantially lower than what it believes they are worth. In addition, the fund’s investments in illiquid investments may reduce the returns of the fund because it may be unable to sell such investments at an advantageous time, which could prevent the fund from taking advantage of other investment opportunities.

Operating policy The fund may not acquire an illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets in illiquid investments.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and

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(3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay redemption proceeds with securities from the fund’s portfolio rather than in cash (redemptions in-kind), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any redemptions in-kind will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

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During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be composed of holdings with reduced liquidity or lengthy settlement periods, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending or short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights tables.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables, which provide information about each class’ financial history, are based on a single share outstanding throughout the periods shown. The tables are part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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financial highlights	For a share outstanding throughout each period

Investor Class
	Year Ended 12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
NET ASSET VALUE
Beginning of period	$11.69	$10.74	$9.05	$10.81	$10.82

Investment activities
Net investment income(1) (2)	0.22	0.21	0.13	0.19	0.15
Net realized and unrealized gain/loss	(1.56)	0.91	1.77	(1.78)	0.01(3)
Total from investment activities	(1.34)	1.12	1.90	(1.59)	0.16

Distributions
Net investment income	(0.26)	(0.17)	(0.21)	(0.17)	(0.17)

NET ASSET VALUE
End of period	$10.09	$11.69	$10.74	$9.05	$10.81

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financial highlights	For a share outstanding throughout each period

	Year Ended 12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Ratios/Supplemental Data

Total return(2) (4)	(11.52)%	10.47%	21.02%	(14.69)%	1.55%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	0.81%	0.82%	0.84%	0.83%	0.83%
Net expenses after waivers/payments by Price Associates	0.81%	0.82%	0.84%	0.83%	0.83%
Net investment income	1.98%	1.84%	1.25%	1.87%	1.34%

Portfolio turnover rate	53.8%	65.4%	49.0%	43.0%	42.0%
Net assets, end of period (in millions)	$2,129	$2,906	$3,017	$4,476	$4,325
(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)

The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

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financial highlights	For a share outstanding throughout each period

I Class
	Year Ended 12/31/18	12/31/17	12/31/16	8/28/15(1) Through 12/31/15
NET ASSET VALUE
Beginning of period	$11.68	$10.73	$9.05	$9.53

Investment activities
Net investment income(2) (3)	0.25	0.22	0.10	0.02
Net realized and unrealized gain/loss	(1.57)	0.92	1.81	(0.33)
Total from investment activities	(1.32)	1.14	1.91	(0.31)

Distributions
Net investment income	(0.28)	(0.19)	(0.23)	(0.17)

NET ASSET VALUE
End of period	$10.08	$11.68	$10.73	$9.05

MORE ABOUT THE FUND	29

financial highlights	For a share outstanding throughout each period

	Year Ended 12/31/18	12/31/17	12/31/16	8/28/15(1) Through 12/31/15
Ratios/Supplemental Data

Total return(3) (4)	(11.36)%	10.68%	21.14%	(3.23)%

Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.66%	0.66%	0.66%	0.92%(5)
Net expenses after waivers/payments by Price Associates	0.66%	0.66%	0.66%	0.69%(5)
Net investment income	2.18%	1.97%	0.86%	1.37%(5)

Portfolio turnover rate	53.8%	65.4%	49.0%	43.0%
Net assets, end of period (in thousands)	$631,471	$491,758	$324,533	$9,328
(1)		Inception date
(2)		Per share amounts calculated using average shares outstanding method.
(3)		Includes the impact of expense-related arrangements with Price Associates.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(5)		Annualized
DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ complete portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their complete portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The shareholder reports are publicly available immediately upon filing with the SEC. Beginning with reporting periods ending on or after March 1, 2019, the T. Rowe Price Funds also publicly disclose their complete portfolio holdings as of their first and third fiscal quarter-ends on Form N-PORT, along with other fund information. Form N-PORT is filed with the SEC each quarter, and the fund’s complete portfolio holdings as of its first and third fiscal quarter-ends are made publicly available 60 days after the end of each quarter. Prior to March 1, 2019, the T. Rowe Price Funds disclosed their complete portfolio holdings for their first and third fiscal quarter-ends on Form N-Q, which was filed with the SEC within 60 days of the period covered and made publicly available immediately upon filing with the SEC. Neither Form N-PORT nor Form N-Q is sent to the funds’ shareholders. Under certain conditions, the shareholder reports, Form N-PORT, and Form N-Q may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer.

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Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP is publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end complete portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings, along with the percentage of the relevant fund’s total assets that each of the 10 holdings represents, on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	3

The following policies and procedures generally apply to Investor Class, I Class, Advisor Class, and R Class accounts in the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus explains the basics of investing with T. Rowe Price and describes some of the different share classes that may be available. Certain share classes can be held directly with T. Rowe Price, while other share classes must typically be held through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or investment adviser.

AVAILABLE SHARE CLASSES

Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. However, each class is designed for a different type of investor and has a different cost structure primarily due to shareholder services or distribution arrangements that may apply only to that class. For example, certain classes may make payments to financial intermediaries for various administrative services they provide (commonly referred to as administrative fee payments, or AFP) and/or make payments to certain financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments). Determining the most appropriate share class depends on many factors, including how much you plan to invest, whether you are investing directly in the fund or through a financial intermediary, and whether you are investing on behalf of a person or an organization.

This section generally describes the differences between Investor Class, I Class, Advisor Class, and R Class shares. This section does not describe the policies that apply to accounts in T. Rowe Price institutional funds and certain other types of funds. Policies for these other funds are described in their respective prospectuses, and all available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information. While many T. Rowe Price Funds are offered in more than one share class, not all funds are offered in the share classes described in this section. The front cover and Section 1 of this prospectus indicate which share classes are available for the fund.

Investor Class

A T. Rowe Price Fund that does not include the term “institutional” or indicate a specific share class as part of its name is considered to be the Investor Class of that fund. The Investor Class is available to individual investors, institutions, and a wide variety of other types of investors. The Investor Class may be purchased directly from T. Rowe Price or through a retirement plan or financial intermediary. The Investor Class does not impose sales charges and does not make

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any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets. In addition, you may also incur brokerage commissions and other charges when buying or selling Investor Class shares through a financial intermediary. For investors holding the Investor Class through the T. Rowe Price® ActivePlus Portfolios program, the terms and conditions of the program will be applicable.

I Class

The I Class may be purchased directly from T. Rowe Price or through a financial intermediary. The I Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries. However, you may incur brokerage commissions and other charges when buying or selling I Class shares through a financial intermediary.

The I Class requires a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, certain client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, and certain other accounts. For investors eligible for the I Class through the T. Rowe Price ActivePlus Portfolios program, the terms and conditions of the program will be applicable. Accounts that are not eligible for the I Class may be converted to the Investor Class following notice to the financial intermediary or investor.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class does not impose sales charges but may make 12b-1 fee payments at an annual rate of up to 0.25% of the class’ average daily net assets and may also separately make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment. Purchases of Advisor Class shares for which the required agreement with T. Rowe Price has not been executed or that are not made through an eligible financial intermediary are subject to rejection or cancellation without prior notice to the financial intermediary or investor, and accounts that are no longer eligible for the Advisor Class may be converted to the Investor Class following notice to the financial intermediary or investor.

R Class

The R Class is designed to be sold through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other accounts. The R Class must be purchased through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class does not impose sales charges but may make 12b-1 fee payments at an annual rate of up to 0.50% of the class’ average daily net assets and may also

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	33

separately make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment. Purchases of R Class shares for which the required agreement with T. Rowe Price has not been executed or that are not made through an eligible financial intermediary are subject to rejection or cancellation without prior notice to the financial intermediary or investor, and accounts that are no longer eligible for the R Class may be converted to the Investor Class or Advisor Class following notice to the financial intermediary or investor.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Administrative Fee Payments (Investor Class, Advisor Class, and R Class)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. T. Rowe Price Funds (other than I Class shares) may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the fund’s average daily net assets) for transfer agency, recordkeeping, and other administrative services that they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. Except for funds that have an all-inclusive management fee, these separate administrative fee payments are reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

12b-1 Fee Payments (Advisor Class and R Class)

Mutual funds are permitted to adopt a 12b-1 plan to pay certain expenses associated with the distribution of the fund’s shares out of the fund’s assets. Each fund offering Advisor and/or R Class shares has adopted a 12b-1 plan under which those classes may make payments (for the Advisor Class, at an annual rate of up to 0.25% of the class’ average daily net assets, and for the R Class, at an annual rate of up to 0.50% of the class’ average daily net assets) to various financial intermediaries, such as brokers, banks, insurance companies, investment advisers, and retirement plan recordkeepers for distribution and/or shareholder servicing of the Advisor and R Class shares. The 12b-1 plans provide for the class to pay such fees to the fund’s distributor and for the distributor to then pay such fees to the financial intermediaries that provide services for the class and/or make the class available to investors.

For the Advisor Class, distribution payments may include payments to financial intermediaries for making the Advisor Class shares available to their customers (for example, providing the fund with “shelf space” or inclusion on a “preferred list” or “supermarket” platform). For the R Class, distribution payments may include payments to financial intermediaries for making the R Class shares available as investment options to retirement plans and retirement plan

T. ROWE PRICE	34

participants, assisting plan sponsors in conducting searches for investment options, and providing ongoing monitoring of investment options.

Shareholder servicing payments under the plans may include payments to financial intermediaries for providing shareholder support services to existing shareholders of the Advisor and R Class. These payments may be more or less than the costs incurred by the financial intermediaries. Because the fees are paid from the Advisor Class or R Class net assets on an ongoing basis, they will increase the cost of your investment over time. In addition, payments of 12b-1 fees may influence your financial advisor’s recommendation of the fund or of any particular share class of the fund. Payments of 12b-1 fees are reflected in the “Distribution and service (12b-1) fees” line that appears in a fund’s fee table in Section 1.

Additional Compensation to Financial Intermediaries

In addition to the AFP payments made by certain funds and the 12b-1 payments made by each Advisor and R Class, T. Rowe Price or the fund’s distributor will, at their own expense, provide compensation to certain financial intermediaries that have sold shares of or provide shareholder or other services to the T. Rowe Price Funds, commonly referred to as revenue sharing. These payments may be in the form of asset-based, transaction-based, or flat payments. These payments are used to compensate third parties for distribution and shareholder servicing activities, including sub-accounting, sub-transfer agency, or other services. Some of these payments may include expense reimbursements and meeting and marketing support payments (out of T. Rowe Price’s or the fund’s distributor’s own resources and not as an expense of the funds) to financial intermediaries, such as broker-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers, in connection with the sale, distribution, marketing, and/or servicing of the T. Rowe Price Funds. The Statement of Additional Information provides more information about these payment arrangements.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price or the fund’s distributor may influence intermediaries, plan sponsors, and other third parties to offer or recommend T. Rowe Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive these payments and/or expense reimbursements may elevate the prominence of the T. Rowe Price Funds by, for example, placing the T. Rowe Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the T. Rowe Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the T. Rowe Price Funds or the amount that is invested in a T. Rowe Price Fund on behalf of an investor. You may ask your financial intermediary for more information about any payments they receive from T. Rowe Price or the fund’s distributor.

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Comparison of Fees

The following table summarizes the distribution and shareholder servicing fee arrangements applicable to each class.

Class	12b-1 Fee Payments	Administrative Fee Payments
Investor Class	None	Up to 0.15% per year
I Class	None	None
Advisor Class	Up to 0.25% per year	Up to 0.15% per year
R Class	Up to 0.50% per year	Up to 0.15% per year
ACCOUNT SERVICE FEE

Investor Class

In an effort to help offset the disproportionately high costs incurred by the funds in connection with servicing lower-balance accounts that are held directly with the T. Rowe Price Funds’ transfer agent, an annual $20 account service fee (paid to T. Rowe Price Services, Inc., or one of its affiliates) is charged to certain Investor Class accounts with a balance below $10,000. The determination of whether a fund account is subject to the account service fee is based on account balances and services selected for accounts as of the last business day of August of each calendar year. The fee may be charged to an account with a balance below $10,000 for any reason, including market fluctuation and recent redemptions. The fee, which is automatically deducted from an account by redeeming fund shares, is typically charged to accounts in early September each calendar year. Such redemption may result in a taxable gain or loss to you.

The account service fee generally does not apply to fund accounts that are held through a financial intermediary, participant accounts in employer-sponsored retirement plans for which T. Rowe Price Retirement Plan Services provides recordkeeping services, accounts held through the T. Rowe Price ActivePlus Portfolios program, or money market funds that are used as a T. Rowe Price Brokerage sweep account. Regardless of a particular fund account’s balance on the last business day of August, the account service fee is automatically waived for accounts that satisfy any of the following conditions:

• Any accounts for which the shareholder has elected to receive electronic delivery of all of the following: account statements, transaction confirmations, prospectuses, and shareholder reports (paper copies of fund documents are available, free of charge, upon request, to any shareholder regardless of whether the shareholder has elected electronic delivery);

• Any accounts of a shareholder with at least $50,000 in total assets with T. Rowe Price (for this purpose, total assets include investments through T. Rowe Price Brokerage and investments in T. Rowe Price Funds, except for those held through a retirement plan for which T. Rowe Price Retirement Plan Services provides recordkeeping services); or

• Any accounts of a shareholder who is a T. Rowe Price Select Client Services—visit troweprice.com or call 1-800-225-3222 for more information.

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T. Rowe Price reserves the right to authorize additional waivers for other types of accounts or to modify the conditions for assessment of the account service fee. Fund shares held in a T. Rowe Price IRA, Education Savings Account, or small business retirement plan account (including certain 403(b) plan accounts) are subject to the account service fee and may be subject to additional administrative fees when distributing all fund shares from such accounts.

POLICIES FOR OPENING AN ACCOUNT

Investor and I Class shares may be purchased directly from T. Rowe Price or through various financial intermediaries. Advisor and R Class shares must be purchased through a financial intermediary (except for certain retirement plans held directly at T. Rowe Price). If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Investors must provide T. Rowe Price with a valid Social Security number or taxpayer identification number on a signed new account form or Form W-9, and financial intermediaries must provide T. Rowe Price with their certified taxpayer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject you or the financial intermediary to an Internal Revenue Service fine. If this information is not received within 60 days of the account being established, the account may be redeemed at the fund’s then-current net asset value.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account.

When you open an account, you will be asked for the name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number or taxpayer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers. When opening an entity account, you will be asked to identify and provide personal information for: (i) any individual who, either directly or indirectly, owns 25% or more of the equity interest of the entity and (ii) a single individual who controls, manages, or directs the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Institutional investors and financial intermediaries should call Financial Institution Services at 1-800-638-8790 for more information on these requirements, as well as to be assigned an account number and instructions for opening an account. Other investors should call Investor Services at 1-800-638-5660 for more information about these requirements.

The funds are generally available only to investors residing in the United States. In addition, nongovernment money market funds that operate as “retail money market funds” pursuant to Rule 2a-7 under the Investment Company Act of 1940 are required to limit their beneficial owners to natural persons. An investor in a retail money market fund is required to demonstrate eligibility (for example, by providing a valid Social Security number) before an account can be opened.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m. ET, on each day that the NYSE is open for business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the

T. ROWE PRICE	38

holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities.

Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by other funds. The retail and government money market funds, which seek to maintain a stable net asset value of $1.00, use the amortized cost method of valuation to calculate their net asset value. Amortized cost allows the money market funds to value a holding at the fund’s acquisition cost with adjustments for any premiums or discounts and then round the net asset value per share to the nearest whole cent. The amortized cost method of valuation enables the money market funds to maintain a $1.00 net asset value, but it may also result in periods during which the stated value of a security held by the funds differs from the market-based price the funds would receive if they sold that holding. The current market-based net asset value per share for each business day in the preceding six months is available for the retail and government money market funds through troweprice.com. These market-based net asset values are for informational purposes only and are not used to price transactions.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	39

amounts or assign different fair values than the fair value that the fund assigns to the same security.

The various ways you can purchase, sell, and exchange shares are explained throughout this section. These procedures differ based on whether you hold your account directly with T. Rowe Price or through an employer-sponsored retirement plan or financial intermediary.

INVESTING DIRECTLY WITH T. ROWE PRICE

The following policies apply to accounts that are held directly with T. Rowe Price and not through a financial intermediary.

Options for Opening Your Account

If you own other T. Rowe Price Funds, you should consider registering any new account identically to your existing accounts so you can exchange shares among them easily (the name(s) of the account owner(s) and the account type must be identical).

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership). There are multiple ways to establish a new account directly with T. Rowe Price.

Online You can open a new Investor Class account online. (I Class accounts currently must be opened either by telephone or in writing.) Go to troweprice.com/newaccount to choose the type of account you wish to open.

You can exchange shares online from an existing account in one fund to open a new account in another fund. The new account will have the same registration as the account from which you are exchanging, and any services (other than systematic purchase and systematic distribution arrangements) that you have preauthorized will carry over from the existing account to the new account.

To open an account online for the first time or with a different account registration, you must be a U.S. citizen residing in the U.S. or a resident alien and not subject to Internal Revenue Service backup withholding. Additionally, you must provide consent to receive certain documents electronically. You will have the option of providing your bank account information, which will enable you to make electronic funds transfers to and from your bank account. To set up this banking service online, additional steps will be taken to verify your identity.

By Mail If you are sending a check, please make your check payable to T. Rowe Price Funds (otherwise it may be returned) and send the check, together with the applicable new account form, to the appropriate address. (Please refer to the appropriate address under “Contacting

T. ROWE PRICE	40

T. Rowe Price” later in this section to avoid a delay in opening your new account.) T. Rowe Price does not accept third-party checks for initial purchases; however, third-party checks are typically accepted for additional purchases to an existing account. In addition, T. Rowe Price does not accept purchases by cash, traveler’s checks, money orders, or credit card checks. For exchanges from an identically registered account, be sure to specify the fund(s) and account number(s) that you are exchanging out of and the fund(s) you wish to exchange into.

By Telephone Direct investors can call Shareholder Services at 1-800-225-5132 (institutional investors should call 1-800-638-8790) to exchange from an existing fund account to open a new identically registered account in another fund. You may also be eligible to open a new account by telephone and provide your bank account information in order to make an initial purchase. To set up the account and banking service by telephone, additional steps will be taken to verify your identity and the authenticity of your bank account. Although the account may be opened and the purchase made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive the necessary signed form to certify your Social Security number or taxpayer identification number.

How Your Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value.

Note: There may be times when you are unable to contact us by telephone or access your account online due to extreme market activity, the unavailability of the T. Rowe Price website, or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as systematic purchases and systematic redemptions, dividend reinvestments, checkwriting redemptions from money market funds, and transactions in money market funds used as a Brokerage sweep account, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them, and promptly report any discrepancies to Shareholder Services.

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Telephone and Online Account Transactions

You may access your accounts and conduct transactions involving Investor Class accounts using the telephone or the T. Rowe Price website at troweprice.com. You can only conduct transactions involving the I Class over the telephone or in writing.

Preventing Unauthorized Transactions

The T. Rowe Price Funds and their agents use reasonably designed procedures to verify that telephone, electronic, and other instructions are genuine. These procedures include, among other things, recording telephone calls; requiring personalized security codes or other information online and certain identifying information for telephone calls; requiring Medallion signature guarantees for certain transactions and account changes; and promptly sending confirmations of transactions and address changes. For transactions conducted online, we recommend the use of a secure Internet browser.

T. Rowe Price Account Protection Program Shareholders who invest in the T. Rowe Price Funds directly are eligible for the Account Protection Program. The Account Protection Program restores eligible losses due to unauthorized or fraudulent activity, provided that you follow all security best practices when you access and maintain your account(s). T. Rowe Price reserves the right to modify or withdraw the Account Protection Program at any time. The Account Protection Program security best practices and additional information may be accessed online at https://www.troweprice.com/personal-investing/help/policies-and-security/account-protection-program.html.

If our verification procedures are followed, and the losses are not eligible to be restored under the Account Protection Program, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions.

If you suspect any unauthorized account activity, notice errors or discrepancies in your T. Rowe Price account, or are not receiving your T. Rowe Price account statements, please contact T. Rowe Price immediately. Telephone conversations are recorded.

Trusted Contacts Investors who hold shares of a T. Rowe Price Fund directly or through a T. Rowe Price Brokerage account have the option to add one or more trusted contacts to their brokerage and mutual fund accounts. Trusted contacts are intended to be a resource to help protect client assets. Any individuals designated as a trusted contact will be authorized to serve as a primary contact if T. Rowe Price has questions or concerns related to potentially fraudulent account activity, suspected financial exploitation, or to confirm your contact information if we are unable to reach you (but are not authorized to act on your account). For more information or to add trusted contacts to your account, visit troweprice.com or call 1-800-225-5132.

If you are age 65 or older, or if you are age 18 or older and we have reason to believe you have a mental or physical impairment that renders you unable to protect your own interest, we may place a temporary hold on the disbursement of redemption proceeds from your account in an effort to protect you if we reasonably believe that you have been or will be the victim of actual or attempted financial exploitation. You will receive notice of this temporary delay, and it will

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be for no more than 15 business days while we conduct an internal review of the suspected financial exploitation (including contacting your trusted contact if one is on file). We may delay an additional 10 business days if T. Rowe Price reasonably believes that actual or attempted financial exploitation has occurred or will occur. At the expiration of the hold time, if we have not confirmed that exploitation has occurred, the proceeds will be released to you.

Purchasing Shares

Shares may be purchased in a variety of ways.

By Check Please make your check payable to the T. Rowe Price Funds. Include a new account form if establishing a new account, and include either a fund investment slip or a letter indicating the fund and your account number if adding to an existing account. Your transaction will receive the share price for the business day that the request is received by T. Rowe Price or its agent prior to the close of the NYSE (not the day the request is received at the post office box).

By Electronic Transfer Shares may be purchased using the Automated Clearing House system if you have established the service on your account, which allows T. Rowe Price to request payment for your shares directly from your bank account or other financial institution account. You may also arrange for a wire to be sent to T. Rowe Price (wire transfer instructions can be found at troweprice.com/wireinstructions or by calling Shareholder Services). T. Rowe Price must receive the wire by the close of the NYSE to receive that day’s share price. There is no assurance that you will receive the share price for the same day you initiated the wire from your financial institution.

By Exchange You may purchase shares of a fund using the proceeds from the redemption of shares from another fund. The redemption and purchase will receive the same trade date, and if you are establishing a new account, it will have the same registration as the account from which you are exchanging. The purchase must still generally meet the applicable minimum investment requirement.

Systematic Purchases (Automatic Asset Builder) You can instruct T. Rowe Price to automatically transfer money from your account at your bank or other financial institution at least once per month, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds that you designate. Each systematic purchase must be at least $100 per fund account to be eligible for the Automatic Asset Builder service. To automatically transfer money to your account from a bank account or through payroll deductions, complete the appropriate section of the new account form when opening a new account or complete an Account Services Form to add the service to an existing account. Prior to establishing payroll deductions, you must set up the service with T. Rowe Price so that the appropriate instructions can be provided to your employer.

Initial Investment Minimums

Investor Class accounts, other than the Retirement Income 2020 Fund and Summit Funds, require a $2,500 minimum initial investment ($1,000 minimum initial investment for IRAs; certain small business retirement accounts; and custodial accounts for minors, known as

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Uniform Gifts to Minors Act or Uniform Transfer to Minors Act accounts). The Retirement Income 2020 Fund and Summit Funds require a $25,000 minimum initial investment. I Class accounts require a $1 million minimum initial investment, although the minimum generally is waived for certain types of accounts. If you request the I Class of a particular fund when you open a new account but the investment amount does not meet the applicable minimum, the purchase will be automatically invested in the Investor Class of the same fund.

Additional Investment Minimums

Investor Class accounts, other than Summit Funds, require a $100 minimum for additional purchases, including those made through Automatic Asset Builder. Summit Funds require a $100 minimum for additional purchases through Automatic Asset Builder and a $1,000 minimum for all other additional purchases. I Class accounts require a $100 minimum for additional purchases through Automatic Asset Builder but do not require a minimum amount for other additional purchases.

Exchanging and Redeeming Shares

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. For taxable accounts, an exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes. (Institutional investors are restricted from exchanging into a fund that operates as a retail money market fund.) You can set up systematic exchanges so that money is automatically moved from one fund account to another on a regular basis.

Receiving Redemption Proceeds Redemption proceeds can be mailed to your account address by check or sent electronically to your bank account by Automated Clearing House transfer or bank wire. You can set up systematic redemptions and have the proceeds automatically sent via check or Automated Clearing House on a regular basis. If your request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. However, if you request a redemption from a money market fund on a business day prior to noon ET and request to have proceeds sent via bank wire, proceeds are normally sent later that same day.

Proceeds sent by Automated Clearing House transfer are usually credited to your account the second business day after the sale, and there are typically no fees associated with such payments. Proceeds sent by bank wire are usually credited to your account the next business day after the sale (except for wire redemptions from money market funds received prior to noon ET). A $5 fee will be charged for an outgoing wire of less than $5,000, in addition to any fees your financial institution may charge for an incoming wire.

If for some reason your request to exchange or redeem shares cannot be processed because it is not received in correct form, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you must submit a new redemption request in correct form.

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If you change your address on an account, proceeds may not be mailed to the new address for 15 calendar days after the address change, unless we receive a letter of instruction with a Medallion signature guarantee.

Please note that large purchase and redemption requests initiated through the Automated Clearing House may be rejected, and in such instances, the transaction must be placed by calling Shareholder Services.

Checkwriting You may write an unlimited number of free checks on any money market fund and certain bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a sale of fund shares; a check written on a bond fund will create a taxable event that must be reported by T. Rowe Price to the Internal Revenue Service as a redemption.

Converting to Another Share Class

You may convert from one share class of a fund to another share class of the same fund. Although the conversion has no effect on the dollar value of your investment in the fund, the number of shares owned after the conversion may be greater or less than the number of shares owned before the conversion, depending on the net asset values of the two share classes. A conversion between share classes of the same fund is a nontaxable event. The new account will have the same registration as the account from which you are converting.

T. Rowe Price may conduct periodic reviews of account balances. If your account balance in a fund exceeds the minimum amount required for the I Class, T. Rowe Price may, but is not required to, automatically convert your Investor Class shares to I Class shares with advance notice. However, if T. Rowe Price has investment discretion, T. Rowe Price may convert your shares without advance notice.

Maintaining Your Account Balance

Investor Class Due to the relatively high cost to a fund of maintaining small accounts, we ask that you maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If, for any reason, your balance is below this amount for three months or longer, we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

I Class To keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance or convert your account to a different share class in the same fund (if available) with a higher expense ratio with advance notice. However, if T. Rowe Price has investment discretion, T. Rowe Price may convert your shares without advance notice.

The redemption of your account could result in a taxable gain or loss.

Investors holding the fund through the T. Rowe Price ActivePlus Portfolios program will be subject to the minimum account balance requirements of the program, which may differ from the minimum account balance requirements listed above.

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INVESTING THROUGH A FINANCIAL INTERMEDIARY

The following policies apply to accounts that are held through a financial intermediary.

Accounts in Investor Class and I Class shares are not required to be held through a financial intermediary, but accounts in Advisor Class and R Class shares must be held through an eligible financial intermediary (except for certain retirement plans held directly with T. Rowe Price). It is important that you contact your retirement plan or financial intermediary to determine the policies, procedures, and transaction deadlines that apply to your account. The financial intermediary may charge a fee, such as transaction fees or brokerage commissions, for its services.

Opening an Account

The financial intermediary must provide T. Rowe Price with its certified taxpayer identification number. Financial intermediaries should call Financial Institution Services for an account number and wire transfer instructions. In order to obtain an account number, the financial intermediary must supply the name, taxpayer identification number, and business street address for the account. (Please refer to “Contacting T. Rowe Price” later in this section for the appropriate telephone number and mailing address.) Financial intermediaries must also enter into a separate agreement with the fund or its agent.

How the Trade Date Is Determined

If you invest through a financial intermediary and your transaction request is received by T. Rowe Price or its agent in correct form by the close of the NYSE, your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or a financial intermediary may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or closure in NYSE trading as a closure of the NYSE and still

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accept transactions and calculate their net asset value as of 4 p.m. ET. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value.

Purchasing Shares

All initial and subsequent investments by financial intermediaries should be made by bank wire or electronic payment. There is no assurance that the share price for the purchase will be the same day the wire was initiated. Purchases by financial intermediaries are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services.

Investment Minimums

You should check with your financial intermediary to determine what minimum applies to your initial and additional investments.

The Retirement Income 2020 Fund and Summit Funds require a $25,000 minimum initial investment, and other funds generally require a $2,500 minimum initial investment, although the minimum is generally waived or modified for any retirement plans and financial intermediaries establishing accounts in the Investor Class, Advisor Class, or R Class. I Class accounts require a $1 million minimum initial investment, although the minimum generally is waived for certain types of accounts.

Investments through a financial intermediary generally do not require a minimum amount for additional purchases.

Redeeming Shares

Unless otherwise indicated, redemption proceeds will be sent via bank wire to the financial intermediary’s designated bank. Redemptions by financial intermediaries are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. Proceeds for redemption orders received prior to noon ET for a money market fund may be sent via wire the same business day. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Please note that certain purchase and redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting Financial Institution Services.

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GENERAL POLICIES RELATING TO TRANSACTIONS

The following policies and requirements apply generally to accounts in the T. Rowe Price Funds, regardless of whether the account is held directly or indirectly with T. Rowe Price.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks. In addition, we request that you give us at least three business days’ notice for any purchase of $5 million or more.

Nonpayment If a check or Automated Clearing House transfer does not clear or payment for an order is not received in a timely manner, your purchase may be canceled. You (or the financial intermediary) may be responsible for any losses or expenses incurred by the fund or its transfer agent, and the fund can redeem shares in your account or another identically registered T. Rowe Price account as reimbursement. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Retail Money Market Funds The retail money market funds have implemented policies and procedures designed to limit purchases to accounts beneficially owned by a natural person. Purchases of a retail money market fund may be rejected from an investor who has not demonstrated sufficient eligibility to purchase shares of the fund or from a financial intermediary that has not demonstrated adequate procedures to limit investments to natural persons. In addition, purchases may be prohibited or subject to certain conditions during periods where a liquidity fee or redemption gate is in effect.

Liquidity Fees and Redemption Gates—Retail Money Market Funds

A money market fund that operates as a retail money market fund pursuant to Rule 2a-7 under the Investment Company Act of 1940 has the ability to impose liquidity fees of up to 2% of the value of the shares redeemed if the fund’s weekly liquid assets fall below certain thresholds, as specified in Rule 2a-7. A retail money market fund also has the ability to impose a redemption gate, which enables the fund to temporarily suspend redemptions for up to 10 days within a 90-day period if the fund’s weekly liquid assets fall below a certain threshold, as specified in Rule 2a-7. A money market fund’s Board has ultimate discretion to determine whether or not a liquidity fee or redemption gate would be in the best interests of the fund’s shareholders and should be imposed.

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A money market fund that operates as a government money market fund pursuant to Rule 2a-7 is not required to impose a liquidity fee or redemption gate upon the sale of your shares. The Boards of the T. Rowe Price money market funds that operate as government money market funds have determined that the funds do not intend to impose liquidity fees and redemption gates. However, the Board of a T. Rowe Price government money market fund reserves the right to impose liquidity fees and redemption gates in the future, at which point shareholders would be provided with at least 60 days’ notice prior to such a change.

If a liquidity fee is in place, all exchanges out of the fund will be subject to the liquidity fee, and if a redemption gate is in place, all exchanges out of the fund will be suspended. When a liquidity fee or redemption gate is in place, the fund may elect to not permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a liquidity fee or a redemption gate is in effect.

Omnibus Accounts If your shares are held through a financial intermediary, T. Rowe Price may rely on the financial intermediary to assess any applicable liquidity fees or impose redemption gates on underlying shareholder accounts. In certain situations, T. Rowe Price enters into agreements with financial intermediaries maintaining omnibus accounts that require the financial intermediary to assess liquidity fees or redemption gates. There are no assurances that T. Rowe Price will be successful in ensuring that all financial intermediaries will properly assess the fees.

Please refer to Sections 1 and 2 of retail money market fund prospectuses for more information regarding liquidity fees and redemption gates.

Large Redemptions

Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any redemptions in-kind will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restriction imposed by the issuers. For example, real estate investment trusts (“REITs”) often impose ownership restriction on their equity securities. In addition, we request that you give us at least three business days’ notice for any redemption of $5 million or more.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that redemption requests will be paid out to redeeming shareholders by the business day following the receipt of a redemption request that is in correct form, regardless of the method the fund uses to make such payment (for example, check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial

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institution the business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to seven calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The seven-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail money market fund may temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”) and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Involuntary Redemptions and Share Class Conversions

Since nongovernment money market funds that operate as retail money market funds are required to limit their beneficial owners to natural persons, shares held directly by an investor or through a financial intermediary in these funds that are not eligible to invest in a retail money market fund are subject to involuntary redemption at any time without prior notice.

Shares held by any investors or financial intermediaries that are no longer eligible to invest in the I Class or who fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption or conversion to the Investor Class of the same fund (which may have a higher expense ratio). Investments in Advisor Class shares that are no longer held through an eligible financial intermediary may be automatically converted by T. Rowe Price to the Investor Class of the same fund following notice to the financial intermediary or shareholder. Investments in R Class shares that are no longer held on behalf of an employer-sponsored defined contribution retirement plan or other eligible R Class account or that are not held through an eligible financial intermediary may be automatically converted by T. Rowe Price to the Investor Class or Advisor Class of the same fund following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading

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and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra-short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond funds and money market funds;

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price; and

• Transactions having a value of $5,000 or less (retirement plans, including those for which T. Rowe Price serves as recordkeeper, and other financial intermediaries may apply the excessive and short-term trading policy to transactions of any amount).

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs (including the T. Rowe Price ActivePlus Portfolios program), as well as non-T. Rowe

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Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (for example, following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary and Retirement Plan Accounts If you invest in T. Rowe Price Funds through a financial intermediary, including a retirement plan, you should review the financial intermediary’s or retirement plan’s materials carefully or consult with the financial intermediary or plan sponsor directly to determine the trading policy that will apply to your trades in the T. Rowe Price Funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries, including retirement plans, may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

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For shares that are held in a retirement plan, generally the 30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper.

T. Rowe Price may allow a financial intermediary, including a retirement plan, to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with T. Rowe Price by contacting us or logging in to your account at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same household or institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you need additional copies or do not want your mailings to be “householded,” please call Shareholder Services.

T. Rowe Price can deliver account statements, transaction confirmations, prospectuses, tax forms, and shareholder reports electronically. If you are a registered user of troweprice.com, you can consent to the electronic delivery of these documents by logging in and changing your mailing preferences. You can revoke your consent at any time through troweprice.com, and we will begin to send paper copies of these documents within a reasonable time after receiving your revocation.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A shareholder or financial intermediary may need to obtain a Medallion signature guarantee in certain situations, such as:

• Requests to wire redemption proceeds when bank account information is not already authorized and on file for an account;

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	53

• Remitting redemption proceeds to any person, address, or bank account not on file;

• Establishing certain services after an account is opened; or

• Changing the account registration or broker-dealer of record for an account.

Financial intermediaries should contact T. Rowe Price Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The funds may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. In addition, certain funds serve as an underlying fund in which some fund-of-funds products, the T. Rowe Price Spectrum and Retirement Funds, invest. Subject to approval by each applicable fund’s Board, each underlying fund bears its proportionate share of the direct operating expenses of the T. Rowe Price Spectrum and Retirement Funds. All of the fees previously discussed are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

CONTACTING T. ROWE PRICE

Accounts Held Directly With T. Rowe Price

Investors who want to open an account directly with T. Rowe Price or who already have an account held directly with T. Rowe Price (and not through a financial intermediary) should refer to the following information.

Online You can open an account and place most transactions online at troweprice.com.

Telephone If you have questions relating to the opening of a new account (including Traditional, Roth, and Rollover IRAs and most nonretirement accounts) with T. Rowe Price,

T. ROWE PRICE	54

please call Investor Services at 1-800-638-5660. To place a transaction, report unauthorized activity on your account or a discrepancy on your transaction confirmation, elect out of the “householding” of prospectuses and shareholder reports, or ask a question about an existing account, please call Shareholder Services at 1-800-225-5132. If you find our phones busy during unusually volatile markets, please consider placing your order online.

To access information on fund performance, prices, account balances, and your latest transactions 24 hours a day, please call T. Rowe Price Tele*Access® at
1-800-638-2587. (Please note that transactions cannot be placed through Tele*Access®.)

If you are an institutional investor opening an account directly with T. Rowe Price or have questions or want to place a transaction on an existing account, please call Financial Institution Services at 1-800-638-8790.

For inquiries regarding funds owned in a small business retirement plan, which include SEP-IRA, SAR-SEP, SIMPLE IRA, individual 401(k), profit sharing, money purchase pension, and certain 403(b) plan accounts, please call T. Rowe Price Retirement Client Services at
1-800-492-7670 or consult your plan administrator. Requests for redemptions from these types of retirement accounts may be required to be in writing.

Funds held through other employer-sponsored retirement plans should call the appropriate telephone number that appears on your retirement plan account statement.

If you hold shares of a T. Rowe Price Fund through a T. Rowe Price Brokerage account and want to place a transaction, please call 1-800-225-7720.

For inquiries or to place a transaction, the hearing-impaired should call the applicable number found under “Contacting T. Rowe Price” with a relay operator or visit the T. Rowe Price website at troweprice.com. Inquires may also be directed to info@troweprice.com.

By Mail Please be sure to use the correct address to avoid a delay in opening your account or processing your transaction. These addresses are subject to change at any time, so you may want to consider checking troweprice.com/contactus or calling the appropriate telephone number to ensure that you use the correct mailing address.

Investors (other than institutions and small business retirement plans) opening a new account or making additional purchases by check should use the following addresses:

via U.S. mail T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300	via private carriers/overnight services T. Rowe Price Account Services Mail Code 17300 4515 Painters Mill Road Owings Mills, MD 21117-4903

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	55

Investors (other than institutions and small business retirement plans) requesting an exchange or redemption should use the following addresses:

via U.S. mail T. Rowe Price Account Services P.O. Box 17468 Baltimore, MD 21298-8275	via private carriers/overnight services T. Rowe Price Account Services Mail Code 17468 4515 Painters Mill Road Owings Mills, MD 21117-4903

Investors in a small business retirement plan opening a new account, making a purchase by check, or placing an exchange or redemption should use the following addresses:

via U.S. mail T. Rowe Price Retirement Client Services P.O. Box 17350 Baltimore, MD 21297-1350	via private carriers/overnight services T. Rowe Price Attn.: Retirement Operations 4515 Painters Mill Road Owings Mills, MD 21117-4903

Institutional investors opening a new account, making a purchase by check, or placing an exchange or redemption should use the following addresses:

via U.S. mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Your transaction will receive the share price for the business day that the request is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the request is received at the post office box.

Accounts Held Through Financial Intermediaries

If you hold shares of a fund through a financial intermediary, you must contact your financial intermediary to determine the requirements for opening a new account and placing transactions. Financial intermediaries should refer to the following information.

Telephone To open a new account, place transactions, or ask any question about an account, please call Financial Institution Services at 1-800-638-8790.

T. ROWE PRICE	56

By Mail Financial intermediaries should send new account agreements and other documentation to the following addresses:

via U.S. mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Except for the Retirement Income 2020 Fund, dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option. For the Retirement Income 2020 Fund, subject to certain exceptions, regularly scheduled monthly dividends may generally not be reinvested. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested may be paid by check or transmitted to your bank account via Automated Clearing House or may be automatically invested into another fund account. For the Retirement Income 2020 Fund, regularly scheduled monthly dividends are generally not paid by check. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	57

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Money market funds

• Shares purchased via wire that are received by T. Rowe Price by noon ET begin to earn dividends on that day. Shares purchased via a wire received after noon ET and through other methods normally begin to earn dividends on the business day after payment is received by T. Rowe Price.

• Dividends are declared daily and paid on the first business day of each month.

Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Dividends are declared daily and paid on the first business day of each month.
These stock funds only: • Balanced • Dividend Growth • Equity Income • Equity Index 500 • Global Real Estate • Growth & Income • Personal Strategy Balanced • Personal Strategy Income • Real Estate	• Dividends, if any, are declared and paid quarterly, in March, June, September, and December. • Must be a shareholder on the dividend record date.

This fund only: • Retirement Income 2020	• Dividends are declared and normally paid in the middle of each month.

Other stock funds	• Dividends, if any, are declared and paid annually, generally in December. • Must be a shareholder on the dividend record date.

Retirement, Retirement I, Spectrum, and Target Funds: • Retirement Balanced and Spectrum Income	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Dividends are declared daily and paid on the first business day of each month.

• All others	• Dividends, if any, are declared and paid annually, generally in December. • Must be a shareholder on the dividend record date.

For funds that declare dividends daily, shares earn dividends through the date of a redemption (for redemptions from money market funds where the request is received prior to noon ET and proceeds are sent via wire, shares only earn dividends through the calendar day prior to the date of redemption). Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on

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those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law. Capital gains are not expected from government or retail money market funds since they are managed to maintain a stable share price. However, if a money market fund unexpectedly has net capital gains for the year (after subtracting any capital losses), the capital gain may be declared and paid in December to shareholders of record.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

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Additional information about the taxation of dividends for certain T. Rowe Price Funds is listed below:

Tax-Free and Municipal Funds
• Regular monthly dividends (including those from the state-specific tax-free funds) are expected to be exempt from federal income taxes.
• Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities.
• Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

• For state-specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax of that particular state. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.

• If a fund invests in certain “private activity” bonds that are not exempt from the alternative minimum tax, shareholders who are subject to the alternative minimum tax must include income generated by those bonds in their alternative minimum tax calculation. The portion of a fund’s income dividend that should be included in your alternative minimum tax calculation, if any, will be reported to you by mid-February on Form 1099-DIV.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, income and gains from derivatives, distributions from nonqualified foreign corporations, distributions from real estate investment trusts, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds or money market funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock funds, bond funds, or money market funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

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Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another fund in a taxable account is also a sale for tax purposes. As long as a money market fund maintains a stable share price of $1.00, a redemption or exchange to another fund will not result in a gain or loss for tax purposes. However, an exchange from one fund into a money market fund may result in a gain or loss on the fund from which shares were redeemed.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	61

financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund and money market fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held for six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as REITs, and distributions that exceed taxable income due to losses from foreign currency transactions or

T. ROWE PRICE	62

other investment transactions. Certain funds, including international bond funds and funds that invest significantly in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments. The Retirement Income 2020 Fund is also more likely to have some or all of its distributions recharacterized as returns of capital because of the predetermined monthly distribution amount.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

The following table provides additional details on distributions for certain funds:

Taxes on Fund Distributions
Tax-Free and Municipal Funds

• Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.

• Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gains.

• To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

Limited Duration Inflation Focused Bond and Inflation Protected Bond Funds

• Inflation adjustments on Treasury inflation protected securities that exceed deflation adjustments for the year will be distributed as a short-term capital gain, resulting in ordinary income.

• In computing the distribution amount, the funds cannot reduce inflation adjustments by short- or long-term capital losses from the sales of securities.

• Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year being treated as a return of capital.

Retirement, Retirement I, Spectrum, and Target Funds
• Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

Tax Consequences of Liquidity Fees

It is currently anticipated that shareholders of retail money market funds that impose a liquidity fee may generally treat the liquidity fee as offsetting the shareholder’s amount realized on the redemption (thereby decreasing the shareholder’s gain, or increasing the shareholder’s

INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS	63

loss, on the redeemed amount). A fund that imposes a liquidity fee anticipates using 100% of the fee to help repair a market-based net asset value per share that was below $1.00.

Because the retail money market funds use amortized cost to maintain a stable share price of $1.00, in the event that a liquidity fee is imposed, a fund may need to distribute to its remaining shareholders sufficient value to prevent the fund from breaking the buck on the upside (i.e., by rounding up to $1.01 in pricing its shares) if the imposition of a liquidity fee causes the fund’s market-based net asset value to reach $1.0050. To the extent that a fund has sufficient earnings and profits to support the distribution, the additional dividends would be taxable as ordinary income to shareholders and would be eligible for deduction by the fund. Any distribution in excess of the fund’s earnings and profits would be treated as a return of capital, which would reduce your cost basis in the fund shares.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason

T. ROWE PRICE	64

to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-22410	F176-040 5/1/19

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information (“SAI”) for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the mutual funds sponsored and managed by T. Rowe Price Associates, Inc. (“Price Funds”).

The date of this Statement of Additional Information is May 1, 2019.

T. ROWE PRICE BALANCED FUND, INC.
T. Rowe Price Balanced Fund	RPBAX
T. Rowe Price Balanced Fund—I Class	RBAIX
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. Rowe Price Blue Chip Growth Fund	TRBCX
T. Rowe Price Blue Chip Growth Fund—Advisor Class	PABGX
T. Rowe Price Blue Chip Growth Fund—I Class	TBCIX
T. Rowe Price Blue Chip Growth Fund—R Class	RRBGX
T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
T. Rowe Price Capital Appreciation Fund	PRWCX
T. Rowe Price Capital Appreciation Fund—Advisor Class	PACLX
T. Rowe Price Capital Appreciation Fund—I Class	TRAIX

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
T. Rowe Price Capital Opportunity Fund	PRCOX
T. Rowe Price Capital Opportunity Fund—Advisor Class	PACOX
T. Rowe Price Capital Opportunity Fund—I Class	PCCOX
T. Rowe Price Capital Opportunity Fund—R Class	RRCOX

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
T. Rowe Price Communications & Technology Fund	PRMTX
T. Rowe Price Communications & Technology Fund—I Class	TTMIX

T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. Rowe Price Corporate Income Fund	PRPIX
T. Rowe Price Corporate Income Fund—I Class	TICCX
T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
T. Rowe Price Credit Opportunities Fund	PRCPX
T. Rowe Price Credit Opportunities Fund—Advisor Class	PAOPX
T. Rowe Price Credit Opportunities Fund—I Class	TCRRX
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. Rowe Price Diversified Mid-Cap Growth Fund	PRDMX
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class	RPTTX

C00-042 5/1/19

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. Rowe Price Dividend Growth Fund	PRDGX
T. Rowe Price Dividend Growth Fund—Advisor Class	TADGX
T. Rowe Price Dividend Growth Fund—I Class	PDGIX
T. ROWE PRICE EQUITY INCOME FUND, INC.
T. Rowe Price Equity Income Fund	PRFDX
T. Rowe Price Equity Income Fund—Advisor Class	PAFDX
T. Rowe Price Equity Income Fund—I Class	REIPX
T. Rowe Price Equity Income Fund—R Class	RRFDX
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. Rowe Price Financial Services Fund	PRISX
T. Rowe Price Financial Services Fund—I Class	TFIFX
T. ROWE PRICE FLOATING RATE FUND, INC.
T. Rowe Price Floating Rate Fund	PRFRX
T. Rowe Price Floating Rate Fund—Advisor Class	PAFRX
T. Rowe Price Floating Rate Fund—I Class	TFAIX
T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
T. Rowe Price Global Allocation Fund	RPGAX
T. Rowe Price Global Allocation Fund—Advisor Class	PAFGX
T. Rowe Price Global Allocation Fund—I Class	TGAFX
T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
T. Rowe Price Global Multi-Sector Bond Fund	PRSNX
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class	PRSAX
T. Rowe Price Global Multi-Sector Bond Fund—I Class	PGMSX
T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
T. Rowe Price Global Real Estate Fund	TRGRX
T. Rowe Price Global Real Estate Fund—Advisor Class	PAGEX
T. Rowe Price Global Real Estate Fund—I Class	TIRGX
T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. Rowe Price Global Technology Fund	PRGTX
T. Rowe Price Global Technology Fund—I Class	PGTIX
T. ROWE PRICE GNMA FUND, INC.
T. Rowe Price GNMA Fund	PRGMX
T. Rowe Price GNMA Fund—I Class	PRXAX
T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
T. Rowe Price Government Money Fund	PRRXX
T. Rowe Price Government Money Fund—I Class	TTGXX
T. ROWE PRICE GROWTH & INCOME FUND, INC.
T. Rowe Price Growth & Income Fund	PRGIX
T. Rowe Price Growth & Income Fund—I Class	TGTIX

T. ROWE PRICE GROWTH STOCK FUND, INC.
T. Rowe Price Growth Stock Fund	PRGFX
T. Rowe Price Growth Stock Fund—Advisor Class	TRSAX
T. Rowe Price Growth Stock Fund—I Class	PRUFX
T. Rowe Price Growth Stock Fund—R Class	RRGSX
T. ROWE PRICE HEALTH SCIENCES FUND, INC.
T. Rowe Price Health Sciences Fund	PRHSX
T. Rowe Price Health Sciences Fund—I Class	THISX
T. ROWE PRICE HIGH YIELD FUND, INC.
T. Rowe Price High Yield Fund	PRHYX
T. Rowe Price High Yield Fund—Advisor Class	PAHIX
T. Rowe Price High Yield Fund—I Class	PRHIX
T. Rowe Price U.S. High Yield Fund	TUHYX
T. Rowe Price U.S. High Yield Fund—Advisor Class	TUHAX
T. Rowe Price U.S. High Yield Fund—I Class	TUHIX
T. ROWE PRICE INDEX TRUST, INC.
T. Rowe Price Equity Index 500 Fund	PREIX
T. Rowe Price Equity Index 500 Fund—I Class	PRUIX
T. Rowe Price Extended Equity Market Index Fund	PEXMX
T. Rowe Price Mid-Cap Index Fund	N/A
T. Rowe Price Mid-Cap Index Fund—I Class	N/A
T. Rowe Price Small-Cap Index Fund	N/A
T. Rowe Price Small-Cap Index Fund—I Class	N/A
T. Rowe Price Total Equity Market Index Fund	POMIX
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. Rowe Price Inflation Protected Bond Fund	PRIPX
T. Rowe Price Inflation Protected Bond Fund—I Class	TIIPX
T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“INSTITUTIONAL EQUITY FUNDS”)
T. Rowe Price Institutional Large-Cap Core Growth Fund	TPLGX
T. Rowe Price Institutional Large-Cap Growth Fund	TRLGX
T. Rowe Price Institutional Large-Cap Value Fund	TILCX
T. Rowe Price Institutional Mid-Cap Equity Growth Fund	PMEGX
T. Rowe Price Institutional Small-Cap Stock Fund	TRSSX
T. Rowe Price Institutional U.S. Structured Research Fund	TRISX
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. Rowe Price Institutional Cash Reserves Fund	ICFXX
T. Rowe Price Institutional Core Plus Fund	TICPX
T. Rowe Price Institutional Floating Rate Fund	RPIFX
T. Rowe Price Institutional Floating Rate Fund—F Class	PFFRX
T. Rowe Price Institutional High Yield Fund	TRHYX
T. Rowe Price Institutional Long Duration Credit Fund	RPLCX
T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
T. Rowe Price Institutional Africa & Middle East Fund	TRIAX
T. Rowe Price Institutional Emerging Markets Bond Fund	TREBX

T. Rowe Price Institutional Emerging Markets Equity Fund	IEMFX
T. Rowe Price Institutional Frontier Markets Equity Fund	PRFFX
T. Rowe Price Institutional Global Focused Growth Equity Fund	TRGSX
T. Rowe Price Institutional Global Growth Equity Fund	RPIGX
T. Rowe Price Institutional Global Value Equity Fund	PRIGX
T. Rowe Price Institutional International Core Equity Fund	TRCEX
T. Rowe Price Institutional International Disciplined Equity Fund (formerly T. Rowe Price Institutional International Concentrated Equity Fund)	RPICX
T. Rowe Price Institutional International Growth Equity Fund	PRFEX
T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Intermediate Tax-Free High Yield Fund	PRIHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class	PRAHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class	TFHAX
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price Africa & Middle East Fund	TRAMX
T. Rowe Price Africa & Middle East Fund—I Class	PRAMX
T. Rowe Price Asia Opportunities Fund	TRAOX
T. Rowe Price Asia Opportunities Fund—Advisor Class	PAAOX
T. Rowe Price Asia Opportunities Fund—I Class	TRASX
T. Rowe Price Dynamic Credit Fund	RPIDX
T. Rowe Price Dynamic Credit Fund—I Class	RPELX
T. Rowe Price Dynamic Global Bond Fund	RPIEX
T. Rowe Price Dynamic Global Bond Fund—Advisor Class	PAIEX
T. Rowe Price Dynamic Global Bond Fund—I Class	RPEIX
T. Rowe Price Emerging Europe Fund	TREMX
T. Rowe Price Emerging Europe Fund—I Class	TTEEX
T. Rowe Price Emerging Markets Bond Fund	PREMX
T. Rowe Price Emerging Markets Bond Fund—Advisor Class	PAIKX
T. Rowe Price Emerging Markets Bond Fund—I Class	PRXIX
T. Rowe Price Emerging Markets Corporate Bond Fund	TRECX
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class	PACEX
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class	TECIX
T. Rowe Price Emerging Markets Discovery Stock Fund (formerly T. Rowe Price Emerging Markets Value Stock Fund)	PRIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class (formerly T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class)	PAIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—I Class (formerly T. Rowe Price Emerging Markets Value Stock Fund—I Class)	REVIX
T. Rowe Price Emerging Markets Local Currency Bond Fund	PRELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class	PAELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class	TEIMX
T. Rowe Price Emerging Markets Stock Fund	PRMSX
T. Rowe Price Emerging Markets Stock Fund—I Class	PRZIX
T. Rowe Price European Stock Fund	PRESX
T. Rowe Price European Stock Fund—I Class	TEUIX
T. Rowe Price Global Consumer Fund	PGLOX

T. Rowe Price Global Growth Stock Fund	RPGEX
T. Rowe Price Global Growth Stock Fund—Advisor Class	PAGLX
T. Rowe Price Global Growth Stock Fund—I Class	RGGIX
T. Rowe Price Global High Income Bond Fund	RPIHX
T. Rowe Price Global High Income Bond Fund—Advisor Class	PAIHX
T. Rowe Price Global High Income Bond Fund—I Class	RPOIX
T. Rowe Price Global Industrials Fund	RPGIX
T. Rowe Price Global Industrials Fund—I Class	TRGAX
T. Rowe Price Global Stock Fund	PRGSX
T. Rowe Price Global Stock Fund—Advisor Class	PAGSX
T. Rowe Price Global Stock Fund—I Class	TRGLX
T. Rowe Price International Bond Fund	RPIBX
T. Rowe Price International Bond Fund—Advisor Class	PAIBX
T. Rowe Price International Bond Fund—I Class	RPISX
T. Rowe Price International Bond Fund (USD Hedged)	TNIBX
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class	TTABX
T. Rowe Price International Bond Fund (USD Hedged)—I Class	TNBMX
T. Rowe Price International Disciplined Equity Fund (formerly T. Rowe Price International Concentrated Equity Fund)	PRCNX
T. Rowe Price International Disciplined Equity Fund—Advisor Class (formerly T. Rowe Price International Concentrated Equity Fund—Advisor Class)	PRNCX
T. Rowe Price International Disciplined Equity Fund—I Class (formerly T. Rowe Price International Concentrated Equity Fund—I Class)	RICIX
T. Rowe Price International Discovery Fund	PRIDX
T. Rowe Price International Discovery Fund—I Class	TIDDX
T. Rowe Price International Stock Fund	PRITX
T. Rowe Price International Stock Fund—Advisor Class	PAITX
T. Rowe Price International Stock Fund—I Class	PRIUX
T. Rowe Price International Stock Fund—R Class	RRITX
T. Rowe Price International Value Equity Fund	TRIGX
T. Rowe Price International Value Equity Fund—Advisor Class	PAIGX
T. Rowe Price International Value Equity Fund—I Class	TRTIX
T. Rowe Price International Value Equity Fund—R Class	RRIGX
T. Rowe Price Japan Fund	PRJPX
T. Rowe Price Japan Fund—I Class	RJAIX
T. Rowe Price Latin America Fund	PRLAX
T. Rowe Price Latin America Fund—I Class	RLAIX
T. Rowe Price New Asia Fund	PRASX
T. Rowe Price New Asia Fund —I Class	PNSIX
T. Rowe Price Overseas Stock Fund	TROSX
T. Rowe Price Overseas Stock Fund—Advisor Class	PAEIX
T. Rowe Price Overseas Stock Fund—I Class	TROIX
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. Rowe Price International Equity Index Fund	PIEQX

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	TRBFX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class	TRLDX
T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. Rowe Price Mid-Cap Growth Fund	RPMGX
T. Rowe Price Mid-Cap Growth Fund—Advisor Class	PAMCX
T. Rowe Price Mid-Cap Growth Fund—I Class	RPTIX
T. Rowe Price Mid-Cap Growth Fund—R Class	RRMGX
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. Rowe Price Mid-Cap Value Fund	TRMCX
T. Rowe Price Mid-Cap Value Fund—Advisor Class	TAMVX
T. Rowe Price Mid-Cap Value Fund—I Class	TRMIX
T. Rowe Price Mid-Cap Value Fund—R Class	RRMVX
T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“MULTI-SECTOR ACCOUNT PORTFOLIOS”)
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio	N/A
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio	N/A
T. Rowe Price Floating Rate Multi-Sector Account Portfolio	N/A
T. Rowe Price High Yield Multi-Sector Account Portfolio	N/A
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	N/A
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	N/A
T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
T. Rowe Price Multi-Strategy Total Return Fund	TMSRX
T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class	TMSAX
T. Rowe Price Multi-Strategy Total Return Fund—I Class	TMSSX
T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. Rowe Price New America Growth Fund	PRWAX
T. Rowe Price New America Growth Fund—Advisor Class	PAWAX
T. Rowe Price New America Growth Fund—I Class	PNAIX
T. ROWE PRICE NEW ERA FUND, INC.
T. Rowe Price New Era Fund	PRNEX
T. Rowe Price New Era Fund—I Class	TRNEX
T. ROWE PRICE NEW HORIZONS FUND, INC.
T. Rowe Price New Horizons Fund	PRNHX
T. Rowe Price New Horizons Fund—I Class	PRJIX
T. ROWE PRICE NEW INCOME FUND, INC.
T. Rowe Price New Income Fund	PRCIX
T. Rowe Price New Income Fund—Advisor Class	PANIX
T. Rowe Price New Income Fund—I Class	PRXEX
T. Rowe Price New Income Fund—R Class	RRNIX
T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“PERSONAL STRATEGY FUNDS”)
T. Rowe Price Personal Strategy Balanced Fund	TRPBX
T. Rowe Price Personal Strategy Balanced Fund—I Class	TPPAX

T. Rowe Price Personal Strategy Growth Fund	TRSGX
T. Rowe Price Personal Strategy Growth Fund—I Class	TGIPX
T. Rowe Price Personal Strategy Income Fund	PRSIX
T. Rowe Price Personal Strategy Income Fund—I Class	PPIPX
T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.
T. Rowe Price QM Global Equity Fund	TQGEX
T. Rowe Price QM Global Equity Fund—Advisor Class	TQGAX
T. Rowe Price QM Global Equity Fund—I Class	TQGIX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund	TQSMX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	TQSAX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class	TQSIX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	PRDSX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class	TQAAX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class	TQAIX
T. Rowe Price QM U.S. Value Equity Fund	TQMVX
T. Rowe Price QM U.S. Value Equity Fund—Advisor Class	TQVAX
T. Rowe Price QM U.S. Value Equity Fund—I Class	TQVIX
T. ROWE PRICE REAL ASSETS FUND, INC.
T. Rowe Price Real Assets Fund	PRAFX
T. Rowe Price Real Assets Fund—I Class	PRIKX
T. ROWE PRICE REAL ESTATE FUND, INC.
T. Rowe Price Real Estate Fund	TRREX
T. Rowe Price Real Estate Fund—Advisor Class	PAREX
T. Rowe Price Real Estate Fund—I Class	TIRRX
T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP RESERVE FUNDS”)
T. Rowe Price Government Reserve Fund	N/A
T. Rowe Price Short-Term Fund	N/A
T. Rowe Price Short-Term Government Fund	N/A
T. Rowe Price Treasury Reserve Fund	N/A
T. ROWE PRICE RETIREMENT FUNDS, INC. (“RETIREMENT FUNDS”)
T. Rowe Price Retirement 2005 Fund	TRRFX
T. Rowe Price Retirement 2005 Fund—Advisor Class	PARGX
T. Rowe Price Retirement 2005 Fund—R Class	RRTLX
T. Rowe Price Retirement 2010 Fund	TRRAX
T. Rowe Price Retirement 2010 Fund—Advisor Class	PARAX
T. Rowe Price Retirement 2010 Fund—R Class	RRTAX
T. Rowe Price Retirement 2015 Fund	TRRGX
T. Rowe Price Retirement 2015 Fund—Advisor Class	PARHX
T. Rowe Price Retirement 2015 Fund—R Class	RRTMX
T. Rowe Price Retirement 2020 Fund	TRRBX
T. Rowe Price Retirement 2020 Fund—Advisor Class	PARBX
T. Rowe Price Retirement 2020 Fund—R Class	RRTBX

T. Rowe Price Retirement 2025 Fund	TRRHX
T. Rowe Price Retirement 2025 Fund—Advisor Class	PARJX
T. Rowe Price Retirement 2025 Fund—R Class	RRTNX
T. Rowe Price Retirement 2030 Fund	TRRCX
T. Rowe Price Retirement 2030 Fund—Advisor Class	PARCX
T. Rowe Price Retirement 2030 Fund—R Class	RRTCX
T. Rowe Price Retirement 2035 Fund	TRRJX
T. Rowe Price Retirement 2035 Fund—Advisor Class	PARKX
T. Rowe Price Retirement 2035 Fund—R Class	RRTPX
T. Rowe Price Retirement 2040 Fund	TRRDX
T. Rowe Price Retirement 2040 Fund—Advisor Class	PARDX
T. Rowe Price Retirement 2040 Fund—R Class	RRTDX
T. Rowe Price Retirement 2045 Fund	TRRKX
T. Rowe Price Retirement 2045 Fund—Advisor Class	PARLX
T. Rowe Price Retirement 2045 Fund—R Class	RRTRX
T. Rowe Price Retirement 2050 Fund	TRRMX
T. Rowe Price Retirement 2050 Fund—Advisor Class	PARFX
T. Rowe Price Retirement 2050 Fund—R Class	RRTFX
T. Rowe Price Retirement 2055 Fund	TRRNX
T. Rowe Price Retirement 2055 Fund—Advisor Class	PAROX
T. Rowe Price Retirement 2055 Fund—R Class	RRTVX
T. Rowe Price Retirement 2060 Fund	TRRLX
T. Rowe Price Retirement 2060 Fund—Advisor Class	TRRYX
T. Rowe Price Retirement 2060 Fund—R Class	TRRZX
T. Rowe Price Retirement Balanced Fund	TRRIX
T. Rowe Price Retirement Balanced Fund—Advisor Class	PARIX
T. Rowe Price Retirement Balanced Fund—R Class	RRTIX
T. Rowe Price Retirement I 2005 Fund—I Class	TRPFX
T. Rowe Price Retirement I 2010 Fund—I Class	TRPAX
T. Rowe Price Retirement I 2015 Fund—I Class	TRFGX
T. Rowe Price Retirement I 2020 Fund—I Class	TRBRX
T. Rowe Price Retirement I 2025 Fund—I Class	TRPHX
T. Rowe Price Retirement I 2030 Fund—I Class	TRPCX
T. Rowe Price Retirement I 2035 Fund—I Class	TRPJX
T. Rowe Price Retirement I 2040 Fund—I Class	TRPDX
T. Rowe Price Retirement I 2045 Fund—I Class	TRPKX
T. Rowe Price Retirement I 2050 Fund—I Class	TRPMX
T. Rowe Price Retirement I 2055 Fund—I Class	TRPNX
T. Rowe Price Retirement I 2060 Fund—I Class	TRPLX
T. Rowe Price Retirement Balanced I Fund—I Class	TRPTX
T. Rowe Price Retirement Income 2020 Fund	TRLAX
T. Rowe Price Target 2005 Fund	TRARX
T. Rowe Price Target 2005 Fund—Advisor Class	PANRX
T. Rowe Price Target 2005 Fund—I Class	TFRRX

T. Rowe Price Target 2010 Fund	TRROX
T. Rowe Price Target 2010 Fund—Advisor Class	PAERX
T. Rowe Price Target 2010 Fund—I Class	TORFX
T. Rowe Price Target 2015 Fund	TRRTX
T. Rowe Price Target 2015 Fund—Advisor Class	PAHRX
T. Rowe Price Target 2015 Fund—I Class	TTRTX
T. Rowe Price Target 2020 Fund	TRRUX
T. Rowe Price Target 2020 Fund—Advisor Class	PAIRX
T. Rowe Price Target 2020 Fund—I Class	TTURX
T. Rowe Price Target 2025 Fund	TRRVX
T. Rowe Price Target 2025 Fund—Advisor Class	PAJRX
T. Rowe Price Target 2025 Fund—I Class	TRVVX
T. Rowe Price Target 2030 Fund	TRRWX
T. Rowe Price Target 2030 Fund—Advisor Class	PAKRX
T. Rowe Price Target 2030 Fund—I Class	TWRRX
T. Rowe Price Target 2035 Fund	RPGRX
T. Rowe Price Target 2035 Fund—Advisor Class	PATVX
T. Rowe Price Target 2035 Fund—I Class	TPGPX
T. Rowe Price Target 2040 Fund	TRHRX
T. Rowe Price Target 2040 Fund—Advisor Class	PAHHX
T. Rowe Price Target 2040 Fund—I Class	TRXRX
T. Rowe Price Target 2045 Fund	RPTFX
T. Rowe Price Target 2045 Fund—Advisor Class	PAFFX
T. Rowe Price Target 2045 Fund—I Class	TRFWX
T. Rowe Price Target 2050 Fund	TRFOX
T. Rowe Price Target 2050 Fund—Advisor Class	PAOFX
T. Rowe Price Target 2050 Fund—I Class	TOORX
T. Rowe Price Target 2055 Fund	TRFFX
T. Rowe Price Target 2055 Fund—Advisor Class	PAFTX
T. Rowe Price Target 2055 Fund—I Class	TRPPX
T. Rowe Price Target 2060 Fund	TRTFX
T. Rowe Price Target 2060 Fund—Advisor Class	TRTGX
T. Rowe Price Target 2060 Fund—I Class	TTOIX
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. Rowe Price Science & Technology Fund	PRSCX
T. Rowe Price Science & Technology Fund—Advisor Class	PASTX
T. Rowe Price Science & Technology Fund—I Class	TSNIX
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. Rowe Price Short-Term Bond Fund	PRWBX
T. Rowe Price Short-Term Bond Fund—Advisor Class	PASHX
T. Rowe Price Short-Term Bond Fund—I Class	TBSIX
T. Rowe Price Ultra Short-Term Bond Fund	TRBUX
T. Rowe Price Ultra Short-Term Bond Fund—I Class	TRSTX

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. Rowe Price Small-Cap Stock Fund	OTCFX
T. Rowe Price Small-Cap Stock Fund—Advisor Class	PASSX
T. Rowe Price Small-Cap Stock Fund—I Class	OTIIX
T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
T. Rowe Price Small-Cap Value Fund	PRSVX
T. Rowe Price Small-Cap Value Fund—Advisor Class	PASVX
T. Rowe Price Small-Cap Value Fund—I Class	PRVIX
T. ROWE PRICE SPECTRUM FUND, INC. (“SPECTRUM FUNDS”)
Spectrum Growth Fund	PRSGX
Spectrum Income Fund	RPSIX
Spectrum International Fund	PSILX
T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
T. Rowe Price California Tax-Free Bond Fund	PRXCX
T. Rowe Price California Tax-Free Bond Fund—I Class	TCFEX
T. Rowe Price California Tax-Free Money Fund	PCTXX
T. Rowe Price California Tax-Free Money Fund—I Class	TCBXX
T. Rowe Price Georgia Tax-Free Bond Fund	GTFBX
T. Rowe Price Georgia Tax-Free Bond Fund—I Class	TBGAX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	PRMDX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class	TRMUX
T. Rowe Price Maryland Tax-Free Bond Fund	MDXBX
T. Rowe Price Maryland Tax-Free Bond Fund—I Class	TFBIX
T. Rowe Price Maryland Tax-Free Money Fund	TMDXX
T. Rowe Price Maryland Tax-Free Money Fund—I Class	TWNXX
T. Rowe Price New Jersey Tax-Free Bond Fund	NJTFX
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class	TRJIX
T. Rowe Price New York Tax-Free Bond Fund	PRNYX
T. Rowe Price New York Tax-Free Bond Fund—I Class	TRYIX
T. Rowe Price New York Tax-Free Money Fund	NYTXX
T. Rowe Price New York Tax-Free Money Fund—I Class	TRNXX
T. Rowe Price Virginia Tax-Free Bond Fund	PRVAX
T. Rowe Price Virginia Tax-Free Bond Fund—I Class	TFBVX
T. ROWE PRICE SUMMIT FUNDS, INC. (“SUMMIT INCOME FUNDS”)
T. Rowe Price Cash Reserves Fund	TSCXX
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“SUMMIT MUNICIPAL FUNDS”)
T. Rowe Price Summit Municipal Income Fund	PRINX
T. Rowe Price Summit Municipal Income Fund—Advisor Class	PAIMX
T. Rowe Price Summit Municipal Income Fund—I Class	PRIMX
T. Rowe Price Summit Municipal Intermediate Fund	PRSMX
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class	PAIFX
T. Rowe Price Summit Municipal Intermediate Fund—I Class	PRTMX
T. Rowe Price Summit Municipal Money Market Fund	TRSXX

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“TAX-EFFICIENT FUNDS”)
T. Rowe Price Tax-Efficient Equity Fund	PREFX
T. Rowe Price Tax-Efficient Equity Fund—I Class	TEEFX
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. Rowe Price Tax-Exempt Money Fund	PTEXX
T. Rowe Price Tax-Exempt Money Fund—I Class	TERXX
T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Tax-Free High Yield Fund	PRFHX
T. Rowe Price Tax-Free High Yield Fund—Advisor Class	PATFX
T. Rowe Price Tax-Free High Yield Fund—I Class	PTYIX
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. Rowe Price Tax-Free Income Fund	PRTAX
T. Rowe Price Tax-Free Income Fund—Advisor Class	PATAX
T. Rowe Price Tax-Free Income Fund—I Class	TFILX
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
T. Rowe Price Tax-Free Short-Intermediate Fund	PRFSX
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class	PATIX
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class	TTSIX
T. ROWE PRICE TOTAL RETURN FUND, INC.
T. Rowe Price Total Return Fund	PTTFX
T. Rowe Price Total Return Fund—Advisor Class	PTATX
T. Rowe Price Total Return Fund—I Class	PTKIX
T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.
T. Rowe Price U.S. Bond Enhanced Index Fund	PBDIX
T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
T. Rowe Price U.S. Large-Cap Core Fund	TRULX
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class	PAULX
T. Rowe Price U.S. Large-Cap Core Fund—I Class	RCLIX
T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. TREASURY FUNDS”)
U.S. Treasury Intermediate Fund	PRTIX
U.S. Treasury Intermediate Fund—I Class	PRKIX
U.S. Treasury Long-Term Fund	PRULX
U.S. Treasury Long-Term Fund—I Class	PRUUX
U.S. Treasury Money Fund	PRTXX
U.S. Treasury Money Fund—I Class	TRGXX
T. ROWE PRICE VALUE FUND, INC.
T. Rowe Price Value Fund	TRVLX
T. Rowe Price Value Fund—Advisor Class	PAVLX
T. Rowe Price Value Fund—I Class	TRPIX

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. Dynamic Credit Fund, Dynamic Credit Fund—I Class, Short-Term Government Fund, Summit Municipal Income Fund—I Class, and Summit Municipal Intermediate Fund—I Class have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (“Fitch”)

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

S&P Global Ratings (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price Japan, Inc. (“Price Japan”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

While many Price Funds are offered in more than one share class, not all funds are offered in the share classes described below. The front cover of each Price Fund’s prospectus indicates which share classes are available for the fund.

Investor Class

The Investor Class is available to individual investors, institutions, and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a financial intermediary. A Price Fund (other than an institutional fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

I Class

The I Class generally requires a $1 million initial investment minimum, although the minimum generally is waived for financial intermediaries, retirement plans, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority. I Class shares are generally designed to be sold to retirement plans, financial intermediaries, and other institutional investors, as well as individuals meeting the investment minimum or other specific criteria. The I Class may be purchased directly through T. Rowe Price or through a financial intermediary.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

R Class

The R Class is designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

Institutional Funds

Most of the T. Rowe Price institutional funds are available only in a single share class (referred to as the “Institutional Class”). The Institutional Class (other than their F Class shares) generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts. The Institutional Class is designed for institutional investors, which typically include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. Institutional funds may be purchased directly through T. Rowe Price or through a financial intermediary.

F Class

The F Class is a separate share class of certain institutional funds and is designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Mid-Cap Index Fund, Multi-Sector Account Portfolios, Small-Cap Index Fund, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. Each prospectus and shareholder report includes information on all share classes available for a fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation Fund	Equity	Dec 31	Dec 31	June 30	May 1

Capital Opportunity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Cash Reserves Fund	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Communications & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dynamic Credit Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Emerging Europe Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Emerging Markets Discovery Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Local Currency Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Allocation Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Consumer Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Growth Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global Industrials Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Multi-Sector Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
GNMA Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund	Equity	Dec 31	Dec 31	June 30	May 1
High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Protected Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Cash Reserves Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Institutional Core Plus Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Frontier Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Focused Growth Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Growth Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Value Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Core Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Institutional Large-Cap Core Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research Fund	Equity	Dec 31	Dec 31	June 30	May 1
Intermediate Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
International Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)	International Bond	Dec 31	Dec 31	June 30	May 1
International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Limited Duration Inflation Focused Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Maryland Short-Term Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Multi-Strategy Total Return Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
New America Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Asia Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
QM Global Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Retirement 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Income 2020 Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Income Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum International Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Summit Municipal Income Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market Fund	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Target 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity Fund	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money Fund	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Total Return Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Treasury Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Bond Enhanced Index Fund	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Large-Cap Core Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

MANAGEMENT OF THE FUNDS

The officers and directors of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland, and other applicable laws. At least 75% of each Board’s members are independent of the Boards of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards held five regularly scheduled formal meetings during calendar year 2018. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Boards. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Joint Nominating and Governance Committee, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Robert J. Gerrard, Jr., an independent director, began serving as the Chairman of the Board of each fund Price Fund on July 25, 2018. The Chairman presides at all shareholder meetings, meetings of the Boards, and all executive sessions of the independent directors. He also reviews and provides guidance on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Prior to July 25, 2018, Edward C. Bernard, who was an inside director, served as the Chairman of the Board of each fund, and the independent directors had designated a Lead Independent Director (who functioned as a liaison between the Chairman and the other independent directors). Until Mr. Gerrard was appointed Chairman, John G. Schreiber had served as interim Lead Independent Director of each Board. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background, and experience and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Joint Nominating and Governance Committee, which was previously named the Committee of Independent Directors, consists of all of the independent directors of the funds, and is responsible for, among other things, seeking, reviewing, and selecting candidates to fill independent director vacancies on each fund’s Board; periodically evaluating the compensation payable to the independent directors; and performing certain functions with respect to the governance of the funds. The Chairman of the Board of the Price Funds serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees, like current directors, will be considered based on the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. Nominees will be considered in light of their individual experience, qualifications, attributes, or skills. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. Other than executive sessions in connection with Board meetings, the Committee of Independent Directors (which was renamed the Joint Nominating and Governance Committee on July 25, 2018) formally met one time in 2018.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Teresa Bryce Bazemore, Bruce W. Duncan, Paul F. McBride, and Cecilia E. Rouse. Mr. Duncan serves as chairman of the committee and is considered an “audit committee financial expert,” as defined by the SEC. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the Price Funds’ operations, accounting service provider performance, or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. The Joint Audit Committee met five times in 2018.

The Executive Committee, which consists of each fund’s interested directors, has been authorized by the Boards to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee was not called upon to take any action on behalf of any funds during 2018.

From time to time, the independent directors may create a special committee (“Special Committee”) comprised of independent directors, whose purpose is to review certain limited topics that require in-depth consideration outside of the Boards’ regular review. The Bank of New York Mellon (“BNY Mellon”) Special Committee was established in 2014 to review matters relating to the transition of fund accounting services from T. Rowe Price to BNY Mellon and the Fund Accounting Agreement between the Price Funds and BNY Mellon. The members of the BNY Mellon Special Committee are Robert J. Gerrard, Paul F. McBride (chair) and Cecilia E. Rouse. The BNY Mellon Special Committee met once during 2017. The Section 15(c) Special Committee was established in 2015 to review matters relating to the outsourcing to Broadridge Financial Solutions of the advisory contract renewal reporting pursuant to Section 15(c) under the 1940 Act. The members of the Section 15(c) Special Committee are Robert J. Gerrard, Paul F. McBride (chair), and John G. Schreiber. The Section 15(c) Special Committee met once during 2018.

Like other mutual funds, the Price Funds are subject to various risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from the Chief Risk Officer and members of the adviser’s Risk Management Oversight Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, technology and cyber-security risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment subadvisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, nonprofit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards.

At a special joint shareholder meeting held on July 25, 2018 (the “Shareholder Meeting”), shareholders of all Price Funds elected four directors to each fund’s Board, two inside directors and two independent directors. Shareholders elected (1) Teresa Bryce Bazemore and Ronald J. Daniels, each of whom had been serving as an independent director on the Boards of all of the Price Funds, to continue serving on the Boards of all of the Price Funds; (2) Edward A. Wiese, who had been serving as an inside director for all of the domestic fixed income Price Funds, to continue serving on the Boards of the domestic fixed income funds; (3) Robert W. Sharps, who had been serving as an inside director for all of the equity and international fixed income Price Funds, to continue to serving on the Boards of the equity and international fixed income funds; and (4) David Oestreicher to begin serving as an inside director on the Boards of all of the Price Funds. The remaining directors were not nominated for election at the Shareholder Meeting as they were previously elected by each fund’s shareholders at a shareholder meeting held on October 22, 2013. It was agreed at the Shareholder Meeting that all of the remaining directors, other than Edward C. Bernard, would continue serving on the Boards. At the conclusion of a meeting of the Boards that immediately followed the Shareholder Meeting, Mr. Bernard resigned from his role as director and Chairman of the Boards and the Board appointed Robert J. Gerrard, Jr., independent director, as Chairman of the Board of all Price Funds for a 5 year term.

Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each current director, as well as former directors who served on the Board during 2018, that led to the conclusion that he or she should serve as a director.

Edward C. Bernard (served as Chairman of the Boards until July 25, 2018) served as an inside director and Chairman of the Board of all the Price Funds from 2006 until July 25, 2018. Mr. Bernard resigned from his role as a director and Chairman of the Boards of all the Price Funds on July 25, 2018, and he retired from T. Rowe Price on December 31, 2018. He also served as a director and nonexecutive vice-chairman of the board of T. Rowe Price Group, Inc. until April 2019. Mr. Bernard has more than 30 years of experience in the investment management industry, all of which have been with T. Rowe Price. In addition to his responsibilities with T. Rowe Price and the Price Funds, Mr. Bernard served until 2018 on the Board of Governors of the Investment Company Institute (“ICI”), the national trade association for the mutual fund industry, and he served as its chairman (from 2009 to 2011) and vice chairman (from 2011 through 2013).

Teresa Bryce Bazemore has more than 25 years of experience as a senior executive in the mortgage banking field, including building both mortgage insurance and services businesses. From July 2008 through April 2017, Ms. Bazemore served as the President of Radian Guaranty where she oversaw the strategic planning, business development, and operations of the mortgage insurance business line. Prior to Radian Guaranty, she was Senior Vice President, General Counsel, and Secretary for Nexstar Financial Corporation, and General Counsel of the mortgage banking line of business at Bank of America. Ms. Bazemore currently serves on the Board of Directors of the Federal Home Loan Bank of Pittsburgh and of Chimera Investment Corporation. She has been an independent director of the Price Funds since January 2018.

Ronald J. Daniels is the 14th president of Johns Hopkins University, a position he has held since 2009. In that role, he serves as the chair of the Executive Committee of Johns Hopkins Medicine and is a professor in the Department of Political Science. Previously, he was provost and professor of law at the University of Pennsylvania and dean and James M. Tory Professor of Law at the University of Toronto. He has been an independent director of the Price Funds since January 2018.

Bruce W. Duncan has substantial experience in the field of commercial real estate. He currently serves as chairman of the Board of First Industrial Realty Trust, and he served as president until September 2016 and chief executive officer until December 2016. In November 2018, Mr. Duncan became a senior advisor to KKR. In May 2016, Mr. Duncan became a member of the board of Boston Properties, and he is currently a member of the nominating and governance committee and the compensation committee of Boston Properties. In September 2016, Mr. Duncan became a member of the board of Marriott International, Inc. and is currently a member of the audit committee of Marriott International, Inc. He has been an independent director of the Price Funds since October 2013; in September 2014, he became a member of the Joint Audit Committee; and in July 2017, he became the chairman of the Joint Audit Committee.

Robert J. Gerrard, Jr. was appointed as Chairman of the Boards of all Price Funds effective July 25, 2018. He has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and served as the Chairman of the Joint Audit Committee from September 2014 to July 2017. He became Chairman of the Price Funds in July 2018. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and served as general counsel to Scripps Networks.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments, and has significant global experience. He serves on the advisory board of Vizzia Technologies as well as Gilman School and Bridges Baltimore. He has been an independent director of the Price Funds since October 2013 and, in September 2014, he became a member of the Joint Audit Committee.

David Oestreicher was elected as an inside director of all Price Funds on July 25, 2018. He is the chief legal counsel for T. Rowe Price and a member of the firm’s management committee. David serves as a member of the ICI Mutual Insurance Company Board of Governors, a member of its executive committee and chairman of its risk management committee. He also serves as a director on the board of the Investment Adviser Association and previously served as the chairman of its legal and regulatory committee. In addition, he previously served as the chairman of the international committee of the ICI. Before joining T. Rowe Price in 1997, Mr. Oestreicher was special counsel in the Division of Market Regulation with the SEC.

Cecilia E. Rouse has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and became a member of the Joint Audit Committee in September 2014. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the boards of: MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor; the National Bureau of Economic Research, a private, non-profit, non-partisan organization dedicated to conducting economic research and to disseminating research findings among academics, public policy makers, and business professionals; the Council on Foreign Relations, a United States nonprofit think tank specializing in U.S. foreign policy and international affairs; and The Pennington School, an independent co-educational school. She is, or has been, a member of numerous entities, including the American Economic Association, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and served as a member of the Joint Audit Committee until September 2015. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the Boards. He is the president of Centaur Capital Partners, Inc. and a retired partner and co-founder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and executive vice president of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Property Group, Hilton Worldwide, and is a trustee of Loyola University of Chicago. He is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, AMLI Residential Properties Trust, Blackstone Mortgage Trust, Invitation Homes, and Hudson Pacific Properties.

Robert W. Sharps has been an inside director of the domestic equity and international Price Funds since April 2017 and was appointed as an inside director of all other Price Funds effective January 1, 2019. Mr. Sharps served as the co-head of Global Equities at T. Rowe Price until February 2018, at which point he became the Head of Investments. He has served as the Group Chief Investment Officer for T. Rowe Price since April 2017. He is also a member of the T. Rowe Price Management Committee, Management Compensation Committee, International Steering Committee, Equity Steering Committee, Asset Allocation Committee, Product Strategy Committee, and Fixed Income Steering Committee, and he serves as the chair of the Investment Management Steering Committee. Prior to joining T. Rowe Price in 1997, Mr. Sharps was a senior consultant at KPMG Peat Marwick. In addition to his various offices held with T. Rowe Price and its affiliates, Mr. Sharps is a Chartered Financial Analyst.

Mark R. Tercek (served as an independent director until February 15, 2019) served as an independent director of the Price Funds from 2009, and as a member of the Joint Audit Committee from July 2017, until his resignation from the Board and the Joint Audit Committee on February 15, 2019. Mark Tercek is CEO (2008 to present) of The Nature Conservancy (TNC), the global conservation organization known for its intense focus on collaboration and getting things done for the benefit of people and nature. He is the author of the Washington Post and Publisher’s Weekly bestselling book Nature’s Fortune: How Business and Society Thrive by Investing in Nature. Mark was Partner and Managing Director for Goldman Sachs (1984 to 2008), where he spent 24 years and launched the firm’s Environmental Markets Group. Inspired by the opportunity to help businesses, governments and environmental organizations work together in new, innovative ways, Mark left Goldman Sachs in 2008 to head up The Nature Conservancy. Mark served on the New York State 2100 Commission, which was created in the wake of Superstorm Sandy to advise Governor Andrew Cuomo and the state on how to make infrastructure more resilient to future storms. Mark is a member of several boards and councils, including the President’s Advisory Council for Resources for the Future, the Nicholas Institute for Environmental Policy Solutions, Harvard Business School's Social Enterprise Initiative, the China Council for International Cooperation on Environment and Development (CCICED), the Rockefeller Foundation Economic Council on Planetary Health, Acumen, the Science for Nature and People Partnership (SNAPP), and NatureVest. He also serves on the Williams College Board of Trustees. Mark earned an M.B.A. from Harvard in 1984 and a B.A. from Williams College in 1979.

Edward A. Wiese (served as an inside director of the domestic fixed income Price Funds until December 31, 2018) served as an inside director of the domestic fixed income Price Funds from 2015 until his resignation from the Board effective December 31, 2018. Mr. Wiese is a Chartered Financial Analyst with over 30 years of investment experience, all of which have been with T. Rowe Price. He previously served as the director of fixed income for T. Rowe Price and as the chairman of the T. Rowe Price Fixed Income Steering Committee until December 2018, and served as a portfolio manager for various short-term bond and low-duration domestic bond strategies until December 2016. Mr. Wiese expects to retire from T. Rowe Price in 2019.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years

Teresa Bryce Bazemore 1959 188 portfolios	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present)	Chimera Investment Corporation (2017 to present); Federal Home Loan Bank of Pittsburgh (2017 to present)
Ronald J. Daniels 1959 188 portfolios	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present)	Lyndhurst Holdings (2015 to present)
Bruce W. Duncan 1951 188 portfolios

Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to present); Member, Independent Directors Council Governing Board (2017 to present); Senior Advisor, KKR (November 2018 to present)

First Industrial Realty Trust (January 2016 to present); Starwood Hotels & Resorts (1999 to September 2016); Boston Properties (May 2016 to present); Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. 1952 188 portfolios

Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to January 2016)

Chairman of the Board, all funds (since July 2018)

None
Paul F. McBride 1956 188 portfolios	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)	None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years

Cecilia E. Rouse, Ph.D. 1963 188 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member of National Academy of Education (2010 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member of the National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016), Board Member, American Economic Association (2018 to present)

None
John G. Schreiber 1946 188 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Blackstone Mortgage Trust (2012 to 2016); Hilton Worldwide (2007 to present); Brixmor Property Group, Inc. (2013 to present); Hudson Pacific Properties (2014 to 2016)

Mark R. Tercek(c) 1957 0 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present)	None

(a) All information about the independent directors was current as of February 19, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

(b) William J. Stromberg, President and Chief Executive Officer of T. Rowe Price Group, Inc. (the parent company of the Price Funds’ investment adviser), has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

(c) Effective February 15, 2019, Mr. Tercek resigned from his role as independent director of the Price Funds.

Inside Directors(a)

The following persons are considered inside directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as inside directors, and the Board reviews and approves these nominations. Each of the current inside directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Edward C. Bernard, who retired from T. Rowe Price on December 31, 2018, had served as a director of all Price Funds and had been chairman of the Board for all Price Funds since 2006. On July 25, 2018, Mr. Bernard resigned from his role as a director of all Price Funds upon the election of David Oestreicher to ensure that each Board has only two interested directors. He also resigned from his role as Chairman of the Boards of all Price Funds and was replaced by Robert J. Gerrard, Jr., an independent director. Robert W. Sharps has served as inside director of the domestic fixed income Price Funds since January 1, 2019, and all other Price Funds since April 1, 2017. For each fund, the two inside directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the inside directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies

David Oestreicher 1967 188 portfolios

Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President and Secretary, T. Rowe Price, Price Hong Kong, and T. Rowe Price International; Vice President, Price Japan and Price Singapore

Principal Executive Officer and Executive Vice President, all funds

None
Robert W. Sharps, CFA, CPA* 1971 188 portfolios

Vice President and Director, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Trust Company

President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, Multi-Strategy Total Return Fund, New America Growth Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

None

* Mr. Sharps replaced Edward A. Wiese as director of the domestic fixed income Price Funds effective January 1, 2019.

(a) All information about the inside directors was current as of December 31, 2018, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the T. Rowe Price Funds-of-Funds, which consist of the following: Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, and Retirement Balanced Fund, and their respective share classes (collectively, the “RDFs”); Retirement I 2005 Fund, Retirement I 2010 Fund, Retirement I 2015 Fund, Retirement I 2020 Fund, Retirement I 2025 Fund, Retirement I 2030 Fund, Retirement I 2035 Fund, Retirement I 2040 Fund, Retirement I 2045 Fund, Retirement I 2050 Fund, Retirement I 2055 Fund, Retirement I 2060 Fund, and Retirement Balanced I Fund (collectively the, “Retirement I Funds”); Retirement Income 2020 Fund; and Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060 Fund, and their respective share classes (collectively, the “TRFs”). The Spectrum Funds, RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually as a “Fund-of-Funds,” and where the policies that apply to the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are identical, the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs may be referred to collectively as “Target Date Funds.”

In generally exercising their responsibilities, the Boards, among other things, will refer to the policies, conditions, and guidelines included in an Exemptive Application (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds. The RDFs rely on this same Exemptive Application and Order because the order was designed to cover any Fund-of-Funds arrangements that operate in a similar manner to the Spectrum Funds. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs do not rely on this Exemptive Order since they bear their own operating expenses and do not operate in a similar manner to the other Funds-of-Funds.

In connection with the Exemptive Order, the various Price Funds in which the Funds-of-Funds invest (collectively, the “underlying Price Funds”) have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund and/or RDF in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Spectrum Fund and/or RDF invests will bear its proportionate share of the expenses of that Fund-of-Funds if, and to the extent that, the underlying Price Fund’s savings from the operation of the Spectrum Fund or RDF exceeds these expenses. Pursuant to the Exemptive Order and Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the Spectrum Fund or RDF that exceed the estimated savings to the underlying Price Funds. As a result, these Funds-of-Funds do not pay an investment management fee and will effectively pay no operating expenses at the Fund-of-Fund level, although shareholders of these Funds-of-Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Funds-of-Funds invest. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs also do not pay an investment management fee and will indirectly bear their proportionate share of the expenses of each underlying Price Fund in which they invest. However, the Retirement I Funds, Retirement Income 2020 Fund, and TRFs pay their own operating expenses at the Fund-of-Fund level.

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the underlying Price Funds. Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of the Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation of which the fund is a part).

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Balanced Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Blue Chip Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Capital Appreciation Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Capital Opportunity Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Communications & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Corporate Income Fund	1	2018	2018	2013	2013	2013	2013	1995	2009
Credit Opportunities Fund	1	2018	2018	2014	2014	2014	2014	2014	2014
Diversified Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2003	2009
Dividend Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Equity Income Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Financial Services Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Floating Rate Fund	1	2018	2018	2013	2013	2013	2013	2011	2011
Global Allocation Fund	1	2018	2018	2013	2013	2013	2013	2013	2013
Global Multi-Sector Bond Fund	1	2018	2018	2013	2013	2013	2013	2008	2009
Global Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2008	2009
Global Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
GNMA Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Government Money Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Growth & Income Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Growth Stock Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Health Sciences Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
High Yield Fund	2	2018	2018	2013	2013	2013	2013	1992	2009
Index Trust	5	2018	2018	2013	2012	2013	2012	2001	2009
Inflation Protected Bond Fund	1	2018	2018	2013	2013	2013	2013	2002	2009

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Institutional Equity Funds	6	2018	2018	2013	2012	2013	2012	2001	2009
Institutional Income Funds	5	2018	2018	2013	2013	2013	2013	2002	2009
Institutional International Funds	10	2018	2018	2013	2012	2013	2012	2001	2009
Intermediate Tax-Free High Yield Fund	1	2018	2018	2014	2014	2014	2014	2014	2014
International Funds	26	2018	2018	2013	2012	2013	2012	2001	2009
International Index Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Limited Duration Inflation Focused Bond Fund	1	2018	2018	2013	2013	2013	2013	2006	2009
Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Mid-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Multi-Sector Account Portfolios	6	2018	2018	2013	2013	2013	2013	2012	2012
Multi-Strategy Total Return Fund	1	2018	2018	2017	2017	2017	2017	2017	2017
New America Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Era Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Horizons Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Income Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Personal Strategy Funds	3	2018	2018	2013	2012	2013	2012	2001	2009
Quantitative Management Funds	4	2018	2018	2013	2012	2013	2012	2001	2009
Real Assets Fund	1	2018	2018	2013	2012	2013	2012	2010	2010
Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
TRP Reserve Funds	4	2018	2018	2013	2013	2013	2013	1997	2009
Retirement Funds	39	2018	2018	2013	2012	2013	2012	2002	2009
Science & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Short-Term Bond Fund	2	2018	2018	2013	2013	2013	2013	1992	2009
Small-Cap Stock Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Small-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Spectrum Fund	3	2018	2018	2013	2012	2013	2012	2001	2009
State Tax-Free Funds	10	2018	2018	2013	2013	2013	2013	1992	2009
Summit Income Funds	1	2018	2018	2013	2013	2013	2013	1993	2009
Summit Municipal Funds	3	2018	2018	2013	2013	2013	2013	1993	2009
Tax-Efficient Funds	1	2018	2018	2013	2012	2013	2012	2001	2009
Tax-Exempt Money Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free High Yield Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free Income Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free Short-Intermediate Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Total Return Fund	1	2018	2018	2016	2016	2016	2016	2016	2016
U.S. Bond Enhanced Index Fund	1	2018	2018	2013	2013	2013	2013	2000	2009
U.S. Large-Cap Core Fund	1	2018	2018	2013	2012	2013	2012	2009	2009

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
U.S. Treasury Funds	3	2018	2018	2013	2013	2013	2013	1992	2009
Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

Corporation		Number of Portfolios	Inside Directors
		Oestreicher	Sharps
Balanced Fund	1	2018	2017
Blue Chip Growth Fund	1	2018	2017
Capital Appreciation Fund	1	2018	2017
Capital Opportunity Fund	1	2018	2017
Communications & Technology Fund	1	2018	2017
Corporate Income Fund	1	2018	2019
Credit Opportunities Fund	1	2018	2019
Diversified Mid-Cap Growth Fund	1	2018	2017
Dividend Growth Fund	1	2018	2017
Equity Income Fund	1	2018	2017
Financial Services Fund	1	2018	2017
Floating Rate Fund	1	2018	2019
Global Allocation Fund	1	2018	2017
Global Multi-Sector Bond Fund	1	2018	2019
Global Real Estate Fund	1	2018	2017
Global Technology Fund	1	2018	2017
GNMA Fund	1	2018	2019
Government Money Fund	1	2018	2019
Growth & Income Fund	1	2018	2017
Growth Stock Fund	1	2018	2017
Health Sciences Fund	1	2018	2017
High Yield Fund	2	2018	2019
Index Trust	5	2018	2017
Inflation Protected Bond Fund	1	2018	2019
Institutional Equity Funds	6	2018	2017
Institutional Income Funds	5	2018	2019
Institutional International Funds	10	2018	2017
Intermediate Tax-Free High Yield Fund	1	2018	2019
International Funds	26	2018	2017
International Index Fund	1	2018	2017
Limited Duration Inflation Focused Bond Fund	1	2018	2019
Mid-Cap Growth Fund	1	2018	2017
Mid-Cap Value Fund	1	2018	2017

Corporation	Number of Portfolios	Inside Directors
		Oestreicher	Sharps
Multi-Sector Account Portfolios	6	2018	2019
Multi-Strategy Total Return Fund	1	2018	2017
New America Growth Fund	1	2018	2017
New Era Fund	1	2018	2017
New Horizons Fund	1	2018	2017
New Income Fund	1	2018	2019
Personal Strategy Funds	3	2018	2017
Quantitative Management Funds	4	2018	2017
Real Assets Fund	1	2018	2017
Real Estate Fund	1	2018	2017
TRP Reserve Funds	4	2018	2019
Retirement Funds	39	2018	2017
Science & Technology Fund	1	2018	2017
Short-Term Bond Fund	2	2018	2019
Small-Cap Stock Fund	1	2018	2017
Small-Cap Value Fund	1	2018	2017
Spectrum Fund	3	2018	2017
State Tax-Free Funds	10	2018	2019
Summit Income Funds	1	2018	2019
Summit Municipal Funds	3	2018	2019
Tax-Efficient Funds	1	2018	2017
Tax-Exempt Money Fund	1	2018	2019
Tax-Free High Yield Fund	1	2018	2019
Tax-Free Income Fund	1	2018	2019
Tax-Free Short-Intermediate Fund	1	2018	2019
Total Return Fund	1	2018	2019
U.S. Bond Enhanced Index Fund	1	2018	2019
U.S. Large-Cap Core Fund	1	2018	2017
U.S. Treasury Funds	3	2018	2019
Value Fund	1	2018	2017

Below is a table that sets forth certain information, as of April 4, 2019, concerning each person deemed to be an officer of the Price Funds.

Officers

Fund	Name	Position Held With Fund
All funds	David Oestreicher	Director, Principal Executive Officer, and Executive Vice President
	Darrell N. Braman	Vice President and Secretary
	Gary J. Greb	Vice President
	Paul J. Krug	Vice President
	John W. Ratzesberger	Vice President
	Megan Warren	Vice President
	Catherine D. Mathews	Principal Financial Officer, Vice President, and Treasurer
	Shannon Hofher Rauser	Assistant Secretary
	John R. Gilner	Chief Compliance Officer

Below is a table that sets forth certain information, organized by fund, concerning each person deemed to be an officer of each fund. Information is provided as of April 4, 2019.

Fund	Name	Position Held With Fund

Balanced Fund	Charles M. Shriver	President
	Kimberly E. DeDominicis	Vice President
	Anna A. Dreyer	Vice President
	Mark S. Finn	Vice President
	Robert M. Larkins	Vice President
	Wyatt A. Lee	Vice President
	Raymond A. Mills	Vice President
	Sebastien Page	Vice President
	Larry J. Puglia	Vice President
	Guido F. Stubenrauch	Vice President
	Toby M. Thompson	Vice President
	Mark J. Vaselkiv	Vice President
(For remaining officers, refer to the “All funds” table)
Blue Chip Growth Fund	Larry J. Puglia	President
	Jason R. Adams	Vice President
	Ziad Bakri	Vice President
	Peter J. Bates	Vice President
	Eric L. DeVilbiss	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Thomas J. Huber	Vice President
	George A. Marzano	Vice President
	Vivek Rajeswaran	Vice President
	David L. Rowlett	Vice President
	Robert W. Sharps	Vice President
	Taymour R. Tamaddon	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Capital Appreciation Fund	David R. Giroux	President
	Shawn T. Driscoll	Vice President

	Jon M. Friar	Vice President

	Paul D. Greene II	Vice President
	Nina P. Jones	Vice President
	Vidya Kadiyam	Vice President
	Paul M. Massaro	Vice President
	Sudhir Nanda	Vice President
	Adam Poussard	Vice President
	Jeffrey Rottinghaus	Vice President
	Farris G. Shuggi	Vice President
	Gabriel Solomon	Vice President
	Taymour R. Tamaddon	Vice President
	Tamara P. Wiggs	Vice President
	John M. Williams	Vice President
(For remaining officers, refer to the “All funds” table)
Capital Opportunity Fund	Ann M. Holcomb	Co-President

	Joshua Nelson	Co-President

	Jason B. Polun	Co-President
	Thomas H. Watson	Co-President
	Kennard W. Allen	Vice President
	Peter J. Bates	Vice President
	Christopher W. Carlson	Vice President
	Donald J. Easley	Vice President
	Joseph B. Fath	Vice President
	Mark S. Finn	Vice President

	Jon M. Friar	Vice President

	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Jennifer Martin	Vice President
	Jason Nogueira	Vice President
	Jeffrey Rottinghaus	Vice President
	John F. Wakeman	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Communications & Technology Fund	Paul D. Greene II	President
	Paul Y. Cho	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President

	Joseph B. Fath	Vice President
	Jacqueline L. Liu	Vice President
	Daniel Martino	Vice President
	Philip A. Nestico	Vice President

	James Stillwagon	Vice President
	Verena E. Wachnitz	Vice President
	Justin P. White	Vice President
	Christopher S. Whitehouse	Vice President
	Ernest C. Yeung	Vice President
	Wenli Zheng	Vice President
(For remaining officers, refer to the “All funds” table)
Corporate Income Fund	Steve Boothe	Co-President
	Lauren T. Wagandt	Co-President
	Michael P. Daley	Vice President
	Michael J. Grogan	Vice President
	Michael Lambe	Vice President
	Matthew Lawton	Vice President
	Samy B. Muaddi	Vice President
	Alexander S. Obaza	Vice President
	Miso Park	Vice President
	Theodore E. Robson	Vice President
	Elliot J. Shue	Vice President
	Jeanny Silva	Vice President
	Scott D. Solomon	Vice President
	Kimberly A. Stokes	Vice President
	Robert D. Thomas	Vice President
	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
(For remaining officers, refer to the “All funds” table)
Credit Opportunities Fund	Rodney M. Rayburn	President
	Jason A. Bauer	Vice President
	Carson R. Dickson	Vice President
	Brian A. Rubin	Vice President
	Michael J. Trivino	Vice President
	David A. Yatzeck	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Diversified Mid-Cap Growth Fund	Donald J. Peters	President
	Donald J. Easley	Executive Vice President
	Jason R. Adams	Vice President
	Kennard W. Allen	Vice President
	Brian W.H. Berghuis	Vice President
	Eric L. DeVilbiss	Vice President
	Stephon A. Jackson	Vice President
	Matt Mahon	Vice President
	Sudhir Nanda	Vice President

	Christian M. O’Neill	Vice President

	John F. Wakeman	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)
Dividend Growth Fund	Thomas J. Huber	President
	Peter J. Bates	Vice President
	Andrew S. Davis	Vice President

	Jon M. Friar	Vice President

	Ryan S. Hedrick	Vice President
	Jeffrey Rottinghaus	Vice President
	Weijie Si	Vice President
	Gabriel Solomon	Vice President
	John M. Williams	Vice President
	Jon D. Wood	Vice President
(For remaining officers, refer to the “All funds” table)
Equity Income Fund	John D. Linehan	President
	Jason R. Adams	Vice President
	Vinit Agrawal	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Shinwoo Kim	Vice President
	Matt Mahon	Vice President
	Daniel Martino	Vice President
	George A. Marzano	Vice President
	Heather K. McPherson	Vice President

	Melanie A. Rizzo	Vice President
	Matthew J. Snowling	Vice President

	Preeta Ragavan	Vice President

	James Stillwagon	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Financial Services Fund	Gabriel Solomon	President
	Jon B. Casper	Vice President
	Vincent M. DeAugustino	Vice President
	Christopher T. Fortune	Vice President

	Jon M. Friar	Vice President

	Nina P. Jones	Vice President
	Gregory Locraft	Vice President
	Ian C. McDonald	Vice President
	Joseph R. Mlinac	Vice President

	Matthew J. Snowling	Vice President
	Mitchell J.K. Todd	Vice President
	Susan G. Troll	Vice President
	Zenon Voyiatzis	Vice President
	Tamara P. Wiggs	Vice President
(For remaining officers, refer to the “All funds” table)
Floating Rate Fund	Paul M. Massaro	President
	Brian E. Burns	Vice President
	Michael F. Connelly	Vice President
	Stephen M. Finamore	Vice President
	Justin T. Gerbereux	Vice President
	David R. Giroux	Vice President
	Michael J. McGonigle	Vice President
	Brian A. Rubin	Vice President
(For remaining officers, refer to the “All funds” table)
Global Allocation Fund	Charles M. Shriver	President
	Stephen L. Bartolini	Vice President
	Robert L. Harlow	Vice President
	Stefan Hubrich	Vice President
	Robert M. Larkins	Vice President
	Sean P. McWilliams	Vice President
	Robert A. Panariello	Vice President
	Toby M. Thompson	Vice President
(For remaining officers, refer to the “All funds” table)
Global Multi-Sector Bond Fund	Kenneth A. Orchard	President
	Steve Boothe	Vice President
	Michael J. Conelius	Vice President
	Michael Della Vedova	Vice President
	Quentin S. Fitzsimmons	Vice President
	Arif Husain	Vice President
	Andrew J. Keirle	Vice President
	Paul M. Massaro	Vice President
	Andrew C. McCormick	Vice President
	Samy B. Muaddi	Vice President
	David Stanley	Vice President
	Ju Yen Tan	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Global Real Estate Fund	Nina P. Jones	President
	Harishankar Balkrishna	Vice President
	Richard N. Clattenburg	Vice President
	Tetsuji Inoue	Vice President
	Jai Kapadia	Vice President
	Robert J. Marcotte	Vice President
	Raymond A. Mills	Vice President
	Philip A. Nestico	Vice President
	Dante Pearson	Vice President
	Preeta Ragavan	Vice President
	Marta Yago	Vice President
(For remaining officers, refer to the “All funds” table)

Global Technology Fund	Alan Tu	President

	Kennard W. Allen	Vice President
	Christopher W. Carlson	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President

	Paul D. Greene II	Vice President
	Jacqueline L. Liu	Vice President
	Jennifer Martin	Vice President
	Heather K. McPherson	Vice President
	Tobias F. Mueller	Vice President

	Thomas H. Watson	Vice President
	Alison Mei Ling Yip	Vice President
(For remaining officers, refer to the “All funds” table)
GNMA Fund	Keir R. Joyce	President
	Anil K. Andhavarapu	Vice President
	Brian J. Brennan	Vice President

	Christopher P. Brown, Jr.	Vice President

	Ramon R. de Castro	Vice President
	Steven M. Kohlenstein	Vice President
	Alan D. Levenson	Vice President
	Michael K. Sewell	Vice President

(For remaining officers, refer to the “All funds” table)
Government Money Fund	Joseph K. Lynagh	President
	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Stephanie A. Gentile	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Growth & Income Fund	Jeffrey Rottinghaus	President
	Peter J. Bates	Vice President
	Shawn T. Driscoll	Vice President
	Joseph B. Fath	Vice President
	Mark S. Finn	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Heather K. McPherson	Vice President
	Jason Nogueira	Vice President
	Gabriel Solomon	Vice President
(For remaining officers, refer to the “All funds” table)
Growth Stock Fund	Joseph B. Fath	President
	Andrew S. Davis	Vice President
	Eric L. DeVilbiss	Vice President
	Shawn T. Driscoll	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President

	Jon M. Friar	Vice President

	Paul D. Greene II	Vice President
	Daniel Martino	Vice President
	David L. Rowlett	Vice President
	Robert W. Sharps	Vice President
	Taymour R. Tamaddon	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
Health Sciences Fund	Ziad Bakri	President
	Melissa C. Gallagher	Vice President
	John Hall	Vice President
	Rachel D. Jonas	Vice President
	Adam Poussard	Vice President
	Taymour R. Tamaddon	Vice President
	Jon D. Wood	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

High Yield Fund	Edward A. Wiese	President
High Yield Fund (a)	Kevin P. Loome	Executive Vice President
U.S. High Yield Fund (b)	Rodney M. Rayburn	Executive Vice President
	Mark J. Vaselkiv	Executive Vice President
	Jason A. Bauer	Vice President
	Michael F. Connelly	Vice President
	Michael Della Vedova	Vice President
	Charles Devereux	Vice President
	Carson R. Dickson	Vice President
	Devon Everhart	Vice President
	Matthew Fanandakis	Vice President
	Stephen M. Finamore	Vice President
	Justin T. Gerbereux	Vice President
	Gregg Gola	Vice President
	Paul M. Massaro	Vice President
	Brian A. Rubin	Vice President
	Michael J. Trivino	Vice President
	Douglas Zinser	Vice President
(For remaining officers, refer to the “All funds” table)
Index Trust	Ken D. Uematsu	President
Equity Index 500 Fund	E. Frederick Bair	Vice President
Extended Equity Market Index Fund	Neil Smith	Vice President
Mid-Cap Index Fund	Craig A. Thiese	Vice President
Small-Cap Index Fund	Michael T. Wehn	Vice President

Total Equity Market Index Fund
(For remaining officers, refer to the “All funds” table)

Inflation Protected Bond Fund	Stephen L. Bartolini	President
	Brian J. Brennan	Vice President
	Geoffrey M. Hardin	Vice President
	Alan D. Levenson	Vice President
	Andrew C. McCormick	Vice President
	Michael F. Reinartz	Vice President

	Christopher J. Temple	Vice President
	Susan G. Troll	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Institutional Equity Funds	Robert W. Sharps	President
Institutional Large-Cap Core Growth Fund	Francisco M. Alonso	Executive Vice President
Institutional Large-Cap Growth Fund	Brian W.H. Berghuis	Executive Vice President
Institutional Large-Cap Value Fund	Mark S. Finn	Executive Vice President
Institutional Mid-Cap Equity Growth Fund	Ann M. Holcomb	Executive Vice President
Institutional Small-Cap Stock Fund	John D. Linehan	Executive Vice President
Institutional U.S. Structured Research Fund	Heather K. McPherson	Executive Vice President
	Jason B. Polun	Executive Vice President
	Larry J. Puglia	Executive Vice President
	Taymour R. Tamaddon	Executive Vice President
	Thomas H. Watson	Executive Vice President
	Curt J. Organt	Vice President
	J. David Wagner	Vice President
	John F. Wakeman	Vice President
(For remaining officers, refer to the “All funds” table)
Institutional Income Funds	Mark J. Vaselkiv	President
Institutional Cash Reserves Fund	Brian J. Brennan	Executive Vice President
Institutional Core Plus Fund	Robert M. Larkins	Executive Vice President

Institutional Floating Rate Fund	Joseph K. Lynagh	Executive Vice President
Institutional High Yield Fund	Paul M. Massaro	Executive Vice President
Institutional Long Duration Credit Fund	Rodney M. Rayburn	Executive Vice President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President

	Steve Boothe	Vice President

	Christopher P. Brown, Jr.	Vice President

	Brian E. Burns	Vice President
	M. Helena Condez	Vice President
	Michael J. Conelius	Vice President
	Michael F. Connelly	Vice President
	Michael P. Daley	Vice President
	G. Richard Dent	Vice President
	Carson R. Dickson	Vice President
	Stephen M. Finamore	Vice President
	Quentin S. Fitzsimmons	Vice President
	Stephanie A. Gentile	Vice President
	Justin T. Gerbereux	Vice President
	David R. Giroux	Vice President
	Michael J. Grogan	Vice President
	Arif Husain	Vice President
	Andrew J. Keirle	Vice President
	Michael Lambe	Vice President
	Marcy M. Lash	Vice President
	Matthew Lawton	Vice President
	Alan D. Levenson	Vice President
	Andrew C. McCormick	Vice President
	Michael J. McGonigle	Vice President
	Cheryl A. Mickel	Vice President
	Samy B. Muaddi	Vice President

Fund	Name	Position Held With Fund

	Alexander S. Obaza	Vice President
	Kenneth A. Orchard	Vice President
	Miso Park	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President

	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Scott D. Solomon	Vice President
	Douglas D. Spratley	Vice President
	David Stanley	Vice President
	Kimberly A. Stokes	Vice President
	Ju Yen Tan	Vice President
	Robert D. Thomas	Vice President
	Michael J. Trivino	Vice President
	Lauren T. Wagandt	Vice President
	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
	David A. Yatzeck	Vice President
	Kelsie L. Palumbo	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Institutional International Funds	Christopher D. Alderson	President
Institutional Africa & Middle East Fund	Oliver D.M. Bell	Executive Vice President
Institutional Emerging Markets Bond Fund	R. Scott Berg	Executive Vice President
Institutional Emerging Markets Equity Fund	Richard N. Clattenburg	Executive Vice President
Institutional Frontier Markets Equity Fund	Michael J. Conelius	Executive Vice President
Institutional Global Focused Growth Equity Fund	David J. Eiswert	Executive Vice President
Institutional Global Growth Equity Fund	Arif Husain	Executive Vice President
Institutional Global Value Equity Fund	Andrew J. Keirle	Executive Vice President

Institutional International Core Equity Fund	Sebastien Mallet	Executive Vice President
Institutional International Disciplined Equity Fund	Raymond A. Mills	Executive Vice President
Institutional International Growth Equity Fund	Joshua Nelson	Executive Vice President
	Jason Nogueira	Executive Vice President

	Kenneth A. Orchard	Executive Vice President
	Gonzalo Pangaro	Executive Vice President
	Federico Santilli	Executive Vice President
	Ulle Adamson	Vice President
	Roy H. Adkins	Vice President
	Kennard W. Allen	Vice President
	Paulina Amieva	Vice President
	Malik S. Asif	Vice President
	Ziad Bakri	Vice President
	Harishankar Balkrishna	Vice President
	Sheena L. Barbosa	Vice President
	Peter J. Bates	Vice President
	Steve Boothe	Vice President
	Peter I. Botoucharov	Vice President
	Tala Boulos	Vice President
	Carolyn Hoi Che Chu	Vice President

Fund	Name	Position Held With Fund

	Archibald Ciganer	Vice President
	Richard de los Reyes	Vice President
	Michael Della Vedova	Vice President
	Shawn T. Driscoll	Vice President
	Bridget A. Ebner	Vice President
	Mark S. Finn	Vice President
	Quentin S. Fitzsimmons	Vice President
	Aaron Gifford	Vice President
	Paul D. Greene II	Vice President
	Benjamin Griffiths	Vice President
	Richard L. Hall	Vice President
	Amanda B. Hall	Vice President
	Nabil Hanano	Vice President
	Stefan Hubrich	Vice President
	Tetsuji Inoue	Vice President
	Randal S. Jenneke	Vice President
	Nina P. Jones	Vice President
	Yoichiro Kai	Vice President
	Jai Kapadia	Vice President
	Christopher J. Kushlis	Vice President
	Mark J. Lawrence	Vice President
	Johannes Loefstrand	Vice President
	Anh Lu	Vice President
	Daniel Martino	Vice President
	Eric C. Moffett	Vice President
	Tobias F. Mueller	Vice President
	Sudhir Nanda	Vice President
	Oluwaseun A. Oyegunle	Vice President
	Sebastian Schrott	Vice President
	Robert W. Sharps	Vice President
	John C.A. Sherman	Vice President
	Gabriel Solomon	Vice President
	Joshua K. Spencer	Vice President
	David Stanley	Vice President
	Taymour R. Tamaddon	Vice President
	Ju Yen Tan	Vice President
	Dean Tenerelli	Vice President
	Eric L. Veiel	Vice President
	Rupinder Vig	Vice President
	Zenon Voyiatzis	Vice President
	Verena E. Wachnitz	Vice President
	Dai Wang	Vice President
	Christopher S. Whitehouse	Vice President
	J. Howard Woodward	Vice President
	Ernest C. Yeung	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Intermediate Tax-Free High Yield Fund	James M. Murphy	President

	R. Lee Arnold Jr.	Executive Vice President

	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Dylan Jones	Vice President
	Marianna Korpusova	Vice President
	Marcy M. Lash	Vice President
	Konstantine B. Mallas	Vice President
	Hugh D. McGuirk	Vice President
	Linda A. Murphy	Vice President
	Chen Shao	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)
International Funds	Christopher D. Alderson	President
Africa & Middle East Fund	Ulle Adamson	Executive Vice President
Asia Opportunities Fund	Peter J. Bates	Executive Vice President
Dynamic Credit Fund	Oliver D.M. Bell	Executive Vice President
Dynamic Global Bond Fund	R. Scott Berg	Executive Vice President
Emerging Europe Fund	Archibald Ciganer	Executive Vice President
Emerging Markets Bond Fund	Richard N. Clattenburg	Executive Vice President
Emerging Markets Corporate Bond Fund	Michael J. Conelius	Executive Vice President
Emerging Markets Discovery Stock Fund	Michael Della Vedova	Executive Vice President
Emerging Markets Local Currency Bond Fund	David J. Eiswert	Executive Vice President
Emerging Markets Stock Fund	Arif Husain	Executive Vice President
European Stock Fund	Andrew J. Keirle	Executive Vice President
Global Consumer Fund	Anh Lu	Executive Vice President
Global Growth Stock Fund	Raymond A. Mills	Executive Vice President
Global High Income Bond Fund	Eric C. Moffett	Executive Vice President
Global Industrials Fund	Samy B. Muaddi	Executive Vice President
Global Stock Fund	Joshua Nelson	Executive Vice President
International Bond Fund	Jason Nogueira	Executive Vice President
International Bond Fund (USD Hedged)	Kenneth A. Orchard	Executive Vice President
International Disciplined Equity Fund	Gonzalo Pangaro	Executive Vice President
International Discovery Fund	Federico Santilli	Executive Vice President
International Stock Fund	Saurabh Sud	Executive Vice President
International Value Equity Fund	Dean Tenerelli	Executive Vice President
Japan Fund	Justin Thomson	Executive Vice President
Latin America Fund	Mark J. Vaselkiv	Executive Vice President
New Asia Fund	Verena E. Wachnitz	Executive Vice President
Overseas Stock Fund	Ernest C. Yeung	Executive Vice President

	Jason R. Adams	Vice President

	Roy H. Adkins	Vice President
	Syed H. Ali	Vice President
	Kennard W. Allen	Vice President
	Paulina Amieva	Vice President
	Malik S. Asif	Vice President

Fund	Name	Position Held With Fund

	Ziad Bakri	Vice President
	Harishankar Balkrishna	Vice President
	Sheena L. Barbosa	Vice President
	Jason A. Bauer	Vice President

	Luis M. Baylac	Vice President
	Timothy F. Bei	Vice President

	Steve Boothe	Vice President
	Peter I. Botoucharov	Vice President
	Tala Boulos	Vice President

	Christopher P. Brown, Jr.	Vice President

	Sheldon Chan	Vice President
	Andrew Chang	Vice President
	Tak Yiu Cheng	Vice President
	Carolyn Hoi Che Chu	Vice President
	Michael F. Connelly	Vice President
	Andrew S. Davis	Vice President
	Richard de los Reyes	Vice President
	Shawn T. Driscoll	Vice President
	Bridget A. Ebner	Vice President

	Ryan W Ferro	Vice President
	Mark S. Finn	Vice President
	Quentin S. Fitzsimmons	Vice President
	Melissa C. Gallagher	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	Vishnu V. Gopal	Vice President
	Joel Grant	Vice President

	Paul D. Greene II	Vice President

	Benjamin Griffiths	Vice President
	Gianluca Guicciardi	Vice President
	Richard L. Hall	Vice President

	Nabil Hanano	Vice President
	Daniel B. Hirsch	Vice President
	Stefan Hubrich	Vice President
	Hiromasa Ikeda	Vice President
	Tetsuji Inoue	Vice President
	Michael D. Jacobs	Vice President
	Randal S. Jenneke	Vice President
	Prashant G. Jeyaganesh	Vice President
	Nina P. Jones	Vice President
	Yoichiro Kai	Vice President
	Jacob H. Kann	Vice President
	Jai Kapadia	Vice President
	Takanori Kobayashi	Vice President
	Christopher J. Kushlis	Vice President
	Shengrong Lau	Vice President
	Mark J. Lawrence	Vice President
	Jacqueline L. Liu	Vice President

Fund	Name	Position Held With Fund
	Johannes Loefstrand	Vice President
	Oxana Lyalina	Vice President
	Sebastien Mallet	Vice President
	Ryan Martyn	Vice President
	Jihong Min	Vice President
	Ivan Morozov	Vice President
	Tobias F. Mueller	Vice President
	Philip A. Nestico	Vice President
	Michael Niedzielski	Vice President
	Sridhar Nishtala	Vice President
	Curt J. Organt	Vice President
	Paul T. O’Sullivan	Vice President
	Oluwaseun A. Oyegunle	Vice President
	Vivek Rajeswaran	Vice President
	Melanie A. Rizzo	Vice President
	David L. Rowlett	Vice President
	Mariel Santiago	Vice President
	Sebastian Schrott	Vice President
	Robert W. Sharps	Vice President
	John C.A. Sherman	Vice President
	Gabriel Solomon	Vice President
	Scott D. Solomon	Vice President
	Joshua K. Spencer	Vice President
	David Stanley	Vice President
	Taymour R. Tamaddon	Vice President
	Ju Yen Tan	Vice President
	Sin Dee Tan	Vice President
	Siby Thomas	Vice President
	Mitchell J.K. Todd	Vice President
	Rupinder Vig	Vice President
	Kes Visuvalingam	Vice President
	Chris Vost	Vice President
	Zenon Voyiatzis	Vice President
	David J. Wallack	Vice President
	Dai Wang	Vice President
	Hiroshi Watanabe	Vice President
	Christopher S. Whitehouse	Vice President
	Clive M. Williams	Vice President
	J. Howard Woodward	Vice President
	Marta Yago	Vice President
	Benjamin T. Yeagle	Vice President
	Alison Mei Ling Yip	Vice President
	Eric Yuan	Vice President
	Wenli Zheng	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

International Index Fund	Neil Smith	President

International Equity Index Fund	E. Frederick Bair	Vice President

	Craig A. Thiese	Vice President
	Ken D. Uematsu	Vice President
	Michael T. Wehn	Vice President
(For remaining officers, refer to the “All funds” table)
Limited Duration Inflation Focused Bond Fund	Stephen L. Bartolini	President
	Brian J. Brennan	Vice President
	Jerome A. Clark	Vice President
	Geoffrey M. Hardin	Vice President
	Wyatt A. Lee	Vice President
	Andrew C. McCormick	Vice President
	Michael F. Reinartz	Vice President

	Christopher J. Temple	Vice President
	Susan G. Troll	Vice President
(For remaining officers, refer to the “All funds” table)
Mid-Cap Growth Fund	Brian W.H. Berghuis	President
	John F. Wakeman	Executive Vice President
	Kennard W. Allen	Vice President
	Ziad Bakri	Vice President
	Shawn T. Driscoll	Vice President
	Donald J. Easley	Vice President

	Joseph B. Fath	Vice President
	Robert J. Marcotte	Vice President
	Ian C. McDonald	Vice President
	Jason Nogueira	Vice President
	Vivek Rajeswaran	Vice President
	Joshua K. Spencer	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
Mid-Cap Value Fund	David J. Wallack	President
	Heather K. McPherson	Executive Vice President

	Christopher W. Carlson	Vice President
	Richard de los Reyes	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Nina P. Jones	Vice President
	Melanie A. Rizzo	Vice President
	Gabriel Solomon	Vice President
	J. David Wagner	Vice President
	Justin P. White	Vice President
	John M. Williams	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Multi-Sector Account Portfolios	Edward A. Wiese	President

Emerging Markets Corporate Multi-Sector Account Portfolio	Steve Boothe	Executive Vice President
Emerging Markets Local Multi-Sector Account Portfolio	Andrew J. Keirle	Executive Vice President
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	Executive Vice President
High Yield Multi-Sector Account Portfolio	Andrew C. McCormick	Executive Vice President
Investment-Grade Corporate Multi-Sector Account Portfolio	Samy B. Muaddi	Executive Vice President
Mortgage-Backed Securities Multi-Sector Account Portfolio	Mark J. Vaselkiv	Executive Vice President
	Roy H. Adkins	Vice President
	Anil K. Andhavarapu	Vice President
	Stephen L. Bartolini	Vice President
	Peter I. Botoucharov	Vice President

	Tala Boulos	Vice President
	Brian J. Brennan	Vice President

	Christopher P. Brown, Jr.	Vice President

	Brian E. Burns	Vice President
	Sheldon Chan	Vice President
	Carolyn Hoi Che Chu	Vice President
	Michael J. Conelius	Vice President
	Michael F. Connelly	Vice President
	Michael P. Daley	Vice President
	Ramon R. de Castro	Vice President
	Stephen M. Finamore	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	Michael J. Grogan	Vice President
	Richard L. Hall	Vice President
	Arif Husain	Vice President
	Keir R. Joyce	Vice President
	Steven M. Kohlenstein	Vice President
	Christopher J. Kushlis	Vice President
	Michael Lambe	Vice President
	Alan D. Levenson	Vice President
	Michael J. McGonigle	Vice President
	Ivan Morozov	Vice President
	Alexander S. Obaza	Vice President
	Kenneth A. Orchard	Vice President
	Miso Park	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President
	Mariel Santiago	Vice President
	Michael K. Sewell	Vice President
	Jeanny Silva	Vice President
	David Stanley	Vice President
	Kimberly A. Stokes	Vice President
	Ju Yen Tan	Vice President
	Siby Thomas	Vice President
	Robert D. Thomas	Vice President
	Lauren T. Wagandt	Vice President

Fund	Name	Position Held With Fund

	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
(For remaining officers, refer to the “All funds” table)
Multi-Strategy Total Return Fund	Richard de los Reyes	Co-President
	Stefan Hubrich	Co-President

	David R. Giroux	Vice President
	Arif Husain	Vice President
	John D. Linehan	Vice President
	Sebastien Page	Vice President
	Robert W. Sharps	Vice President
	Justin Thomson	Vice President
	Mark J. Vaselkiv	Vice President
(For remaining officers, refer to the “All funds” table)
New America Growth Fund	Justin P. White	President
	Ziad Bakri	Vice President
	Brian W.H. Berghuis	Vice President
	Eric L. DeVilbiss	Vice President
	Shawn T. Driscoll	Vice President
	Ian C. McDonald	Vice President
	Curt J. Organt	Vice President
	David L. Rowlett	Vice President
	Robert W. Sharps	Vice President
	Taymour R. Tamaddon	Vice President
	Craig A. Thiese	Vice President
	Thomas H. Watson	Vice President
(For remaining officers, refer to the “All funds” table)
New Era Fund	Shawn T. Driscoll	President
	Syed H. Ali	Vice President

	Richard de los Reyes	Vice President
	Donald J. Easley	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Jon R. Hussey	Vice President
	Shinwoo Kim	Vice President
	Matt Mahon	Vice President
	Ryan Martyn	Vice President
	Heather K. McPherson	Vice President

	Christian M. O’Neill	Vice President
	John C. Qian	Vice President

	Vivek Rajeswaran	Vice President
	Thomas A. Shelmerdine	Vice President
	Craig A. Thiese	Vice President
	David J. Wallack	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
New Horizons Fund	Joshua K. Spencer	President

	Francisco M. Alonso	Vice President
	Ziad Bakri	Vice President
	Brian W.H. Berghuis	Vice President
	Michael F. Blandino	Vice President
	Christopher W. Carlson	Vice President
	Eric L. DeVilbiss	Vice President

	Adam Poussard	Vice President
	Alexander P. Roik	Vice President

	Justin Thomson	Vice President
	Alan Tu	Vice President
	J. David Wagner	Vice President
(For remaining officers, refer to the “All funds” table)
New Income Fund	Stephen L. Bartolini	President
	Steve Boothe	Vice President
	Brian J. Brennan	Vice President

	Christopher P. Brown, Jr.	Vice President

	Michael J. Grogan	Vice President
	Geoffrey M. Hardin	Vice President
	Robert M. Larkins	Vice President
	Matthew Lawton	Vice President
	Alan D. Levenson	Vice President
	Andrew C. McCormick	Vice President
	Susan G. Troll	Vice President
	Kelsie L. Palumbo	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Personal Strategy Funds	Charles M. Shriver	President
Personal Strategy Balanced Fund	Christopher D. Alderson	Vice President
Personal Strategy Growth Fund	Francisco M. Alonso	Vice President
Personal Strategy Income Fund	E. Frederick Bair	Vice President
	Jerome A. Clark	Vice President
	Kimberly E. DeDominicis	Vice President
	Mark S. Finn	Vice President
	David R. Giroux	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Raymond A. Mills	Vice President
	Sebastien Page	Vice President
	Larry J. Puglia	Vice President
	Daniel O. Shackelford	Vice President
	Robert W. Sharps	Vice President
	Guido F. Stubenrauch	Vice President
	Toby M. Thompson	Vice President
	Justin Thomson	Vice President
	Mark J. Vaselkiv	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Quantitative Management Funds	Sudhir Nanda	President
QM Global Equity Fund	Prashant G. Jeyaganesh	Executive Vice President
QM U.S. Small & Mid-Cap Core Equity Fund	Farris G. Shuggi	Executive Vice President
QM U.S. Small-Cap Growth Equity Fund	George Gao	Vice President
QM U.S. Value Equity Fund	Vidya Kadiyam	Vice President
	Navneesh Malhan	Vice President
	Jordan S. Pryor	Vice President
	Erik M. von Heijne	Vice President

	Anthony Zhu	Vice President

(For remaining officers, refer to the “All funds” table)
Real Assets Fund	Richard Coghlan	Co-President
	Christopher Faulkner-MacDonagh	Co-President

	E. Frederick Bair	Vice President
	Stephen L. Bartolini	Vice President
	Richard de los Reyes	Vice President
	Shawn T. Driscoll	Vice President
	Stefan Hubrich	Vice President
	Nina P. Jones	Vice President
	Sebastien Page	Vice President
	Daniel O. Shackelford	Vice President
	Charles M. Shriver	Vice President
(For remaining officers, refer to the “All funds” table)
Real Estate Fund	Nina P. Jones	President
	Thomas J. Huber	Vice President
	Philip A. Nestico	Vice President
	Dante Pearson	Vice President

	Theodore E. Robson	Vice President
	Weijie Si	Vice President

	Preeta Ragavan	Vice President

(For remaining officers, refer to the “All funds” table)
TRP Reserve Investment Funds	Joseph K. Lynagh	President
Government Reserve Fund	M. Helena Condez	Vice President
Short-Term Fund	G. Richard Dent	Vice President
Short-Term Government Fund	Stephanie A. Gentile	Vice President
Treasury Reserve Fund	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Retirement Funds	Jerome A. Clark	Co-President
Retirement 2005 Fund	Wyatt A. Lee	Co-President
Retirement 2010 Fund	Christopher D. Alderson	Vice President
Retirement 2015 Fund	Francisco M. Alonso	Vice President
Retirement 2020 Fund	Kimberly E. DeDominicis	Vice President
Retirement 2025 Fund	David R. Giroux	Vice President
Retirement 2030 Fund	Arif Husain	Vice President
Retirement 2035 Fund	Sebastien Page	Vice President
Retirement 2040 Fund	Robert A. Panariello	Vice President
Retirement 2045 Fund	Daniel O. Shackelford	Vice President
Retirement 2050 Fund	Robert W. Sharps	Vice President
Retirement 2055 Fund	Charles M. Shriver	Vice President
Retirement 2060 Fund	Guido F. Stubenrauch	Vice President
Retirement Balanced Fund	Justin Thomson	Vice President

Retirement I 2005 Fund—I Class	James A. Tzitzouris, Jr.	Vice President

Retirement I 2010 Fund—I Class	Mark J. Vaselkiv	Vice President
Retirement I 2015 Fund—I Class
Retirement I 2020 Fund—I Class
Retirement I 2025 Fund—I Class
Retirement I 2030 Fund—I Class
Retirement I 2035 Fund—I Class
Retirement I 2040 Fund—I Class
Retirement I 2045 Fund—I Class
Retirement I 2050 Fund—I Class
Retirement I 2055 Fund—I Class
Retirement I 2060 Fund—I Class
Retirement Balanced I Fund—I Class
Retirement Income 2020 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund
Target 2035 Fund
Target 2040 Fund
Target 2045 Fund
Target 2050 Fund
Target 2055 Fund

Target 2060 Fund
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Science & Technology Fund	Kennard W. Allen	President
	Brian W.H. Berghuis	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President
	Paul D. Greene II	Vice President
	Jacqueline L. Liu	Vice President
	Tobias F. Mueller	Vice President
	Emily C. Scudder	Vice President
	Joshua K. Spencer	Vice President
	Alan Tu	Vice President

	Anthony B. Wang	Vice President

	Thomas H. Watson	Vice President
	Alison Mei Ling Yip	Vice President
(For remaining officers, refer to the “All funds” table)
Short-Term Bond Fund	Cheryl A. Mickel	President
Ultra Short-Term Bond Fund	Joseph K. Lynagh	Executive Vice President
	Michael F. Reinartz	Executive Vice President
	Stephen L. Bartolini	Vice President
	Jason T. Collins	Vice President
	M. Helena Condez	Vice President
	Michael P. Daley	Vice President
	Levent Demirekler	Vice President
	Stephanie A. Gentile	Vice President
	Michael J. Grogan	Vice President
	Geoffrey M. Hardin	Vice President
	Charles B. Hill	Vice President
	Keir R. Joyce	Vice President
	Steven M. Kohlenstein	Vice President
	Andrew C. McCormick	Vice President
	Alexander S. Obaza	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
(For remaining officers, refer to the “All funds” table)
Small-Cap Stock Fund	Francisco M. Alonso	President
	Andrew S. Davis	Vice President
	Christopher T. Fortune	Vice President
	John Hall	Vice President
	Ryan S. Hedrick	Vice President
	Robert J. Marcotte	Vice President
	Curt J. Organt	Vice President
	Charles G. Pepin	Vice President
	Robert T. Quinn, Jr.	Vice President
	Alexander P. Roik	Vice President
	Joshua K. Spencer	Vice President
	J. David Wagner	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Small-Cap Value Fund	J. David Wagner	President
	Francisco M. Alonso	Vice President
	Christopher T. Fortune	Vice President
	Ryan S. Hedrick	Vice President
	Curt J. Organt	Vice President
	Robert T. Quinn, Jr.	Vice President

	Vivek Rajeswaran	Vice President
	Alexander P. Roik	Vice President
	Farris G. Shuggi	Vice President

	Preeta Ragavan	Vice President

(For remaining officers, refer to the “All funds” table)
Spectrum Funds	Charles M. Shriver	President
Spectrum Growth Fund	Christopher D. Alderson	Vice President
Spectrum Income Fund	Francisco M. Alonso	Vice President
Spectrum International Fund	Kimberly E. DeDominicis	Vice President
	David R. Giroux	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Sebastien Page	Vice President
	Daniel O. Shackelford	Vice President
	Robert W. Sharps	Vice President
	Guido F. Stubenrauch	Vice President
	Toby M. Thompson	Vice President
	Justin Thomson	Vice President
	Mark J. Vaselkiv	Vice President
(For remaining officers, refer to the “All funds” table)
State Tax-Free Funds	Hugh D. McGuirk	President
California Tax-Free Bond Fund	Charles B. Hill	Executive Vice President
California Tax-Free Money Fund	Joseph K. Lynagh	Executive Vice President
Georgia Tax-Free Bond Fund	Konstantine B. Mallas	Executive Vice President
Maryland Short-Term Tax-Free Bond Fund	Austin Applegate	Vice President

Maryland Tax-Free Bond Fund	R. Lee Arnold Jr.	Vice President

Maryland Tax-Free Money Fund	M. Helena Condez	Vice President
New Jersey Tax-Free Bond Fund	G. Richard Dent	Vice President
New York Tax-Free Bond Fund	Sarah J. Engle	Vice President
New York Tax-Free Money Fund	Stephanie A. Gentile	Vice President
Virginia Tax-Free Bond Fund	Dylan Jones	Vice President
	Marianna Korpusova	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	James T. Lynch	Vice President
	Linda A. Murphy	Vice President
	James M. Murphy	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Timothy G. Taylor	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Summit Income Funds	Joseph K. Lynagh	President
Cash Reserves Fund	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Stephanie A. Gentile	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)
Summit Municipal Funds	Hugh D. McGuirk	President
Summit Municipal Income Fund	Charles B. Hill	Executive Vice President
Summit Municipal Intermediate Fund	Joseph K. Lynagh	Executive Vice President
Summit Municipal Money Market Fund	Konstantine B. Mallas	Executive Vice President
	Austin Applegate	Vice President

	R. Lee Arnold Jr.	Vice President

	Colin T. Bando	Vice President
	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Sarah J. Engle	Vice President
	Stephanie A. Gentile	Vice President
	Dylan Jones	Vice President
	Marianna Korpusova	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	James T. Lynch	Vice President
	Cheryl A. Mickel	Vice President
	Linda A. Murphy	Vice President
	James M. Murphy	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Timothy G. Taylor	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Efficient Funds	Donald J. Peters	President
Tax-Efficient Equity Fund	Kennard W. Allen	Vice President
	Ziad Bakri	Vice President
	Andrew S. Davis	Vice President
	Greg Dunham	Vice President
	Donald J. Easley	Vice President
	Weijie Si	Vice President
	Matthew J. Snowling	Vice President
	Alan Tu	Vice President
	Mark R. Weigman	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Tax-Exempt Money Fund	Joseph K. Lynagh	President
	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Stephanie A. Gentile	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Free High Yield Fund	James M. Murphy	President

	R. Lee Arnold Jr.	Executive Vice President

	Austin Applegate	Vice President
	Colin T. Bando	Vice President
	G. Richard Dent	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Dylan Jones	Vice President
	Marianna Korpusova	Vice President
	Marcy M. Lash	Vice President
	Konstantine B. Mallas	Vice President
	Hugh D. McGuirk	Vice President
	Linda A. Murphy	Vice President
	Chen Shao	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Free Income Fund	Konstantine B. Mallas	President
	R. Lee Arnold Jr.	Vice President
	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Marcy M. Lash	Vice President
	James T. Lynch	Vice President
	Hugh D. McGuirk	Vice President
	James M. Murphy	Vice President
	Chen Shao	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

Tax-Free Short-Intermediate Fund	Charles B. Hill	President
	Austin Applegate	Vice President
	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Dylan Jones	Vice President
	Marianna Korpusova	Vice President
	Marcy M. Lash	Vice President
	Joseph K. Lynagh	Vice President
	James T. Lynch	Vice President
	Konstantine B. Mallas	Vice President
	Hugh D. McGuirk	Vice President
	Chen Shao	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)

Total Return Fund	Christopher P. Brown, Jr.	President

	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Brian J. Brennan	Vice President
	Oliver Gjoneski	Vice President
	Robert M. Larkins	Vice President
	Yongheon Lee	Vice President
	Kelsie L. Palumbo	Vice President

	Christopher J. Temple	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Bond Enhanced Index Fund	Robert M. Larkins	President
	Stephen L. Bartolini	Vice President
	Brian J. Brennan	Vice President

	Christopher P. Brown, Jr.	Vice President

	Amit S. Deshpande	Vice President
	Andrew C. McCormick	Vice President

	Scott D. Solomon	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Large-Cap Core Fund	Jeffrey Rottinghaus	President
	Peter J. Bates	Vice President
	Shawn T. Driscoll	Vice President
	Joseph B. Fath	Vice President
	Mark S. Finn	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Heather K. McPherson	Vice President
	Jason Nogueira	Vice President
	Gabriel Solomon	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund

U.S. Treasury Funds	Brian J. Brennan	President
U.S. Treasury Intermediate Fund	Joseph K. Lynagh	Executive Vice President
U.S. Treasury Long-Term Fund	Stephen L. Bartolini	Vice President
U.S. Treasury Money Fund	M. Helena Condez	Vice President
	G. Richard Dent	Vice President
	Stephanie A. Gentile	Vice President
	Geoffrey M. Hardin	Vice President
	Keir R. Joyce	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	Andrew C. McCormick	Vice President
	Cheryl A. Mickel	Vice President

	Chen Shao	Vice President
	Douglas D. Spratley	Vice President
	Robert D. Thomas	Vice President
	Kelsie L. Palumbo	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Value Fund	Mark S. Finn	President

	Peter J. Bates	Vice President
	Jason A. Bauer	Vice President
	Andrew S. Davis	Vice President
	Vincent M. DeAugustino	Vice President
	Joel Grant	Vice President
	Jon R. Hussey	Vice President
	John D. Linehan	Vice President
	Daniel Martino	Vice President
	Heather K. McPherson	Vice President

	Christian M. O’Neill	Vice President

	Weijie Si	Vice President
	Joshua K. Spencer	Vice President
	Tamara P. Wiggs	Vice President
	Jon D. Wood	Vice President
(For remaining officers, refer to the “All funds” table)

(a) Certain officers of the corporation do not serve as officers with respect to the fund; the High Yield Fund’s officers are Edward A. Wiese, Mark J. Vaselkiv, Jason A. Bauer, Michael F. Connelly, Michael Della Vedova, Carson R. Dickson, Stephen M. Finamore, Justin T. Gerbereux, Paul M. Massaro, Brian A. Rubin, and Michael J. Trivino.

(b) Certain officers of the corporation do not serve as officers with respect to the fund; the U.S. High Yield Fund’s officers are Edward A. Wiese, Kevin P. Loome, Charles Devereux, Devon Everhart, Matthew Fanandakis, Gregg Gola, and Douglas Zinser.

Below is a table that sets forth certain information, as of April 4, 2019, regarding each person deemed to be an officer of the Price Funds.

Officers

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Jason R. Adams, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst, Caxton Associates (to 2015)	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Equity Income Fund, and International Funds

Ulle Adamson, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Vinit Agrawal, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund
Christopher D. Alderson, 1962 Director and Vice President, T. Rowe Price International; Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.	President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds and New Era Fund
Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and Tax-Efficient Funds

Francisco M. Alonso, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, New Horizons Fund, Personal Strategy Funds, Retirement Funds, Small-Cap Value Fund, and Spectrum Funds

Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
R. Lee Arnold, Jr., CFA, CPA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund
Malik S. Asif, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
E. Frederick Bair, CFA, CPA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Index Trust, International Index Fund, Personal Strategy Funds, and Real Assets Fund
Ziad Bakri, M.D., CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Colin T. Bando, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Summit Municipal Funds and Tax-Free High Yield Fund
Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Stephen L. Bartolini, CFA, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and New Income Fund; Vice President, Global Allocation Fund, Institutional Income Funds, Multi-Sector Account Portfolios, Real Assets Fund, Short-Term Bond Fund, Total Return Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Peter J. Bates, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, Total Return Fund, and Value Fund
Luis M. Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Timothy F. Bei, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Oliver D.M. Bell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
R. Scott Berg, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company.	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, CFA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund
Steve Boothe, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Co-President, Corporate Income Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and New Income Fund

Peter I. Botoucharov, 1965 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; Assistant Vice President, T. Rowe Retirement Plan Services, Inc. and T. Rowe Price Services, Inc.

Vice President and Secretary, all funds
Brian J. Brennan, CFA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Total Return Fund, and U.S. Bond Enhanced Index Fund

Christopher P. Brown, Jr., CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Total Return Fund; Vice President, GNMA Fund, Institutional Income Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund
Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund
Jon B. Casper, 1989 Vice President, T. Rowe Price; formerly student, The Wharton School, University of Pennsylvania (to 2016)	Vice President, Financial Services Fund
Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Andrew Chang, 1983 Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Tak Yiu Cheng, CFA, CPA, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Paul Y. Cho, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2015)	Vice President, Communications & Technology Fund
Carolyn Hoi Che Chu, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Archibald Ciganer, CFA, 1976 Director, Price Japan; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Jerome A. Clark, CFA, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Limited Duration Inflation Focused Bond Fund and Personal Strategy Funds

Richard N. Clattenburg, CFA, 1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Real Estate Fund
Richard A. Coghlan, PhD., 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Real Assets Fund
Jason T. Collins, CFA 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Michael J. Conelius, CFA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Michael F. Connelly, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Growth Stock Fund, International Funds, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund
Vincent M. DeAugustino, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and Value Fund
Ramon R. de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Multi-Strategy Total Return Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, and Real Assets Fund
Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Multi-Sector Bond Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional International Funds
Levent Demirekler, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Amit S. Deshpande, CFA, FRM, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of Investment Risk, Charles Schwab Investment Management (to 2017)	Vice President, U.S. Bond Enhanced Index Fund
Charles Devereux, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Eric L. DeVilbiss, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Growth Stock Fund, New America Growth Fund, and New Horizons Fund
Carson R. Dickson, CFA, CPA, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds
Anna A. Dreyer, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund

Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Era Fund; Vice President, Capital Appreciation Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Greg Dunham, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group; formerly Analyst, Goldman Sachs (to 2015)	Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, Science & Technology Fund, and Tax-Efficient Funds
Donald J. Easley, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Mid-Cap Growth Fund, New Era Fund, and Tax-Efficient Funds
Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
David J. Eiswert, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

Executive Vice President, Institutional International Funds and International Funds; Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, and Science & Technology Fund

Sarah J. Engle, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Devon Everhart, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Matthew Fanandakis, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Fixed Income Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Joseph B. Fath, CPA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth Stock Fund; Vice President, Capital Opportunity Fund, Communications & Technology Fund, Growth & Income Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund
Christopher Faulkner-MacDonagh, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Real Assets Fund
Ryan W. Ferro, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Stephen M. Finamore, CFA, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios
Mark S. Finn, CFA, CPA, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Capital Opportunity Fund, Equity Income Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Quentin S. Fitzsimmons, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Portfolio Manager, Royal Bank of Scotland Group (to 2015)	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, and International Funds
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Financial Services Fund, and Growth Stock Fund
Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
George Gao, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Quantitative Management Funds
Stephanie A. Gentile, CFA, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Justin T. Gerbereux, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Aaron Gifford, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Strategist, Morgan & Stanley & Co. LLC (to 2017)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds
David R. Giroux, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Capital Appreciation Fund; Vice President, Floating Rate Fund, Institutional Income Funds, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Oliver Gjoneski, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund
Gregg Gola, CFA, 1965 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Trader and Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Vishnu V. Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Joel Grant, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Value Fund
Gary J. Greb, 1961 Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Trust Company	Vice President, all funds
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Communications & Technology Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Global Technology Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Science & Technology Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Michael J. Grogan, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund
Gianluca Guicciardi, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Amanda B. Hall, CFA, 1985 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds
John Hall, 1977 Vice President, T. Rowe Price	Vice President, Health Sciences Fund and Small-Cap Stock Fund
Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Nabil Hanano, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds
Robert L. Harlow, CAIA, CFA, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Ryan S. Hedrick, CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group Inc.

Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Growth & Income Fund, Mid-Cap Value Fund, New Era Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and U.S. Large-Cap Core Fund

Charles B. Hill, CFA, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Daniel B. Hirsch, CFA, 1985 Vice President, T. Rowe Price	Vice President, International Funds
Ann M. Holcomb, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Thomas J. Huber, CFA, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund and Real Estate Fund
Stefan Hubrich, Ph.D., CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Allocation Fund, Institutional International Funds, International Funds, and Real Assets Fund
Arif Husain, CFA, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Jon R. Hussey, CFA, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, University of Chicago Booth School of Business (to 2016)	Vice President, New Era Fund and Value Fund
Hiromasa Ikeda, 1971 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Tetsuji Inoue, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Stephon A. Jackson, CFA, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund
Michael D. Jacobs, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, International Funds
Rachel D. Jonas, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Sands Capital Management (to 2016)	Vice President, Health Sciences Fund
Dylan Jones, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Nina P. Jones, CPA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Global Real Estate Fund and Real Estate Fund; Vice President, Capital Appreciation Fund, Financial Services Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, and Real Assets Fund

Keir R. Joyce, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, GNMA Fund; Vice President, Multi-Sector Account Portfolios, Short-Term Bond Fund, and U.S. Treasury Funds
Vidya Kadiyam, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Quantitative Management Funds
Yoichiro Kai, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Jacob H. Kann, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund and Institutional Income Funds
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund and New Era Fund

Takanori Kobayashi, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Research Analyst, Allianz Global Investors (to 2017)	Vice President, International Funds
Steven M. Kohlenstein, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Marianna Korpusova, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Paul J. Krug, CPA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, all funds
Christopher J. Kushlis, CFA, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Michael Lambe, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Robert M. Larkins, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, U.S. Bond Enhanced Index Fund; Executive Vice President, Institutional Income Funds; Vice President, Balanced Fund, Global Allocation Fund, New Income Fund, and Total Return Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Shengrong Lau, 1982 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Matthew Lawton, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and New Income Fund
Wyatt A. Lee, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Balanced Fund, Limited Duration Inflation Focused Bond Fund, Personal Strategy Funds, and Spectrum Funds
Yongheon Lee, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund
Alan D. Levenson, Ph.D., 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, GNMA Fund, Government Money Fund, Inflation Protected Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Equity Income Fund; Executive Vice President, Institutional Equity Funds; Vice President, Multi-Strategy Total Return Fund and Value Fund
Jacqueline L. Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Technology Fund, International Funds, and Science & Technology Fund
Gregory Locraft, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund
Johannes Loefstrand, 1988 Vice President, T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Kevin P. Loome, CFA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of U.S. Credit, Henderson Global Investors (to 2017)	Executive Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Oxana Lyalina, 1987 Vice President, T. Rowe Price International	Vice President, International Funds

Joseph K. Lynagh, CFA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Government Money Fund, TRP Reserve Funds, Summit Income Funds, and Tax-Exempt Money Fund; Executive Vice President, Institutional Income Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

James T. Lynch, CFA, 1983 Vice President, T. Rowe Price	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Matt Mahon, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc. formerly student, The Wharton School, University of Pennsylvania (to 2016)	Vice President, Diversified Mid-Cap Growth Fund, Equity Income Fund, and New Era Fund
Navneesh. Malhan, CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, BlackRock (to 2015)	Vice President, Quantitative Management Funds
Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund and Global Technology Fund
Daniel Martino, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Equity Income Fund, Growth Stock Fund, Institutional International Funds, and Value Fund
Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and New Era Fund
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and Equity Income Fund
Paul M. Massaro, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund; Executive Vice President, Institutional Income Funds and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, Global Multi-Sector Bond Fund, and High Yield Fund (serves only with respect to the High Yield Fund)

Catherine D. Mathews, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Principal Financial Officer, Vice President, and Treasurer, all funds
Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Mid-Cap Growth Fund, and New America Growth Fund
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Hugh D. McGuirk, CFA, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Heather K. McPherson, CPA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Institutional Equity Funds and Mid-Cap Value Fund; Vice President, Equity Income Fund, Global Technology Fund, Growth & Income Fund, New Era Fund, U.S. Large-Cap Core Fund, and Value Fund

Sean P. McWilliams, 1988 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Cheryl A. Mickel, CFA, 1967 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Short-Term Bond Fund; Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Summit Income Funds, Summit Municipal Funds, and U.S. Treasury Funds

Raymond A. Mills, Ph.D., CFA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds
Jihong Min, 1979 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Joseph R. Mlinac, CFA, 1983 Vice President, T. Rowe Price	Vice President, Financial Services Fund
Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Ivan Morozov, CFA, 1987 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and Multi-Sector Account Portfolios
Samy B. Muaddi, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, and Institutional Income Funds
Tobias F. Mueller, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Technology Fund, Institutional International Funds, International Funds, and Science & Technology Fund
James M. Murphy, CFA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund
Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Sudhir Nanda, Ph.D., CFA, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Quantitative Management Funds; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, and Institutional International Funds
Joshua Nelson, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional International Funds and International Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Real Estate Fund, International Funds, and Real Estate Fund
Michael Niedzielski, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Manager and Analyst, Fidelity Investments, Boston and London Offices (to 2015)	Vice President, International Funds
Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Jason Nogueira, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Institutional International Funds and International Funds; Vice President, Capital Opportunity Fund, Growth & Income Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund
Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Christian M. O’Neill, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, and Value Fund
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

President, Global Multi-Sector Bond Fund; Executive Vice President, Institutional International Funds and International Funds; Vice President, Institutional Income Funds and Multi-Sector Account Portfolios

Curt J. Organt, CFA, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional Equity Funds, International Funds, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Oluwaseun A. Oyegunle, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Sebastien Page, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Multi-Strategy Total Return Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds

Kelsie L. Palumbo, 1989 Assistant Vice President, T. Rowe Price	Vice President, Total Return Fund; Assistant Vice President, Institutional Income Funds, New Income Fund, and U.S. Treasury Funds
Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund and Retirement Funds
Gonzalo Pangaro, CFA, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
Miso Park, CFA, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Dante Pearson, 1990 Vice President, T. Rowe Price; formerly Equity Analyst Intern, MFS (to 2016); summer intern, T. Rowe Price (to 2015)	Vice President, Global Real Estate Fund and Real Estate Fund
Charles G. Pepin, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Jason B. Polun, CFA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Adam Poussard, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Health Sciences Fund, and New Horizons Fund
Jordan S. Pryor, 1991 Vice President, T. Rowe Price	Vice President, Quantitative Management Funds
Larry J. Puglia, CFA, CPA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund and Personal Strategy Funds
John C. Qian, 1989 Vice President, T. Rowe Price; formerly summer intern, T. Rowe Price (to 2016)	Vice President, New Era Fund
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Preeta Ragavan, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Global Real Estate Fund, Real Estate Fund, and Small-Cap Value Fund
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, International Funds, Mid-Cap Growth Fund, New Era Fund, and Small-Cap Value Fund
John W. Ratzesberger, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, all funds
Shannon Hofher Rauser, 1987 Assistant Vice President, T. Rowe Price	Assistant Secretary, all funds
Rodney M. Rayburn, CFA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Credit Opportunities Fund; Executive Vice President, High Yield Fund (serves only with respect to the High Yield Fund) and Institutional Income Funds
Michael F. Reinartz, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund; Vice President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund
Melanie A. Rizzo, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, International Funds, and Mid-Cap Value Fund
Theodore E. Robson, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Alexander P. Roik, CFA, 1991 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jeffrey Rottinghaus, CPA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth & Income Fund and U.S. Large-Cap Core Fund; Vice President, Capital Appreciation Fund, Capital Opportunity Fund, and Dividend Growth Fund
David L. Rowlett, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Growth Stock Fund, International Funds, and New America Growth Fund
Brian A. Rubin, CPA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Mariel Santiago, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Federico Santilli, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Emily C. Scudder, CFA, CPA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2015)	Vice President, Science & Technology Fund
Michael K. Sewell, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Daniel O. Shackelford, CFA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds
Chen Shao, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, New Era Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Charles M. Shriver, CFA, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Real Assets Fund and Retirement Funds
Elliot J. Shue, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund
Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Capital Appreciation Fund and Small-Cap Value Fund
Weijie Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Real Estate Fund, Tax-Efficient Funds, and Value Fund
Jeanny Silva, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Neil Smith, 1972 Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	President, International Index Fund; Vice President, Index Trust
Matthew J. Snowling, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, and Tax-Efficient Funds
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Financial Services Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, and U.S. Large-Cap Core Fund

Scott D. Solomon, CFA, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, International Funds, and U.S. Bond Enhanced Index Fund
Joshua K. Spencer, CFA, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New Horizons Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Growth Fund, Science & Technology Fund, Small-Cap Stock Fund, and Value Fund
Douglas D. Spratley, CFA, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

James Stillwagon, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Partner, Cat Rock Capital (to 2016) and Managing Director, Lone Pine Capital (to 2015)	Vice President, Communications & Technology Fund and Equity Income Fund
Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Guido F. Stubenrauch, CFA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Saurabh Sud, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President at PIMCO (to 2018)	Executive Vice President, International Funds
Taymour R. Tamaddon, CFA, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Growth Stock Fund, Health Sciences Fund, Institutional International Funds, International Funds, and New America Growth Fund

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Sin Dee Tan, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Timothy G. Taylor, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Christopher J. Temple, CFA, 1978 Vice President, T. Rowe Price	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and Total Return Fund
Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust, International Index Fund, New America Growth Fund, and New Era Fund
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Vice President, Corporate Income Fund, Government Money Fund, Institutional Income Funds, Multi-Sector Account Portfolios, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Toby M. Thompson, CAIA, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds
Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Multi-Strategy Total Return Fund, New Horizons Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds
Susan G. Troll, CPA, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and New Income Fund
Alan Tu, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Global Technology Fund; Vice President, New Horizons Fund, Science & Technology Fund, and Tax-Efficient Funds
James A. Tzitzouris, Jr., Ph.D., 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Retirement Funds
Ken D. Uematsu, CFA, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Index Trust; Vice President, International Index Fund

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Institutional Income Funds; Executive Vice President, High Yield Fund (serves only with respect to the High Yield Fund), International Funds, and Multi-Sector Account Portfolios; Vice President, Balanced Fund, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Eric L. Veiel, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Institutional International Funds
Rupinder Vig, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Partner, Egerton Capital (to 2016)	Vice President, Institutional International Funds and International Funds

Kes Visuvalingam, CFA, 1968

Director, Responsible Officer, and Vice President, Price Hong Kong; Director, Chief Executive Officer, and Vice President, Price Singapore; and Vice President, T. Rowe Price Group, Inc.

Vice President, International Funds
Erik M. von Heijne, CFA, 1990 Vice President, T. Rowe Price	Vice President, Quantitative Management Funds
Chris Vost, 1989 Vice President, T. Rowe Price International	Vice President, International Funds
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Managing Director, UBS Global Asset Management (to 2015)	Vice President, Financial Services Fund, Institutional International Funds, and International Funds
Verena E. Wachnitz, CFA, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Communications & Technology Fund and Institutional International Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Corporate Income Fund; Vice President, Institutional Income Funds and Multi-Sector Account Portfolios
J. David Wagner, CFA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Value Fund; Vice President, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, and Small-Cap Stock Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Anthony B. Wang, 1989 Vice President, T. Rowe Price; formerly student, Harvard Business School (to 2017); Private Equity Associate, Genstar Capital Management (to 2015)	Vice President, Science & Technology Fund
Dai Wang, 1989 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds

Megan Warren, 1968

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly Executive Director, JPMorgan Chase (to 2017)

Vice President, all funds
Hiroshi Watanabe, CFA, 1975 Director, Price Japan; Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Thomas H. Watson, 1977 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Global Technology Fund, New America Growth Fund, and Science & Technology Fund
Michael T. Wehn, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust and International Index Fund
Mark R. Weigman, CFA, CIC, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Tax-Efficient Funds
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New America Growth Fund; Vice President, Capital Opportunity Fund, Communications & Technology Fund, Growth Stock Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund

Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Communications & Technology Fund, Institutional International Funds, and International Funds
Bineesha Wickremarachchi, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Research Analyst, Aberdeen Asset Management (to 2015)	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Edward A. Wiese, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	President, High Yield Fund and Multi-Sector Account Portfolios
Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Dividend Growth Fund, and Mid-Cap Value Fund
Jon D. Wood, CFA, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Health Sciences Fund, and Value Fund
J. Howard Woodward, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Rouven J. Wool-Lewis, Ph.D., 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Health Sciences Fund, and Small-Cap Stock Fund
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund and International Funds
David A. Yatzeck, 1981 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Credit Opportunities Fund and Institutional Income Funds
Benjamin T. Yeagle, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Ernest C. Yeung, CFA, 1979 Director, Responsible Officer, and Vice President, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Communications & Technology Fund and Institutional International Funds
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Eric Yuan, 1984 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, Columbia Business School (to 2016)	Vice President, International Funds
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund and International Funds
Anthony Zhu, Ph.D., 1984 Vice President, T. Rowe Price; formerly student, Columbia Business School (to 2016)	Vice President, Quantitative Management Funds
Douglas Zinser, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Directors’ Compensation

Each independent director is paid $310,000 annually for his/her service on the Boards. The Chairman of the Boards, an independent director, receives an additional $150,000 annually for serving in this capacity. Prior to the Board appointing an independent director as Chairman of the Boards, the Board had designated a Lead Independent Director, who received an additional $150,000 annually for serving in this capacity. An independent director serving on the Joint Audit Committee receives an additional $30,000 annually for his/her service and the chairman of the Joint Audit Committee receives an additional $10,000 for his/her service. An independent director serving as a member of a Special Committee of the Independent Directors receives an additional $1,500 per meeting of the Special Committee. All of these fees are allocated to each fund on a pro-rata basis based on each fund’s net assets relative to the other funds.

The following table shows the total compensation that was received by the independent directors in the calendar year 2018, unless otherwise indicated. The independent directors of the funds do not receive any pension or retirement benefits from the funds or from T. Rowe Price. In addition, the officers and inside directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Bazemore	$310,000
Daniels	310,000
Duncan	350,000
Gerrard	385,000
McBride	340,000
Rouse	340,000
Schreiber	397,500
Tercek*	340,000

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

The following table shows the amounts paid by each fund to the independent directors based on accrued compensation in the calendar year 2018, unless otherwise indicated:

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Africa & Middle East Fund	$55	$55	$62	$63	$60	$60	$75	$60
Asia Opportunities Fund	44	44	49	50	48	48	60	48
Balanced Fund	1,534	1,534	1,732	1,781	1,682	1,682	2,091	1,682
Blue Chip Growth Fund	19,755	19,755	22,304	23,123	21,666	21,666	26,782	21,666
California Tax-Free Bond Fund	247	247	279	287	271	271	336	271
California Tax-Free Money Fund	21	21	23	24	23	23	28	23
Capital Appreciation Fund	11,195	11,195	12,640	13,046	12,279	12,279	15,215	12,279
Capital Opportunity Fund	257	257	290	303	282	282	347	282
Cash Reserves Fund	899	899	1,015	1,052	986	986	1,218	986
Communications & Technology Fund	1,940	1,940	2,191	2,259	2,128	2,128	2,641	2,128
Corporate Income Fund	332	332	375	382	364	364	456	364
Credit Opportunities Fund	20	20	23	24	22	22	27	22
Diversified Mid-Cap Growth Fund	356	356	402	418	391	391	482	391
Dividend Growth Fund	3,368	3,368	3,803	3,922	3,694	3,694	4,579	3,694
Dynamic Credit Fund(a)	—	—	—	—	—	—	—	—
Dynamic Global Bond Fund	1,445	1,445	1,632	1,709	1,585	1,585	1,944	1,585
Emerging Europe Fund	66	66	74	75	72	72	91	72
Emerging Markets Bond Fund	2,204	2,204	2,488	2,553	2,417	2,417	3,001	2,417
Emerging Markets Corporate Bond Fund	23	23	27	27	26	26	32	26
Emerging Markets Corporate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Emerging Markets Local Currency Bond Fund	19	19	21	22	21	21	26	21
Emerging Markets Discovery Stock Fund	217	217	245	251	238	238	295	238

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Emerging Markets Local Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Emerging Markets Stock Fund	4,138	4,138	4,672	4,763	4,539	4,539	5,670	4,539
Equity Income Fund	8,062	8,062	9,103	9,342	8,843	8,843	11,004	8,843
Equity Index 500 Fund	10,565	10,565	11,929	12,255	11,588	11,588	14,411	11,588
European Stock Fund	424	424	479	487	465	465	583	465
Extended Equity Market Index Fund	330	330	373	385	362	362	450	362
Financial Services Fund	320	320	361	371	351	351	436	351
Floating Rate Fund	760	760	858	911	834	834	1,013	834
Floating Rate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Georgia Tax-Free Bond Fund	127	127	143	148	139	139	173	139
Global Allocation Fund	185	185	209	223	203	203	246	203
Global Consumer Fund	6	6	7	7	7	7	8	7
Global Growth Stock Fund	138	138	156	161	152	152	188	152
Global High Income Bond Fund	37	37	42	43	40	40	50	40
Global Industrials Fund	9	9	11	11	10	10	13	10
Global Multi-Sector Bond Fund	265	265	300	313	291	291	358	291
Global Real Estate Fund	60	60	67	68	65	65	82	65
Global Stock Fund	421	421	476	495	462	462	570	462
Global Technology Fund	2,363	2,363	2,668	2,700	2,592	2,592	3,262	2,592
GNMA Fund	492	492	556	570	540	540	672	540
Government Money Fund	3,000	3,000	3,387	3,481	3,290	3,290	4,084	3,290
Government Reserve Fund	4,756	4,756	5,370	5,583	5,217	5,217	6,443	5,217
Growth & Income Fund	716	716	808	833	785	785	974	785
Growth Stock Fund	20,030	20,030	22,615	23,253	21,969	21,969	27,314	21,969
Health Sciences Fund	4,630	4,630	5,227	5,412	5,078	5,078	6,280	5,078
High Yield Fund	2,813	2,813	3,176	3,226	3,086	3,086	3,863	3,086
High Yield Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Inflation Protected Bond Fund	173	173	196	200	190	190	238	190
Institutional Africa & Middle East Fund	70	70	79	80	76	76	96	76
Institutional Cash Reserves Fund	195	195	221	246	214	214	252	214
Institutional Core Plus Fund	148	148	167	172	162	162	201	162
Institutional Emerging Markets Bond Fund	141	141	159	166	155	155	191	155
Institutional Emerging Markets Equity Fund	684	684	773	793	751	751	934	751
Institutional Floating Rate Fund	2,037	2,037	2,299	2,374	2,234	2,234	2,766	2,234
Institutional Frontier Markets Equity Fund	23	23	26	26	26	26	32	26
Institutional Global Focused Growth Equity Fund	19	19	21	22	20	20	25	20

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Institutional Global Growth Equity Fund	174	174	196	202	191	191	237	191
Institutional Global Value Equity Fund	4	4	5	5	5	5	6	5
Institutional High Yield Fund	553	553	624	637	606	606	757	606
Institutional International Core Equity Fund	50	50	57	53	55	55	72	55
Institutional International Disciplined Equity Fund	164	164	186	184	180	180	229	180
Institutional International Growth Equity Fund	22	22	24	25	24	24	30	24
Institutional Large-Cap Core Growth Fund	1,338	1,338	1,511	1,568	1,467	1,467	1,812	1,467
Institutional Large-Cap Growth Fund	6,559	6,559	7,405	7,630	7,194	7,194	8,927	7,194
Institutional Large-Cap Value Fund	1,404	1,404	1,586	1,618	1,540	1,540	1,923	1,540
Institutional Long Duration Credit Fund	13	13	15	15	15	15	18	15
Institutional Mid-Cap Equity Growth Fund	2,666	2,666	3,010	3,106	2,924	2,924	3,627	2,924
Institutional Small-Cap Stock Fund	1,725	1,725	1,948	2,019	1,892	1,892	2,341	1,892
Institutional U.S. Structured Research Fund	246	246	277	287	269	269	334	269
Intermediate Tax-Free High Yield Fund	21	21	24	24	23	23	29	23
International Bond Fund	903	903	1,019	1,008	990	990	1,260	990
International Bond Fund (USD Hedged)	1,597	1,597	1,803	1,948	1,752	1,752	2,105	1,752
International Disciplined Equity Fund	41	41	46	48	45	45	55	45
International Discovery Fund	3,257	3,257	3,677	3,762	3,572	3,572	4,458	3,572
International Equity Index Fund	225	225	254	260	247	247	307	247
International Stock Fund	5,629	5,629	6,356	6,489	6,174	6,174	7,711	6,174
International Value Equity Fund	4,932	4,932	5,569	5,674	5,410	5,410	6,765	5,410
Investment-Grade Corporate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Japan Fund	318	318	359	367	349	349	436	349
Latin America Fund	232	232	262	264	254	254	319	254
Limited Duration Inflation Focused Bond Fund	3,157	3,157	3,564	3,663	3,463	3,463	4,303	3,463
Maryland Short-Term Tax-Free Bond Fund	67	67	76	78	74	74	92	74
Maryland Tax-Free Bond Fund	857	857	968	995	940	940	1,168	940
Maryland Tax-Free Money Fund	29	29	32	33	31	31	39	31
Mid-Cap Growth Fund	11,607	11,607	13,105	13,505	12,731	12,731	15,802	12,731
Mid-Cap Index Fund	2	2	3	3	3	3	3	3
Mid-Cap Value Fund	5,147	5,147	5,811	5,968	5,645	5,645	7,021	5,645

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Mortgage-Backed Securities Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Multi-Strategy Total Return Fund	17	17	19	21	19	19	22	19
New America Growth Fund	1,794	1,794	2,026	2,096	1,968	1,968	2,436	1,968
New Asia Fund	1,127	1,127	1,272	1,290	1,236	1,236	1,550	1,236
New Era Fund	1,451	1,451	1,638	1,682	1,591	1,591	1,979	1,591
New Horizons Fund	9,046	9,046	10,213	10,593	9,921	9,921	12,267	9,921
New Income Fund	11,023	11,023	12,445	12,708	12,090	12,090	15,087	12,090
New Jersey Tax-Free Bond Fund	154	154	174	179	169	169	210	169
New York Tax-Free Bond Fund	179	179	202	207	196	196	243	196
New York Tax-Free Money Fund	22	22	24	25	24	24	29	24
Overseas Stock Fund	6,076	6,076	6,860	7,073	6,664	6,664	8,267	6,664
Personal Strategy Balanced Fund	873	873	986	1,009	958	958	1,194	958
Personal Strategy Growth Fund	867	867	979	1,009	951	951	1,180	951
Personal Strategy Income Fund	826	826	933	960	906	906	1,125	906
QM Global Equity Fund	7	7	8	8	8	8	10	8
QM U.S. Small & Mid-Cap Core Equity Fund	25	25	29	30	28	28	34	28
QM U.S. Small-Cap Growth Equity Fund	2,586	2,586	2,920	3,046	2,836	2,836	3,494	2,836
QM U.S. Value Equity Fund	8	8	9	9	9	9	11	9
Real Assets Fund	1,183	1,183	1,335	1,367	1,297	1,297	1,617	1,297
Real Estate Fund	2,052	2,052	2,317	2,362	2,251	2,251	2,813	2,251
Retirement 2005 Fund	580	580	655	668	636	636	795	636
Retirement 2010 Fund	1,758	1,758	1,984	2,024	1,928	1,928	2,408	1,928
Retirement 2015 Fund	2,885	2,885	3,258	3,318	3,165	3,165	3,957	3,165
Retirement 2020 Fund	8,273	8,273	9,340	9,517	9,073	9,073	11,344	9,073
Retirement 2025 Fund	7,324	7,324	8,269	8,450	8,033	8,033	10,024	8,033
Retirement 2030 Fund	9,302	9,302	10,503	10,726	10,203	10,203	12,738	10,203
Retirement 2035 Fund	5,653	5,653	6,383	6,523	6,200	6,200	7,738	6,200
Retirement 2040 Fund	6,573	6,573	7,422	7,578	7,209	7,209	9,003	7,209
Retirement 2045 Fund	3,620	3,620	4,087	4,180	3,970	3,970	4,952	3,970
Retirement 2050 Fund	2,983	2,983	3,368	3,449	3,272	3,272	4,078	3,272
Retirement 2055 Fund	1,370	1,370	1,547	1,590	1,503	1,503	1,868	1,503
Retirement 2060 Fund	186	186	210	220	204	204	250	204
Retirement Balanced Fund	923	923	1,043	1,065	1,013	1,013	1,264	1,013
Retirement I 2005 Fund—I Class	90	90	102	106	99	99	121	99
Retirement I 2010 Fund—I Class	69	69	78	82	76	76	93	76

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Retirement I 2015 Fund—I Class	195	195	220	229	214	214	263	214
Retirement I 2020 Fund—I Class	390	390	440	459	427	427	526	427
Retirement I 2025 Fund—I Class	1,351	1,351	1,525	1,592	1,481	1,481	1,822	1,481
Retirement I 2030 Fund—I Class	1,248	1,248	1,410	1,479	1,369	1,369	1,678	1,369
Retirement I 2035 Fund—I Class	1,647	1,647	1,859	1,945	1,806	1,806	2,218	1,806
Retirement I 2040 Fund—I Class	1,038	1,038	1,172	1,229	1,139	1,139	1,397	1,139
Retirement I 2045 Fund—I Class	1,275	1,275	1,439	1,504	1,398	1,398	1,718	1,398
Retirement I 2050 Fund—I Class	721	721	814	856	791	791	969	791
Retirement I 2055 Fund—I Class	709	709	800	839	777	777	953	777
Retirement I 2060 Fund—I Class	280	280	317	335	308	308	375	308
Retirement Balanced I Fund—I Class	53	53	60	64	58	58	70	58
Retirement Income 2020 Fund	10	10	11	12	11	11	14	11
Science & Technology Fund	2,174	2,174	2,454	2,520	2,384	2,384	2,969	2,384
Short-Term Fund	1,957	1,957	2,210	2,287	2,147	2,147	2,655	2,147
Short-Term Bond Fund	2,053	2,053	2,318	2,308	2,251	2,251	2,874	2,251
Short-Term Government Fund	—	—	—	—	—	—	—	—
Small-Cap Index Fund	2	2	3	3	3	3	3	3
Small-Cap Stock Fund	3,693	3,693	4,170	4,303	4,051	4,051	5,027	4,051
Small-Cap Value Fund	3,870	3,870	4,369	4,502	4,244	4,244	5,274	4,244
Spectrum Growth Fund	1,429	1,429	1,613	1,654	1,567	1,567	1,951	1,567
Spectrum Income Fund	2,502	2,502	2,825	2,901	2,744	2,744	3,412	2,744
Spectrum International Fund	595	595	672	688	653	653	813	653
Summit Municipal Income Fund	621	621	701	732	681	681	838	681
Summit Municipal Intermediate Fund	2,128	2,128	2,402	2,466	2,334	2,334	2,902	2,334
Summit Municipal Money Market Fund	47	47	53	55	51	51	64	51
Target 2005 Fund	13	13	15	16	15	15	18	15
Target 2010 Fund	25	25	28	29	27	27	34	27
Target 2015 Fund	74	74	83	86	81	81	100	81
Target 2020 Fund	107	107	121	125	118	118	145	118
Target 2025 Fund	99	99	111	116	108	108	133	108
Target 2030 Fund	99	99	112	117	109	109	134	109
Target 2035 Fund	63	63	72	75	69	69	86	69
Target 2040 Fund	56	56	63	66	61	61	75	61
Target 2045 Fund	41	41	46	49	45	45	55	45
Target 2050 Fund	30	30	34	36	33	33	41	33

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Target 2055 Fund	17	17	19	20	18	18	23	18
Target 2060 Fund	6	6	6	7	6	6	8	6
Tax-Efficient Equity Fund	125	125	141	148	137	137	169	137
Tax-Exempt Money Fund	133	133	150	155	146	146	180	146
Tax-Free High Yield Fund	2,030	2,030	2,292	2,355	2,227	2,227	2,770	2,227
Tax-Free Income Fund	956	956	1,080	1,107	1,049	1,049	1,306	1,049
Tax-Free Short-Intermediate Fund	744	744	840	862	816	816	1,015	816
Total Equity Market Index Fund	669	669	755	779	733	733	909	733
Total Return Fund	15	15	16	17	16	16	20	16
Treasury Reserve Fund	1,492	1,492	1,684	1,719	1,636	1,636	2,043	1,636
U.S. Bond Enhanced Index Fund	339	339	383	404	372	372	453	372
U.S. High Yield Fund	51	51	58	61	56	56	69	56
U.S. Large-Cap Core Fund	209	209	235	243	229	229	283	229
U.S. Treasury Intermediate Fund	166	166	188	193	182	182	226	182
U.S. Treasury Long-Term Fund	1,893	1,893	2,137	2,251	2,076	2,076	2,539	2,076
U.S. Treasury Money Fund	2,409	2,409	2,720	2,803	2,643	2,643	3,282	2,643
Ultra Short-Term Bond Fund	260	260	294	315	286	286	344	286
Value Fund	9,527	9,527	10,756	11,031	10,449	10,449	13,008	10,449
Virginia Tax-Free Bond Fund	466	466	526	541	511	511	634	511

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

(a) Prior to commencement of operations.

(b) Directors’ fees were paid by T. Rowe Price on behalf of the fund.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and inside directors, as of December 31, 2018, unless otherwise indicated.

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None	None	None	None	None	None	None
Africa & Middle East Fund—I Class	None	None	None	None	None	None	None	None
Asia Opportunities Fund	None	None	None	None	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None	None	None	None	None
Asia Opportunities Fund—I Class	None	None	None	None	None	None	None	None
Balanced Fund	None	None	None	None	None	None	None	None
Balanced Fund—I Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund	Over $100,000	None	None	$10,001–$50,000	None	None	Over $100,000	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
California Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None	None	None
California Tax-Free Money Fund—I Class	None	None	None	None	None	None	None	None
Capital Appreciation Fund	None	None	None	Over $100,000	Over $100,000	None	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund	None	None	None	$50,001–$100,000	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund—I Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None	None	None	None	None
Cash Reserves Fund	None	None	None	None	None	None	$1-$10,000	Over $100,000
Communications & Technology Fund	None	None	None	Over $100,000	None	None	None	None
Communications & Technology Fund—I Class	None	None	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None	None
Corporate Income Fund—I Class	None	None	None	None	None	None	None	None
Credit Opportunities Fund	None	None	None	None	None	None	None	None
Credit Opportunities Fund—Advisor Class	None	None	None	None	None	None	None	None
Credit Opportunities Fund—I Class	None	None	None	None	None	None	None	None
Diversified Mid-Cap Growth Fund	None	None	None	$10,001-$50,000	None	None	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	None	$10,001–$50,000	None	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	None	None	None	None	None
Dynamic Global Bond Fund	None	None	None	None	None	None	None	None
Dynamic Global Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Europe Fund	None	None	None	None	None	None	None	None
Emerging Europe Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund	None	None	None	$10,001–$50,000	None	None	None	None
Emerging Markets Discovery Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund	Over $100,000	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	$10,001–$50,000	None	None	Over $100,000	Over $100,000
Emerging Markets Stock Fund—I Class	None	None	None	None	None	None	Over $100,000	None
Equity Income Fund	None	None	None	None	None	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund—I Class	None	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None	None	None	None
Equity Index 500 Fund—I Class	None	None	None	None	None	None	None	None
European Stock Fund	None	None	Over $100,000	None	None	None	None	None
European Stock Fund—I Class	None	None	None	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	$1-$10,000	None	None	None	None
Financial Services Fund	None	None	None	$50,001–$100,000	None	None	None	None
Financial Services Fund—I Class	None	None	None	None	None	None	None	None
Floating Rate Fund	None	None	None	None	None	None	None	None
Floating Rate Fund—Advisor Class	None	None	None	None	None	None	None	None
Floating Rate Fund—I Class	None	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
Global Allocation Fund	None	None	None	None	None	None	None	None
Global Allocation Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None	None	None	None	None
Global Consumer Fund	None	None	None	None	None	None	None	None
Global Growth Stock Fund	None	None	None	None	None	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Growth Stock Fund—I Class	None	None	None	None	None	None	None	None
Global High Income Bond Fund	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Global High Income Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None	None	None	None	None
Global Industrials Fund	None	None	None	None	None	None	None	None
Global Industrials Fund—I Class	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None	None	None	None	None
Global Real Estate Fund	None	None	None	None	None	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	$10,001–$50,000	None	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Global Stock Fund—I Class	None	None	None	None	None	None	None	None
Global Technology Fund	None	None	None	Over $100,000	None	None	None	None
Global Technology Fund—I Class	None	None	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	None	Over $100,000	None
GNMA Fund—I Class	None	None	None	None	None	None	None	None
Government Money Fund	None	None	None	None	None	None	$10,001–$50,000	None
Government Money Fund—I Class	None	None	None	None	None	None	None	None
Government Reserve Fund	None	None	None	None	None	None	None	None
Growth & Income Fund	None	None	None	$1-$10,000	None	None	None	None
Growth & Income Fund—I Class	None	None	None	None	None	None	Over $100,000	None
Growth Stock Fund	None	None	None	Over $100,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund—I Class	None	None	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None	None
Health Sciences Fund	None	None	None	$50,001–$100,000	Over $100,000	None	None	None
Health Sciences Fund—I Class	None	None	None	None	None	None	None	None
High Yield Fund	None	None	None	None	None	None	Over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
High Yield Fund—I Class	None	None	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None	None	None	None	None	None
Institutional Africa & Middle East Fund	None	None	None	None	None	None	None	None
Institutional Cash Reserves Fund	None	None	None	None	None	None	None	None
Institutional Core Plus Fund	None	None	None	None	None	None	None	None
Institutional Emerging Markets Bond Fund	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None	None
Institutional Floating Rate Fund	None	None	None	None	None	None	None	None
Institutional Floating Rate Fund—F Class	None	None	None	None	None	None	None	None
Institutional Frontiers Markets Equity Fund	None	None	None	None	None	None	None	None
Institutional Global Focused Growth Equity Fund	None	None	None	None	None	None	None	None
Institutional Global Growth Equity Fund	None	None	None	None	None	None	None	None
Institutional Global Value Equity Fund	None	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None	None
Institutional International Core Equity Fund	None	None	None	None	None	None	None	None
Institutional International Disciplined Equity Fund	None	None	None	None	None	None	None	None
Institutional International Growth Equity Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None	None	None
Institutional Long Duration Credit Fund	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None	None
Institutional U.S. Structured Research Fund	None	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund	None	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None	None
International Bond Fund	None	None	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
International Bond Fund—I Class	None	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)	None	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—I Class	None	None	None	None	None	None	None	None
International Disciplined Equity Fund	None	None	None	None	None	None	None	None
International Disciplined Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
International Disciplined Equity Fund—I Class	None	None	None	None	None	None	None	None
International Discovery Fund	None	None	None	$10,001–$50,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
International Discovery Fund—I Class	None	None	None	None	None	None	None	None
International Equity Index Fund	None	None	None	None	None	None	None	None
International Stock Fund	None	None	None	$10,001–$50,000	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund—I Class	None	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None	None
International Value Equity Fund	None	None	None	None	None	None	None	None
International Value Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	Over $100,000	None
Japan Fund—I Class	None	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	Over $100,000	None
Latin America Fund—I Class	None	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund	None	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	None	None	$1-10,000	None	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	Over $100,000	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None	None
Mid-Cap Index Fund	None	None	None	None	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	$1-10,000	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund	None	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund—Advisor Class	None	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund—I Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
New America Growth Fund	None	None	None	$50,001–$100,000	Over $100,000	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
New America Growth Fund—I Class	None	None	None	None	None	None	None	None
New Asia Fund	None	None	None	None	None	None	None	None
New Asia Fund—I Class	None	None	None	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	$50,001-$100,000	None
New Era Fund—I Class	None	None	None	None	None	None	None	None
New Horizons Fund	None	None	None	Over $100,000	None	None	None	None
New Horizons Fund—I Class	None	None	None	None	None	None	None	None
New Income Fund	None	None	None	None	None	None	Over $100,000	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None	None
New Income Fund—I Class	None	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None	None	None
New York Tax-Free Money Fund—I Class	None	None	None	None	None	None	None	None
Overseas Stock Fund	None	None	None	$50,001-$100,000	None	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	$10,001–$50,000	None	$50,001-$100,000	None	None
Personal Strategy Balanced Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	$50,001–$100,000	None	None	None	None
Personal Strategy Growth Fund—I Class	None	None	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None	None	None
Personal Strategy Income Fund—I Class	None	None	None	None	None	None	None	None
QM Global Equity Fund	None	None	None	None	None	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM Global Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	None	None	$10,001–$50,000	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None	None	$10,001-$50,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None	None	None	None	None
QM U.S. Value Equity Fund	None	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None	None	None	None	None	None
Real Assets Fund	None	None	None	$1-$10,000	None	None	None	None
Real Assets Fund—I Class	None	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	Over $100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None	None
Real Estate Fund—I Class	None	None	None	None	None	None	None	None
Retirement 2005 Fund	None	None	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2015 Fund	None	None	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	$10,001–$50,000	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2025 Fund	None	None	None	$50,001–$100,000	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	$10,001–$50,000	None	Over $100,000	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2035 Fund	None	None	None	$10,001–$50,000	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	$1-$10,000	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2045 Fund	None	None	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2050 Fund	None	None	None	$10,001-$50,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2055 Fund	None	None	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None	None	None	None	None
Retirement 2060 Fund	None	None	None	$10,001–$50,000	None	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None	None	None	None	None
Retirement Balanced Fund	None	None	None	None	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None	None	None	None	None
Retirement Balanced Fund—R Class	None	None	None	None	None	None	None	None
Retirement I 2005 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2010 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2015 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2020 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2025 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2030 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2035 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2040 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2045 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2050 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2055 Fund—I Class	None	None	None	None	None	None	None	None
Retirement I 2060 Fund—I Class	None	None	None	None	None	None	None	None
Retirement Balanced I Fund—I Class	None	None	None	None	None	None	None	None
Retirement Income 2020 Fund	None	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	$10,001–$50,000	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None	None
Science & Technology Fund—I Class	None	None	None	None	None	None	None	None
Short-Term Fund	None	None	None	None	None	None	None	None
Short-Term Bond Fund	None	None	None	None	None	None	Over $100,000	None
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond Fund—I Class	None	None	None	None	None	None	None	None
Short-Term Government Fund	None	None	None	None	None	None	None	None
Small-Cap Index Fund	None	None	None	None	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None	None	None	None	None
Small-Cap Stock Fund	None	None	None	$50,001–$100,000	None	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund	None	None	None	$1–$10,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	$1-$10,000	None	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Spectrum International Fund	None	None	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	None	Over $100,000	None
Summit Municipal Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None	None	Over $100,000	None
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None	None	None	None	None
Summit Municipal Money Market Fund	None	None	None	None	None	None	$50,001–$100,000	None
Target 2005 Fund	None	None	None	None	None	None	None	None
Target 2005 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None	None	None	None	None
Target 2010 Fund	None	None	None	None	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None	None	None	None	None
Target 2015 Fund	None	None	None	None	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None	None	None	None	None
Target 2020 Fund	None	None	None	None	None	None	None	None
Target 2020 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None	None	None	None	None
Target 2025 Fund	None	None	None	None	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None	None	None	None	None
Target 2030 Fund	None	None	None	None	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None	None	None	None	None
Target 2035 Fund	None	None	None	None	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None	None	None	None	None
Target 2040 Fund	None	None	None	None	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None	None	None	None	None
Target 2045 Fund	None	None	None	None	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None	None	None	None	None
Target 2050 Fund	None	None	None	None	None	None	None	None
Target 2050 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None	None	None	None	None
Target 2055 Fund	None	None	None	None	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None	None	None	None	None
Target 2060 Fund	None	None	None	$10,001-$50,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Target 2060 Fund—Advisor Class	None	None	None	None	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None	None	None	None	None
Tax-Efficient Equity Fund	None	None	None	None	None	None	None	None
Tax-Efficient Equity Fund—I Class	None	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	None	None	None
Tax-Exempt Money Fund—I Class	None	None	None	None	None	None	None	None
Tax-Free High Yield Fund	None	None	None	None	Over $100,000	None	Over $100,000	None
Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None	None
Tax-Free Income Fund	None	None	None	None	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Income Fund—I Class	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None	None	None	None	None
Total Equity Market Index Fund	None	None	None	None	None	None	None	None
Total Return Fund	None	None	None	None	None	None	None	None
Total Return Fund—Advisor Class	None	None	None	None	None	None	None	None
Total Return Fund—I Class	None	None	None	None	None	None	None	None
Treasury Reserve Fund	None	None	None	None	None	None	None	None
U.S. Bond Enhanced Index Fund	None	None	None	None	None	None	None	None
U.S. High Yield Fund	None	None	None	None	None	None	None	None
U.S. High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
U.S. High Yield Fund—I Class	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund	None	None	None	$10,001–$50,000	None	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	None	None	None	None	None	Over $100,000	None
U.S. Treasury Intermediate Fund—I Class	None	None	None	None	None	None	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	None	None	Over $100,000	None
U.S. Treasury Long-Term Fund—I Class	None	None	None	None	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None	None	None	$1–$10,000	None
U.S. Treasury Money Fund—I Class	None	None	None	None	None	None	None	None
Ultra Short-Term Bond Fund	None	None	None	None	None	None	None	None
Ultra Short-Term Bond Fund—I Class	None	None	None	None	None	None	None	None
Value Fund	None	None	None	$50,001-$100,000	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Value Fund—I Class	None	None	None	None	None	None	Over $100,000	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None	None

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None
Africa & Middle East Fund—I Class	None	None
Asia Opportunities Fund	None	None
Asia Opportunities Fund—Advisor Class	None	None
Asia Opportunities Fund—I Class	None	None
Balanced Fund	None	None
Balanced Fund—I Class	None	None
Blue Chip Growth Fund	None	None
Blue Chip Growth Fund—Advisor Class	None	None
Blue Chip Growth Fund—I Class	None	None
Blue Chip Growth Fund—R Class	None	None
California Tax-Free Bond Fund	None	None
California Tax-Free Bond Fund—I Class	None	None
California Tax-Free Money Fund	None	None
California Tax-Free Money Fund—I Class	None	None
Capital Appreciation Fund	None	Over $100,000
Capital Appreciation Fund—Advisor Class	None	None
Capital Appreciation Fund—I Class	None	None
Capital Opportunity Fund	None	None
Capital Opportunity Fund—Advisor Class	None	None
Capital Opportunity Fund—I Class	None	None
Capital Opportunity Fund—R Class	None	None
Cash Reserves Fund	None	Over $100,000
Communications & Technology Fund	None	None
Communications & Technology Fund—I Class	None	None
Corporate Income Fund	None	None
Corporate Income Fund—I Class	None	None
Credit Opportunities Fund	None	Over $100,000
Credit Opportunities Fund—Advisor Class	None	None
Credit Opportunities Fund—I Class	None	None
Diversified Mid-Cap Growth Fund	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None
Dividend Growth Fund	None	Over $100,000
Dividend Growth Fund—Advisor Class	None	None
Dividend Growth Fund—I Class	None	None
Emerging Europe Fund	None	None
Emerging Europe Fund—I Class	None	None
Emerging Markets Bond Fund	None	None
Emerging Markets Bond Fund—Advisor Class	None	None
Emerging Markets Bond Fund—I Class	None	None
Emerging Markets Corporate Bond Fund	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None
Emerging Markets Discovery Stock Fund	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Emerging Markets Discovery Stock Fund—Advisor Class	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None
Emerging Markets Local Currency Bond Fund	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None
Emerging Markets Stock Fund	None	None
Emerging Markets Stock Fund—I Class	None	None
Equity Income Fund	$10,001–$50,000	None
Equity Income Fund—Advisor Class	None	None
Equity Income Fund—I Class	None	None
Equity Income Fund—R Class	None	None
Equity Index 500 Fund	None	None
Equity Index 500 Fund—I Class	None	None
European Stock Fund	None	None
European Stock Fund—I Class	None	None
Extended Equity Market Index Fund	None	None
Financial Services Fund	None	None
Financial Services Fund—I Class	None	$50,001–$100,000
Floating Rate Fund	None	None
Floating Rate Fund—Advisor Class	None	None
Floating Rate Fund—I Class	None	Over $100,000
Floating Rate Multi-Sector Account Portfolio	None	None
Georgia Tax-Free Bond Fund	None	None
Georgia Tax-Free Bond Fund—I Class	None	None
Global Allocation Fund	None	Over $100,000
Global Allocation Fund—Advisor Class	None	None
Global Allocation Fund—I Class	None	None
Global Consumer Fund	None	None
Global Growth Stock Fund	None	None
Global Growth Stock Fund—Advisor Class	None	None
Global Growth Stock Fund—I Class	None	None
Global High Income Bond Fund	None	None
Global High Income Bond Fund—Advisor Class	None	None
Global High Income Bond Fund—I Class	None	None
Global Industrials Fund	None	None
Global Industrials Fund—I Class	None	None
Global Multi-Sector Bond Fund	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None
Global Multi-Sector Bond Fund—I Class	None	None
Global Real Estate Fund	None	None
Global Real Estate Fund—Advisor Class	None	None
Global Real Estate Fund—I Class	None	$10,001–$50,000
Global Stock Fund	None	None
Global Stock Fund—Advisor Class	None	None
Global Stock Fund—I Class	None	None
Global Technology Fund	None	None
Global Technology Fund—I Class	None	None
GNMA Fund	None	None
GNMA Fund—I Class	None	None
Government Money Fund	Over $100,000	$1–$10,000
Government Money Fund—I Class	None	None
Government Reserve Fund	None	None
Growth & Income Fund	None	None
Growth & Income Fund—I Class	None	None
Growth Stock Fund	None	None
Growth Stock Fund—Advisor Class	None	None
Growth Stock Fund—I Class	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Growth Stock Fund—R Class	None	None
Health Sciences Fund	None	None
Health Sciences Fund—I Class	None	Over $100,000
High Yield Fund	None	Over $100,000
High Yield Fund—Advisor Class	None	None
High Yield Fund—I Class	None	None
High Yield Multi-Sector Account Portfolio	None	None
Inflation Protected Bond Fund	None	None
Inflation Protected Bond Fund—I Class	None	None
Institutional Africa & Middle East Fund	None	None
Institutional Cash Reserves Fund	None	None
Institutional Core Plus Fund	None	None
Institutional Emerging Markets Bond Fund	None	None
Institutional Emerging Markets Equity Fund	None	None
Institutional Floating Rate Fund	None	None
Institutional Floating Rate Fund—F Class	None	None
Institutional Frontiers Markets Equity Fund	None	None
Institutional Global Focused Growth Equity Fund	None	Over $100,000
Institutional Global Growth Equity Fund	None	None
Institutional Global Value Equity Fund	None	None
Institutional High Yield Fund	None	None
Institutional International Core Equity Fund	None	None
Institutional International Disciplined Equity Fund	None	None
Institutional International Growth Equity Fund	None	None
Institutional Large-Cap Core Growth Fund	None	None
Institutional Large-Cap Growth Fund	None	Over $100,000
Institutional Large-Cap Value Fund	None	None
Institutional Long Duration Credit Fund	None	None
Institutional Mid-Cap Equity Growth Fund	None	Over $100,000
Institutional Small-Cap Stock Fund	None	Over $100,000
Institutional U.S. Structured Research Fund	None	None
Intermediate Tax-Free High Yield Fund	None	Over $100,000
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None
International Bond Fund	None	None
International Bond Fund—Advisor Class	None	None
International Bond Fund—I Class	None	None
International Bond Fund (USD Hedged)	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None
International Bond Fund (USD Hedged)—I Class	None	None
International Disciplined Equity Fund	None	None
International Disciplined Equity Fund—Advisor Class	None	None
International Disciplined Equity Fund—I Class	None	None
International Discovery Fund	None	None
International Discovery Fund—I Class	None	None
International Equity Index Fund	None	None
International Stock Fund	None	None
International Stock Fund—Advisor Class	None	None
International Stock Fund—I Class	None	None
International Stock Fund—R Class	None	None
International Value Equity Fund	None	None
International Value Equity Fund—Advisor Class	None	None
International Value Equity Fund—I Class	None	None
International Value Equity Fund—R Class	None	None
Investment Grade Multi-Sector Account Portfolio	None	None
Japan Fund	None	None
Japan Fund—I Class	None	None
Latin America Fund	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Latin America Fund—I Class	None	$10,001–$50,000
Limited Duration Inflation Focused Bond Fund	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None
Maryland Short-Term Tax-Free Bond Fund	None	Over $100,000
Maryland Short-Term Tax-Free Bond Fund—I Class	None	$50,001–$100,000
Maryland Tax-Free Bond Fund	None	Over $100,000
Maryland Tax-Free Bond Fund—I Class	None	None
Maryland Tax-Free Money Fund	None	$1–$10,000
Maryland Tax-Free Money Fund—I Class	None	None
Mid-Cap Growth Fund	None	None
Mid-Cap Growth Fund—Advisor Class	None	None
Mid-Cap Growth Fund—I Class	None	None
Mid-Cap Growth Fund—R Class	None	None
Mid-Cap Index Fund	None	None
Mid-Cap Index Fund—I Class	None	None
Mid-Cap Value Fund	None	None
Mid-Cap Value Fund—Advisor Class	None	None
Mid-Cap Value Fund—I Class	None	None
Mid-Cap Value Fund—R Class	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None
Multi-Strategy Total Return Fund	None	None
Multi-Strategy Total Return Fund—Advisor Class	None	None
Multi-Strategy Total Return Fund—I Class	None	None
New America Growth Fund	None	None
New America Growth Fund—Advisor Class	None	None
New America Growth Fund—I Class	None	Over $100,000
New Asia Fund	None	None
New Asia Fund—I Class	None	$50,001–$100,000
New Era Fund	None	None
New Era Fund—I Class	None	None
New Horizons Fund	None	None
New Horizons Fund—I Class	None	None
New Income Fund	None	None
New Income Fund—Advisor Class	None	None
New Income Fund—I Class	None	None
New Income Fund—R Class	None	None
New Jersey Tax-Free Bond Fund	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None
New York Tax-Free Bond Fund	None	None
New York Tax-Free Bond Fund—I Class	None	None
New York Tax-Free Money Fund	None	None
New York Tax-Free Money Fund—I Class	None	None
Overseas Stock Fund	None	None
Overseas Stock Fund—Advisor Class	None	None
Overseas Stock Fund—I Class	None	None
Personal Strategy Balanced Fund	None	None
Personal Strategy Balanced Fund—I Class	None	None
Personal Strategy Growth Fund	None	None
Personal Strategy Growth Fund—I Class	None	None
Personal Strategy Income Fund	None	None
Personal Strategy Income Fund—I Class	None	None
QM Global Equity Fund	None	None
QM Global Equity Fund—Advisor Class	None	None
QM Global Equity Fund—I Class	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None
QM U.S. Value Equity Fund	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None
QM U.S. Value Equity Fund—I Class	None	None
Real Assets Fund	None	None
Real Assets Fund—I Class	None	None
Real Estate Fund	None	None
Real Estate Fund—Advisor Class	None	None
Real Estate Fund—I Class	None	None
Retirement 2005 Fund	None	None
Retirement 2005 Fund—Advisor Class	None	None
Retirement 2005 Fund—R Class	None	None
Retirement 2010 Fund	None	None
Retirement 2010 Fund—Advisor Class	None	None
Retirement 2010 Fund—R Class	None	None
Retirement 2015 Fund	None	None
Retirement 2015 Fund—Advisor Class	None	None
Retirement 2015 Fund—R Class	None	None
Retirement 2020 Fund	Over $100,000	None
Retirement 2020 Fund—Advisor Class	None	None
Retirement 2020 Fund—R Class	None	None
Retirement 2025 Fund	$10,001–$50,000	None
Retirement 2025 Fund—Advisor Class	None	None
Retirement 2025 Fund—R Class	None	None
Retirement 2030 Fund	None	None
Retirement 2030 Fund—Advisor Class	None	None
Retirement 2030 Fund—R Class	None	None
Retirement 2035 Fund	None	None
Retirement 2035 Fund—Advisor Class	None	None
Retirement 2035 Fund—R Class	None	None
Retirement 2040 Fund	None	None
Retirement 2040 Fund—Advisor Class	None	None
Retirement 2040 Fund—R Class	None	None
Retirement 2045 Fund	None	None
Retirement 2045 Fund—Advisor Class	None	None
Retirement 2045 Fund—R Class	None	None
Retirement 2050 Fund	None	None
Retirement 2050 Fund—Advisor Class	None	None
Retirement 2050 Fund—R Class	None	None
Retirement 2055 Fund	None	None
Retirement 2055 Fund—Advisor Class	None	None
Retirement 2055 Fund—R Class	None	None
Retirement 2060 Fund	None	None
Retirement 2060 Fund—Advisor Class	None	None
Retirement 2060 Fund—R Class	None	None
Retirement Balanced Fund	None	None
Retirement Balanced Fund—Advisor Class	None	None
Retirement Balanced Fund—R Class	None	None
Retirement I 2005 Fund—I Class	None	None
Retirement I 2010 Fund—I Class	None	None
Retirement I 2015 Fund—I Class	None	None
Retirement I 2020 Fund—I Class	None	None
Retirement I 2025 Fund—I Class	None	None
Retirement I 2030 Fund—I Class	None	None
Retirement I 2035 Fund—I Class	None	None
Retirement I 2040 Fund—I Class	None	None
Retirement I 2045 Fund—I Class	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Retirement I 2050 Fund—I Class	None	None
Retirement I 2055 Fund—I Class	None	None
Retirement I 2060 Fund—I Class	None	None
Retirement Balanced I Fund—I Class	None	None
Retirement Income 2020 Fund	None	None
Science & Technology Fund	None	None
Science & Technology Fund—Advisor Class	None	None
Science & Technology Fund—I Class	None	None
Short-Term Fund	None	None
Short-Term Bond Fund	None	None
Short-Term Bond Fund—Advisor Class	None	None
Short-Term Bond Fund—I Class	None	None
Short-Term Government Fund	None	None
Small-Cap Index Fund	None	None
Small-Cap Index Fund—I Class	None	None
Small-Cap Stock Fund	None	None
Small-Cap Stock Fund—Advisor Class	None	None
Small-Cap Stock Fund—I Class	None	None
Small-Cap Value Fund	None	None
Small-Cap Value Fund—Advisor Class	None	None
Small-Cap Value Fund—I Class	None	None
Spectrum Growth Fund	None	Over $100,000
Spectrum Income Fund	None	None
Spectrum International Fund	None	None
Summit Municipal Income Fund	None	None
Summit Municipal Income Fund—Advisor Class	None	None
Summit Municipal Intermediate Fund	None	None
Summit Municipal Intermediate Fund—Advisor Class	None	None
Summit Municipal Money Market Fund	None	None
Target 2005 Fund	None	None
Target 2005 Fund—Advisor Class	None	None
Target 2005 Fund—I Class	None	None
Target 2010 Fund	None	None
Target 2010 Fund—Advisor Class	None	None
Target 2010 Fund—I Class	None	None
Target 2015 Fund	None	None
Target 2015 Fund—Advisor Class	None	None
Target 2015 Fund—I Class	None	None
Target 2020 Fund	None	None
Target 2020 Fund—Advisor Class	None	None
Target 2020 Fund—I Class	None	None
Target 2025 Fund	None	None
Target 2025 Fund—Advisor Class	None	None
Target 2025 Fund—I Class	None	None
Target 2030 Fund	None	None
Target 2030 Fund—Advisor Class	None	None
Target 2030 Fund—I Class	None	None
Target 2035 Fund	None	None
Target 2035 Fund—Advisor Class	None	None
Target 2035 Fund—I Class	None	None
Target 2040 Fund	None	None
Target 2040 Fund—Advisor Class	None	None
Target 2040 Fund—I Class	None	None
Target 2045 Fund	None	None
Target 2045 Fund—Advisor Class	None	None
Target 2045 Fund—I Class	None	None
Target 2050 Fund	None	None
Target 2050 Fund—Advisor Class	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Target 2050 Fund—I Class	None	None
Target 2055 Fund	None	None
Target 2055 Fund—Advisor Class	None	None
Target 2055 Fund—I Class	None	None
Target 2060 Fund	None	None
Target 2060 Fund—Advisor Class	None	None
Target 2060 Fund—I Class	None	None
Tax-Efficient Equity Fund	None	$50,001–$100,000
Tax-Efficient Equity Fund—I Class	None	None
Tax-Exempt Money Fund	None	None
Tax-Exempt Money Fund—I Class	None	None
Tax-Free High Yield Fund	None	Over $100,000
Tax-Free High Yield Fund—Advisor Class	None	None
Tax-Free High Yield Fund—I Class	None	None
Tax-Free Income Fund	None	None
Tax-Free Income Fund—Advisor Class	None	None
Tax-Free Income Fund—I Class	None	None
Tax-Free Short-Intermediate Fund	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None
Total Equity Market Index Fund	None	None
Total Return Fund	None	None
Total Return Fund—Advisor Class	None	None
Total Return Fund—I Class	None	None
Treasury Reserve Fund	None	None
U.S. Bond Enhanced Index Fund	None	None
U.S. High Yield Fund	None	None
U.S. High Yield Fund—Advisor Class	None	None
U.S. High Yield Fund—I Class	None	None
U.S. Large-Cap Core Fund	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None
U.S. Large-Cap Core Fund—I Class	None	None
U.S. Treasury Intermediate Fund	None	None
U.S. Treasury Intermediate Fund—I Class	None	None
U.S. Treasury Long-Term Fund	None	None
U.S. Treasury Long-Term Fund—I Class	None	None
U.S. Treasury Money Fund	$1–$10,000	Over $100,000
U.S. Treasury Money Fund—I Class	None	None
Ultra Short-Term Bond Fund	None	None
Ultra Short-Term Bond Fund—I Class	None	Over $100,000
Value Fund	None	None
Value Fund—Advisor Class	None	None
Value Fund—I Class	None	None
Virginia Tax-Free Bond Fund	None	None
Virginia Tax-Free Bond Fund—I Class	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth ranges of holdings for each Price Fund’s portfolio manager. Each portfolio manager serves as chairman of the applicable fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. Portfolio managers are encouraged to invest in the funds they manage to align their interests with those of fund shareholders. Exceptions may arise when, for example, tax considerations, jurisdictional constraints or the nature of the fund make the investment inappropriate for the portfolio manager. The column titled “Range of Fund Holdings as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund for which he or she serves as portfolio manager, as of the end of that fund’s most recent fiscal year. The column titled “Range of Holdings in Investment Strategy as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares or units held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include other Price Funds, such as institutional funds, T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Societe d’Investissement a Capital Variable Funds (SICAVs). The range of holdings for all investment portfolios within the investment strategy is provided as of the end of the fund’s most recent fiscal year, regardless of the fiscal years of the other investment portfolios.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Africa & Middle East Fund	Oliver D.M. Bell	None	None
Asia Opportunities Fund	Eric C. Moffett	Over $1,000,000	Over $1,000,000
Balanced Fund	Charles M. Shriver	$100,001-$500,000	$100,001–$500,000
Blue Chip Growth Fund	Larry J. Puglia	Over $1,000,000	Over $1,000,000
Capital Appreciation Fund	David R. Giroux	Over $1,000,000	Over $1,000,000
Capital Opportunity Fund	Ann M. Holcomb Joshua Nelson Jason B. Polun Thomas H. Watson	$100,001–$500,000 (b) None None	Over $1,000,000 (b) $500,001–$1,000,000 $500,001–$1,000,000
Cash Reserves Fund	Joseph K. Lynagh	$1–$10,000	$10,001–$50,000
Communications & Technology Fund	Paul D. Greene II	$500,001–$1,000,000	$500,001–$1,000,000
Corporate Income Fund	Steve Boothe Lauren T. Wagandt	None None	$50,001–$100,000 None
Credit Opportunities Fund	Rodney M. Rayburn	$100,001–$500,000	$500,001–$1,000,000
Diversified Mid-Cap Growth Fund	Donald J. Easley Donald J. Peters	$500,001–$1,000,000 Over $1,000,000	$500,001–$1,000,000 Over $1,000,000
Dividend Growth Fund	Thomas J. Huber	Over $1,000,000	Over $1,000,000
Dynamic Credit Fund	Saurabh Sud (c)	$50,001–$100,000	$50,001–$100,000
Dynamic Global Bond Fund	Arif Husain	None	$100,001–$500,000
Emerging Europe Fund	Ulle Adamson	None	None
Emerging Markets Bond Fund	Michael J. Conelius	$50,001–$100,000	$500,001–$1,000,000
Emerging Markets Corporate Bond Fund	Samy B. Muaddi	$100,001–$500,000	$100,001–$500,000
Emerging Markets Discovery Stock Fund	Ernest C. Yeung	Over $1,000,000	Over $1,000,000
Emerging Markets Local Currency Bond Fund	Andrew J. Keirle	$10,001–$50,000	$100,001–$500,000
Emerging Markets Stock Fund	Gonzalo Pangaro	Over $1,000,000	Over $1,000,000
Equity Income Fund	John D. Linehan	Over $1,000,000	Over $1,000,000
Equity Index 500 Fund	Ken D. Uematsu	$1–$10,000	$50,001–$100,000
European Stock Fund	Dean Tenerelli	None	$500,001–$1,000,000
Extended Equity Market Index Fund	Ken D. Uematsu	$50,001–$100,000	$50,001–$100,000
Financial Services Fund	Gabriel Solomon	$10,001–$50,000	$10,001–$50,000
Floating Rate Fund	Paul M. Massaro	$100,001–$500,000	$100,001–$500,000
Global Allocation Fund	Charles M. Shriver	$500,001–$1,000,000	Over $1,000,000
Global Consumer Fund	Jason Nogueira	Over $1,000,000	Over $1,000,000
Global Growth Stock Fund	R. Scott Berg	Over $1,000,000	Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Global High Income Bond Fund	Michael Della Vedova Mark J. Vaselkiv	None None	None Over $1,000,000
Global Industrials Fund	Peter J. Bates	$500,001–$1,000,000	$500,001–$1,000,000
Global Multi-Sector Bond Fund	Kenneth A Orchard	None	$10,001–$50,000
Global Real Estate Fund	Nina P. Jones	$100,001–$500,000	$100,001–$500,000
Global Stock Fund	David J. Eiswert	Over $1,000,000	Over $1,000,000
Global Technology Fund	Alan Tu	(d)	(d)
GNMA Fund	Keir R. Joyce	(e)	(e)
Government Money Fund	Joseph K. Lynagh	$10,001–$50,000	$50,001–$100,000
Growth & Income Fund	Jeffrey Rottinghaus	None	$500,001–$1,000,000
Growth Stock Fund	Joseph B. Fath	None	Over $1,000,000
Health Sciences Fund	Ziad Bakri	$100,001–$500,000	$100,001–$500,000
High Yield Fund	Rodney M. Rayburn Mark J. Vaselkiv	(f) None	(f) $500,001–$1,000,000
Inflation Protected Bond Fund	Stephen L. Bartolini	$100,001–$500,000	$100,001–$500,000
Institutional Africa & Middle East Fund	Oliver D.M. Bell	None	None
Institutional Cash Reserves Fund	Joseph K. Lynagh	None	$50,001–$100,000
Institutional Core Plus Fund	Brian J. Brennan	$100,001–$500,000	$100,001–$500,000
Institutional Emerging Markets Bond Fund	Michael J. Conelius	$500,001–$1,000,000	$500,001–$1,000,000
Institutional Emerging Markets Equity Fund	Gonzalo Pangaro	None	Over $1,000,000
Institutional Floating Rate Fund	Paul M. Massaro	$50,001–$100,000	$100,001–$500,000
Institutional Frontier Markets Equity Fund	Oliver D.M. Bell	None	None
Institutional Global Focused Growth Equity Fund	David J. Eiswert	Over $1,000,000	Over $1,000,000
Institutional Global Growth Equity Fund	R. Scott Berg	None	Over $1,000,000
Institutional Global Value Equity Fund	Sebastien Mallet	None	$100,001–$500,000
Institutional High Yield Fund	Rodney M. Rayburn Mark J. Vaselkiv	(f) $500,001–$1,000,000	(f) $500,001–$1,000,000
Institutional International Core Equity Fund	Raymond A. Mills	None	Over $1,000,000
Institutional International Disciplined Equity Fund	Federico Santilli	None	$100,001–$500,000
Institutional International Growth Equity Fund	Richard N. Clattenburg	None	$500,001–$1,000,000
Institutional Large-Cap Core Growth Fund	Larry J. Puglia	None	Over $1,000,000
Institutional Large-Cap Growth Fund	Taymour R. Tamaddon	$500,001–$1,000,000	$500,001–$1,000,000
Institutional Large-Cap Value Fund	Mark S. Finn John D. Linehan Heather K. McPherson	$500,001–$1,000,000 $500,001–$1,000,000 Over $1,000,000	$500,001–$1,000,000 Over $1,000,000 Over $1,000,000
Institutional Long Duration Credit Fund	Robert M. Larkins	None	None
Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Institutional Small-Cap Stock Fund	Frank M. Alonso	$500,001–$1,000,000	$500,001–$1,000,000
Institutional U.S. Structured Research Fund	Ann M. Holcomb Joshua Nelson Jason B. Polun Thomas H. Watson	None (b) None None	Over $1,000,000 (b) $500,001–$1,000,000 $500,001–$1,000,000
Intermediate Tax-Free High Yield Fund	James M. Murphy	$50,001–$100,000	$50,001–$100,000
International Bond Fund	Arif Husain Kenneth A. Orchard	None None	None $10,001–$50,000
International Bond Fund (USD Hedged)	Arif Husain Kenneth A. Orchard	None None	None None
International Disciplined Equity Fund	Federico Santilli	None	$100,001–$500,000
International Discovery Fund	Justin Thomson	$500,001–$1,000,000	$500,001–$1,000,000
International Equity Index Fund	Neil Smith	None	None
International Stock Fund	Richard N. Clattenburg	None	$500,001–$1,000,000
International Value Equity Fund	Sebastien Mallet	None	None
Japan Fund	Archibald Ciganer	None	None
Latin America Fund	Verena E. Wachnitz	$100,001–$500,000	$100,001–$500,000
Limited Duration Inflation Focused Bond Fund	Stephen L. Bartolini	$10,001–$50,000	$10,001–$50,000
Mid-Cap Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Mid-Cap Value Fund	David J. Wallack	None	Over $1,000,000
Multi-Strategy Total Return Fund	Richard de los Reyes Stefan Hubrich	$500,001–$1,000,000 $100,001–$500,000	$500,001–$1,000,000 $100,001–$500,000
New America Growth Fund	Justin White	$500,001–$1,000,000	$500,001–$1,000,000
New Asia Fund	Anh Lu	Over $1,000,000	Over $1,000,000
New Era Fund	Shawn T. Driscoll	$100,001–$500,000	$100,001–$500,000
New Horizons Fund	Joshua K. Spencer	(g)	(g)
New Income Fund	Stephen L. Bartolini	$10,001–$50,000	$500,001–$1,000,000
Overseas Stock Fund	Raymond A. Mills	None	Over $1,000,000
Personal Strategy Balanced Fund	Charles M. Shriver	$50,001–$100,000	$100,001–$500,000
Personal Strategy Growth Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Personal Strategy Income Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
QM Global Equity Fund	Sudhir Nanda	$100,001–$500,000	$100,001–$500,000
QM U.S. Small & Mid-Cap Core Equity Fund	Prashant Jeyaganesh Sudhir Nanda	$1–$10,000 $10,001–$50,000	$1–$10,000 $10,001–$50,000
QM U.S. Small-Cap Growth Equity Fund	Sudhir Nanda	$100,001–$500,000	$100,001–$500,000
QM U.S. Value Equity Fund	Farris G. Shuggi	$50,001–$100,000	$50,001–$100,000
Real Assets Fund	Richard A. Coghlan Christopher Faulkner-MacDonagh	None None	None None
Real Estate Fund	Nina P. Jones	$50,001–$100,000	$50,001–$100,000
Science & Technology Fund	Kennard W. Allen	Over $1,000,000	Over $1,000,000
Short-Term Bond Fund	Michael F. Reinartz	None	None
Small-Cap Stock Fund	Frank M. Alonso	None	$500,001-$1,000,000
Small-Cap Value Fund	J. David Wagner	$100,001–$500,000	Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Spectrum Growth Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Spectrum Income Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Spectrum International Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Summit Municipal Income Fund	Konstantine B. Mallas	$100,001–$500,000	$500,001-$1,000,000
Summit Municipal Intermediate Fund	Charles B. Hill	$500,001-$1,000,000	$500,001-$1,000,000
Summit Municipal Money Market Fund	Joseph K. Lynagh	None	$1–$10,000
Tax-Efficient Equity Fund	Donald J. Peters	Over $1,000,000	Over $1,000,000
Tax-Exempt Money Fund	Joseph K. Lynagh	$1–$10,000	$1–$10,000
Tax-Free High Yield Fund	James M. Murphy	$100,001–$500,000	$100,001–$500,000
Tax-Free Income Fund	Konstantine B. Mallas	$100,001–$500,000	$100,001–$500,000
Tax-Free Short-Intermediate Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Total Equity Market Index Fund	Ken D. Uematsu	$1–$10,000	$1–$10,000
Total Return Fund	Christopher P. Brown, Jr.	$100,001–$500,000	$100,001–$500,000
U.S. Bond Enhanced Index Fund	Robert M. Larkins	None	$10,001–$50,000
U.S. High Yield Fund	Kevin Loome	None	None
U.S. Large-Cap Core Fund	Jeffrey Rottinghaus	Over $1,000,000	Over $1,000,000
U.S. Treasury Intermediate Fund	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Long-Term Fund	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Money Fund	Joseph K. Lynagh	$10,001–$50,000	$50,001–$100,000
Ultra Short-Term Bond Fund	Joseph K. Lynagh	$500,001–$1,000,000	$500,001–$1,000,000
Value Fund	Mark S. Finn	Over $1,000,000	Over $1,000,000

(a) See table beginning on page 14 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 14.

(b) Effective May 1, 2019, Joshua Nelson became co-portfolio manager of the fund; therefore the range of holdings is not yet available.

(c) The fund incepted on January 10, 2019; therefore the range of holdings is as of February 28, 2019.

(d) Effective March 31, 2019, Alan Tu replaced Joshua K. Spencer as portfolio manager of the fund; therefore the range of holdings is not yet available.

(e) Effective January 1, 2019, Keir R. Joyce replaced Andrew C. McCormick as portfolio manager of the fund; therefore the range of holdings is not yet available.

(f) Effective January 14, 2019, Rodney M. Rayburn joined Mark J. Vaselkiv as a co-portfolio manager of the fund; therefore the range of holdings is not yet available.

(g) Effective March 31, 2019, Joshua K. Spencer replaced Henry M. Ellenbogen as portfolio manager of the fund; therefore the range of holdings is not yet available.

The following funds are generally designed to be sold to persons residing in the state referenced in the fund’s name. Since the portfolio managers reside in Maryland, they do not typically invest in funds designed to provide tax benefits for residents of other states.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
California Tax-Free Bond Fund	Konstantine B. Mallas	None	$100,001–$500,000
California Tax-Free Money Fund	Joseph K. Lynagh	None	$1–$10,000
Georgia Tax-Free Bond Fund	Hugh D. McGuirk	None	$500,001–$1,00,000
Maryland Short-Term Tax-Free Bond Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Maryland Tax-Free Bond Fund	Hugh D. McGuirk	$500,001–$1,000,000	$500,001–$1,000,000
Maryland Tax-Free Money Fund	Joseph K. Lynagh	$1–$10,000	$1–$10,000
New Jersey Tax-Free Bond Fund	Konstantine B. Mallas	None	$100,001–$500,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
New York Tax-Free Bond Fund	Konstantine B. Mallas	None	$100,001–$500,000
New York Tax-Free Money Fund	Joseph K. Lynagh	None	$1–$10,000
Virginia Tax-Free Bond Fund	Hugh D. McGuirk	None	$500,001–$1,000,000

(a) See table beginning on page 14 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 14.

The following Target Date Funds are designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement 2005 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2010 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2015 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2025 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2030 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2035 Fund	Jerome A. Clark Wyatt A. Lee	None $50,001–$100,000	Over $1,000,000 Over $1,000,000
Retirement 2040 Fund	Jerome A. Clark Wyatt A. Lee	None $100,001–$500,000	Over $1,000,000 Over $1,000,000
Retirement 2045 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2050 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2055 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2060 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement Balanced Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2005 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2010 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2015 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2020 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2025 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2030 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2035 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2040 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2045 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2050 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement I 2055 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2060 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement Balanced I Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement Income 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Target 2005 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2010 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2015 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2025 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2030 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2035 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2040 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2045 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2050 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2055 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2060 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None

(a) See table beginning on page 14 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 14.

The following funds are not available for direct purchase by members of the public. Therefore, the portfolio manager is not permitted to invest directly in the fund.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Emerging Markets Corporate Multi-Sector Account Portfolio	Samy B. Muaddi	None	$100,001–$500,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew J. Keirle	None	$100,001–$500,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	$100,001–$500,000
Government Reserve Fund	Joseph K. Lynagh	None	$50,001–$100,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	None	$500,001–$1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	Steve Boothe	None	None
Mid-Cap Index Fund	Ken D. Uematsu	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	Keir R. Joyce	(b)	(b)
Short-Term Fund	Joseph K. Lynagh	None	None
Short-Term Government Fund	Joseph K. Lynagh	(c)	None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Small-Cap Index Fund	Ken D. Uematsu	None	None
Treasury Reserve Fund	Joseph K. Lynagh	None	None

(a) See table beginning on page 14 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 14.

(b) Effective January 1, 2019, Keir R. Joyce replaced Andrew C. McCormick as portfolio manager of the fund; therefore the range of fund holdings is not yet available.

(c) The fund has not incepted; therefore the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all co-portfolio managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ulle Adamson	1	$150,412,722	1	$7,467,882	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kennard W. Allen	4	5,658,491,913	1	6,020,009	0	—
Frank M. Alonso	5	13,122,859,496	2	1,836,558,054	2	$456,902,672
Ziad Bakri	6	14,429,328,399	0	—	1	104,009,391
Stephen L. Bartolini	12	48,835,963,225	4	9,694,111,517	6	590,605,970
Peter J. Bates	1	19,419,419	0	—	0	—
Oliver D.M. Bell	3	337,173,399	2	308,371,879	0	—
R. Scott Berg	2	823,638,216	14	4,017,041,226	5	1,394,513,989
Brian W.H. Berghuis	10	49,275,986,342	1	2,578,174,637	6	1,746,410,578
Steven E. Boothe	4	1,063,569,581	4	1,034,817,709	5	3,171,658,460
Brian J. Brennan	4	6,599,745,312	7	5,661,802,881	2	962,091,166
Christopher P. Brown, Jr.	1	40,875,181	0	—	1	566,090,793
Archibald Ciganer	1	756,108,317	6	934,458,339	1	390,472,323
Jerome A. Clark	106	179,636,674,424	46	84,380,105,126	0	—
Richard N. Clattenburg	6	14,362,339,671	2	4,523,421,335	0	—
Richard A. Coghlan	1	2,760,613,032	1	1,279,074,292	0	—
Michael J. Conelius	3	6,571,304,703	7	3,218,320,387	1	14,898
Richard de los Reyes	1	67,614,452	0	—	0	—
Michael Della Vedova	1	97,051,733	6	3,128,051,922	1	10,291,436
Shawn T. Driscoll	3	6,355,861,049	4	1,508,051,687	2	211,003,919
Donald J. Easley	5	2,935,206,593	0	—	3	80,130,387
David J. Eiswert	2	1,200,045,204	16	3,606,084,462	8	4,521,221,893
Joseph B. Fath	12	70,051,190,198	3	9,641,964,374	8	2,494,282,649
Christopher Faulkner-MacDonagh	1	2,760,613,032	1	1,279,074,292	0	—
Mark S. Finn	10	36,947,479,366	12	16,711,492,708	27	5,206,057,018
David R. Giroux	7	45,257,516,388	1	405,902,788	0	—
Paul D. Greene II	2	5,220,577,932	0	—	0	—
Charles B. Hill	3	7,601,754,342	2	270,848,663	9	1,792,517,720
Ann M. Holcomb	3	6,259,078,442	6	3,928,359,528	23	10,903,440,915
Thomas J. Huber	2	9,581,925,061	0	—	4	201,950,851
Stefan Hubrich	1	67,614,452	0	—	0	—
Arif Husain	7	13,871,116,163	21	10,271,547,066	3	750,789,300
Prashant G. Jeyaganesh	2	134,586,477	0	—	0	—
Nina P. Jones	2	4,305,162,267	1	42,386,775	0	—
Keir R. Joyce	—	—	—	—	—	—
Andrew J. Keirle	2	595,285,361	1	74,090,254	1	162,491,263
Robert M. Larkins	2	1,138,186,328	3	1,509,298,330	11	1,820,758,513
Wyatt A. Lee	59	168,842,319,402	47	82,787,440,408	0	—
John D. Linehan	17	36,000,683,307	13	11,297,399,028	30	5,634,350,043
Kevin Loome	3	537,122,903	3	157,947,145	0	—
Anh Lu	1	2,493,404,411	4	1,329,668,316	0	—
Joseph K. Lynagh	15	37,127,220,835	3	4,761,921,505	3	1,799,214,874
Konstantine B. Mallas	5	5,833,837,653	0	—	6	77,866,029
Sebastien Mallet	3	11,703,218,543	4	4,494,754,933	0	—
Paul M. Massaro	3	7,815,701,010	3	776,266,439	13	6,009,428,868
Hugh D. McGuirk	3	3,864,469,824	0	—	9	743,419,866

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Heather K. McPherson	6	10,529,690,326	8	1,900,097,002	23	4,151,314,642
Raymond A. Mills	6	16,150,729,893	1	4,796,177,047	4	1,539,223,354
Eric C. Moffett	1	90,372,702	2	4,980,638	0	—
Samy B. Muaddi	2	76,643,344	5	342,878,323	0	—
James M. Murphy	3	6,015,584,663	0	—	0	—
Sudhir Nanda	5	8,527,555,621	6	446,921,259	2	115,171,371
Joshua Nelson (a)	—	—	—	—	—	—
Jason Nogueira	1	15,609,094	0	—	0	—
Kenneth A. Orchard	4	6,378,486,673	2	428,973,151	1	228,080,811
Gonzalo Pangaro	4	12,093,389,188	7	6,804,473,613	3	2,009,754,828
Donald J. Peters	6	3,277,501,208	1	6,063,024	12	2,023,811,056
Jason B. Polun	5	6,331,859,618	6	9,094,599,988	23	10,903,440,915
Larry J. Puglia	9	65,700,226,119	20	13,108,344,936	17	5,016,031,358
Rodney M. Rayburn	2	69,047,954	1	26,739,288	0	—
Michael F. Reinartz	8	9,530,718,515	2	7,903,217,216	6	1,426,516,417
Jeffrey Rottinghaus	2	2,216,387,214	7	2,674,934,104	1	1,940,528
Federico Santilli	2	428,726,337	1	2,255,315	0	—
Charles M. Shriver	30	38,607,073,491	19	4,673,822,145	6	1,514,929,147
Farris G. Shuggi	1	18,713,610	0	—	0	—
Neil Smith	1	554,530,589	2	693,050,419	0	—
Gabriel Solomon	1	704,484,432	0	—	0	—
Joshua K. Spencer	2	4,768,551,470	5	3,849,586,149	4	1,792,309,378
Saurabh Sud(b)	1	25,188,636	0	—	0	—
Taymour R. Tamaddon	7	22,886,807,337	13	4,018,186,935	46	11,331,756,882
Dean Tenerelli	1	976,129,754	5	794,585,038	2	66,008,422
Justin Thomson	1	7,733,366,538	2	854,517,158	5	412,582,635
Alan Tu(c)	—	—	—	—	—	—
Ken D. Uematsu	6	27,306,363,548	4	9,481,827,418	0	—
Mark J. Vaselkiv	5	8,039,280,720	5	2,482,670,289	0	—
Verena E. Wachnitz	1	554,441,319	1	7,495,986	0	—
Lauren T. Wagandt	2	934,730,106	2	213,292,317	4	3,158,614,181
J. David Wagner	7	9,584,403,865	1	1,779,874,568	2	174,679,183
David J. Wallack	5	13,617,112,707	1	2,504,652,727	1	21,207,159
Thomas H. Watson	5	6,331,859,618	6	9,094,599,988	23	10,903,440,915
Justin White	2	4,577,853,894	0	—	0	—
Ernest C. Yeung	1	42,863,620	1	6,162,871	0	—

(a) The individual assumed portfolio management responsibilities of a mutual fund on May 1, 2019. The information on other managed accounts is not yet available.

(b) The individual assumed portfolio management responsibilities of a mutual fund on January 10, 2019. The information on other managed accounts is as of January 31, 2019.

(c) The individual assumed portfolio management responsibilities of a mutual fund on March 31, 2019. The information on other managed accounts is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information about our brokerage and trade allocation policies.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2019, none of the independent directors or their immediate family members owned beneficially or of record any securities of T. Rowe Price (the Price Funds’ investment adviser), Investment Services (the Price Funds’ distributor), or any person controlling, controlled by, or under common control with T. Rowe Price or Investment Services.

As of March 31, 2019, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except as shown in the following table.

Fund	%
Asia Opportunities Fund	2.9
Emerging Markets Discovery Stock Fund	1.7
Global Consumer Fund	6.8
Global Industrials Fund	5.3
Institutional Global Focused Growth Equity Fund	4.5
Institutional Global Value Equity Fund	4.9
Intermediate Tax-Free High Yield Fund	3.4
Maryland Short-Term Tax-Free Bond Fund	3.7
QM Global Equity Fund	1.4
Tax-Efficient Equity Fund	1.2

As of March 31, 2019, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES	18.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	6.22
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
AFRICA & MIDDLE EAST FUND—I CLASS	CHARLES A MORRIS	31.92(a)
	ELISE D MORRIS JT TEN T O D

	TRUSTEES OF T ROWE PRICE	65.74(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-0001
ASIA OPPORTUNITIES FUND	NATIONAL FINANCIAL SERVICES	16.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	17.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.12
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

	T ROWE PRICE ASSOCIATES	71.02(c)
	ATTN FINANCIAL REPORTING DEPT
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
ASIA OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC	6.32
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	ERIC C MOFFETT	5.01
	MIRI C MOFFETT JT TEN

	NORTHERN TR CUST FBO LWOOD INTL EQU	66.77(a)
	PO BOX 92956
	CHICAGO IL 60675-2956

	TRUSTEES OF T ROWE PRICE	8.82
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	7.29
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
BALANCED FUND	NATIONAL FINANCIAL SERVICES	7.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	24.10
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
BALANCED FUND—I CLASS	NATIONAL FINANCIAL SERVICES	7.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL
	JERSEY CITY NJ 07310-2010

	T ROWE PRICE RPS INC	7.13
	OMNIBUS ACCOUNT
	TRP BALANCED - I

	THE NORTHERN TRUST CO AS TRUSTEE	13.95
	FBO KOHLS-DV
	PO BOX 92994
	CHICAGO IL 60675-2994

	UBATCO & CO	12.26
	FBO COLLEGE SAVINGS GROUP
	PO BOX 82535
	LINCOLN NE 68501-2535

	UBATCO & CO FBO ACES TRUST FUND	11.84
	6811 S 27TH ST
	LINCOLN NE 68512-4823
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	7.53
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	13.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RET PLAN SVCS TR	5.81
	BLUE CHIP GROWTH FUND
	ATTN ASSET RECONCILATIONS
	PO BOX 17215
	BALTIMORE MD 21297-1215

	WELLS FARGO CLEARING SERVICES LLC	10.23
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.22
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	6.66
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	MAC & CO	9.21
	ATTN: MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BLUE CHIP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	8.87
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	10.71
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	NATIONAL FINANCIAL SERVICES	24.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BLUE CHIP GROWTH FUND—R CLASS	DCGT AS TTEE AND/OR CUST	8.84
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE LIFE INSURANCE COMPANY	5.16
	C/O IPO PORTFOLIO ACCOUNTING
	DCVA
	PO BOX 182029
	COLUMBUS OH 43218-2029

	SAMMONS FINANCIAL NETWORK LLC	12.38
	4546 CORPORATE DR STE 100
	WEST DES MOINES IA 50266-5911

	STATE STREET BANK AND TRUST AS	17.41
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
	1 LINCOLN ST
	BOSTON MA 02111-2901

FUND	SHAREHOLDER	%
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	7.72
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	6.13
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	26.85(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CALIFORNIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	5.84
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	DON B NORRIS	5.92
	KAREN R NORRIS JT TEN

	DOUGLAS S FOREMAN T O D	5.86

	S KENNETH LEECH	8.52
	EILEEN STUECK LEECH JT TEN
CALIFORNIA TAX-FREE MONEY FUND—I CLASS	MARK A WALSH T O D	64.72(a)

	RICHARD N MENDOZA	18.93
	VALERIE MENDOZA TRS
	MENDOZA FAMILY TRUST

	THOMAS ABRAHAM	13.54
	SUJU ABRAHAM JT TEN

FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	9.48
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	5.57
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	NATIONAL FINANCIAL SERVICES	11.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.56

	TD AMERITRADE INC FBO	6.00
	OUR CUSTOMERS
CAPITAL APPRECIATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	20.11
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	20.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A	14.94
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001
CAPITAL APPRECIATION FUND—I CLASS	CHARLES SCHWAB & CO INC	21.48
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	27.08(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	10.60
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND	CHARLES SCHWAB & CO INC	6.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	22.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.31
CAPITAL OPPORTUNITY FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	6.17
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392-0001

	FIIOC AS AGENT FBO	12.35
	SHEPHERD ELECTRIC COMPANY INC
	401K AND PROFIT SHARING PLAN

	HARTFORD LIFE INSURANCE CO	56.81(a)
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999
CAPITAL OPPORTUNITY FUND—I CLASS	CHARLES SCHWAB & CO INC	7.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	COMFORT & CO	6.73
	FBO OLD POINT FINANCIAL 401(K) PSP
	11780 JEFFERSON AVE STE D
	NEWPORT NEWS VA 23606-1926

	NATIONWIDE TRUST COMPANY FSB	48.10(a)
	C/O IPO PORTFOLIO ACCOUNTING
	FBO PARTICIPATING RETIREMENT PLANS
	NTC-PLNS

FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE F	10.75
	JEFF WYLER AUTO FAMILY INC RSP 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	CAPITAL BANK & TRUST COMPANY TTEE F	15.24
	MACHINERY SYSTEMS INC EMPLOYEES PSP

	CAPITAL BANK & TRUST COMPANY TTEE F	10.53
	PACKAGING PERSONIFIED INC 401K PLAN

	DCGT AS TTEE AND/OR CUST	8.69
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	FIIOC AS AGENT FBO	8.58
	HOLZ RUBBER COMPANY INC
	RETIREMENT SAVINGS PLAN
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987
COMMUNICATIONS & TECHNOLOGY FUND	NATIONAL FINANCIAL SERVICES	6.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.37
COMMUNICATIONS & TECHNOLOGY FUND—I CLASS	NAN SHAN LIFE INSURANCE CO., LTD.	8.50
	NO. 168, ZHUANG JING ROAD, TAIPEI
	CITY TAIWAN 11049

	NATIONAL FINANCIAL SERVICES	8.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	19.54
	OMNIBUS ACCOUNT
	TRP MEDIA & TELECOMMUNICATION - I

	TRUSTEES OF T ROWE PRICE	17.80
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	43.62(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
CORPORATE INCOME FUND—I CLASS	CHARLES A MORRIS	5.45
	ELISE D MORRIS JT TEN T O D

	PERSHING LLC	21.93

	ROBERT W SMITH	7.05
	TERESA O SMITH

	TRUSTEES OF T ROWE PRICE	15.83
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO BANK NA FBO	35.72(a)
	OMNIBUS CASH CASH
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533
CREDIT OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES	26.45(c)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	6.50
	OUR CUSTOMERS
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	98.44(c)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—I CLASS	BOWMAN & CO	10.36
	C/O T ROWE PRICE ASSOC
	ATTN: HIGH YIELD FUND
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	T ROWE PRICE ASSOCIATES	82.78(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	6.86
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
DIVERSIFIED MID-CAP GROWTH FUND	NATIONAL FINANCIAL SERVICES	7.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.46

FUND	SHAREHOLDER	%
DIVERSIFIED MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	8.15
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	29.46(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.89

	TD AMERITRADE TRUST COMPANY	5.33
	ATTN HOUSE
	P O BOX 17748
	DENVER CO 80217-0748

	TRUSTEES OF T ROWE PRICE	22.54
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
DIVIDEND GROWTH FUND	CHARLES SCHWAB & CO INC	6.37
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	7.88
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	7.20
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	17.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.52
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	7.13
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY AS TTEE FBO	7.68
	VISTA 401(K) RETIREMENT PLAN

	NATIONAL FINANCIAL SERVICES	49.94(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
DIVIDEND GROWTH FUND—I CLASS	EDWARD D JONES & CO	32.94(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	37.83(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DYNAMIC CREDIT FUND	T ROWE PRICE ASSOCIATES	96.68(c)
	ATTN FINANCIAL REPORTING DEPT
DYNAMIC CREDIT FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
DYNAMIC GLOBAL BOND FUND	RETIREMENT PORTFOLIO 2010	5.59
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	6.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	19.99
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	15.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	7.93
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	8.21
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—ADVISOR CLASS	LPL FINANCIAL	19.35
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	PERSHING LLC	13.37

	T ROWE PRICE ASSOCIATES	62.59(c)
	ATTN FINANCIAL REPORTING DEPT
DYNAMIC GLOBAL BOND FUND—I CLASS	LADYBIRD & CO	14.37
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBUG & CO	7.52
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	RETIREMENT I 2020 FUND	12.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	10.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	11.43
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	5.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES LLC	6.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	6.57
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING EUROPE FUND—I CLASS	LEWIS M FRIDLAND	17.47
	GARY L SALING TRS
	TRUST FOR REHABILITATION &
	NURTURING YOUTH & FAMILIES INC
	PO BOX 1608
	TARPON SPRINGS FL 34688-1608

	TRUSTEES OF T ROWE PRICE	77.93(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS BOND FUND	RETIREMENT PORTFOLIO 2015	6.55
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.67
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.70
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.04
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	11.76
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS BOND FUND—ADVISOR CLASS	MATRIX TRUST COMPANY CUST FBO	7.01
	MODERN FOUNDATIONS, INC 401(K) PSP

	PERSHING LLC	89.73(a)

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	8.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	5.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	RETIREMENT I 2015 FUND	5.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	16.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	13.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	13.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	6.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	LPL FINANCIAL	5.44
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	T ROWE PRICE ASSOCIATES	40.94(c)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES SCHWAB & CO INC	6.52
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	83.81(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES A MORRIS	10.57
I CLASS	ELISE D MORRIS JT TEN T O D

	CHARLES SCHWAB & CO INC	73.57(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	TD AMERITRADE INC FBO	5.74
	OUR CUSTOMERS
EMERGING MARKETS CORPORATE MULTI-SECTOR	BALTIMORE EQUITABLE SOCIETY	7.44
ACCOUNT PORTFOLIO	ATTN MARY HARLEE
	100 N CHARLES ST STE 640
	BALTIMORE MD 21201-3808

	GENERAL DYNAMICS CORP 401K	37.80(a)
	PLAN MASTER TRUST CP
	2941 FAIRVIEW PARK DR STE 100
	FALLS CHURCH VA 22042-4541

	ILLINOIS STUDENT ASSISTANCE	13.50
	COMMISSION
	ATTN: ROGER ROJAS
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	T ROWE PRICE ASSOCIATES	27.80(c)
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	13.47
	ATTN: GREG ZICK
	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993
EMERGING MARKETS DISCOVERY STOCK FUND	CHARLES SCHWAB & CO INC	6.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	SPECTRUM INTERNATIONAL FUND	29.52(d)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE ASSOCIATES	9.43
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	6.45
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
EMERGING MARKETS DISCOVERY STOCK FUND—	CHARLES SCHWAB & CO INC	7.23
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	PERSHING LLC	5.99

	T ROWE PRICE ASSOCIATES	83.36(c)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS DISCOVERY STOCK FUND—	ERNEST YEUNG	19.20
I CLASS	21F JARDINE HOUSE CENTRAL
	HONG KONG

	NATIONAL FINANCIAL SERVICES	28.62(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	15.77
	CUST FOR THE IRA OF
	JAMES D HARLAN

	TD AMERITRADE INC FBO	7.76
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	22.17
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND	PERSHING LLC	5.88

	SPECTRUM INCOME FUND	81.74(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	20.54
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	71.43(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	31.06(a)
I CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DAVID R HOUCHIN	6.47
	MARGARET J HOUCHIN JT TEN

	NATIONAL FINANCIAL SERVICES	19.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	17.11
	OUR CUSTOMERS

	THE NORTHWESTERN MUTUAL LIFE	5.31
	INSURANCE COMPANY
	720 E WISCONSIN AVE
	MILWAUKEE WI 53202-4703

	THE NORTHWESTERN MUTUAL LIFE	5.30
	INSURANCE COMPANY FOR ITS GROUP
	ANNUITY SEPARATE ACCOUNT

	TRUSTEES OF T ROWE PRICE	5.19
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT	T ROWE PRICE ASSOCIATES	93.67(c)
PORTFOLIO	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	14.91
	CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.22
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.83
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.21
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	10.08
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS STOCK FUND—I CLASS	MLPF&S FOR THE SOLE BENEFIT OF	5.45
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	29.53(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	6.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	6.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EQUITY INCOME FUND	NATIONAL FINANCIAL SERVICES	7.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	5.23
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	6.62
	ATTN: TRPS INST CONTROL DEPT
	P O BOX 17215
	BALTIMORE MD 21297-1215
EQUITY INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	57.43(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—I CLASS	EDWARD D JONES & CO	47.72(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	18.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	7.04
	OMNIBUS ACCOUNT
	TRP EQUITY INCOME - I

	TD AMERITRADE INC FBO	6.97
	OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	9.00
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS

	AMERICAN UNITED LIFE	16.44
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	5.84
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HARTFORD LIFE INSURANCE CO	13.25
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	NATIONWIDE TRUST CO FSB	6.46
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND	RETIREMENT PORTFOLIO 2040	5.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	13.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EQUITY INDEX 500 FUND—I CLASS	RETIREMENT I 2020 FUND	17.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	14.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	15.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	7.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	6.09
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	25.88(d)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EUROPEAN STOCK FUND —I CLASS	CHARLES SCHWAB & CO INC	17.28
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	15.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	S KENNETH LEECH	25.35(a)
	EILEEN STUECK LEECH JT TEN

	TRUSTEES OF T ROWE PRICE	23.16
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EXTENDED EQUITY MARKET INDEX FUND	TD AMERITRADE INC FBO	6.26
	OUR CUSTOMERS
FINANCIAL SERVICES FUND	CHARLES SCHWAB & CO INC	5.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	9.75

	T ROWE PRICE SERVICES INC FBO	6.22
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME

FUND	SHAREHOLDER	%
FINANCIAL SERVICES FUND—I CLASS	CHARLES SCHWAB & CO INC	7.80
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE RPS INC	40.79(b)
	OMNIBUS ACCOUNT
	TRP FINANCIAL SERVICES -I

	TRUSTEES OF T ROWE PRICE	33.05(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
FLOATING RATE FUND	NATIONAL FINANCIAL SERVICES	5.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2020	9.88
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.41
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	18.05
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FLOATING RATE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	68.63(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	12.67

	TD AMERITRADE INC FBO	6.30
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
FLOATING RATE FUND—I CLASS	RETIREMENT I 2020 FUND	14.46
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	11.88
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	11.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	5.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	5.97
	OUR CUSTOMERS
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE SOCIETY	10.11
	ATTN MARY HARLEE

	GENERAL DYNAMICS CORP 401K	18.66
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	7.09
	COMMISSION
	ATTN: ROGER ROJAS

	T ROWE PRICE ASSOCIATES	45.10(c)
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	19.05
	ATTN: GREG ZICK
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	14.18
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	22.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GEORGIA TAX-FREE BOND FUND—I CLASS	SEI PRIVATE TRUST COMPANY	67.38(a)
	ATTN MUTUAL FUNDS
	ONE FREEDOM VALLEY DRIVE
	OAKS PA 19456-9989

	SEI PRIVATE TRUST COMPANY	6.22
	ATTN MUTUAL FUNDS

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND	MORGAN STANLEY SMITH BARNEY LLC	7.10
	FOR THE EXCL BENEFIT OF ITS CUST
	1 NEW YORK PLZ FL 12
	NEW YORK NY 10004-1965

	NATIONAL FINANCIAL SERVICES	10.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.12

	RAYMOND JAMES	10.17
	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
	880 CARILLON PKWY
	ST PETERSBURG FL 33716-1100

	T ROWE PRICE ASSOCIATES	32.38(c)
	ATTN FINANCIAL REPORTING DEPT

	UBS WM USA	5.45
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	11.87
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	40.38(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LPL FINANCIAL	18.17
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	9.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.13

	TD AMERITRADE INC FBO	9.50
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC	19.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	11.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.53

	TD AMERITRADE INC FBO	12.09
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	13.51
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL CONSUMER FUND	NATIONAL FINANCIAL SERVICES	13.06
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	47.12(c)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND	NATIONAL FINANCIAL SERVICES	5.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL GROWTH STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	16.02
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MARK SMITH & GREGG DEVILBISS TTEE F	30.14(a)
	KENTNER SELLERS LLP PSP
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES	15.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	18.27

	RAYMOND JAMES	11.40
	OMNIBUS FOR MUTUAL FUNDS

FUND	SHAREHOLDER	%
GLOBAL GROWTH STOCK FUND—I CLASS	CTC FBO	32.35(a)
	TEXAS TUITION PROMISE FUND 529
	17605 WRIGHT STREET SUITE #3
	OMAHA NE 68130-2033

	MAC & CO	20.05
	ATTN MUTUAL FUND OPS
	500 GRANT STREET ROOM 151-1010
	PITTSBURGH PA 15219-2502

	MAC & CO	20.54
	ATTN MUTUAL FUND OPS

	MAC & CO	8.14
	ATTN MUTUAL FUND OPS

	NATIONAL MERIT SCHOLARSHIP	9.42
	CORPORATION
	1560 SHERMAN AVENUE STE 200
	EVANSTON IL 60201-4897
GLOBAL HIGH INCOME BOND FUND	NATIONAL FINANCIAL SERVICES	13.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	11.76
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	32.38(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	24.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.70

	TD AMERITRADE INC FBO	27.38(a)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL HIGH INCOME BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	51.21(a)
	ATTN MUTUAL FUNDS

	SEI PRIVATE TRUST CO	32.45(a)
	C/O MELLON BANK
	ATTN MUTUAL FUNDS ADMIN

	TRUSTEES OF T ROWE PRICE	5.68
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND	T ROWE PRICE ASSOCIATES	41.12(c)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND—I CLASS	T ROWE PRICE ASSOCIATES	19.41
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	80.59(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC	13.26
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	6.02
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC	5.20
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	13.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	7.10
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND—	CHARLES SCHWAB & CO INC	5.06
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	5.08
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	59.83(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.63

	TD AMERITRADE INC FBO	6.89
	OUR CUSTOMERS
GLOBAL MULTI-SECTOR BOND FUND—I CLASS	AMERICAN TRUST CENTER	5.04
	401 N 4TH ST SUITE 301
	BISMARCK ND 58501-4023

	CHARLES SCHWAB & CO INC	33.52(a)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	15.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	8.72
	C/O HEARTLAND

	TD AMERITRADE INC FBO	5.49
	OUR CUSTOMERS
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	5.12
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	7.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	11.40
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.60
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST LIFE & ANNUITY	9.46
	FBO FUTURE FUNDS II

	GREAT-WEST TRUST COMPANY LLC FBO	29.94(a)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	20.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC	10.64
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN B CARTER	6.47

	NATIONAL FINANCIAL SERVICES LLC	59.05(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	6.15

	TRUSTEES OF T ROWE PRICE	15.31
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL STOCK FUND	CHARLES SCHWAB & CO INC	6.31
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	11.13

	WELLS FARGO CLEARING SERVICES LLC	5.03
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	6.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A	77.40(a)
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS
GLOBAL STOCK FUND—I CLASS	JPMORGAN CHASE BANK NA AS CUSTODIAN	13.61
	FBO E&Y PARTNERSHIP DEFINED BENEFIT
	4 CHASE METROTECH CENTER, 6TH FLR
	BROOKLYN NY 11245-0003

	JPMORGAN CHASE BANK NA AS CUSTODIAN	13.42
	JPM AS DIRECTED TRUSTEE FOR ERNST&Y

	JPMORGAN CHASE BANK NA AS CUSTODIAN	12.46
	JPMORGAN AS DIRECTED TRUSTEE THE ER

	JPMORGAN CHASE BANK NA AS CUSTODIAN	10.13
	JPMORGAN CHASE BANK, N. A. AS CUSTO

	NATIONAL FINANCIAL SERVICES LLC	13.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	6.57
	OUR CUSTOMERS
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC	5.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	5.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MLPF&S FOR THE SOLE BENEFIT OF	5.11
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.89
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.42

FUND	SHAREHOLDER	%
GLOBAL TECHNOLOGY FUND—I CLASS	CHARLES SCHWAB & CO INC	17.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	23.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RELIANCE TRUST COMPANY FBO	5.81
	MASSMUTUAL REGISTERED PRODUCT
	PO BOX 28004
	ATLANTA GA 30358-0004

	TRUSTEES OF T ROWE PRICE	9.46
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GNMA FUND	SPECTRUM INCOME FUND	45.23(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
GNMA FUND—I CLASS	CHARLES SCHWAB & CO INC	10.79
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	FAYE L ZABARSKY TR	18.90
	FAYE L ZABARSKY 2017 REV TRUST

	HOWARD M BOEHM	16.80
	ESTHER BOEHM JT TEN

	RICHARD ILLGEN	8.29
	IRENE ROSENFELD ILLGEN JT TEN

	T ROWE PRICE TRUST CO	6.13
	CUST FOR THE IRA OF
	LARRY P SCRIGGINS

	T ROWE PRICE TRUST CO	9.23
	CUST FOR THE ROTH IRA OF
	THOMAS GONG WONG

	TRUSTEES OF T ROWE PRICE	10.68
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GOVERNMENT RESERVE FUND	COVEWATER & CO	6.36
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP VALUE FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	EYE & CO	5.32
	C/O T ROWE PRICE ASSOC
	ATTN GROWTH STOCK FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	SEAMILE & CO	16.45
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND
GROWTH & INCOME FUND	T ROWE PRICE TRUST CO INC	6.01
	ATTN: TRPS INST CONTROL DEPT
GROWTH & INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC	6.35
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GARY M JACOBS	6.72
	JANET L JACOBS JT TEN
	C/O J2 PARTNERS LLC
	2595 CANYON BLVD STE 420
	BOULDER CO 80302-6737

	T ROWE PRICE TRUST CO	6.32
	CUST FOR THE IRA OF
	JERRY J WEYGANDT

FUND	SHAREHOLDER	%
GROWTH STOCK FUND	NATIONAL FINANCIAL SERVICES	6.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	7.76
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.83
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	6.25
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	21.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE LIFE INSURANCE CO	11.02
	DCVA
	C/O IPO PORTFOLIO ACCOUNTING

	VANTAGETRUST - UNITIZED	21.35
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239
GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	8.93
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	NATIONAL FINANCIAL SERVICES LLC	11.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.43
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	HARTFORD LIFE INSURANCE CO	8.03
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	STATE STREET BANK AND TRUST AS	17.26
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	7.42
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	UMB BANK N/A	6.12
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS

	UMB BANK NA SFR	8.28
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS GROUP
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001
HEALTH SCIENCES FUND	JOHN HANCOCK LIFE	6.03
	INSURANCE CO USA
	RPS TRADING OPS ST-4
	601 CONGRESS STREET
	BOSTON MA 02210-2804

	NATIONAL FINANCIAL SERVICES	7.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
HEALTH SCIENCES FUND—I CLASS	CHARLES SCHWAB & CO INC	9.81
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	16.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.91
	OMNIBUS ACCOUNT
	TRP HEALTH SCIENCES - I

	TRUSTEES OF T ROWE PRICE	11.20
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
HIGH YIELD FUND	RETIREMENT PORTFOLIO 2020	8.07
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.96
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	5.50
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	17.25
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	91.49(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	54.28(a)
	FOR THE BENEFIT OF CUSTOMERS

	RETIREMENT I 2020 FUND	5.89
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO	GENERAL DYNAMICS CORP 401K	16.22
	PLAN MASTER TRUST CP

	T ROWE PRICE ASSOCIATES	77.23(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INFLATION PROTECTED BOND FUND	SPECTRUM INCOME FUND	14.38
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	6.16
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND, #147

	TD AMERITRADE INC FBO	6.50
	OUR CUSTOMERS
INFLATION PROTECTED BOND FUND—I CLASS	BREAD & CO	26.73(d)
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	CHARLES SCHWAB & CO INC	5.01
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO	5.88
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	NATIONAL FINANCIAL SERVICES	5.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	6.81
	OMNIBUS ACCOUNT
	TRP INFLATION PROTECTED BOND-I

	TRUSTEES OF T ROWE PRICE	8.99
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES LLC	87.05(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	11.79
	JOHN E FETZER INSTITUTE

FUND	SHAREHOLDER	%
INSTITUTIONAL CASH RESERVES FUND	T ROWE PRICE ASSOCIATES	32.97(c)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE INTERNATIONAL LTD	39.75(a)
	ATTN ANDREW CARTER
	60 QUEEN VICTORIA STREET
	LONDON EC4N 4T2
	UNITED KINGDOM

	T ROWE PRICE RETIREMENT	11.83
	PLAN SERVICES INC
	ATTN FINANCIAL REPORTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	T ROWE PRICE SERVICES INC	5.11
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE SUBURBAN	10.17
	SECOND INC
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-5076
INSTITUTIONAL CORE PLUS FUND	BAND & CO	7.93
	C/O US BANK NA

	JEANETTE STUMP &	9.92
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST

	NATIONAL FINANCIAL SERVICES	28.92(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	10.59
	C/O SUNTRUST BANK
	FBO THE CHURCH FOUNDATION
	ATTN: MUTUAL FUND ADMIN

FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC	8.79
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC TTEE F	5.04
	C/O MUTUAL FUND TRADING
	RECORDKEEPING FOR VARIOUS BENEFIT P

	HORIZONDECK & CO	5.92
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	LADYBIRD & CO	28.54(d)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	18.13
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	7.81
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO	18.24
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBUG & CO	5.66
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	7.81
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	13.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	23.68
	OMNIBUS ACCOUNT CASH/CASH

FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	9.98
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	6.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	17.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FOR THE	6.04
	EXCLUSIVE BENEFIT OF OUR CLIENTS

	TUNA & CO	14.20
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND

	WELLS FARGO BANK NA FBO	12.53
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC	8.65
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	11.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	48.84(a)

	SAXON & CO.	5.14

	TD AMERITRADE INC FBO	13.17
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INSTITUTIONAL FRONTIER MARKETS EQUITY FUND	CHARLES SCHWAB & CO INC	10.68
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	HORIZONDECK & CO	8.58
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	NATIONAL FINANCIAL SERVICES	20.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	50.95(c)
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY	NATIONAL FINANCIAL SERVICES	31.60(a)
FUND	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	68.38(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL GROWTH EQUITY FUND	CRODA INC DEF BENEFIT PL MASTER TR	5.58
	C/O STATE STREET BANK AND TRUST CO
	801 PENNSYLVANIA AVE
	TOWER 1 -5TH FL ATTN STEVE CHILES
	KANSAS CITY MO 64105-1307

	NATIONAL FINANCIAL SERVICES	69.52(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	9.96

	STATE STREET BANK AND TRUST AS	11.94
	TTEE FOR THE MASTER TRUST FOR
	DEFINED BENEFIT PLANS
	OF SYNGENTA CORPORATION
	801 PENNSYLVANIA AVE
	KANSAS CITY MO 64105-1307
INSTITUTIONAL GLOBAL VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	79.94(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	20.06
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	9.29
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	GOLDMAN SACHS & CO	11.02
	EXCLUSIVE BENEFIT OF CUSTOMERS

	LADYBIRD & CO	5.36
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	MAC & CO	5.18
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	16.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	5.54
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND	CAPINCO	31.72(a)
	C/O US BANK NA
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	CHARLES SCHWAB & CO INC	25.59(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	KEYBANK NA	9.04
	CIA-INTERNATIONAL CUST PRI USD
	P O BOX 94871
	CLEVELAND OH 44101-4871

	NATIONAL FINANCIAL SERVICES LLC	12.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.36

	VOYA INSTITUTIONAL TRUST COMPANY	6.04
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY	CHARLES SCHWAB & CO INC	9.89
FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	22.96
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	COLUMBIA TRUST PARTNERS	7.44
	COLUMBIA TRUST PARTNERS
	PO BOX 1012
	SALEM OR 97308-1012

	J.P. MORGAN SECURITIES LLC	5.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	41.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL INTERNATIONAL GROWTH EQUITY	BNA FOREIGN EQUITY FUND	37.80(a)
FUND	ATTN MR ROBERT SHEW
	1801 S BELL ST
	ARLINGTON VA 22202-4506

	KEYBANK NA	13.84
	LINK-BELT EE RETMT-T. ROWE PRICE PR

	NATIONAL FINANCIAL SERVICES	34.64(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	7.14
	P O BOX 7780-1888
	PHILADELPHIA PA 19182-0001
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP	36.53(a)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	VANGUARD FIDUCIARY TRUST COMPANY	11.61
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
	PO BOX 2600 L-24
	VALLEY FORGE PA 19482-2600

FUND	SHAREHOLDER	%
INSTITUTIONAL LARGE-CAP GROWTH FUND	BANK OF AMERICA NA TRUSTEE FOR	17.37
	THE BANK OF AMERICA 401K PLAN
	700 LOUISIANA ST
	HOUSTON TX 77002-2700

	EDWARD D JONES & CO	5.94
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	20.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	7.56
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	42.90(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	11.77
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
	211 N BROADWAY STE 1000
	SAINT LOUIS MO 63102-2748
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO	28.51(a)
	C/O US BANK NA
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	INVESTMENT COMPANY INSTITUTE	22.55
	ATTN: MARK DELCOCO
	1401 H ST NW STE 1200
	WASHINGTON DC 20005-2110

	T ROWE PRICE ASSOCIATES	47.95(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	NATIONAL FINANCIAL SERVICES	31.97(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE STATE OF WISCONSIN DEF COMP BRD	7.17
	C/O FASCORE LLC
	FBO WISCONSIN DCP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY	7.19
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES LLC	31.47(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR	9.21
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN

	STATE OF FLORIDA PUBLIC	5.64
	EMPLOYEES OPTIONAL RETIREMENT
	PROGRAM-FLORIDA RETIREMENT SYSTEM
	1801 HERMITAGE BLVD STE 100
	TALLAHASSEE FL 32308-7743

	STATE OF MINNESOTA	15.20
	FBO MINNESOTA STATE RETIREMENT SYST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY	15.13
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

FUND	SHAREHOLDER	%
INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND	JOHN HANCOCK TRUST COMPANY	5.52
	690 CANTON STREET
	WESTWOOD MA 02090-2321

	MAC & CO	5.04
	ATTN MUTUAL FUND OPS

	NATIONAL FINANCIAL SERVICES	40.22(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	7.51
	VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076

	WELLS FARGO BANK NA FBO	13.51
	PHP-T ROWE PRIC INSTL STRUCTRD RSRC

	WELLS FARGO BANK NA FBO	14.36
	UCARE MINNESOTA 13145
INTERMEDIATE TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	7.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	59.84(c)
	ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—	LPL FINANCIAL	44.34(a)
ADVISOR CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	PERSHING LLC	6.14

	T ROWE PRICE ASSOCIATES	46.42(c)
	ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES BLAKE HILL	29.87(a)
	EUGENIA N HILL JT TEN

	J D EISNER F R ROCKWELL TRS	16.10
	JOHN R ROCKWELL MARITAL TRUST

	JONATHAN D EISNER	7.01
	EDWARD C BERNARD TRS
	SCOTT R ROCKWELL 2010 TRUST

	W ROBERT OLSEN TOD	29.29(a)

FUND	SHAREHOLDER	%
INTERNATIONAL BOND (USD HEDGED)	RETIREMENT PORTFOLIO 2010	5.88
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	6.88
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.47
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	21.29
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	16.68
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	17.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.54
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL BOND (USD HEDGED)—	T ROWE PRICE ASSOCIATES	100.00(c)
ADVISOR CLASS	ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL BOND (USD HEDGED)—I CLASS	LADYBIRD & CO	8.99
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	7.06
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	RETIREMENT I 2020 FUND	15.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	13.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	13.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	7.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	6.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND	SPECTRUM INCOME FUND	38.39(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	9.02
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND—ADVISOR CLASS	LPL FINANCIAL	5.75
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC	9.03
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	24.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.06

	TD AMERITRADE INC FBO	20.33
	OUR CUSTOMERS
INTERNATIONAL BOND FUND—I CLASS	EDWARD D JONES & CO	55.18(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	5.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	7.17

	TD AMERITRADE INC FBO	22.62
	OUR CUSTOMERS
INTERNATIONAL DISCIPLINED EQUITY FUND	CHARLES SCHWAB & CO INC	17.07
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	20.01
	OUR CUSTOMERS
INTERNATIONAL DISCIPLINED EQUITY FUND—	GREAT-WEST TRUST COMPANY LLC FBO	7.02
ADVISOR CLASS	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	41.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	44.60(a)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL DISCIPLINED EQUITY FUND—I CLASS	NATIONAL FINANCIAL SERVICES	94.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL DISCOVERY FUND	NATIONAL FINANCIAL SERVICES	14.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.33
INTERNATIONAL DISCOVERY FUND—I CLASS	CHARLES SCHWAB & CO INC	7.48
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	24.63
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	23.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST CO	12.76
	ATTN INVESTMENT SERVICES
	401K CLIENTS
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN	15.02
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND	RETIREMENT PORTFOLIO 2040	9.88
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	8.20
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.68
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.13
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.60
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	5.25
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	34.58(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE TRUST COMPANY	22.09

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—I CLASS	EDWARD D JONES & CO	15.28
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	10.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2020 FUND	6.71
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	7.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	11.26
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.08
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	10.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	6.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	6.33
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—R CLASS	ACCESS INC TTEE FBO	6.19
	C/O FASCORE LLC
	ACCESS INC 401K PSP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	AMERICAN UNITED LIFE	15.65
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	8.81

	CAPITAL BANK & TRUST COMPANY TTEE	5.98
	C/O FASCORE LLC
	PATTCO LLC 401K

	DCGT AS TTEE AND/OR CUST	14.84
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
INTERNATIONAL VALUE EQUITY FUND	RETIREMENT PORTFOLIO 2040	12.59
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	10.27
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.92
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.32
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.18
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—	AMERICAN UNITED LIFE	5.46
ADVISOR CLASS	AMERICAN UNIT INVESTMENT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	AMERICAN UNITED LIFE	5.24
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	GREAT-WEST TRUST COMPANY LLC FBO	5.06
	EMPLOYEE BENEFITS CLIENTS 401K

	STATE STREET BANK AND TRUST AS	36.64(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TIAA, FSB CUST/TTEE FBO	6.40
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS

	VRSCO	13.35
	FBO AIGFSB CUST TTEE FBO
	MT SINAI 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—I CLASS	RETIREMENT I 2020 FUND	8.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	10.43
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	15.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	10.86
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	13.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	8.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	8.53
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND—R CLASS	DCGT AS TTEE AND/OR CUST	6.26
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	SAMMONS FINANCIAL NETWORK LLC	19.06

	STATE STREET BANK AND TRUST AS	23.69
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	11.40
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE SOCIETY	10.79
	ATTN MARY HARLEE

	GENERAL DYNAMICS CORP 401K	56.24(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	21.56
	COMMISSION
	ATTN: ROGER ROJAS
JAPAN FUND	CHARLES SCHWAB & CO INC	5.96
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY LLC	52.39(a)
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	6.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	9.90
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
JAPAN FUND—I CLASS	CHARLES SCHWAB & CO INC	11.89
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	J.P. MORGAN SECURITIES LLC	26.32(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RCAB COLLECTIVE INVESTMENT	17.31
	PARTNERSHIP

	S KENNETH LEECH	17.65
	EILEEN STUECK LEECH JT TEN

	TRUSTEES OF T ROWE PRICE	7.11
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	6.32
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
LATIN AMERICA FUND—I CLASS	ROBERT D AWALT	5.99
	KATHERINE J AWALT JT TEN

	SAXON & CO	25.02(a)
	PO BOX 94597
	CLEVELAND OH 44101-4597

	TRUSTEES OF T ROWE PRICE	55.68(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND FUND	MARYLAND COLLEGE INVESTMENT PLAN	6.07
	PORTFOLIO FOR COLLEGE
	T ROWE PRICE FUND ACCOUNTING

	RETIREMENT INCOME PORTFOLIO	9.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	9.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	12.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	21.80
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.49
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	5.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE SERVICES INC FBO	5.27
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2017-2020
	ATTN DAWN WAGNER FIXED INCOME

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND FUND—	RETIREMENT BALANCED I FUND	7.27
I CLASS	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2010 FUND	7.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2015 FUND	12.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	27.36(a)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	15.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	7.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	10.72
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.05
MARYLAND SHORT-TERM TAX-FREE BOND FUND—	BANK OF NEW YORK MELLON N.A.	8.04
I CLASS	PO BOX 534005
	PITTSBURGH PA 15253-4005

	BARBARA TIMME-TICE	13.93
	GARY S TIMME AGTS
	HERMAN F TIMME T O D

	JOHN D BESSON	6.27
	KAREN S BESSON TEN ENT

	WILLIAM F TIMME	9.93
	THERESA M TIMME JT TEN

FUND	SHAREHOLDER	%
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	5.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
MARYLAND TAX-FREE MONEY FUND	MARY JOHN MILLER	6.85
	JAMES D MILLER JT TEN
MARYLAND TAX-FREE MONEY FUND—I CLASS	ARTHUR B CECIL III TR	10.27
	ARTHUR B CECIL III REVOCABLE TRUST

	J M MILANO TR JOSEPH M MILANO	6.21
	REV TRUST
	K T MILANO TR KIRSTEN T MILANO
	REV TRUST TEN COM

	KEITH A. LEE	59.14(a)

	ZEENA DORAI	5.69
	LALITHA DORAI JT TEN
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	5.18
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERV CORP	12.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	12.54
	ATTN: ASSET RECONCILIATIONS
MID-CAP GROWTH FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	31.46(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	20.10
	INSPER 401K
MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	13.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	18.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	15.80
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	NATIONAL FINANCIAL SERVICES LLC	5.95

	NATIONWIDE TRUST CO FSB	13.87
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	12.35
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA INSTITUTIONAL TRUST COMPANY	5.83

	VOYA RETIREMENT INS & ANNUITY CO	12.34
MID-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	7.89
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.80
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.06
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	54.30(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	13.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.30
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	STATE OF SOUTH CAROLINA TRUSTEE	5.54
	C/O FASCORE LLC
	FBO STATE OF SOUTH CAROLINA 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB	26.36(a)
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	42.22(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	5.89
MORTGAGE-BACKED SECURITIES MULTI-SECTOR	ALLEN & COMPANY	9.11
ACCOUNT PORTFOLIO
	BALTIMORE EQUITABLE SOCIETY	10.96
	ATTN MARY HARLEE

	GENERAL DYNAMICS CORP 401K	37.73(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	14.06
	COMMISSION
	ATTN: ROGER ROJAS

	XCEL ENERGY INC.	28.13(a)
	ATTN: GREG ZICK
MULTI-STRATEGY TOTAL RETURN FUND	T ROWE PRICE ASSOCIATES	83.89(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
MULTI-STRATEGY TOTAL RETURN FUND—I CLASS	CHARLES SCHWAB & CO INC	20.94
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	DARRELL M RILEY	19.27
	LYNDA AALPOEL RILEY TEN COM

	RICHARD N. DE LOS REYES T O D	19.23

	TD AMERITRADE INC FBO	18.59
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	17.25
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	9.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	19.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	5.71
	ATTN TRPS INST CONTROL DEPT
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	8.87
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MATRIX TRUST CO AS CUST FBO	7.39
	VALLEY MEDICAL CENTER 403B
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	17.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SANTA BARBARA CNTY TREAS TX COLL TT	9.32
	C/O FASCORE LLC
	FBO SANTA BARBARA COUNTY DCP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VRSCO	24.27
	FBO AIGFSB CUST TTEE FBO
	WAKEMED RET SAV PLAN 403B

FUND	SHAREHOLDER	%
NEW AMERICA GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	10.58
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	5.17
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	36.44(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	5.29
	OMNIBUS ACCOUNT
	TRP NEW AMERICA GROWTH I
NEW ASIA FUND	CHARLES SCHWAB & CO INC	6.02
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	10.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	8.02
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC	6.96
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	39.70(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	6.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	5.50
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO BANK NA FBO	8.87
	OMNIBUS CASH CASH

FUND	SHAREHOLDER	%
NEW ERA FUND	CHARLES SCHWAB & CO INC	5.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	15.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND—I CLASS	NATIONAL FINANCIAL SERVICES	53.06(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.87
	OUR CUSTOMERS
NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	11.49
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	11.70
	ATTN: TRPS INST CONTROL DEPT
NEW HORIZONS FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	29.68(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	T ROWE PRICE RPS INC	7.02
	OMNIBUS DST#532 CUSIP:779562206
	TRP NEW HORIZONS FUND-I BWRJ

FUND	SHAREHOLDER	%
NEW INCOME FUND	RETIREMENT PORTFOLIO 2040	5.31
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.50
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	16.45
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	12.91
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	13.29
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.55
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	7.03
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
NEW INCOME FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	6.00
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.35

	WTRISC CO IRA OMNIBUS ACCT	37.14(a)
	C/O ICMA RETIREMENT CORPORATION

FUND	SHAREHOLDER	%
NEW INCOME FUND—I CLASS	EDWARD D JONES & CO	8.31
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	41.69(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2020 FUND	8.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	7.53
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	7.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND—R CLASS	CAMILLE VANDEVANTER DDS PS TTEE FBO	13.78
	C/O FASCORE LLC
	CAMILLE VANDEVANTER DDS PS 401K RET
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	GREAT WEST TRUST COMPANY LLC	17.72
	PLANS OF GREAT WEST FINANCIAL

	NATIONWIDE TRUST CO FSB	10.50
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	25.62(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	37.84(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
NEW JERSEY TAX-FREE BOND FUND—I CLASS	AMANDA A SMITH TR	7.36
	AMANDA A SMITH REV TRUST

	ARTHUR A BOGUT	7.34
	PATRICIA A BOGUT JT TEN

	BARBARA E MONTANA T O D	6.24

	DIANA D MAHONEY	5.07

	HOWARD J KRONGARD TR	6.57
	HOWARD J KRONGARD REV TRUST

	J. BARTON STERLING T O D	7.22

	KAREN A SAMMOND	5.03

	KENNETH B BLANKSTEIN	5.44
	NANCY D BLANKSTEIN JT TEN

	MARJORIE NEWBERGER	10.33

	RICHARD F LENIHAN	5.49
	ARLENE M MURPHY JT TEN
NEW YORK TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	8.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
NEW YORK TAX-FREE BOND FUND—I CLASS	ALICE S ROTHMAN	10.23

	CHARLES SCHWAB & CO INC	7.35
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	ERIC J JOHNSTON	5.00

	RICHARD S BOSCH	5.06
	BETH S BOSCH JT TEN

	ROBERT S KAPLAN	8.89
	JAMIE SCHUVAL-KAPLAN JT TEN

	SEYMOUR J ROTHMAN	6.60
NEW YORK TAX-FREE MONEY FUND	PAULA D GLASBERG	15.94

	PAULA D GLASBERG HILARY GOLDBERG	6.47
	TRS THE DISCLAIMER TRUST UNDER
	THE GLASBERG FAMILY REV TRUST U/A
NEW YORK TAX-FREE MONEY FUND—I CLASS	ALAN BELZER	14.18

	DAVID TESSER	26.78(a)

	PAULA J CACECI T O D	23.13

	ROBERT LEWIN	22.47

	ROBERT S KAPLAN	10.08
	JAMIE SCHUVAL-KAPLAN JT TEN

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND	RETIREMENT PORTFOLIO 2040	11.39
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	9.46
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.05
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	14.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	9.39
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.59
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	8.55
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	14.53
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC FBO	5.25
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY CUST FBO	7.58
	GEBHARDT & SMITH LLP
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	NATIONAL FINANCIAL SERVICES	33.14(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.18

	SUNTRUST BANK FBO	21.61
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
OVERSEAS STOCK FUND—I CLASS	EDWARD D JONES & CO	8.29
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	33.07(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.22
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO BANK NA FBO	5.01
	OMNIBUS CASH CASH
PERSONAL STRATEGY BALANCED FUND	NATIONAL FINANCIAL SERVICES	10.89
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	8.79
	BALANCED
	ATTN ASSET RECONCILIATION

FUND	SHAREHOLDER	%
PERSONAL STRATEGY BALANCED FUND—I CLASS	CHARLES SCHWAB & CO INC	14.21
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	27.56(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR
PERSONAL STRATEGY GROWTH FUND	NATIONAL FINANCIAL SERVICES	12.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST COMPANY FSB	7.64
	C/O IPO PORTFOLIO ACCOUNTING

	T ROWE PRICE TRUST CO TR	5.03
	ATTN GROWTH ASSET
PERSONAL STRATEGY GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	18.27
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	28.23(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	8.05
PERSONAL STRATEGY INCOME FUND	NATIONAL FINANCIAL SERVICES	9.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.45
	OUR CUSTOMERS
PERSONAL STRATEGY INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC	5.49
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	57.71(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR
QM GLOBAL EQUITY FUND	T ROWE PRICE ASSOCIATES	69.75(c)
	ATTN FINANCIAL REPORTING DEPT
QM GLOBAL EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
QM GLOBAL EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC	12.60
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	30.39(c)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	11.65
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	44.83(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL & MID-CAP CORE EQUITY FUND	PERSHING LLC	12.93

	T ROWE PRICE ASSOCIATES	17.30
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	10.57
	OUR CUSTOMERS
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	PERSHING LLC	7.56
ADVISOR CLASS
	T ROWE PRICE ASSOCIATES	49.17(c)
	ATTN FINANCIAL REPORTING DEPT

	UMB BANK NA C/F	5.66
	FREEPORT UNION FREE SD 403B
	FBO BERNADETTE B BUCKLAND

	UMB BANK NA C/F	5.62
	RAYMOND J HENDERSON
	IRAR
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	INGRID L CHUA TR	17.88
I CLASS	INGRID L CHUA REVOCABLE TRUST

	PERSHING LLC	50.26(a)

	TRAC 2000	16.39
	CHRISTOPHER L INGRAM 5305 SEP-IRA
	CHRISTOPHER L INGRAM

	TRUSTEES OF T ROWE PRICE	12.94
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
QM U.S. SMALL-CAP GROWTH EQUITY FUND	LPL FINANCIAL	5.40
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	6.18
	ITS CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC	10.35
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	12.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.60

	UBS WM USA	5.54
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI

	WELLS FARGO CLEARING SERVICES LLC	6.08
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	DCGT AS TTEE AND/OR CUST	14.93
ADVISOR CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES LLC	29.61(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	UMB BANK CUSTODIAN	47.21(a)
	SECURITY FINANCIAL RESOURCES

FUND	SHAREHOLDER	%
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	CHARLES SCHWAB & CO INC	14.84
I CLASS	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	5.02
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	16.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	PERSHING LLC	5.16

	SEI PRIVATE TRUST COMPANY	5.01
	C/O SUNTRUST BANK
	ATTN MUTUAL FUND ADMIN

	STATE STREET BANK AND TRUST COMPANY	15.46
	AS TRUSTEE OF THE TRUST FOR THE NEW
	YORK STATE DC PLAN
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
QM U.S. VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	42.37(c)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—ADVISOR CLASS	RAYMOND JAMES	27.51(a)
	OMNIBUS FOR MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	72.49(c)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES	33.27(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	64.96(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND	RETIREMENT PORTFOLIO 2040	12.55
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	10.35
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.26
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.17
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND—I CLASS	BREAD & CO	7.82
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LAKESIDE & CO	5.42
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	RETIREMENT I 2020 FUND	7.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	8.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	12.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	9.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	11.70
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	7.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	7.15
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	7.48
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	16.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.03

	WELLS FARGO CLEARING SERVICES LLC	14.15
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
REAL ESTATE FUND—ADVISOR CLASS	MAC & CO	44.39(a)
	ATTN: MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	10.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC	6.75
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	13.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	48.45(a)
	OMNIBUS ACCT CASH/CASH
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	13.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	13.72
	OMNIBUS ACCOUNT
	RETIREMENT ABH1 #155
RETIREMENT 2005 FUND—ADVISOR CLASS	JOHN HANCOCK TRUST COMPANY	6.18

	NATIONAL FINANCIAL SVCS CORP	16.72
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	WTRISC CO IRA OMNIBUS ACCT	25.23(a)
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239

FUND	SHAREHOLDER	%
RETIREMENT 2005 FUND—R CLASS	AMERICAN UNITED LIFE	6.23
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	11.61

	STATE STREET BANK AND TRUST AS	31.48(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	16.42
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	12.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	10.61
	OMNIBUS ACCOUNT
	RETIREMENT 2010, #140
RETIREMENT 2010 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.58
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	16.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	9.36
	MASSMUTUAL REGISTERED PRODUCT

	TIAA, FSB CUST/TTEE FBO	5.76
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS

	WTRISC CO IRA OMNIBUS ACCT	5.37
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2010 FUND—R CLASS	STATE STREET BANK AND TRUST AS	38.42(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	7.82
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

FUND	SHAREHOLDER	%
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	13.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	15.78
	OMNIBUS ACCOUNT
	RETIREMENT ABH2 #156
RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.16
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	WTRISC CO IRA OMNIBUS ACCT	5.30
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.06

	STATE STREET BANK AND TRUST AS	35.00(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	11.16
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	18.36
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.92
	OMNIBUS ACCOUNT
	RETIREMENT 2020, #141
RETIREMENT 2020 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	20.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.92
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2020 FUND—R CLASS	STATE STREET BANK AND TRUST AS	41.16(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	20.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.46(b)
	OMNIBUS ACCOUNT
	RETIREMENT ABH3 #157

FUND	SHAREHOLDER	%
RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.66
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.29

	STATE STREET BANK AND TRUST AS	39.16(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	11.02
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	20.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.56
	OMNIBUS ACCOUNT
	RETIREMENT 2030, #142
RETIREMENT 2030 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.41
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	21.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	6.34
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2030 FUND—R CLASS	STATE STREET BANK AND TRUST AS	45.52(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	22.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.43(b)
	OMNIBUS ACCOUNT
	RETIREMENT ABH4 #158
RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	25.02(a)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

FUND	SHAREHOLDER	%
RETIREMENT 2035 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.61

	STATE STREET BANK AND TRUST AS	43.41(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	10.42
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	22.36
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.12
	OMNIBUS ACCOUNT
	RETIREMENT 2040, #143
RETIREMENT 2040 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	23.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.94
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2040 FUND—R CLASS	STATE STREET BANK AND TRUST AS	48.60(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	25.66(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.63(b)
	OMNIBUS ACCOUNT
	RETIREMENT ABH5 #159
RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	26.58(a)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2045 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.73

	STATE STREET BANK AND TRUST AS	44.96(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	10.92

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	27.62(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.64
	OMNIBUS ACCOUNT
	RETIREMENT ABO6 #166
RETIREMENT 2050 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	28.49(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.68
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2050 FUND—R CLASS	STATE STREET BANK AND TRUST AS	50.37(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	27.32(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	24.62
	OMNIBUS ACCOUNT
	RETIREMENT ABO7 #164
RETIREMENT 2055 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	32.53(a)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.75

	STATE STREET BANK AND TRUST AS	49.47(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	8.16

FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND	DCGT AS TTEE AND/OR CUST	5.34
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	22.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.23(b)
	OMNIBUS ACCOUNT CUSIP:74149P325
	TRP RETIREMENT 2060 #144 ABMQ
RETIREMENT 2060 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	27.02(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VALIC SEPARATE ACCOUNT A	5.99
	2727-A ALLEN PKWY 4 D-1
	HOUSTON TX 77009
RETIREMENT 2060 FUND—R CLASS	STATE STREET BANK AND TRUST AS	47.77(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	6.95
RETIREMENT BALANCED FUND	NATIONAL FINANCIAL SERV CORP	9.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.54
	OMNIBUS ACCOUNT
	RETIREMENT INCOME,#145

FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	5.73
	SEPARATE ACCOUNT G
	5900 O STREET
	LINCOLN NE 68510-2234

	CHARLES SCHWAB & CO INC	6.09
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LINCOLN FINANCIAL GROUP TRUST CO	6.18
	FBO ROLLOVER IRA PLANS
	1 GRANITE PL
	CONCORD NH 03301-3258

	NATIONAL FINANCIAL SERVICES	15.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	11.17
	MASSMUTUAL REGISTERED PRODUCT

	STATE STREET BANK AND TRUST AS	5.67
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT BALANCED FUND—R CLASS	PIMS/PRUDENTIAL RETIREMENT	19.69
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET BANK AND TRUST AS	38.61(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT I 2005 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	47.21(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2010 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	30.61(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2015 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	41.29(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2020 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	40.62(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
RETIREMENT I 2025 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	48.07(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2030 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	40.48(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.12
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT I 2035 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	48.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2040 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	40.50(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.28
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT I 2045 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	49.52(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2050 FUND—I CLASS	FIFTH THIRD BANK TR	5.70
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD
	38 FOUNTAIN SQUARE PLAZA
	CINCINNATI OH 45202-3191

	NATIONAL FINANCIAL SERVICES	41.19(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.80
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT I 2055 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	50.19(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2060 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.44(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SCIENCE & TECHNOLOGY FUND	T ROWE PRICE RPS INC	9.44
	OMNIBUS PLAN #
	NEW BUSINESS-CONV ASSTS #133 DIF
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	JOHN HANCOCK LIFE	86.58(a)
	INSURANCE CO USA
	RPS TRADING OPS ST-4

FUND	SHAREHOLDER	%
SCIENCE & TECHNOLOGY FUND—I CLASS	DCGT AS TTEE AND/OR CUST	6.02
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	6.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.02
	OMNIBUS ACCOUNT
	TRP SCIENCE AND TECHNOLOGY - I

	TRUSTEES OF T ROWE PRICE	20.66
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
SHORT-TERM BOND FUND	MARYLAND COLLEGE INVESTMENT PLAN	9.12
	PORTFOLIO FOR COLLEGE
	T ROWE PRICE FUND ACCOUNTING

	SPECTRUM INCOME FUND	8.03
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE ASSOCIATES	22.06
	ATTN FINANCIAL REPORTING DEPT
SHORT-TERM BOND FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	28.02(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.93

	SAXON & CO.	9.04
	VI OMNIBUS ACCOUNT VICA

	TD AMERITRADE INC FBO	12.52
	OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	28.72(a)
	VSP EXECUTIVE DC TRUST

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—I CLASS	EDWARD D JONES & CO	12.95
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	32.62(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE PROGRAM FOR	7.19
	CHARITABLE GIVING GIFT
	PRESERVATION POOL
	ATTN FUND ACCOUNTING
	4515 PAINTERS MILL RD
	OWINGS MILLS MD 21117-4903

	WELLS FARGO BANK NA FBO	9.14
	OMNIBUS CASH/CASH ACCT
SHORT-TERM FUND	JPMORGAN CHASE BANK AS AGENT	29.75(a)
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	STATE STREET BANK & TRUST CO AGENT	70.05(a)
	FOR T ROWE INSTITUTIONAL FUNDS
SMALL-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERV CORP	6.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.00
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	6.98
	T R P O T C FUND
	ATTN R P S CONTROL DEPT

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	11.10
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	JOHN HANCOCK TRUST COMPANY	6.35

	NATIONAL FINANCIAL SERVICES	23.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	7.16
	MASSMUTUAL REGISTERED PRODUCT

	VANGUARD FIDUCIARY TRUST CO	10.42
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS

	WELLS FARGO BANK FBO	7.19
	FBO VARIOUS RETIREMENT PLANS
SMALL-CAP STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	8.01
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	25.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	6.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	8.12
	OMNIBUS FOR MUTUAL FUNDS

	RETIREMENT PORTFOLIO 2030	5.64
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.75
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
SMALL-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	48.20(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.32
SMALL-CAP VALUE FUND—I CLASS	EDWARD D JONES & CO	18.53
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	6.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT, 4TH FLOOR

	RETIREMENT I 2030 FUND	5.66
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.10
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	11.69
	OMNIBUS DST#538 C:77957Q301
	TRP SMALL CAP VALUE FUND-I DACV
SPECTRUM INCOME FUND	MARYLAND COLLEGE INVESTMENT PLAN	6.85
	PORTFOLIO 2024
	ATTN FUND ACCOUNTING

	T ROWE PRICE TRUST CO INC	6.46
	ATTN: TRPS INST CONTROL DEPT
SUMMIT MUNICIPAL INCOME FUND	J.P. MORGAN SECURITIES LLC	19.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	23.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	9.57
	OMNIBUS FOR MUTUAL FUNDS

	SAXON & CO.	7.83

	WELLS FARGO CLEARING SERVICES LLC	10.77
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	LPL FINANCIAL	90.66(a)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	6.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	13.50
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	11.81
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	J.P. MORGAN SECURITIES LLC	14.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.12

	WELLS FARGO CLEARING SERVICES LLC	13.76
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	33.88(a)
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	9.51
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	CITBANCO A PARTNERSHIP	26.67(a)
	DRAWER 1227
	STORM LAKE IA 50588-1227

	NATIONAL FINANCIAL SERVICES	20.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.95
SUMMIT MUNICIPAL MONEY MARKET FUND	JAMES S. RIEPE	15.52

FUND	SHAREHOLDER	%
TARGET 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	11.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	43.41(a)
	ACCESS LARGE MARKET 401K
	1100 ABERNATHY RD
	ATLANTA GA 30328-5620

	T ROWE PRICE ASSOCIATES	44.34(c)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2005 FUND—I CLASS	T ROWE PRICE TRUST CO	27.81(e)
	CUST FOR THE ROLLOVER IRA OF
	CHRISTOPHER R BURNHAM

	T ROWE PRICE TRUST CO	37.82(e)
	CUST FOR THE ROLLOVER IRA OF
	GILBERT P NOH

	T ROWE PRICE TRUST CO	29.29(e)
	CUST FOR THE ROLLOVER IRA OF
	TOMMY M HALL
TARGET 2010 FUND	T ROWE PRICE RPS INC	7.28
	OMNIBUS ACCOUNT TICKER: TRROX
	CUSIP: 74149P564
	TRP TARGET RET 2010 AB9K
TARGET 2010 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	17.08
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	NATIONAL FINANCIAL SERVICES	12.61
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	70.03(a)
	ACCESS LARGE MARKET 401K
TARGET 2010 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	10.51
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	21.61
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	REBECCA L. BESSON	61.92(a)
	STUART B COOPER TEN ENT

FUND	SHAREHOLDER	%
TARGET 2015 FUND	T ROWE PRICE RPS INC	6.99
	OMNIBUS ACCOUNT TICKER: TRRTX
	CUSIP: 74149P556
	TRP TARGET RET 2015
TARGET 2015 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	28.31(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	19.29
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	19.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	26.49(a)
TARGET 2015 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	7.31
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	9.98
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	33.43(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	7.87
	CUST FOR THE ROLLOVER IRA OF
	DAVID L HINTZ

	T ROWE PRICE TRUST CO	8.80
	CUST FOR THE ROLLOVER IRA OF
	DENNIS W CULLEN

	T ROWE PRICE TRUST CO	7.74
	CUST FOR THE ROLLOVER IRA OF
	LINDA M RIDDELL

	T ROWE PRICE TRUST CO	7.89
	CUST FOR THE ROLLOVER IRA OF
	ROBERT A CRIDER

	T ROWE PRICE TRUST CO	8.72
	CUST FOR THE ROLLOVER IRA OF
	ROLLIN G SEARS

FUND	SHAREHOLDER	%
TARGET 2020 FUND	NATIONAL FINANCIAL SERVICES	7.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	19.09
	OMNIBUS ACCOUNT TICKER: TRRUX
	CUSIP: 74149P549
	TRP TARGET RET 2020 ABAY
TARGET 2020 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	9.92
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	19.49
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	17.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	45.48(a)
	ACCESS LARGE MARKET 401K
TARGET 2020 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	12.45
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	20.47
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	24.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.45
	CUST FOR THE ROLLOVER IRA OF
	DWIGHT T COLES
TARGET 2025 FUND	NATIONAL FINANCIAL SERVICES	8.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.25
	OMNIBUS ACCOUNT TICKER: TRRVX
	CUSIP: 74149P531
	TRP TARGET RET 2025

	WELLS FARGO BANK FBO	7.43
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2025 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	32.29(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	18.73
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	26.59(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	9.14
	ACCESS LARGE MARKET 401K

	STATE STREET BANK AND TRUST AS	5.70
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2025 FUND—I CLASS	CHARLES SCHWAB & CO INC	8.03
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	5.45
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	19.65
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	37.52(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2030 FUND	NATIONAL FINANCIAL SERVICES	13.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	30.40(b)
	OMNIBUS ACCOUNT TICKER: TRRWX
	CUSIP: 74149P523
	TRP TARGET RET 2030

	WELLS FARGO BANK FBO	5.19
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2030 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	13.57
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	12.48
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	32.28(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	37.30(a)
	ACCESS LARGE MARKET 401K
TARGET 2030 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	8.21
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	19.71
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	MATRIX TRUST COMPANY TRUSTEE FBO	6.01
	CHRISTIAN APPALACHIAN PROJECT INC
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	41.12(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2035 FUND	NATIONAL FINANCIAL SERVICES	13.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	28.34(b)
	OMNIBUS ACCOUNT TICKER: RPGRX
	CUSIP: 74149P515
	TRP TARGET RET 2035

	WELLS FARGO BANK FBO	7.78
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2035 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	25.76(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	18.47
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	49.25(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2035 FUND—I CLASS	CHARLES SCHWAB & CO INC	7.43
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIIOC AS AGENT FBO	6.56
	RAPP MEDICAL RETIREMENT
	SAVINGS PLAN

	GREAT-WEST TRUST COMPANY LLC FBO	8.56
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	19.87
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	46.16(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2040 FUND	NATIONAL FINANCIAL SERVICES	14.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	33.97(b)
	OMNIBUS ACCOUNT TICKER: TRHRX
	CUSIP: 74149P499
	TRP TARGET RET 2040

	WELLS FARGO BANK FBO	5.44
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2040 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	8.54
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	20.83
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	54.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.29
	GASTRO ASSOC PC
TARGET 2040 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	18.54
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	17.88
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	40.70(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2045 FUND	NATIONAL FINANCIAL SERVICES	14.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	34.89(b)
	OMNIBUS ACCOUNT TICKER: RPTFX
	CUSIP: 74149P481
	TRP TARGET RET 2045

	WELLS FARGO BANK FBO	5.70
	VARIOUS RETIREMENT PLANS
TARGET 2045 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	17.76
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	14.19
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	54.04(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC	8.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD C BERNARD TR	5.40
	IRREVOCABLE LONG TRAILS TRUST

	EDWARD C BERNARD TR	5.40
	IRREVOCABLE SUNNY TRUST

	FIIOC AS AGENT FBO	7.14
	RAPP MEDICAL RETIREMENT
	SAVINGS PLAN

	GREAT-WEST TRUST COMPANY LLC FBO	11.93
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	13.00
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	31.32(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2050 FUND	NATIONAL FINANCIAL SERVICES	18.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	31.20(b)
	OMNIBUS ACCOUNT TICKER: TRFOX
	CUSIP: 74149P473
	TRP TARGET RET 2050
TARGET 2050 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	16.84
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	15.59
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	58.18(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	6.76
	ACCESS LARGE MARKET 401K

FUND	SHAREHOLDER	%
TARGET 2050 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	21.73
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	24.37
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	37.53(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2055 FUND	NATIONAL FINANCIAL SERVICES	17.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	30.67(b)
	OMNIBUS ACCOUNT TICKER: TRFFX
	CUSIP: 74149P465
	TRP TARGET RET 2055
TARGET 2055 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	10.67
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	20.87
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	56.46(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	6.30
	ACCESS LARGE MARKET 401K
TARGET 2055 FUND—I CLASS	CHARLES SCHWAB & CO INC	8.16
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	26.38(a)
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	23.87
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	31.84(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2060 FUND	NATIONAL FINANCIAL SERVICES	11.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	6.50
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC	5.67
	OMNIBUS ACCOUNT CUSIP:74149P275
	TRP TARGET RETIREMENT 2060 #181
TARGET 2060 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.15
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	32.46(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	16.40
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE ASSOCIATES	22.39
	ATTN FINANCIAL REPORTING DEPT
TARGET 2060 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.74
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	20.57
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	24.02
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	31.79(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-EFFICIENT EQUITY FUND	PERSHING LLC	6.68

	WELLS FARGO CLEARING SERVICES LLC	7.48
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
TAX-EFFICIENT EQUITY FUND—I CLASS	GAIL D BUCKNER	8.13

	JAMES H. CHANDLER	5.95
	DELORES W. CHANDLER JT TEN

	LORA J PETERS	7.74

	LORA J PETERS	7.81
	RHODA MURPHY TRS
	JAFFIN FAMILY 2012 IRREV TRUST
TAX-EXEMPT MONEY FUND—I CLASS	ADRIENNE BAUER	5.20
	JERRY BAUER TRS
	ADRIENNE BAUER TRUST

	BARTON J WINOKUR	9.42
	CIRA CENTRE

	EDDIE C BROWN	10.68
	CARMEN S BROWN TRS
	EDDIE C BROWN REVOCABLE TRUST
TAX-FREE HIGH YIELD FUND	GOLDMAN SACHS & CO	15.82
	C/O MUTUAL FUNDS OPS
	222 S MAIN ST
	SALT LAKE CITY UT 84101-2199

	NATIONAL FINANCIAL SERVICES	28.23(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.63
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	18.64
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	60.22(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.11

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES SCHWAB & CO INC	20.89
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	17.12
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	5.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	MORI & CO	8.03
	922 WALNUT ST
	MAILSTOP TBTS 2
	KANSAS CITY MO 64106-1802
TAX-FREE INCOME FUND	NATIONAL FINANCIAL SERVICES	6.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	92.09(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—I CLASS	J.P. MORGAN SECURITIES LLC	13.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS DEPT

	PERSHING LLC	7.40

	SEI PRIVATE TRUST COMPANY	6.52
	ATTN MUTUAL FUND ADMIN
	C/O M&T BANK

	SEI PRIVATE TRUST COMPANY	18.56
	C/O M&T BANK
	ATTN MUTUAL FUND ADMIN

FUND	SHAREHOLDER	%
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	8.03
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	13.16
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	5.44
	OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC	15.09
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	5.25
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	74.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.60
TAX-FREE SHORT-INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC	6.51
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	5.77
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	5.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.41

	SEI PRIVATE TRUST COMPANY	5.77
	C/O M & T BANK

	TD AMERITRADE INC FBO	21.13
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	10.93
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN	10.31
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
TOTAL RETURN FUND	T ROWE PRICE ASSOCIATES	59.04(c)
	ATTN FINANCIAL REPORTING DEPT
TOTAL RETURN FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	92.86(c)
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	7.14
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TOTAL RETURN FUND—I CLASS	ANDREW C MC CORMICK	45.58(a)
	LYN R. MC CORMICK JT TEN

	T ROWE PRICE ASSOCIATES	10.76
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	43.36(b)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
TREASURY RESERVE FUND	BARNACLESAIL	46.29(d)
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP GROWTH FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	BRIDGESAIL & CO	15.33
	C/O T ROWE PRICE ASSOC
	ATTN SCIENCE & TECHNOLOGY FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	MILDSHIP & CO	5.22
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL TECHNOLOGY FD

	T ROWE PRICE	6.64
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP
	4555 PAINTERS MILL ROAD
	OWINGS MILLS MD 21117-4903
U.S. BOND ENHANCED INDEX FUND	EDUCATION TRUST OF ALASKA	6.44
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

	NATIONAL FINANCIAL SERVICES	38.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
U.S. HIGH YIELD FUND	PERSHING LLC	10.98

	TD AMERITRADE INC FBO	8.03
	OUR CUSTOMERS
U.S. HIGH YIELD FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY LLC	9.37
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES LLC	74.64(a)
	FOR EXCLUSIVE BENEFIT OF OUR CUST
	ATTN MUTUAL FUNDS DEPT 4TH FL

FUND	SHAREHOLDER	%
U.S. HIGH YIELD FUND—I CLASS	MORGAN STANLEY SMITH BARNEY LLC	18.51
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES LLC	11.37
	FOR EXCLUSIVE BENEFIT OF OUR CUST
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE ASSOCIATES	28.74(c)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	9.54
	OUR CUSTOMERS

	UBS WM USA	5.59
	OMNI ACCOUNT M/F
	SPEC CDY
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761
U.S. LARGE-CAP CORE FUND	CHARLES SCHWAB & CO INC	7.05
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.05
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.84
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	16.22
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	25.05(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.97

	STATE STREET BANK AND TRUST AS	9.11
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TD AMERITRADE INC FBO	12.64
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—I CLASS	DCGT AS TTEE AND/OR CUST	6.74
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	MARIL & CO	11.21
	C/O BMO HARRIS BANK NA - ATTN MF
	480 PILGRIM WAY - SUITE 1000
	GREEN BAY WI 54304-5280

	NATIONAL FINANCIAL SERVICES	14.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.60

	TD AMERITRADE INC FBO	14.23
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	12.22
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	VALLEE & CO	15.59
	C/O RELIANCE TRUST COMPANY(WI)
	480 PILGRIM WAY - STE 1000
	GREEN BAY WI 54304-5280
U.S. TREASURY INTERMEDIATE FUND	MLPF&S FOR THE SOLE BENEFIT OF	23.90
	ITS CUSTOMERS

FUND	SHAREHOLDER	%
U.S. TREASURY INTERMEDIATE FUND—I CLASS	BANK OF NEW YORK MELLON N.A.	7.43

	CHARLES SCHWAB & CO INC	11.21
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	GREAT-WEST TRUST COMPANY LLC TTEE F	7.16
	EMPLOYEE BENEFITS CLIENTS 401K

	HELEN APPEL	35.84(a)

	JAMES C COLLINS	8.48
	JOANNE A ERNST JT TEN

	NATIONAL FINANCIAL SERVICES	13.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	5.52
	CUST FOR THE ROLLOVER IRA OF
	ROBERT D GALEY

	TRUSTEES OF T ROWE PRICE	10.08
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM FUND	RETIREMENT PORTFOLIO 2040	9.02
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	5.82
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.92
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	14.13
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	9.01
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	6.54
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM FUND—I CLASS	LADYBUG & CO	5.78
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	RETIREMENT I 2020 FUND	13.21
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	12.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	15.11
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	9.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
ULTRA SHORT-TERM BOND FUND	CHARLES SCHWAB & CO INC	16.56
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	18.96
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	9.53
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
ULTRA SHORT-TERM BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	17.53
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	HORIZONDECK & CO	17.66
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL ALLOCATION FUND

	RUDDERFLAG & CO	14.47
	C/O T ROWE PRICE ASSOC
	ATTN MULTI-STRAGEGY TOTAL
	RETURN FUND
VALUE FUND	RETIREMENT PORTFOLIO 2040	14.34
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	5.49
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.36
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	14.30
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.75
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	8.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	7.33
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.89
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	39.34(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PIMS/PRUDENTIAL RETIREMENT	8.03
	AS NOMINEE FOR THE TTEE/CUST PL 980
	DEFERRED COMPENSATION PLAN FOR
	148 MARTINE AVE 7TH FLOOR
	375 EXECUTIVE BLVD 2ND FLOOR
	WHITE PLAINS NY 10601-3311

	VOYA RETIREMENT INS & ANNUITY CO	10.09
VALUE FUND—I CLASS	RETIREMENT I 2025 FUND	7.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	12.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	10.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	14.22
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	9.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	9.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	9.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	14.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
VIRGINIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	5.80
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	SEI PRIVATE TRUST COMPANY	18.46
	C/O SUNTRUST BANK
	ATTN MUTUAL FUND ADMINISTRATOR

	WELLS FARGO BANK NA FBO	7.40
	HII DB PLAN POOL ACCOUNT

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(b)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

(c)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(d)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(e)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, and/or Price Japan. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Japan are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong and Price Japan are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agents’ activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a subadvisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Global Growth Stock, Global High Income Bond, Global Multi-Sector Bond, Institutional Africa & Middle East, Institutional Emerging Markets Equity, Institutional Frontier Markets Equity, Institutional Global Growth Equity, Institutional Global Value Equity, Institutional International Disciplined Equity, Institutional International Growth Equity, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, International Discovery, International Equity Index, International Stock, International Value Equity,

Latin America, and New Asia Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a subadvisory agreement with Price Japan under which, subject to the supervision of T. Rowe Price, Price Japan is authorized to trade securities and make discretionary investment decisions on behalf of each fund.

With respect to the Asia Opportunities, Emerging Markets Discovery Stock, Global Stock, Institutional Global Focused Equity Growth, International Discovery, and New Asia Funds, T. Rowe Price has entered into a subadvisory agreement with Price Hong Kong under which, subject to the supervision of T. Rowe Price, Price Hong Kong is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, Price Hong Kong is generally responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements have a similar provision limiting the liability of the investment subadviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and subadvisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and subadvisory agreements, if applicable) or otherwise helpful to the funds.

Legal Proceedings On April 27, 2016, a lawsuit (Complaint No. 3:16-cv-2289) was filed against T. Rowe Price in the United States District Court for the Northern District of California by Christopher Zoidis, and other purported shareholders of eight Price Funds: T. Rowe Price Blue Chip Growth Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, T. Rowe Price High Yield Fund, T. Rowe Price New Income Fund, and T. Rowe Price Small-Cap Stock Fund (collectively, the “Named Funds”). None of the Named Funds are a party to the lawsuit and the T. Rowe Small-Cap Stock Fund has since been removed from the case following a voluntary dismissal by the plaintiffs filed on February 28, 2018. The complaint alleges that T. Rowe Price violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from each Named Fund because T. Rowe Price charges lower advisory fees to subadvised clients with funds in the same strategy. The lawsuit seeks, among other things, a declaration that T. Rowe Price has violated Section 36(b) of the 1940 Act, rescission of the investment management agreements between T. Rowe Price and the Named Funds, an award of compensatory damages against T. Rowe Price, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such fund from one year prior to the filing of the complaint through the date of trial of the action, plus purported lost investment returns and profits on those amounts and interest thereon, and attorneys’ fees and costs. T. Rowe Price believes the claims are without merit and is vigorously defending the action. On August 4, 2016, the Northern District of California granted a motion to transfer the case to the District of Maryland. On March 31, 2017, a motion to dismiss the case was denied. The matter is currently in discovery.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”), is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% of T. Rowe Price International, which in turn owns 100% each of Price Hong Kong, and Price Japan. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index Funds, Institutional Funds, Multi-Sector Account Portfolios, Spectrum Funds, Target Date Funds, TRP Reserve Funds, and Certain Money Market Funds

The funds pay T. Rowe Price a fee (“Fee”), which consists of two components: a group management fee (“Group Fee”) and an individual fund fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.340%	Next $5 billion	0.290%	Next $60 billion
0.450%	Next $1 billion	0.330%	Next $10 billion	0.285%	Next $80 billion
0.420%	Next $1 billion	0.320%	Next $10 billion	0.280%	Next $100 billion
0.390%	Next $1 billion	0.310%	Next $16 billion	0.275%	Next $100 billion
0.370%	Next $1 billion	0.305%	Next $30 billion	0.270%	Next $150 billion
0.360%	Next $2 billion	0.300%	Next $40 billion	0.265%	Thereafter
0.350%	Next $2 billion	0.295%	Next $40 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Funds-of-Funds, TRP Reserve Funds, Multi-Sector Account Portfolios, any Index, or private-label mutual funds). In addition, any investments by a fund in another Price Fund are excluded from the calculation. For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East Fund	0.75
Asia Opportunities Fund	0.50
Balanced Fund	0.15
Blue Chip Growth Fund	0.30	(a)
California Tax-Free Bond Fund	0.10
California Tax-Free Money Fund	0.10
Capital Appreciation Fund	0.30
Capital Opportunity Fund	0.20
Communications & Technology Fund	0.35
Corporate Income Fund	0.15
Credit Opportunities Fund	0.35
Diversified Mid-Cap Growth Fund	0.35
Dividend Growth Fund	0.20
Dynamic Credit Fund	0.27
Dynamic Global Bond Fund	0.20
Emerging Europe Fund	0.75

Fund	Fee %
Emerging Markets Bond Fund	0.45
Emerging Markets Corporate Bond Fund	0.50
Emerging Markets Discovery Stock Fund	0.75
Emerging Markets Local Currency Bond Fund	0.45
Emerging Markets Stock Fund	0.75
Equity Income Fund	0.25	(b)
European Stock Fund	0.50
Financial Services Fund	0.35
Floating Rate Fund	0.30
Georgia Tax-Free Bond Fund	0.10
Global Allocation Fund	0.40
Global Consumer Fund	0.40
Global Growth Stock Fund	0.35
Global High Income Bond Fund	0.30
Global Industrials Fund	0.40
Global Multi-Sector Bond Fund	0.20
Global Real Estate Fund	0.40
Global Stock Fund	0.35
Global Technology Fund	0.45
GNMA Fund	0.15
Government Money Fund	0.00
Growth & Income Fund	0.25
Growth Stock Fund	0.25	(b)
Health Sciences Fund	0.35
High Yield Fund	0.30
Inflation Protected Bond Fund	0.05
Intermediate Tax-Free High Yield Fund	0.20
International Bond Fund	0.20
International Bond Fund (USD Hedged)	0.20
International Disciplined Equity Fund	0.35
International Discovery Fund	0.75
International Stock Fund	0.35
International Value Equity Fund	0.35
Japan Fund	0.50
Latin America Fund	0.75
Limited Duration Inflation Focused Bond Fund	0.05
Maryland Short-Term Tax-Free Bond Fund	0.10
Maryland Tax-Free Bond Fund	0.10
Maryland Tax-Free Money Fund	0.10
Mid-Cap Growth Fund	0.35	(c)
Mid-Cap Value Fund	0.35
Multi-Strategy Total Return Fund	0.71
New America Growth Fund	0.35
New Asia Fund	0.50
New Era Fund	0.25

Fund	Fee %
New Horizons Fund	0.35
New Income Fund	0.09
New Jersey Tax-Free Bond Fund	0.10
New York Tax-Free Bond Fund	0.10
New York Tax-Free Money Fund	0.10
Overseas Stock Fund	0.35
Personal Strategy Balanced Fund	0.25
Personal Strategy Growth Fund	0.30
Personal Strategy Income Fund	0.15
QM Global Equity Fund	0.25
QM U.S. Small & Mid-Cap Core Equity Fund	0.35
QM U.S. Small-Cap Growth Equity Fund	0.35
QM U.S. Value Equity Fund	0.20
Real Assets Fund	0.35
Real Estate Fund	0.30
Science & Technology Fund	0.35
Short-Term Bond Fund	0.05
Small-Cap Stock Fund	0.45
Small-Cap Value Fund	0.35
Tax-Efficient Equity Fund	0.35
Summit Municipal Income	0.08
Summit Municipal Intermediate Fund	0.08
Tax-Exempt Money Fund	0.10
Tax-Free High Yield Fund	0.30
Tax-Free Income Fund	0.15
Tax-Free Short-Intermediate Fund	0.10
Total Return Fund	0.08
U.S. High Yield Fund	0.30
U.S. Large-Cap Core Fund	0.25
U.S. Treasury Intermediate Fund	0.00
U.S. Treasury Long-Term Fund	0.00
U.S. Treasury Money Fund	0.00
Ultra Short-Term Bond Fund	0.01
Value Fund	0.35
Virginia Tax-Free Bond Fund	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.2125% on assets above $15 billion.

(c) On assets up to $15 billion and 0.2975% on assets above $15 billion.

Index Funds, Institutional Funds, and Certain Money Market Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500 Fund	0.06
Institutional Africa & Middle East Fund	1.00
Institutional Cash Reserves Fund	0.25
Institutional Frontier Markets Equity Fund	1.10
Institutional Global Focused Growth Equity Fund	0.65
Institutional Global Growth Equity Fund	0.65
Institutional Global Value Equity Fund	0.65
Institutional International Core Equity Fund	0.65
Institutional International Disciplined Equity Fund	0.65
Institutional International Growth Equity Fund	0.70
Institutional Large-Cap Core Growth Fund	0.55
Institutional Large-Cap Growth Fund	0.55
Institutional Large-Cap Value Fund	0.55
Institutional Mid-Cap Equity Growth Fund	0.60
Institutional Small-Cap Stock Fund	0.65
Institutional U.S. Structured Research Fund	0.50
Mid-Cap Index Fund	0.12
Small-Cap Index Fund	0.14

The following funds (“All-Inclusive Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Cash Reserves Fund	0.45
Extended Equity Market Index Fund	0.35
Institutional Core Plus Fund	0.40
Institutional Emerging Markets Bond Fund	0.70
Institutional Emerging Markets Equity Fund	1.10
Institutional Floating Rate Fund	0.55
Institutional High Yield Fund	0.50
Institutional Long Duration Credit Fund	0.45
International Equity Index Fund	0.45
Summit Municipal Money Market Fund	0.45
Total Equity Market Index Fund	0.30
U.S. Bond Enhanced Index Fund	0.30

The Investment Management Agreement between each All-Inclusive Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses that would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Multi-Sector Account Portfolios, TRP Reserve Funds, Spectrum Funds, and Target Date Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Subadvisory Agreements

Pursuant to each of the subadvisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers (or a prior Investment Manager, as indicated in the table) by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/18	2/28/17	2/29/16
California Tax-Free Bond Fund(a)	$2,428,000	$2,283,000	$2,004,000
California Tax-Free Money Fund(a)	141,000	230,000	274,000
Floating Rate Multi-Sector Account Portfolio	(b)	(b)	(b)
Georgia Tax-Free Bond Fund(a)	1,257,000	1,268,000	1,009,000
High Yield Multi-Sector Account Portfolio	(b)	(b)	(b)
Intermediate Tax-Free High Yield Fund(a)	260,000	249,000	172,000
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Maryland Short-Term Tax-Free Bond Fund(a)	744,000	833,000	825,000
Maryland Tax-Free Bond Fund(a)	8,813,000	8,710,000	8,067,000
Maryland Tax-Free Money Fund(a)	225,000	415,000	524,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)	(b)	(b)
New Jersey Tax-Free Bond Fund(a)	1,520,000	1,492,000	1,361,000
New York Tax-Free Bond Fund(a)	1,852,000	1,875,000	1,703,000
New York Tax-Free Money Fund(a)	162,000	254,000	289,000
Tax-Efficient Equity Fund(a)	1,687,000	1,416,000	1,203,000
Tax-Exempt Money Fund(a)	1,032,000	2,205,000	3,788,000
Tax-Free High Yield Fund(a)	29,390,000	25,578,000	20,332,000

Fund	Fiscal Year Ended
	2/28/18	2/28/17	2/29/16
Tax-Free Income Fund(a)	11,640,000	11,574,000	11,216,000
Tax-Free Short-Intermediate Fund(a)	7,839,000	8,190,000	8,235,000
Virginia Tax-Free Bond Fund(a)	4,734,000	4,661,000	4,053,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) The fund does not pay an investment management fee.

Fund	Fiscal Year Ended
	5/31/18	5/31/17	5/31/16
Corporate Income Fund(a)	$4,160,000	$3,909,000	$3,219,000
Credit Opportunities Fund(a)	298,000	257,000	226,000
Floating Rate Fund(a)	7,729,000	4,760,000	3,505,000
Global Multi-Sector Bond Fund(a)	2,760,000	1,757,000	1,469,000
GNMA Fund(a)	6,043,000	6,630,000	6,872,000
Government Money Fund(a)	20,602,000	23,350,000	22,424,000
Government Reserve Fund	(c)	(c)	(c)
High Yield Fund(a)	51,365,000	57,954,000	55,906,000
Inflation Protected Bond Fund(a)	947,000	1,487,000	1,224,000
Institutional Cash Reserves Fund	151,000	37,000	(b)
Institutional Core Plus Fund(d)	1,779,000	2,077,000	2,303,000
Institutional Floating Rate Fund(a)(d)	29,131,000	25,067,000	19,438,000
Institutional High Yield Fund(d)	8,386,000	8,736,000	9,661,000
Institutional Long Duration Credit Fund(d)	175,000	166,000	145,000
Limited Duration Inflation Focused Bond Fund(a)	22,130,000	26,127,000	28,238,000
New Income Fund(a)	123,547,000	126,094,000	121,838,000
Personal Strategy Balanced Fund(a)	12,506,000	11,430,000	10,817,000
Personal Strategy Growth Fund(a)	12,801,000	10,301,000	9,650,000
Personal Strategy Income Fund(a)	9,029,000	7,528,000	6,711,000
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(c)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/18	5/31/17	5/31/16
Retirement I 2010 Fund—I Class	(c)	(c)	(c)
Retirement I 2015 Fund—I Class	(c)	(c)	(c)
Retirement I 2020 Fund—I Class	(c)	(c)	(c)
Retirement I 2025 Fund—I Class	(c)	(c)	(c)
Retirement I 2030 Fund—I Class	(c)	(c)	(c)
Retirement I 2035 Fund—I Class	(c)	(c)	(c)
Retirement I 2040 Fund—I Class	(c)	(c)	(c)
Retirement I 2045 Fund—I Class	(c)	(c)	(c)
Retirement I 2050 Fund—I Class	(c)	(c)	(c)
Retirement I 2055 Fund—I Class	(c)	(c)	(c)
Retirement I 2060 Fund—I Class	(c)	(c)	(c)
Retirement Balanced I Fund—I Class	(c)	(c)	(c)
Short-Term Fund	(c)	(c)	(c)
Short-Term Bond Fund(a)	16,823,000	18,780,000	22,499,000
Short-Term Government Fund	(b)	(b)	(b)
Target 2005 Fund	(c)	(c)	(c)
Target 2010 Fund	(c)	(c)	(c)
Target 2015 Fund	(c)	(c)	(c)
Target 2020 Fund	(c)	(c)	(c)
Target 2025 Fund	(c)	(c)	(c)
Target 2030 Fund	(c)	(c)	(c)
Target 2035 Fund	(c)	(c)	(c)
Target 2040 Fund	(c)	(c)	(c)
Target 2045 Fund	(c)	(c)	(c)
Target 2050 Fund	(c)	(c)	(c)
Target 2055 Fund	(c)	(c)	(c)
Target 2060 Fund	(c)	(c)	(c)
Total Return Fund(a)	133,000	55,000	(b)
Treasury Reserve Fund	(c)	(c)	(c)
U.S. High Yield Fund(a)(e)	652,000	213,000	172,937
U.S. Treasury Intermediate Fund(a)	752,000	1,190,000	1,197,000
U.S. Treasury Long-Term Fund(a)	3,774,000	1,204,000	1,055,000
U.S. Treasury Money Fund(a)	15,657,000	12,167,000	6,397,000
Ultra Short-Term Bond Fund(a)	1,386,000	980,000	1,483,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) Pursuant to an investment advisory agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acted as investment adviser to the Henderson High Yield Opportunities Fund prior to May 22, 2017, at which point all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization. The Henderson High Yield Opportunities Fund paid HGINA a monthly fee for providing investment advisory services at an annual rate of 0.50% of the Henderson High Yield Opportunities Fund’s average daily net assets. The Henderson High Yield Opportunities Fund had a fiscal year-end of July 31. The figures in the table for the May 31, 2016, and May 31, 2015, periods set forth the advisory fees paid by the Henderson High Yield Opportunities Fund to HGINA during the fiscal years ended July 31, 2016, and July 31, 2015, respectively. The figure in the table for the period ended May 31, 2017, sets forth the advisory fees paid to HGINA during the period August 1, 2016, through May 19, 2017, and the advisory fees paid to T. Rowe Price during the period May 22, 2017, through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/18	10/31/17	10/31/16
Africa & Middle East Fund(a)	$1,528,000	$1,398,000	$1,336,000
Asia Opportunities Fund(a)	917,000	338,000	215,000
Cash Reserves Fund(c)	10,725,000	10,017,000	19,033,000
Emerging Europe Fund(a)	1,872,000	1,810,000	1,615,000
Emerging Markets Discovery Stock Fund(a)	528,000	315,000	162,000
Emerging Markets Stock Fund(a)	115,733,000	90,312,000	90,651,000
European Stock Fund(a)	9,062,000	8,467,000	11,282,000
Global Allocation Fund(a)	3,226,000	1,629,000	1,139,000
Global Growth Stock Fund(a)	2,237,000	731,000	597,000
Global Stock Fund(a)	7,033,000	4,304,000	3,331,000
Institutional Africa & Middle East Fund	1,877,000	1,723,000	1,533,000
Institutional Emerging Markets Equity Fund(c)	20,091,000	13,757,000	10,508,000
Institutional Frontier Markets Equity Fund	697,000	589,000	487,000
Institutional Global Focused Growth Equity Fund	321,000	268,000	532,000
Institutional Global Growth Equity Fund	3,029,000	2,550,000	2,103,000
Institutional Global Value Equity Fund	73,000	67,000	56,000
Institutional International Core Equity Fund	916,000	1,004,000	912,000
Institutional International Disciplined Equity Fund	2,962,000	2,838,000	1,581,000
Institutional International Growth Equity Fund	408,000	374,000	410,000
International Disciplined Equity Fund(a)	654,000	126,000	74,000
International Discovery Fund(a)	90,459,000	61,472,000	46,406,000
International Equity Index Fund(c)	2,735,000	2,414,000	2,232,000
International Stock Fund(a)	97,146,000	99,302,000	91,603,000
International Value Equity Fund(a)	85,089,000	81,806,000	74,579,000
Japan Fund(a)	6,672,000	4,276,000	2,835,000
Latin America Fund(a)	6,595,000	6,799,000	5,639,000
Multi-Strategy Total Return Fund(a)	410,000	(b)	(b)
New Asia Fund(a)	24,130,000	21,777,000	20,419,000
Overseas Stock Fund(a)	103,925,000	88,433,000	73,476,000
Summit Municipal Income Fund(a)(c)(d)	8,115,000	6,347,000	5,649,000
Summit Municipal Intermediate Fund(a)(c)(d)	28,419,000	22,715,000	20,284,000
Summit Municipal Money Market Fund(c)	566,000	569,000	882,000
U.S. Bond Enhanced Index Fund(c)	2,641,000	2,022,000	1,897,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) Prior to March 1, 2019, the fund paid an all-inclusive management fee that included investment management and ordinary, recurring operating expenses. Effective March 1, 2019, operating expenses are borne directly by the fund.

Fund	Fiscal Year Ended
	12/31/18	12/31/17	12/31/16
Balanced Fund(a)	$17,901,000	$17,414,000	$17,029,000
Blue Chip Growth Fund(a)	296,816,000	222,720,000	178,227,000
Capital Appreciation Fund(a)	175,675,000	166,679,000	151,105,000
Capital Opportunity Fund(a)	3,408,000	2,733,000	2,459,000
Communications & Technology Fund(a)	33,155,000	28,259,000	23,317,000
Diversified Mid-Cap Growth Fund(a)	6,153,000	4,727,000	3,495,000
Dividend Growth Fund(a)	44,096,000	38,612,000	27,315,000
Dynamic Credit Fund(a)	(c)	(c)	(c)
Dynamic Global Bond Fund(a)	19,954,000	2,768,000	487,000
Emerging Markets Bond Fund(a)	43,222,000	48,965,000	39,006,000
Emerging Markets Corporate Bond Fund(a)	493,000	466,000	610,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(d)	(d)	(d)
Emerging Markets Local Currency Bond Fund(a)	4,302,000	2,509,000	1,748,000
Emerging Markets Local Multi-Sector Account Portfolio	(d)	(d)	(d)
Equity Income Fund(a)	112,342,000	117,552,000	115,805,000
Equity Index 500 Fund(a)	16,787,000	24,488,000	26,244,000
Extended Equity Market Index Fund(b)	3,078,000	2,887,000	2,522,000
Financial Services Fund(a)	5,438,000	4,974,000	3,516,000
Global Consumer Fund	113,000	87,000	29,000
Global High Income Bond Fund(a)	582,000	451,000	244,000
Global Industrials Fund(a)	172,000	153,000	117,000
Global Real Estate Fund(a)	1,074,000	1,420,000	1,707,000
Global Technology Fund(a)	45,282,000	36,549,000	21,250,000
Growth & Income Fund(a)	10,272,000	9,666,000	8,586,000
Growth Stock Fund(a)	272,125,000	258,241,000	226,759,000
Health Sciences Fund(a)	79,489,000	71,426,000	74,562,000
Institutional Emerging Markets Bond Fund(b)	2,691,000	2,342,000	2,101,000
Institutional Large-Cap Core Growth Fund	19,914,000	15,271,000	11,843,000
Institutional Large-Cap Growth Fund	96,937,000	78,293,000	69,794,000
Institutional Large-Cap Value Fund	20,372,000	19,476,000	15,065,000
Institutional Mid-Cap Equity Growth Fund	42,698,000	38,870,000	31,691,000
Institutional Small-Cap Stock Fund	30,184,000	25,250,000	16,907,000
Institutional U.S. Structured Research Fund	3,277,000	3,135,000	3,057,000
International Bond Fund(a)	10,614,000	27,994,000	33,047,000
International Bond Fund (USD Hedged)(a)	23,024,000	(e)	(c)
Mid-Cap Growth Fund(a)	189,253,000	171,958,000	150,896,000
Mid-Cap Index Fund(a)	8,000	7,000	6,000
Mid-Cap Value Fund(a)	86,969,000	86,608,000	76,231,000
New America Growth Fund(a)	30,713,000	25,514,000	24,531,000
New Era Fund(a)	20,663,000	19,407,000	17,349,000

Fund	Fiscal Year Ended
	12/31/18	12/31/17	12/31/16
New Horizons Fund(a)	155,161,000	126,698,000	100,489,000
QM Global Equity Fund(a)	102,000	82,000	43,000
QM U.S. Small & Mid-Cap Core Equity Fund(a)	449,000	262,000	91,000
QM U.S. Small-Cap Growth Equity Fund(a)	44,733,000	29,383,000	16,544,000
QM U.S. Value Equity Fund(a)	104,000	91,000	42,000
Real Assets Fund(a)	19,965,000	21,431,000	27,380,000
Real Estate Fund(a)	31,756,000	37,187,000	36,216,000
Retirement Income 2020 Fund	(d)	(d)	(c)
Science & Technology Fund(a)	36,770,000	30,593,000	23,487,000
Small-Cap Index Fund(a)	9,000	9,000	7,000
Small-Cap Stock Fund(a)	72,517,000	70,322,000	64,493,000
Small-Cap Value Fund(a)	65,336,000	63,445,000	50,361,000
Spectrum Growth Fund	(d)	(d)	(d)
Spectrum Income Fund	(d)	(d)	(d)
Spectrum International Fund	(d)	(d)	(d)
Total Equity Market Index Fund(b)	5,370,000	4,765,000	3,800,000
U.S. Large-Cap Core Fund(a)	3,007,000	2,300,000	1,498,000
Value Fund(a)	157,699,000	157,550,000	144,217,000

(a) The fund has multiple classes. The management fee is allocated to each class based on relative net assets.

(b) The fee includes investment management fees and administrative expenses.

(c) Prior to commencement of operations.

(d) The fund does not pay an investment management fee.

(e) Less than $1,000.

Expense Limitations and Reimbursements

The Investment Management Agreement between each Price Fund and T. Rowe Price provides that the fund will bear all expenses of its operations that are not specifically assumed by T. Rowe Price. Certain Price Funds have implemented contractual expense limitations pursuant to either their Investment Management Agreement or a separate agreement between the fund and T. Rowe Price. Some expense limitations apply to a fund’s (or class’) total expense ratio, while others apply to a fund’s management fee rate or to a particular class’ ordinary operating expenses.

The following table sets forth the contractual expense limitations for the Price Funds and the periods for which they are effective.

For purposes of applying a fund’s expense limitation, the expenses of a fund and its share classes are generally calculated on a monthly basis. If a class is operating above its expense limitation, that month’s management fee will be reduced or waived and/or the fund’s operating expenses will be paid or reimbursed, with any adjustment made after the end of the year. Fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the reimbursement. Generally, T. Rowe Price may agree (with approval of the fund’s Board) to implement one or more additional expense limitations (of the same or different time periods and amounts) for a fund after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund’s (or class’) expenses exceeding the lower of: (i) the expense limitation in place at the time of the waiver or payment; or (ii) any applicable expense limitation at the time of the reimbursement.

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Africa & Middle East Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Asia Opportunities Fund	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.15	—	—	(b)
Asia Opportunities Fund—Advisor Class	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.25	—	—	(b)
Asia Opportunities Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Balanced Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Blue Chip Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
California Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
California Tax-Free Money Fund	July 1, 2013 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	—	(b)
California Tax-Free Money Fund	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
California Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
California Tax-Free Money Fund—I Class	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Capital Appreciation Fund	May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Capital Appreciation Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Capital Appreciation Fund—I Class	May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Capital Opportunity Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Communications & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Corporate Income Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Credit Opportunities Fund	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.90	—	—	(b)
Credit Opportunities Fund—Advisor Class	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Credit Opportunities Fund—I Class	November 29, 2016 – November 30, 2017 December 1, 2017 – September 30, 2019	—	0.05 0.01	—	(a)
Diversified Mid-Cap Growth Fund—I Class	May 3, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Dividend Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Dynamic Credit Fund	November 14, 2018 – April 30, 2021	0.81	—	—	(b)
Dynamic Credit Fund—I Class	November 14, 2018 – April 30, 2021	—	0.05	—	(a)
Dynamic Global Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	0.75	—	—	(b)
Dynamic Global Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	0.90	—	—	(b)
Dynamic Global Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Emerging Europe Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Emerging Markets Bond Fund—Advisor Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	—	April 30, 2020(e)
Emerging Markets Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Corporate Bond Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	1.15	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	1.25	—	—	(b)
Emerging Markets Corporate Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Discovery Stock Fund	August 24, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.50	—	—	(b)
Emerging Markets Discovery Stock Fund—Advisor Class	August 24, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.65	—	—	(b)
Emerging Markets Discovery Stock Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund	May 1, 2016 – April 30, 2018	1.10	—	—	(b)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
Equity Income Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Equity Index 500 Fund	May 1, 2016 – August 31, 2016 September 1, 2016 – July 31, 2017 August 1, 2017 – April 30, 2020	0.30 0.25 0.21	— — —	—	August 31, 2018(e) July 31, 2017(e) April 30, 2022(e)
Equity Index 500 Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
European Stock Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
Financial Services Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Floating Rate Fund	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.85	—	—	(b)
Floating Rate Fund—Advisor Class	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	—	(b)
Floating Rate Fund—I Class	November 29, 2016 – September 30, 2019	—	0.05	—	(a)
Georgia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Global Allocation Fund	March 1, 2016 – February 28, 2018	1.05	—	—	(b)
Global Allocation Fund—Advisor Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.15	—	—	(b)
Global Allocation Fund—I Class	March 23, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
Global Consumer Fund	June 27, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	1.05	—	—	(b)
Global Growth Stock Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.00	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Global Growth Stock Fund—Advisor Class	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.10	—	—	(b)
Global Growth Stock Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
Global High Income Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	0.85	—	—	(b)
Global High Income Bond Fund— Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	1.00	—	—	(b)
Global High Income Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Global Industrials Fund	May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.05	—	—	(b)
Global Industrials Fund—I Class	May 3, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Global Multi-Sector Bond Fund— Advisor Class	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	—	(b)
Global Multi-Sector Bond Fund—I Class	March 23, 2016 – November 30, 2017 December 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05 0.01	—	(a)
Global Real Estate Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	1.05	—	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2021	1.15	—	—	(b)
Global Real Estate Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Global Stock Fund—Advisor Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.15	—	—	February 29, 2020(e) February 28, 2022(e)
Global Stock Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
Global Technology Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
GNMA Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
Government Money Fund	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
Government Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
Government Money Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
Growth & Income Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Growth Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Health Sciences Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
High Yield Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	—	(a)
Inflation Protected Bond Fund	October 1, 2016 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.41	—	—	July 31, 2019(e) September 30, 2021(e)
Inflation Protected Bond Fund	October 1, 2018 – September 30, 2019	—	—	0.17	(c)
Inflation Protected Bond Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Inflation Protected Bond Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.17	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Institutional Cash Reserves Fund	September 6, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.25	—	—	(b)
Institutional Cash Reserves Fund	October 1, 2018 – September 30, 2019	—	—	0.20	(c)
Institutional Frontier Markets Equity Fund	September 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.35	—	—	(b)
Institutional Global Focused Growth Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	0.75	—	—	(b)
Institutional Global Value Equity Fund	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	0.75	—	—	(b)
Institutional International Core Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	0.75	—	—	(b)
Institutional International Disciplined Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	0.75	—	—	(b)
Institutional International Growth Equity Fund	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	0.75	—	—	February 29, 2020(e) February 28, 2022(e)
Intermediate Tax-Free High Yield Fund	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.75	—	—	(b)
Intermediate Tax-Free High Yield Fund—Advisor Class	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
International Bond Fund	August 1, 2017 - April 30, 2020	0.74	—	—	(b)
International Bond Fund—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	—	(b)
International Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
International Bond Fund (USD Hedged)	August 1, 2017 - April 30, 2020	0.74	—	—	(b)
International Bond Fund (USD Hedged)—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	—	(b)
International Bond Fund (USD Hedged)— I Class	August 1, 2017 – April 30, 2020	—	0.05	—	(a)
International Disciplined Equity Fund	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	0.90	—	—	(b)
International Disciplined Equity Fund—Advisor Class	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	1.00	—	—	(b)
International Disciplined Equity Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
International Discovery Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
International Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
International Stock Fund—R Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.40	—	—	(b)
International Value Equity Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
Japan Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
Latin America Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2019	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund	September 1, 2015 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.41	— —	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Limited Duration Inflation Focused Bond Fund	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—I Class	September 29, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Money Fund	April 1, 2017 – June 30, 2019	0.55	—	—	(b)
Maryland Tax-Free Money Fund	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Maryland Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Money Fund—I Class	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Mid-Cap Growth Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Mid-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	0.32	—	—	(b)
Mid-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Mid-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Multi-Strategy Total Return Fund	February 23, 2018 – February 29, 2020	1.35	—	—	(b)
Multi-Strategy Total Return Fund— Advisor Class	February 23, 2018 – February 29, 2020	1.60	—	—	(b)
Multi-Strategy Total Return Fund—I Class	February 23, 2018 – February 29, 2020	—	0.05	—	(a)
New America Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
New Asia Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
New Era Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
New Horizons Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
New Income Fund	October 1, 2018 – September 30, 2019	—	—	0.0765(f)	(c)
New Income Fund—Advisor Class	October 1, 2018 – September 30, 2019	—	—	0.0765(f)	(c)
New Income Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	—	(a)
New Income Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.0765(f)	(c)
New Income Fund—R Class	October 1, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.15	—	—	(b)
New Income Fund—R Class	October 1, 2018 – September 30, 2019	—	—	0.0765(f)	(c)
New Jersey Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Money Fund	July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	—	(b)
New York Tax-Free Money Fund	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
New York Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Money Fund—I Class	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Overseas Stock Fund—Advisor Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.10	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Overseas Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
Personal Strategy Balanced Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Personal Strategy Growth Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Personal Strategy Income Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
QM Global Equity Fund	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.79	—	—	(b)
QM Global Equity Fund—Advisor Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.04	—	—	(b)
QM Global Equity Fund—I Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.89	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.14	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Small-Cap Growth Equity Fund— I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Value Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.74	—	—	(b)
QM U.S. Value Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.99	—	—	(b)
QM U.S. Value Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Real Assets Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Real Estate Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Retirement I 2005 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2010 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.00	—	(a)
Retirement I 2015 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2020 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2025 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2030 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2035 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2040 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2045 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2050 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2055 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement I 2060 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)
Retirement Balanced I Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Retirement Income 2020 Fund	May 25, 2017 – April 30, 2020	—	0.25	—	(a)
Science & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Short-Term Bond Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Small-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	0.34	—	—	(b)
Small-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Small-Cap Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Small-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Summit Municipal Income Fund	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Income Fund—Advisor Class	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Income Fund—I Class	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Income Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Summit Municipal Intermediate Fund	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Intermediate Fund—Advisor Class	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Intermediate Fund— I Class	Effective March 1, 2019 (g)	0.50	—	—	(b)
Summit Municipal Intermediate Fund— I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Target 2005 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.58	—	—	(b)
Target 2005 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2005 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.83	—	—	(b)
Target 2005 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2005 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2010 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.58	—	—	(b)
Target 2010 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2010 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.83	—	—	(b)
Target 2010 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2010 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.00	—	(a)
Target 2015 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.61	—	—	(b)
Target 2015 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2015 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.86	—	—	(b)
Target 2015 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2015 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2020 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.64	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Target 2020 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2020 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.89	—	—	(b)
Target 2020 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2020 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2025 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.67	—	—	(b)
Target 2025 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2025 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.92	—	—	(b)
Target 2025 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2025 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2030 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.70	—	—	(b)
Target 2030 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2030 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.95	—	—	(b)
Target 2030 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2030 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2035 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.72	—	—	(b)
Target 2035 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2035 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.97	—	—	(b)
Target 2035 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2035 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2040 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.74	—	—	(b)
Target 2040 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2040 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.99	—	—	(b)
Target 2040 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2040 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2045 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.74	—	—	(b)
Target 2045 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2045 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.99	—	—	(b)
Target 2045 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2045 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Target 2050 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2050 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2050 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2050 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2050 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2055 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2055 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2055 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2055 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2055 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2060 Fund	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2060 Fund	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2060 Fund—Advisor Class	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2060 Fund—Advisor Class	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2060 Fund—I Class	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Tax-Efficient Equity Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Exempt Money Fund	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Tax-Exempt Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Exempt Money Fund—I Class	July 1, 2018 – June 30, 2019	—	—	0.28	(c)
Tax-Free High Yield Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	—	(a)
Tax-Free Income Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Free Short-Intermediate Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	—	(a)
Total Return Fund	November 15, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.57	—	—	(b)
Total Return Fund—Advisor Class	November 15, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.82	—	—	(b)
Total Return Fund—I Class	November 15, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
U.S. High Yield Fund	May 22, 2017 – September 30, 2019	0.79	—	—	(a)
U.S. High Yield Fund—Advisor Class	May 22, 2017 – September 30, 2019	0.94	—	—	(a)
U.S. High Yield Fund—I Class	May 22, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Large-Cap Core Fund—Advisor Class	May 1, 2016 – April 30, 2018	1.20	—	—	(b)
U.S. Large-Cap Core Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – April 30, 2021	—	0.05	—	(a)
U.S. Treasury Income Fund	October 1, 2018 – September 30, 2019	—	—	0.15	(c)
U.S. Treasury Income Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.15	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
U.S. Treasury Intermediate Fund	October 1, 2018 – September 30, 2019	—	—	0.15	(c)
U.S. Treasury Intermediate Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Intermediate Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.15	(c)
U.S. Treasury Long-Term Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Money Fund	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
U.S. Treasury Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Money Fund—I Class	October 1, 2018 – September 30, 2019	—	—	0.25	(c)
Ultra Short-Term Bond Fund	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.35	—	—	(b)
Ultra Short-Term Bond Fund—I Class	July 6, 2017 – September 30, 2019	—	0.05	—	(a)
Value Fund	May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)
Value Fund—Advisor Class	May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)
Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Value Fund—I Class	May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)
Virginia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)

¹ T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated. The payment of Class-Level Operating Expenses pursuant to the limitation could result in the payment of operating expenses that are not allocated to a particular class (“Fund-Level Operating Expenses”), such as custody fees and certain expenses related to the management of the fund’s portfolio. Even though other classes are not subject to the limitation, the payment of Fund-Level Operating Expenses would decrease the overall expenses of other classes and the reimbursement of previously paid Fund-Level Operating Expenses would increase the overall expenses of other classes.

3 T. Rowe Price has agreed to waive a portion of its management fee in order to limit the fund’s management fee to the percentage indicated of the fund’s average daily net assets. The agreement may be terminated at any time beyond the expiration of the current expense limitation with approval by the fund’s Board of Directors.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) Fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the fund.

(d) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $27.5 billion.

(e) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(f) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $20 billion.

(g) T. Rowe Price has contractually agreed to permanently waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and with respect to any class other than the Investor Class, 12b-1 fees) that would cause the class’ ratio of expenses to average daily net assets to exceed the limit.

The following information sets forth fees that were waived and expenses that were paid pursuant to contractual expense limitations during the funds’ prior fiscal year, as well as any amounts that were reimbursed to T. Rowe Price and amounts that remain subject to reimbursement.

Africa & Middle East Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the of $398,000 remain subject to repayment by the fund.

Asia Opportunities Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $784,000 remain subject to repayment by the fund.

Balanced Fund At December 31, 2018, the I Class operated below its expense limitation.

Blue Chip Growth Fund At December 31, 2018, the I Class operated below its expense limitation.

California Tax-Free Bond Fund At February 28, 2018, expenses in the amount of $46,000 were waived/paid by the manager and remain subject to repayment by the fund.

California Tax-Free Money Fund At February 28, 2018, expenses in the amount of $252,000 were waived/paid by the manager. Including this amount, management fees waived and expenses previously waived/paid by the manager in the amount of $619,000 remain subject to repayment.

Capital Appreciation Fund At December 31, 2018, the I Class operated below its expense limitation.

Capital Opportunity Fund At December 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $155,000 remain subject to repayment by the fund.

Communications & Technology Fund At December 31, 2018, the I Class operated below its expense limitation.

Corporate Income Fund At May 31, 2018, the class operated below its expense limitation.

Credit Opportunities Fund At May 31, 2018, expenses in the amount of $269,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid in the amount of $798,000 remain subject to repayment.

Diversified Mid-Cap Growth Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. There were no amounts subject to repayment by the fund.

Dividend Growth Fund At December 31, 2018, the I Class operated below its expense limitation.

Dynamic Global Bond Fund At December 31, 2018, $787,000 of expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $5,000 remain subject to repayment by the fund.

Emerging Europe Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $607,000 remain subject to repayment by the fund.

Emerging Markets Bond Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $5,000 remain subject to repayment.

Emerging Markets Corporate Bond Fund At December 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $801,000 remain subject to repayment by the fund.

Emerging Markets Discovery Stock Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by and/or repaid to the manager in the amount of $817,000 remain subject to repayment by the fund.

Emerging Markets Local Currency Bond Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $586,000 remain subject to repayment by the fund.

Emerging Markets Stock Fund At October 31, 2018, the I Class operated below its expense limitation.

Equity Income Fund At December 31, 2018, the I Class operated below its expense limitation.

Equity Index 500 Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $799,000 remain subject to repayment by the fund.

European Stock Fund At October 31, 2018, the I Class operated below its expense limitation.

Financial Services Fund At December 31, 2018, expenses were waived/paid by the manager and remain subject to repayment by the fund.

Floating Rate Fund At May 31, 2018, the I Class operated below its expense limitation. At May 31, 2018, expenses in the amount of $66,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $157,000 remain subject to repayment.

Georgia Tax-Free Bond Fund At February 28, 2018, $121,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

Global Allocation Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $739,000 remain subject to repayment by the fund.

Global Consumer Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $610,000 remain subject to repayment by the fund.

Global Growth Stock Fund At October 31, 2018, expenses were repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $501,000 remain subject to repayment by the fund.

Global High Income Bond Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $801,000 remain subject to repayment by the fund.

Global Industrials Fund At December 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $710,000 remain subject to repayment by the fund.

Global Multi-Sector Bond Fund At May 31, 2018, expenses in the amount of $276,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $504,000 remain subject to repayment.

Global Real Estate Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $515,000 remain subject to repayment by the fund.

Global Stock Fund At October 31, 2018, expenses were repaid to the manager.

Global Technology Fund At December 31, 2018, the I Class operated below its expense limitation.

GNMA Fund At May 1, 2018, expenses in the amount of $3,000 were waived/paid by the manager and remain subject to repayment.

Government Money Fund At May 31, 2018, the class operated below its expense limitation.

Growth & Income Fund At December 31, 2018, the I Class operated below its expense limitation.

Growth Stock Fund At December 31, 2018, the I Class operated below its expense limitation.

Health Sciences Fund At December 31, 2018, the I Class operated below its expense limitation.

High Yield Fund At May 31, 2018, the class operated below its expense limitation.

Inflation Protected Bond Fund At May 31, 2018, expenses in the amount of $45,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $763,000 remain subject to repayment.

Institutional Cash Reserves Fund At May 31, 2018, $286,000 of expenses were waived/paid by the manager and expenses previously waived/paid by the manager in the amount of $615,000 remain subject to repayment.

Institutional Frontier Markets Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $456,000 remain subject to repayment by the fund.

Institutional Global Focused Growth Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $623,000 remain subject to repayment by the fund.

Institutional Global Growth Equity Fund At October 31, 2018, expenses were repaid to the manager and there were no amounts subject to repayment by the fund.

Institutional Global Value Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $714,000 remain subject to repayment by the fund.

Institutional International Core Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $428,000 remain subject to repayment by the fund.

Institutional International Disciplined Equity Fund At October 31, 2018, expenses were repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $74,000 remain subject to repayment by the fund.

Institutional International Growth Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $691,000 remain subject to repayment by the fund.

Intermediate Tax-Free High Yield Fund At February 28, 2018, expenses in the amount of $217,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $641,000 remain subject to repayment.

International Bond Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager and remain subject to repayment by the fund.

International Bond Fund (USD Hedged) At December 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in an amount less than $1,000 remain subject to repayment by the fund.

International Disciplined Equity Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $860,000 remain subject to repayment by the fund.

International Discovery Fund At October 31, 2018, the I Class operated below its expense limitation.

International Stock Fund At October 31, 2018, the I and R Classes operated below their expense limitations.

International Value Equity Fund At October 31, 2018, the I Class operated below its expense limitation.

Japan Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $158,000 remain subject to repayment by the fund.

Latin America Fund At October 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $285,000 remain subject to repayment by the fund.

Limited Duration Inflation Focused Bond Fund At May 31, 2018, the I Class operated below its expense limitation. At May 31, 2018, $380,000 of expenses were repaid to the manager and there were no amounts subject to repayment.

Maryland Short-Term Tax-Free Bond Fund At February 28, 2018, $166,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

Maryland Tax-Free Bond Fund At February 28, 2018, the class operated below its expense limitation.

Maryland Tax-Free Money Fund At February 28, 2018, $205,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

Mid-Cap Growth Fund At December 31, 2018, the I Class operated below its expense limitation.

Mid-Cap Index Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $586,000 remain subject to repayment by the fund.

Mid-Cap Value Fund At December 31, 2018, the I Class operated below its expense limitation.

Multi-Strategy Total Return Fund At October 31, 2018, expenses were waived/paid by the manager and remain subject to repayment by the fund.

New America Growth Fund At December 31, 2018, the I Class operated below its expense limitation.

New Asia Fund At October 31, 2018, the I Class operated below its expense limitation.

New Era Fund At December 31, 2018, the I Class operated below its expense limitation.

New Horizons Fund At December 31, 2018, the I Class operated below its expense limitation.

New Income Fund At May 31, 2018, the I Class operated below its expense limitation. At May 31, 2018, expenses in the amount less than $1,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $5,000 remain subject to repayment.

New Jersey Tax-Free Bond Fund At February 28, 2018, $104,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

New York Tax-Free Bond Fund At February 28, 2018, $81,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

New York Tax-Free Money Fund At February 28, 2018, expenses in the amount of $210,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $578,000 remain subject to repayment.

Overseas Stock Fund At October 31, 2018, expenses were repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $2,000 remain subject to repayment by the fund.

Personal Strategy Balanced Fund At May 31, 2018, the class operated below its expense limitation.

Personal Strategy Growth Fund At May 31, 2018, the class operated below its expense limitation.

Personal Strategy Income Fund At May 31, 2018, the class operated below its expense limitation.

QM Global Equity Fund At December 31, 2018, expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $858,000 remain subject to repayment by the fund.

QM U.S. Small & Mid-Cap Core Equity Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $827,000 remain subject to repayment by the fund.

QM U.S. Value Equity Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $850,000 remain subject to repayment by the fund.

Real Assets Fund At December 31, 2018, the I Class operated below its expense limitation.

Real Estate Fund At December 31, 2018, the I Class operated below its expense limitation.

Retirement I 2005 Fund At May 31, 2018, $221,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $563,000 remain subject to repayment.

Retirement I 2010 Fund At May 31, 2018, $275,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $631,000 remain subject to repayment.

Retirement I 2015 Fund At May 31, 2018, $264,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $603,000 remain subject to repayment.

Retirement I 2020 Fund At May 31, 2018, $335,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $591,000 remain subject to repayment.

Retirement I 2025 Fund At May 31, 2018, $335,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $608,000 remain subject to repayment.

Retirement I 2030 Fund At May 31, 2018, $331,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $570,000 remain subject to repayment.

Retirement I 2035 Fund At May 31, 2018, $340,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $651,000 remain subject to repayment.

Retirement I 2040 Fund At May 31, 2018, $325,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $611,000 remain subject to repayment.

Retirement I 2045 Fund At May 31, 2018, $327,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $673,000 remain subject to repayment.

Retirement I 2050 Fund At May 31, 2018, $323,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $677,000 remain subject to repayment.

Retirement I 2055 Fund At May 31, 2018, $300,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $669,000 remain subject to repayment.

Retirement I 2060 Fund At May 31, 2018, $260,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $633,000 remain subject to repayment.

Retirement Balanced I Fund At May 31, 2018, $210,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $559,000 remain subject to repayment.

Retirement Income 2020 Fund At December 31, 2018, expenses were paid by and/or repaid to the manager. Including this amount, expenses previously paid by the manager in the amount of $265,000 remain subject to repayment by the fund.

Science & Technology Fund At December 31, 2018, the I Class operated below its expense limitation.

Short-Term Bond Fund At May 31, 2018, the class operated below its expense limitation.

Small-Cap Index Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $633,000 remain subject to repayment by the fund.

Small-Cap Stock Fund At December 31, 2018, the I Class operated below its expense limitation.

Small-Cap Value Fund At December 31, 2018, the I Class operated below its expense limitation.

Target 2005 Fund At May 31, 2018, $210,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $497,000 remain subject to repayment.

Target 2010 Fund At May 31, 2018, $200,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $471,000 remain subject to repayment.

Target 2015 Fund At May 31, 2018, $138,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $342,000 remain subject to repayment.

Target 2020 Fund At May 31, 2018, $89,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $291,000 remain subject to repayment.

Target 2025 Fund At May 31, 2018, $61,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $324,000 remain subject to repayment.

Target 2030 Fund At May 31, 2018, $119,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $435,000 remain subject to repayment.

Target 2035 Fund At May 31, 2018, $201,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $562,000 remain subject to repayment.

Target 2040 Fund At May 31, 2018, $220,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $584,000 remain subject to repayment.

Target 2045 Fund At May 31, 2018, $246,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $615,000 remain subject to repayment.

Target 2050 Fund At May 31, 2018, $236,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $612,000 remain subject to repayment.

Target 2055 Fund At May 31, 2018, $244,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $629,000 remain subject to repayment.

Target 2060 Fund At May 31, 2018, $248,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $602,000 remain subject to repayment.

Tax-Efficient Equity Fund At February 28, 2018, $121,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund.

Tax-Exempt Money Fund At February 28, 2018, $91,000 of expenses were waived/paid by the manager and remain subject to repayment by the fund

Tax-Free High Yield Fund At February 28, 2018, the class operated below its expense limitation.

Tax-Free Income Fund At February 28, 2018, the class operated below its expense limitation.

Tax-Free Short-Intermediate Fund At February 28, 2018, the class operated below its expense limitation.

Total Return Fund At May 31, 2018, expenses in the amount of $342,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $529,000 remain subject to repayment.

U.S. High Yield Fund At May 31, 2018, $401,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $465,000 remain subject to repayment.

U.S. Large-Cap Core Fund At December 31, 2018, expenses were waived/paid by and/or repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $226,000 remain subject to repayment by the fund.

U.S. Treasury Intermediate Fund At May 31, 2018, expenses in the amount of $123,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $135,000 remain subject to repayment.

U.S. Treasury Long-Term Fund At May 31, 2018, expenses in the amount of $8,000 were waived/paid by the manager and remain subject to reimbursement.

U.S. Treasury Money Fund At May 31, 2018, expenses in the amount of $87,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $91,000 remain subject to repayment.

Ultra Short-Term Bond Fund At May 31, 2018, expenses in the amount of $327,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $1,155,000 remain subject to repayment.

Value Fund At December 31, 2018, the I Class operated below its expense limitation.

Virginia Tax-Free Bond Fund At February 28, 2018, the class operated below its expense limitation.

Management Related Services

In addition to the management fee, the funds (other than the All-Inclusive Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary of T. Rowe Price, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. Pursuant to an agreement between the Price Funds and Services, the fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

Pursuant to an agreement between applicable Price Funds and RPS, the fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

Pursuant to an agreement between T. Rowe Price and BNY Mellon, BNY Mellon provides a variety of non-discretionary portfolio accounting and investment operations functions, including but not limited to trade support, security pricing unrelated to fair valuation, and non-discretionary aspects of corporate actions, and collateral management functions, to T. Rowe Price for the Price Funds. The fees paid by T. Rowe Price to BNY Mellon under this agreement are based on a combination of flat, asset based, and transaction fees.

T. Rowe Price, under a separate agreement with the Price Funds, provides accounting services to the funds. Prior to August 1, 2015, all accounting services for the Price Funds were generally provided by T. Rowe Price. Beginning August 1, 2015, certain accounting services are provided to the Price Funds by T. Rowe Price and certain accounting services are provided to the Price Funds by BNY Mellon, subject to the oversight of T. Rowe Price. The following table shows the fees paid by the funds for accounting services during the fiscal years indicated.

Fund	Fiscal Year Ended
	2/28/18*	2/28/17**	2/29/16**
California Tax-Free Bond Fund	$157,000	$74,000	$70,000
California Tax-Free Bond Fund—I Class	1,000	(a)	(a)
California Tax-Free Money Fund	155,000	74,000	70,000
California Tax-Free Money Fund—I Class	(b)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond Fund	156,000	74,000	70,000
Georgia Tax-Free Bond Fund—I Class	(b)	(a)	(a)
High Yield Multi-Sector Account Portfolio	—	—	—
Intermediate Tax-Free High Yield Fund	151,000	71,000	98,000
Intermediate Tax-Free High Yield Fund—Advisor Class	2,000	1,000	3,000
Intermediate Tax-Free High Yield Fund—I Class	3,000	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	—	—	—
Maryland Short-Term Tax-Free Bond Fund	148,000	74,000	70,000
Maryland Short-Term Tax-Free Bond Fund—I Class	8,000	(a)	(a)
Maryland Tax-Free Bond Fund	163,000	74,000	70,000
Maryland Tax-Free Bond Fund—I Class	1,000	(a)	(a)
Maryland Tax-Free Money Fund	156,000	74,000	70,000
Maryland Tax-Free Money Fund—I Class	(b)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond Fund	157,000	74,000	70,000
New Jersey Tax-Free Bond Fund—I Class	(b)	(a)	(a)
New York Tax-Free Bond Fund	156,000	74,000	70,000
New York Tax-Free Bond Fund—I Class	1,000	(a)	(a)
New York Tax-Free Money Fund	155,000	74,000	70,000
New York Tax-Free Money Fund—I Class	(b)	(a)	(a)
Tax-Efficient Equity Fund	157,000	74,000	70,000
Tax-Efficient Equity Fund—I Class	(b)	(a)	(a)
Tax-Exempt Money Fund	156,000	74,000	81,000

Fund	Fiscal Year Ended
	2/28/18*	2/28/17**	2/29/16**
Tax-Exempt Money Fund—I Class	(b)	(a)	(a)
Tax-Free High Yield Fund	141,000	70,000	101,000
Tax-Free High Yield Fund—Advisor Class	23,000	5,000	(b)
Tax-Free High Yield Fund—I Class	9,000	(b)	(a)
Tax-Free Income Fund	128,000	57,000	66,000
Tax-Free Income Fund—I Class	1,000	(a)	(a)
Tax-Free Income Fund—Advisor Class	37,000	14,000	25,000
Tax-Free Short-Intermediate Fund	150,000	74,000	80,000
Tax-Free Short-Intermediate Fund—Advisor Class	(b)	(b)	(b)
Tax-Free Short-Intermediate Fund—I Class	12,000	(a)	(a)
Virginia Tax-Free Bond Fund	159,000	74,000	70,000
Virginia Tax-Free Bond Fund—I Class	1,000	(a)	(a)

* Reflects fees paid by the fund to T. Rowe Price and BNY Mellon for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/18*	5/31/17*	5/31/16**
Corporate Income Fund	$154,000	$159,000	$62,000
Corporate Income Fund—I Class	10,000	6,000	(a)
Credit Opportunities Fund	158,000	162,000	77,000
Credit Opportunities Fund—Advisor Class	(a)	1,000	(a)
Credit Opportunities Fund—I Class	1,000	(a)	(b)
Floating Rate Fund	150,000	153,000	68,000
Floating Rate Fund—Advisor Class	9,000	11,000	3,000
Floating Rate Fund—I Class	6,000	(a)	(b)
Global Multi-Sector Bond Fund	142,000	148,000	76,000
Global Multi-Sector Bond Fund—Advisor Class	7,000	8,000	2,000
Global Multi-Sector Bond Fund—I Class	13,000	8,000	(a)
GNMA Fund	166,000	166,000	62,000
GNMA Fund—I Class	(a)	0	(b)
Government Money Fund	192,000	179,000	62,000
Government Money Fund—I Class	3,000	0	(b)
Government Reserve Fund	225,000	201,000	62,000
High Yield Fund	157,000	143,000	68,000
High Yield Fund—Advisor Class	1,000	1,000	6,000
High Yield Fund—I Class	39,000	39,000	3,000
Inflation Protected Bond Fund	143,000	155,000	67,000
Inflation Protected Bond Fund—I Class	19,000	9,000	(a)
Institutional Cash Reserves Fund	191,000	273,000	(b)
Institutional Core Plus Fund	164,000	164,000	77,000

Fund	Fiscal Year Ended
	5/31/18*	5/31/17*	5/31/16**
Institutional Floating Rate Fund	162,000	144,000	55,000
Institutional Floating Rate Fund—F Class	20,000	28,000	16,000
Institutional High Yield Fund	167,000	167,000	73,000
Institutional Long Duration Credit Fund	160,000	163,000	62,000
Limited Duration Inflation Focused Bond Fund	177,000	170,000	66,000
Limited Duration Inflation Focused Bond Fund—I Class	18,000	8,000	(a)
New Income Fund	247,000	208,000	81,000
New Income Fund—Advisor Class	(a)	(a)	(a)
New Income Fund—I Class	55,000	17,000	(a)
New Income Fund—R Class	(a)	(a)	(a)
Personal Strategy Balanced Fund	160,000	165,000	73,000
Personal Strategy Balanced Fund—I Class	10,000	3,000	(a)
Personal Strategy Growth Fund	159,000	164,000	73,000
Personal Strategy Growth Fund—I Class	10,000	3,000	(a)
Personal Strategy Income Fund	157,000	164,000	73,000
Personal Strategy Income Fund—I Class	12,000	3,000	(a)
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2005 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund—R Class	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2010 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund—R Class	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2015 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund—R Class	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2020 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund—R Class	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2025 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund—R Class	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2030 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund—R Class	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2035 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund—R Class	(c)	(c)	(c)
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2040 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund—R Class	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/18*	5/31/17*	5/31/16**
Retirement 2045 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund—R Class	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2050 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund—R Class	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2055 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund—R Class	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(c)
Retirement 2060 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2060 Fund—R Class	(c)	(c)	(c)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement Balanced Fund—Advisor Class	(c)	(c)	(c)
Retirement Balanced Fund—R Class	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(c)
Retirement I 2010 Fund—I Class	(c)	(c)	(c)
Retirement I 2015 Fund—I Class	(c)	(c)	(c)
Retirement I 2020 Fund—I Class	(c)	(c)	(c)
Retirement I 2025 Fund—I Class	(c)	(c)	(c)
Retirement I 2030 Fund—I Class	(c)	(c)	(c)
Retirement I 2035 Fund—I Class	(c)	(c)	(c)
Retirement I 2040 Fund—I Class	(c)	(c)	(c)
Retirement I 2045 Fund—I Class	(c)	(c)	(c)
Retirement I 2050 Fund—I Class	(c)	(c)	(c)
Retirement I 2055 Fund—I Class	(c)	(c)	(c)
Retirement I 2060 Fund—I Class	(c)	(c)	(c)
Retirement Balanced I Fund—I Class	(c)	(c)	(c)
Short-Term Fund	174,000	170,000	73,000
Short-Term Bond Fund	154,000	147,000	69,000
Short-Term Bond Fund—Advisor Class	2,000	3,000	1,000
Short-Term Bond Fund—I Class	24,000	25,000	(a)
Short-Term Government Fund	(b)	(b)	(b)
Target 2005 Fund	(c)	(c)	(c)
Target 2005 Fund—Advisor Class	(c)	(c)	(c)
Target 2005 Fund—I Class	(c)	(c)	(c)
Target 2010 Fund	(c)	(c)	(c)
Target 2010 Fund—Advisor Class	(c)	(c)	(c)
Target 2010 Fund—I Class	(c)	(c)	(c)
Target 2015 Fund	(c)	(c)	(c)
Target 2015 Fund—Advisor Class	(c)	(c)	(c)
Target 2015 Fund—I Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/18*	5/31/17*	5/31/16**
Target 2020 Fund	(c)	(c)	(c)
Target 2020 Fund—Advisor Class	(c)	(c)	(c)
Target 2020 Fund—I Class	(c)	(c)	(c)
Target 2025 Fund	(c)	(c)	(c)
Target 2025 Fund—Advisor Class	(c)	(c)	(c)
Target 2025 Fund—I Class	(c)	(c)	(c)
Target 2030 Fund	(c)	(c)	(c)
Target 2030 Fund—Advisor Class	(c)	(c)	(c)
Target 2030 Fund—I Class	(c)	(c)	(c)
Target 2035 Fund	(c)	(c)	(c)
Target 2035 Fund—Advisor Class	(c)	(c)	(c)
Target 2035 Fund—I Class	(c)	(c)	(c)
Target 2040 Fund	(c)	(c)	(c)
Target 2040 Fund—Advisor Class	(c)	(c)	(c)
Target 2040 Fund—I Class	(c)	(c)	(c)
Target 2045 Fund	(c)	(c)	(c)
Target 2045 Fund—Advisor Class	(c)	(c)	(c)
Target 2045 Fund—I Class	(c)	(c)	(c)
Target 2050 Fund	(c)	(c)	(c)
Target 2050 Fund—Advisor Class	(c)	(c)	(c)
Target 2050 Fund—I Class	(c)	(c)	(c)
Target 2055 Fund	(c)	(c)	(c)
Target 2055 Fund—Advisor Class	(c)	(c)	(c)
Target 2055 Fund—I Class	(c)	(c)	(c)
Target 2060 Fund	(c)	(c)	(c)
Target 2060 Fund—Advisor Class	(c)	(c)	(c)
Target 2060 Fund—I Class	(c)	(c)	(c)
Total Return Fund	169,000	91,000	(b)
Total Return Fund—Advisor Class	1,000	(a)	(b)
Total Return Fund—I Class	2,000	(a)	(b)
Treasury Reserve Fund	176,000	169,000	58,000
U.S. High Yield Fund	75,000	(a)	(b)
U.S. High Yield Fund—Advisor Class	23,000	2,000	(b)
U.S. High Yield Fund—I Class	67,000	4,000	(b)
U.S. Treasury Intermediate Fund	161,000	164,000	58,000
U.S. Treasury Intermediate Fund—I Class	1,000	0	(b)
U.S. Treasury Long-Term Fund	154,000	164,000	58,000
U.S. Treasury Long-Term Fund—I Class	13,000	0	(b)
U.S. Treasury Money Fund	172,000	171,000	58,000
U.S. Treasury Money Fund—I Class	14,000	0	(b)

Fund	Fiscal Year Ended
	5/31/18*	5/31/17*	5/31/16**
Ultra Short-Term Bond Fund	156,000	164,000	58,000
Ultra Short-Term Bond Fund—I Class	6,000	(b)	(b)

* Reflects fees paid by the fund to T. Rowe Price and BNY Mellon for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/18*	10/31/17*	10/31/16**
Africa & Middle East Fund	$145,000	$158,000	$60,000
Africa & Middle East Fund—I Class	9,000	1,000	(a)
Asia Opportunities Fund	134,000	155,000	59,000
Asia Opportunities Fund—Advisor Class	(b)	1,000	(b)
Asia Opportunities Fund—I Class	19,000	2,000	(a)
Cash Reserves Fund	161,000	165,000	60,000
Emerging Europe Fund	149,000	158,000	60,000
Emerging Europe Fund—I Class	5,000	1,000	(a)
Emerging Markets Discovery Stock Fund	140,000	160,000	58,000
Emerging Markets Discovery Stock Fund—Advisor Class	1,000	2,000	(b)
Emerging Markets Discovery Stock Fund—I Class	12,000	1,000	(a)
Emerging Markets Stock Fund	149,000	151,000	55,000
Emerging Markets Stock Fund—I Class	47,000	36,000	5,000
European Stock Fund	155,000	162,000	60,000
European Stock Fund—I Class	3,000	(b)	(a)
Global Allocation Fund	136,000	142,000	57,000
Global Allocation Fund—Advisor Class	4,000	5,000	2,000
Global Allocation Fund—I Class	15,000	12,000	(b)
Global Growth Stock Fund	80,000	154,000	59,000
Global Growth Stock Fund—Advisor Class	1,000	2,000	(b)
Global Growth Stock Fund—I Class	73,000	2,000	(a)
Global Stock Fund	130,000	158,000	60,000
Global Stock Fund—Advisor Class	4,000	1,000	(b)
Global Stock Fund—I Class	22,000	1,000	(a)
Institutional Africa & Middle East Fund	154,000	159,000	60,000
Institutional Emerging Markets Equity Fund	160,000	163,000	60,000
Institutional Frontier Markets Equity Fund	153,000	159,000	60,000
Institutional Global Focused Growth Equity Fund	153,000	159,000	60,000
Institutional Global Growth Equity Fund	155,000	160,000	60,000
Institutional Global Value Equity Fund	153,000	159,000	60,000
Institutional International Core Equity Fund	154,000	159,000	60,000
Institutional International Disciplined Equity Fund	155,000	160,000	60,000

Fund	Fiscal Year Ended
	10/31/18*	10/31/17*	10/31/16**
Institutional International Growth Equity Fund	154,000	159,000	60,000
International Disciplined Equity Fund	97,000	141,000	57,000
International Disciplined Equity Fund—Advisor Class	3,000	15,000	3,000
International Disciplined Equity Fund—I Class	54,000	3,000	(a)
International Discovery Fund	116,000	116,000	49,000
International Discovery Fund—I Class	70,000	61,000	11,000
International Equity Index Fund	155,000	160,000	60,000
International Stock Fund	171,000	176,000	53,000
International Stock Fund—Advisor Class	2,000	3,000	3,000
International Stock Fund—I Class	38,000	30,000	4,000
International Stock Fund—R Class	(b)	(b)	(b)
International Value Equity Fund	172,000	181,000	57,000
International Value Equity Fund—Advisor Class	2,000	3,000	(b)
International Value Equity Fund—I Class	29,000	14,000	2,000
International Value Equity Fund—R Class	1,000	1,000	(b)
Japan Fund	156,000	160,000	60,000
Japan Fund—I Class	3,000	(b)	(a)
Latin America Fund	152,000	160,000	60,000
Latin America Fund—I Class	4,000	1,000	(a)
Multi-Strategy Total Return Fund	96,000	(a)	(a)
Multi-Strategy Total Return Fund—Advisor Class	(a)	(a)	(a)
Multi-Strategy Total Return Fund—I Class	10,000	(a)	(a)
New Asia Fund	146,000	154,000	59,000
New Asia Fund—I Class	19,000	13,000	(b)
Overseas Stock Fund	144,000	166,000	58,000
Overseas Stock Fund—Advisor Class	(b)	(b)	(b)
Overseas Stock Fund—I Class	69,000	38,000	2,000
Summit Municipal Income Fund	158,000	162,000	60,000
Summit Municipal Income Fund—Advisor Class	(b)	1,000	(b)
Summit Municipal Income Fund—I Class	(a)	(a)	(a)
Summit Municipal Intermediate Fund	174,000	173,000	60,000
Summit Municipal Intermediate Fund—Advisor Class	(b)	(b)	(b)
Summit Municipal Intermediate Fund—I Class	(a)	(a)	(a)
Summit Municipal Money Market Fund	153,000	159,000	60,000
U.S. Bond Enhanced Index Fund	156,000	161,000	60,000

* Reflects fees paid by the fund to T. Rowe Price and BNY Mellon for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/18*	12/31/17*	12/31/16**
Balanced Fund	$154,000	$161,000	$65,000
Balanced Fund—I Class	16,000	9,000	2,000
Blue Chip Growth Fund	262,000	218,000	55,000
Blue Chip Growth Fund—Advisor Class	26,000	24,000	6,000
Blue Chip Growth Fund—I Class	75,000	42,000	5,000
Blue Chip Growth Fund—R Class	6,000	5,000	1,000
Capital Appreciation Fund	232,000	227,000	62,000
Capital Appreciation Fund—Advisor Class	9,000	11,000	3,000
Capital Appreciation Fund—I Class	28,000	16,000	2,000
Capital Opportunity Fund	144,000	144,000	64,000
Capital Opportunity Fund—Advisor Class	3,000	5,000	3,000
Capital Opportunity Fund—I Class	12,000	7,000	(b)
Capital Opportunity Fund—R Class	2,000	2,000	1,000
Communications & Technology Fund	171,000	168,000	67,000
Communications & Technology Fund—I Class	8,000	4,000	1,000
Diversified Mid-Cap Growth Fund	156,000	159,000	67,000
Diversified Mid-Cap Growth Fund—I Class	5,000	1,000	(a)
Dividend Growth Fund	133,000	137,000	57,000
Dividend Growth Fund—Advisor Class	7,000	9,000	4,000
Dividend Growth Fund—I Class	50,000	39,000	6,000
Dynamic Credit Fund	(a)	(a)	(a)
Dynamic Credit Fund—I Class	(a)	(a)	(a)
Dynamic Global Bond Fund	131,000	37,000	41,000
Dynamic Global Bond Fund—Advisor Class	(b)	1,000	2,000
Dynamic Global Bond Fund—I Class	42,000	121,000	24,000
Emerging Markets Bond Fund	139,000	148,000	65,000
Emerging Markets Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Bond Fund—I Class	38,000	32,000	2,000
Emerging Markets Corporate Bond Fund	136,000	143,000	63,000
Emerging Markets Corporate Bond Fund—Advisor Class	4,000	4,000	1,000
Emerging Markets Corporate Bond Fund—I Class	18,000	10,000	3,000
Emerging Markets Corporate Multi-Sector Account Portfolio	—	—	—
Emerging Markets Local Currency Bond Fund	109,000	153,000	66,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund—I Class	51,000	5,000	1,000
Emerging Markets Local Multi-Sector Account Portfolio	—	—	—
Equity Income Fund	185,000	187,000	58,000
Equity Income Fund—Advisor Class	4,000	5,000	2,000
Equity Income Fund—I Class	48,000	40,000	7,000
Equity Income Fund—R Class	(b)	1,000	(b)

Fund	Fiscal Year Ended
	12/31/18*	12/31/17*	12/31/16**
Equity Index 500 Fund	232,000	240,000	65,000
Equity Index 500 Fund—I Class	32,000	17,000	2,000
Extended Equity Market Index Fund	161,000	160,000	67,000
Financial Services Fund	154,000	159,000	67,000
Financial Services Fund—I Class	7,000	1,000	(b)
Global Consumer Fund	158,000	174,000	44,000
Global High Income Bond Fund	117,000	114,000	61,000
Global High Income Bond Fund—Advisor Class	2,000	4,000	2,000
Global High Income Bond Fund—I Class	39,000	39,000	5,000
Global Industrials Fund	149,000	154,000	67,000
Global Industrials Fund—I Class	9,000	4,000	(a)
Global Real Estate Fund	123,000	134,000	58,000
Global Real Estate Fund—Advisor Class	19,000	21,000	9,000
Global Real Estate Fund—I Class	16,000	3,000	(b)
Global Technology Fund	166,000	170,000	67,000
Global Technology Fund—I Class	15,000	3,000	(b)
Growth & Income Fund	160,000	163,000	67,000
Growth & Income Fund—I Class	2,000	(b)	(b)
Growth Stock Fund	258,000	258,000	56,000
Growth Stock Fund—Advisor Class	23,000	21,000	5,000
Growth Stock Fund—I Class	75,000	43,000	5,000
Growth Stock Fund—R Class	7,000	6,000	1,000
Health Sciences Fund	190,000	188,000	66,000
Health Sciences Fund—I Class	11,000	7,000	1,000
Institutional Emerging Markets Bond Fund	159,000	158,000	67,000
Institutional Large-Cap Core Growth Fund	172,000	167,000	67,000
Institutional Large-Cap Growth Fund	228,000	205,000	67,000
Institutional Large-Cap Value Fund	169,000	169,000	67,000
Institutional Mid-Cap Equity Growth Fund	182,000	179,000	67,000
Institutional Small-Cap Stock Fund	176,000	170,000	67,000
Institutional U.S. Structured Research Fund	160,000	159,000	67,000
International Bond Fund	117,000	150,000	61,000
International Bond Fund—Advisor Class	(b)	(b)	(b)
International Bond Fund—I Class	47,000	24,000	6,000
International Bond Fund (USD Hedged)	144,000	47,000	(a)
International Bond Fund (USD Hedged)—Advisor Class	(b)	(b)	(a)
International Bond Fund (USD Hedged)—I Class	33,000	3,000	(a)
Mid-Cap Growth Fund	217,000	213,000	60,000
Mid-Cap Growth Fund—Advisor Class	9,000	9,000	3,000
Mid-Cap Growth Fund—I Class	48,000	28,000	4,000
Mid-Cap Growth Fund—R Class	1,000	1,000	(b)

Fund	Fiscal Year Ended
	12/31/18*	12/31/17*	12/31/16**
Mid-Cap Index Fund	150,000	155,000	60,000
Mid-Cap Index Fund—I Class	8,000	8,000	3,000
Mid-Cap Value Fund	160,000	166,000	59,000
Mid-Cap Value Fund—Advisor Class	5,000	6,000	2,000
Mid-Cap Value Fund—I Class	40,000	28,000	4,000
Mid-Cap Value Fund—R Class	3,000	3,000	1,000
New America Growth Fund	142,000	141,000	59,000
New America Growth Fund—Advisor Class	11,000	14,000	6,000
New America Growth Fund—I Class	23,000	16,000	2,000
New Era Fund	103,000	122,000	57,000
New Era Fund—I Class	67,000	48,000	10,000
New Horizons Fund	204,000	192,000	62,000
New Horizons Fund—I Class	51,000	32,000	6,000
QM Global Equity Fund	148,000	166,000	50,000
QM Global Equity Fund—Advisor Class	3,000	3,000	1,000
QM Global Equity Fund—I Class	7,000	4,000	1,000
QM U.S. Small & Mid-Cap Core Equity Fund	151,000	167,000	57,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	1,000	2,000	1,000
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	5,000	2,000	1,000
QM U.S. Small-Cap Growth Equity Fund	124,000	138,000	63,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	(b)	(b)	(b)
QM U.S. Small-Cap Growth Equity Fund—I Class	61,000	33,000	4,000
QM U.S. Value Equity Fund	149,000	163,000	56,000
QM U.S. Value Equity Fund—Advisor Class	3,000	3,000	2,000
QM U.S. Value Equity Fund—I Class	6,000	5,000	2,000
Real Assets Fund	134,000	149,000	63,000
Real Assets Fund—I Class	32,000	20,000	4,000
Real Estate Fund	118,000	152,000	61,000
Real Estate Fund—Advisor Class	6,000	8,000	5,000
Real Estate Fund—I Class	51,000	19,000	1,000
Retirement Income 2020 Fund	108,000	70,000	(a)
Science & Technology Fund	150,000	145,000	57,000
Science & Technology Fund—Advisor Class	22,000	23,000	9,000
Science & Technology Fund—I Class	9,000	5,000	1,000
Small-Cap Index Fund	150,000	155,000	60,000
Small-Cap Index Fund—I Class	8,000	8,000	3,000
Small-Cap Stock Fund	158,000	167,000	63,000
Small-Cap Stock Fund—Advisor Class	3,000	5,000	2,000
Small-Cap Stock Fund—I Class	31,000	17,000	2,000
Small-Cap Value Fund	153,000	155,000	59,000
Small-Cap Value Fund—Advisor Class	9,000	15,000	5,000

Fund	Fiscal Year Ended
	12/31/18*	12/31/17*	12/31/16**
Small-Cap Value Fund—I Class	32,000	21,000	3,000
Spectrum Growth Fund	(c)	(c)	(c)
Spectrum Income Fund	(c)	(c)	(c)
Spectrum International Fund	(c)	(c)	(c)
Total Equity Market Index Fund	165,000	163,000	67,000
U.S. Large-Cap Core Fund	147,000	146,000	60,000
U.S. Large-Cap Core Fund—Advisor Class	5,000	12,000	7,000
U.S. Large-Cap Core Fund—I Class	8,000	1,000	(b)
Value Fund	206,000	212,000	63,000
Value Fund—Advisor Class	4,000	5,000	2,000
Value Fund—I Class	45,000	24,000	3,000

* Reflects fees paid by the fund to T. Rowe Price and BNY Mellon for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

With respect to the U.S. High Yield Fund, the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) paid its administrator an administration fee that varied based on a percentage of the average net assets of the predecessor fund, pursuant to an administration agreement between the predecessor fund and its administrator. The predecessor fund paid its administrator $7,052 for the fiscal year ended July 31, 2016.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including the Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, International Bond, International Equity Index, International Stock, International Value Equity, Limited Duration Inflation Focused Bond, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

THIRD-PARTY ARRANGEMENTS

Administrative Fee Payments

The Price Funds (other than I Class shares; Institutional Funds, except for their F Class shares; Mid-Cap Index Fund; Multi-Sector Account Portfolios; Small-Cap Index Fund; and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments to financial intermediaries for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers which maintain omnibus accounts with the Funds for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. The Price Funds generally pay $10 per account up to a maximum of 0.15% for financial intermediaries that continue to maintain Price Fund assets in client-level networked accounts. Under the AFP program, the funds paid the amounts set forth below in the calendar year 2018, unless otherwise indicated.

Fund	Payment
Africa & Middle East Fund	$55,250
Asia Opportunities Fund	35,869
Balanced Fund	1,379,376
Blue Chip Growth Fund	33,600,111
California Tax-Free Bond Fund	458,207
California Tax-Free Money Fund	258
Capital Appreciation Fund	20,789,161
Capital Opportunity Fund	521,291
Cash Reserves Fund	29,971
Communications & Technology Fund	2,327,732
Corporate Income Fund	110,587
Credit Opportunities Fund	4,440
Diversified Mid-Cap Growth Fund	552,326
Dividend Growth Fund	5,589,073
Dynamic Credit Fund	(a)
Dynamic Global Bond Fund	3,459
Emerging Europe Fund	54,968
Emerging Markets Bond Fund	815,882
Emerging Markets Corporate Bond Fund	16,088
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)
Emerging Markets Discovery Stock Fund	7,601
Emerging Markets Local Currency Bond Fund	45,521
Emerging Markets Local Multi-Sector Account Portfolio	(b)
Emerging Markets Stock Fund	3,770,822
Equity Income Fund	7,099,777
Equity Index 500 Fund	1,810,697
European Stock Fund	461,945
Extended Equity Market Index Fund	345,725
Financial Services Fund	392,704
Floating Rate Fund	514,606
Floating Rate Multi-Sector Account Portfolio	(b)
Georgia Tax-Free Bond Fund	302,473
Global Allocation Fund	255,961
Global Consumer Fund	2,880
Global Growth Stock Fund	60,926
Global High Income Bond Fund	27,704
Global Industrials Fund	2,064

Fund	Payment
Global Multi-Sector Bond Fund	469,770
Global Real Estate Fund	72,156
Global Stock Fund	572,560
Global Technology Fund	5,063,334
GNMA Fund	147,729
Government Money Fund	93,540
Government Reserve Fund	(b)
Growth & Income Fund	379,257
Growth Stock Fund	19,105,069
Health Sciences Fund	7,679,878
High Yield Fund	1,160,751
High Yield Multi-Sector Account Portfolio	(b)
Inflation Protected Bond Fund	138,767
Institutional Africa & Middle East Fund	(b)
Institutional Cash Reserves Fund	(b)
Institutional Core Plus Fund	(b)
Institutional Emerging Markets Bond Fund	(b)
Institutional Emerging Markets Equity Fund	(b)
Institutional Floating Rate Fund	(b)
Institutional Floating Rate Fund—F Class	762,056
Institutional Frontier Markets Equity Fund	(b)
Institutional Global Focused Growth Equity Fund	(b)
Institutional Global Growth Equity Fund	(b)
Institutional Global Value Equity Fund	(b)
Institutional High Yield Fund	(b)
Institutional International Core Equity Fund	(b)
Institutional International Disciplined Equity Fund	(b)
Institutional International Growth Equity Fund	(b)
Institutional Large-Cap Core Growth Fund	(b)
Institutional Large-Cap Growth Fund	(b)
Institutional Large-Cap Value Fund	(b)
Institutional Long Duration Credit Fund	(b)
Institutional Mid-Cap Equity Growth Fund	(b)
Institutional Small-Cap Stock Fund	(b)
Institutional U.S. Structured Research Fund	(b)
Intermediate Tax-Free High Yield Fund	10,888
International Bond Fund	353,412
International Bond Fund (USD Hedged)	577
International Disciplined Equity Fund	63,366
International Discovery Fund	4,541,939
International Equity Index Fund	202,508
International Stock Fund	980,801

Fund	Payment
International Value Equity Fund	664,306
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)
Japan Fund	399,931
Latin America Fund	254,590
Limited Duration Inflation Focused Bond Fund	6,847
Maryland Short-Term Tax-Free Bond Fund	62,878
Maryland Tax-Free Bond Fund	1,028,085
Maryland Tax-Free Money Fund	1,193
Mid-Cap Growth Fund	13,842,113
Mid-Cap Index Fund	(b)
Mid-Cap Value Fund	4,042,236
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)
Multi-Strategy Total Return Fund	(a)
New America Growth Fund	3,324,437
New Asia Fund	1,093,082
New Era Fund	1,284,891
New Horizons Fund	10,817,029
New Income Fund	390,751
New Jersey Tax-Free Bond Fund	331,879
New York Tax-Free Bond Fund	214,766
New York Tax-Free Money Fund	1,130
Overseas Stock Fund	1,058,569
Personal Strategy Balanced Fund	1,265,683
Personal Strategy Growth Fund	1,619,691
Personal Strategy Income Fund	968,665
QM Global Equity Fund	528
QM U.S. Small & Mid-Cap Core Equity Fund	23,554
QM U.S. Small-Cap Growth Equity Fund	4,850,370
QM U.S. Value Equity Fund	1,167
Real Assets Fund	49,507
Real Estate Fund	3,818,940
Retirement 2005 Fund	(c)
Retirement 2010 Fund	(c)
Retirement 2015 Fund	(c)
Retirement 2020 Fund	(c)
Retirement 2025 Fund	(c)
Retirement 2030 Fund	(c)
Retirement 2035 Fund	(c)
Retirement 2040 Fund	(c)
Retirement 2045 Fund	(c)
Retirement 2050 Fund	(c)

Fund	Payment
Retirement 2055 Fund	(c)
Retirement 2060 Fund	(c)
Retirement Balanced Fund	(c)
Retirement Income 2020 Fund	(c)
Science & Technology Fund	1,237,676
Short-Term Fund	(b)
Short-Term Bond Fund	1,455,635
Short-Term Government Fund	(a)
Small-Cap Index Fund	(b)
Small-Cap Stock Fund	3,248,530
Small-Cap Value Fund	2,955,898
Spectrum Growth Fund	(c)
Spectrum Income Fund	(c)
Spectrum International Fund	(c)
Summit Municipal Income Fund	2,069,354
Summit Municipal Intermediate Fund	7,340,230
Summit Municipal Money Market Fund	350
Target 2005 Fund	3,985
Target 2010 Fund	13,020
Target 2015 Fund	32,548
Target 2020 Fund	78,283
Target 2025 Fund	94,203
Target 2030 Fund	101,612
Target 2035 Fund	74,101
Target 2040 Fund	66,201
Target 2045 Fund	45,752
Target 2050 Fund	39,372
Target 2055 Fund	19,367
Target 2060 Fund	8,609
Tax-Efficient Equity Fund	100,393
Tax-Exempt Money Fund	8,553
Tax-Free High Yield Fund	3,998,026
Tax-Free Income Fund	1,038,502
Tax-Free Short-Intermediate Fund	1,495,046
Total Equity Market Index Fund	410,171
Total Return Fund	569
Treasury Reserve Fund	(b)
U.S. Bond Enhanced Index Fund	630,821
U.S. High Yield Fund	25,396
U.S. Large-Cap Core Fund	387,428
U.S. Treasury Intermediate Fund	159,974
U.S. Treasury Long-Term Fund	47,736

Fund	Payment
U.S. Treasury Money Fund	475,540
Ultra Short-Term Bond Fund	287,087
Value Fund	3,031,124
Virginia Tax-Free Bond Fund	802,812

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in the calendar year 2018, unless otherwise indicated.

Fund	Payment
Asia Opportunities Fund—Advisor Class	$331
Blue Chip Growth Fund—Advisor Class	5,485,120
Blue Chip Growth Fund—R Class	1,282,877
Capital Appreciation Fund—Advisor Class	1,452,680
Capital Opportunity Fund—Advisor Class	17,741
Capital Opportunity Fund—R Class	9,871
Credit Opportunities Fund—Advisor Class	27
Dividend Growth Fund—Advisor Class	494,640
Dynamic Global Bond Fund—Advisor Class	206
Emerging Markets Bond Fund—Advisor Class	1,984
Emerging Markets Corporate Bond Fund—Advisor Class	2,052
Emerging Markets Discovery Stock Fund—Advisor Class	66
Emerging Markets Local Currency Bond Fund—Advisor Class	133
Equity Income Fund—Advisor Class	547,001
Equity Income Fund—R Class	127,624
Floating Rate Fund—Advisor Class	86,660
Global Allocation Fund—Advisor Class	17,660
Global Growth Stock Fund—Advisor Class	2,797
Global High Income Bond Fund—Advisor Class	1,741
Global Multi-Sector Bond Fund—Advisor Class	37,320
Global Real Estate Fund—Advisor Class	27,879
Global Stock Fund—Advisor Class	47,659
Growth Stock Fund—Advisor Class	4,992,361
Growth Stock Fund—R Class	1,516,871
High Yield Fund—Advisor Class	231,529
Intermediate Tax-Free High Yield Fund—Advisor Class	472
International Bond Fund—Advisor Class	11,710
International Bond Fund (USD Hedged)—Advisor Class	0

Fund	Payment
International Disciplined Equity Fund—Advisor Class	1,894
International Stock Fund—Advisor Class	199,168
International Stock Fund—R Class	14,094
International Value Equity Fund—Advisor Class	161,969
International Value Equity Fund—R Class	94,459
Mid-Cap Growth Fund—Advisor Class	1,492,851
Mid-Cap Growth Fund—R Class	200,832
Mid-Cap Value Fund—Advisor Class	449,209
Mid-Cap Value Fund—R Class	282,193
Multi-Strategy Total Return Fund—Advisor Class	(a)
New America Growth Fund—Advisor Class	459,047
New Income Fund—Advisor Class	69,565
New Income Fund—R Class	6,346
Overseas Stock Fund—Advisor Class	8,217
QM Global Equity Fund—Advisor Class	0
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	146
QM U.S. Small-Cap Growth Equity—Advisor Class	46,927
QM U.S. Value Equity Fund—Advisor Class	2
Real Estate Fund—Advisor Class	288,742
Retirement 2005 Fund—Advisor Class	(b)
Retirement 2005 Fund—R Class	(b)
Retirement 2010 Fund—Advisor Class	(b)
Retirement 2010 Fund—R Class	(b)
Retirement 2015 Fund—Advisor Class	(b)
Retirement 2015 Fund—R Class	(b)
Retirement 2020 Fund—Advisor Class	(b)
Retirement 2020 Fund—R Class	(b)
Retirement 2025 Fund—Advisor Class	(b)
Retirement 2025 Fund—R Class	(b)
Retirement 2030 Fund—Advisor Class	(b)
Retirement 2030 Fund—R Class	(b)
Retirement 2035 Fund—Advisor Class	(b)
Retirement 2035 Fund—R Class	(b)
Retirement 2040 Fund—Advisor Class	(b)
Retirement 2040 Fund—R Class	(b)
Retirement 2045 Fund—Advisor Class	(b)
Retirement 2045 Fund—R Class	(b)
Retirement 2050 Fund—Advisor Class	(b)
Retirement 2050 Fund—R Class	(b)
Retirement 2055 Fund—Advisor Class	(b)
Retirement 2055 Fund—R Class	(b)
Retirement 2060 Fund—Advisor Class	(b)

Fund	Payment
Retirement 2060 Fund—R Class	(b)
Retirement Balanced Fund—Advisor Class	(b)
Retirement Balanced Fund—R Class	(b)
Science & Technology Fund—Advisor Class	1,063,454
Short-Term Bond Fund—Advisor Class	51,074
Small-Cap Stock Fund—Advisor Class	259,257
Small-Cap Value Fund—Advisor Class	348,392
Summit Municipal Income Fund—Advisor Class	8,907
Summit Municipal Intermediate Fund—Advisor Class	10,256
Target 2005 Fund—Advisor Class	956
Target 2010 Fund—Advisor Class	4,952
Target 2015 Fund—Advisor Class	8,993
Target 2020 Fund—Advisor Class	34,139
Target 2025 Fund—Advisor Class	20,933
Target 2030 Fund—Advisor Class	40,484
Target 2035 Fund—Advisor Class	17,762
Target 2040 Fund—Advisor Class	19,940
Target 2045 Fund—Advisor Class	13,652
Target 2050 Fund—Advisor Class	10,830
Target 2055 Fund—Advisor Class	6,750
Target 2060 Fund—Advisor Class	1,134
Tax-Free High Yield Fund—Advisor Class	857,515
Tax-Free Income Fund—Advisor Class	447,992
Tax-Free Short-Intermediate Fund—Advisor Class	8,930
Total Return Fund—Advisor Class	12
U.S. High Yield Fund—Advisor Class	15,076
U.S. Large-Cap Core Fund—Advisor Class	26,833
Value Fund—Advisor Class	525,788

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All Funds)

In addition to the AFP payments made by certain funds and the 12b-1 payments made by each Advisor and R Class, T. Rowe Price will, at its own expense, provide additional compensation to certain financial intermediaries. These payments may be in the form of asset-based, transaction-based, or flat payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds other than Institutional Funds or Multi-Sector Account Portfolios.

T. Rowe Price will also make payments in the form of expense reimbursements for meeting and marketing support activities (“Marketing Support Payments”) to certain financial intermediaries, such as broker-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. T. Rowe Price may utilize Marketing Support Payments when sponsoring (or cosponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party-sponsored events. Typically, the primary focus of these events is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales, or training programs for invited registered representatives and other attendees. Marketing Support Payments may also be used to pay for travel expenses, such as transportation and lodging expenses, incurred by registered representatives and other attendees in connection with due diligence meetings or client prospecting.

Payments may also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets.

T. Rowe Price may make Marketing Support Payments for a variety of purposes, including, but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; obtaining access to senior management, sales representatives, or wholesalers of an intermediary’s distribution channels; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers.

T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, may reimburse retirement plan expenses in circumstances where the Price Funds are offered as investment options in such plans. These expense reimbursements are provided directly to the retirement plans and are intended to be used by plan sponsors to offset recordkeeping fees that RPS receives for providing sub-transfer agent and administrative services to the Price Funds.

T. Rowe Price may make payments to third parties that may: help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts; contribute to the costs of providing certain technology and data support services; and reimburse certain transaction expenses, such as ticket charges for purchases or exchanges.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive these payments and/or expense reimbursements may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds may ask their financial intermediary for more information about any payments it receives from T. Rowe Price.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price: 100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the All-Inclusive Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the All-Inclusive Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services. The Underwriting Agreement also allows Investment Services to enter into agreements with affiliated T. Rowe Price entities to offer and sell shares of the Price Funds, under limited conditions, to certain institutional investors outside the U.S.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services, or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, as long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan (or a prior plan, as indicated in the table).

Fund	Fiscal Year Ended 2/28/18
Intermediate Tax-Free High Yield Fund—Advisor Class	$1,000
Tax-Free High Yield Fund—Advisor Class	1,727,000
Tax-Free Income Fund—Advisor Class	1,546,000
Tax-Free Short-Intermediate Fund—Advisor Class	27,000

Fund	Fiscal Year Ended 5/31/18
Credit Opportunities Fund—Advisor Class	$1,000
Floating Rate Fund—Advisor Class	165,000
Global Multi-Sector Bond Fund—Advisor Class	61,000
High Yield Fund—Advisor Class	140,000
New Income Fund—Advisor Class	148,000
New Income Fund—R Class	26,000
Retirement 2005 Fund—Advisor Class	237,000
Retirement 2005 Fund—R Class	293,000
Retirement 2010 Fund—Advisor Class	1,297,000
Retirement 2010 Fund—R Class	1,406,000
Retirement 2015 Fund—Advisor Class	1,541,000
Retirement 2015 Fund—R Class	2,052,000
Retirement 2020 Fund—Advisor Class	6,891,000
Retirement 2020 Fund—R Class	8,597,000
Retirement 2025 Fund—Advisor Class	4,553,000
Retirement 2025 Fund—R Class	6,743,000
Retirement 2030 Fund—Advisor Class	8,023,000
Retirement 2030 Fund—R Class	11,277,000
Retirement 2035 Fund—Advisor Class	3,732,000
Retirement 2035 Fund—R Class	5,789,000
Retirement 2040 Fund—Advisor Class	6,219,000
Retirement 2040 Fund—R Class	8,199,000
Retirement 2045 Fund—Advisor Class	2,584,000
Retirement 2045 Fund—R Class	4,103,000
Retirement 2050 Fund—Advisor Class	3,144,000
Retirement 2050 Fund—R Class	4,329,000
Retirement 2055 Fund—Advisor Class	1,136,000
Retirement 2055 Fund—R Class	1,757,000
Retirement 2060 Fund—Advisor Class	101,000
Retirement 2060 Fund—R Class	177,000
Retirement Balanced Fund—Advisor Class	602,000
Retirement Balanced Fund—R Class	1,225,000
Short-Term Bond Fund—Advisor Class	121,000
Target 2005 Fund—Advisor Class	3,000
Target 2010 Fund—Advisor Class	14,000
Target 2015 Fund—Advisor Class	14,000
Target 2020 Fund—Advisor Class	63,000
Target 2025 Fund—Advisor Class	35,000
Target 2030 Fund—Advisor Class	73,000
Target 2035 Fund—Advisor Class	31,000
Target 2040 Fund—Advisor Class	31,000

Fund	Fiscal Year Ended 5/31/18
Target 2045 Fund—Advisor Class	22,000
Target 2050 Fund—Advisor Class	17,000
Target 2055 Fund—Advisor Class	11,000
Target 2060 Fund—Advisor Class	3,000
Total Return Fund—Advisor Class	1,000
U.S. High Yield Fund—Advisor Class	34,000

Fund	Fiscal Year Ended 10/31/18
Asia Opportunities Fund—Advisor Class	$1,000
Emerging Markets Discovery Stock Fund—Advisor Class	1,000
Global Allocation Fund—Advisor Class	29,000
Global Growth Stock Fund—Advisor Class	6,000
Global Stock Fund—Advisor Class	78,000
International Disciplined Equity Fund—Advisor Class	4,000
International Stock Fund—Advisor Class	352,000
International Stock Fund—R Class	47,000
International Value Equity Fund—Advisor Class	330,000
International Value Equity Fund—R Class	330,000
Overseas Stock Fund—Advisor Class	13,000
Summit Municipal Income Fund—Advisor Class	15,000
Summit Municipal Intermediate Fund—Advisor Class	18,000

Fund	Fiscal Year Ended 12/31/18
Blue Chip Growth Fund—Advisor Class	$9,182,000
Blue Chip Growth Fund—R Class	4,278,000
Capital Appreciation Fund—Advisor Class	2,438,000
Capital Opportunity Fund—Advisor Class	30,000
Capital Opportunity Fund—R Class	33,000
Dividend Growth Fund—Advisor Class	829,000
Dynamic Credit Fund—Advisor Class	(a)
Dynamic Global Bond Fund—Advisor Class	1,000
Emerging Markets Bond Fund—Advisor Class	5,000
Emerging Markets Corporate Bond Fund—Advisor Class	4,000
Emerging Markets Local Currency Bond Fund—Advisor Class	1,000
Equity Income Fund—Advisor Class	938,000
Equity Income Fund—R Class	427,000
Global High Income Bond Fund—Advisor Class	3,000
Global Real Estate Fund—Advisor Class	47,000
Growth Stock Fund—Advisor Class	8,330,000
Growth Stock Fund—R Class	5,049,000

Fund	Fiscal Year Ended 12/31/18
International Bond Fund—Advisor Class	21,000
International Bond Fund (USD Hedged)—Advisor Class	1,000
Mid-Cap Growth Fund—Advisor Class	2,505,000
Mid-Cap Growth Fund—R Class	671,000
Mid-Cap Value Fund—Advisor Class	755,000
Mid-Cap Value Fund—R Class	943,000
New America Growth Fund—Advisor Class	767,000
QM Global Equity Fund—Advisor Class	1,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	2,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	78,000
QM U.S. Value Equity Fund—Advisor Class	1,000
Real Estate Fund—Advisor Class	476,000
Science & Technology Fund—Advisor Class	1,782,000
Small-Cap Stock Fund—Advisor Class	438,000
Small-Cap Value Fund—Advisor Class	1,173,000
U.S. Large-Cap Core Fund—Advisor Class	45,000
Value Fund—Advisor Class	988,000

(a) Prior to commencement of operations.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, and/or Price Japan. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Japan (together, with Price Singapore, the “Price Advisers”), are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Each Price Adviser may delegate actual trade execution to the trading desks of other Price Advisers and may use these affiliated investment advisers for certain other trading-related services.

Broker-Dealer Selection

With respect to equity, fixed income, and derivative transactions, the Price Advisers may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and in certain cases research services, designate a broker-dealer to receive selling concessions, discounts, or other allowances, and otherwise deal with a broker-dealer in the acquisition of securities in underwritings.

Fixed Income Securities

In purchasing and selling fixed income securities, the Price Advisers ordinarily place transactions with the issuer or a broker-dealer acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually reflects undisclosed compensation to the broker-dealer. Fixed income transactions may also be placed with underwriters at prices that include underwriting fees. Fixed income transactions through broker-dealers reflect the spread between the bid and asked prices.

Foreign Currency Transactions

The Price Advisers may engage in foreign currency transactions (“FX”) to facilitate trading in or settlement of trades in foreign securities. The Price Advisers may use FX, including forward currency contracts, when seeking to manage exposure to or profit from changes in interest or exchange rates; protect the value of portfolio securities; or to facilitate cash management. The Price Advisers select broker-dealers that they believe will provide best execution on behalf of the Price Funds and other investment accounts that they manage, frequently via electronic platforms. To minimize transaction costs, certain FX trading activity may be aggregated across accounts, including the Price Funds, but each account’s trade is individually settled with the counterparty.

Equity Securities

In purchasing and selling equity securities, the Price Advisers seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to the Price Advisers than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act and subsequent guidance from regulators.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the (i) liquidity of the security; (ii) the size and difficulty of the order; (iii) the speed and likelihood of execution and settlement; (iv) the reliability, integrity and creditworthiness, general execution and operational capabilities of competing broker-dealers and services provided; and (v) expertise in particular markets. It is not the policy of the Price Advisers to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better pricing or more efficient execution. Therefore, the Price Advisers pay higher commission rates to broker-dealers that are believed to offer greater reliability, better pricing, or more efficient execution.

Best Execution

T. Rowe Price’s Global Trading Committee (“GTC”) oversees the brokerage allocation and trade execution policies for the Price Advisers. The GTC is supported by the equity and fixed income best execution subcommittees in monitoring the Price Advisers’ compliance with the execution policy. The execution policy requires the Price Advisers to execute trades consistent with the principles of best execution which requires an adviser to take all sufficient steps to obtain the best possible result for the Price Funds taking into account various factors.

Research Benefits

T. Rowe Price believes that original in-house research is the primary driver of value-added active management. Although proprietary and third party research from broker-dealers and independent third party research providers (external research) is an important component of the Price Advisers’ investment approach, the Price Advisers rely primarily upon their own research and subject any outside research to internal analysis before incorporating it into the investment process.

Research received from broker-dealers or independent third party research providers generally include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, currency and commodity market analysis, risk measurement analysis, performance analysis, and analysis of corporate, environmental, social and governance responsibility issues. Research services are received in the form of written reports, computer generated data, telephone contacts, investment conferences, bespoke services, financial models and personal meetings with security analysts, market specialists, corporate and industry executives, and other persons. Research may also include access to unaffiliated individuals with expertise in various industries, businesses, or other related areas, including use of expert referral networks which provide access to industry consultants, vendors, and suppliers. The Price Advisers may use a limited number of expert networks and such use is closely monitored to ensure compliance with internal guidelines. Price Associates may also use certain broker provided direct phone lines (“connectivity”) which provide direct access to broker-dealers as permitted. T. Rowe Price may receive proprietary research from broker-dealers who also provide trade execution, clearing, settlement and/or other services. Proprietary research may include research from an affiliate of the broker-dealer.

Each Price Adviser (other than T. Rowe Price International, Price Japan, and Price Singapore) may use equity brokerage commissions or “soft dollars” consistent with Section 28(e) under the 1934 Act (“Section 28(e)”) and other relevant regulatory guidance to pay for external research and services through commission sharing arrangements (“CSAs”) established with various broker-dealers. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides research services than the commission another broker-dealer would charge, provided the adviser seeks best execution and determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make this good faith determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion.

The Price Advisers (other than T. Rowe Price International, Price Japan, and Price Singapore) maintain CSAs with broker-dealers who provide “high touch” (which involves a fuller scope of services such as enhanced execution and liquidity services, among others) and “low touch” trading (which involves some form of electronic trading). Under these arrangements, broker-dealers retain the execution component of the brokerage commission as compensation for execution services and segregate a portion of the commission for research services. The Price Adviser then requests research services to be paid for using the CSA assets.

Under the CSA program, research payments are collected until the research budget targets established for the Price Funds and similar accounts managed by the applicable Price Adviser (other than T. Rowe Price International, Price Japan, and Price Singapore) are reached, after which these accounts transact at execution only rates for the remainder of the applicable period.

As indicated, T. Rowe Price International, Price Japan, and Price Singapore do not use soft dollars or participate in a CSA program with any broker-dealer and they pay for the external research that they receive directly out of their own resources.

Research budgets are set by T. Rowe Price’s Research Governance Oversight Committee (“RGOC”) which oversees the consumption, valuation and appropriate remuneration of third party investment research consumed by the Price Advisers globally. Research budgets may be adjusted by the RGOC throughout the calendar year. Trading with broker-dealers with whom T. Rowe Price has not established a CSA is done on an execution only basis.

Whenever commissions are pooled and used to pay for research, conflicts of interest may arise due to the potential that one account’s (such as a Price Fund’s) commissions could be subsidizing research that benefits another investment vehicle, such as a Price Fund or another vehicle managed by a Price Adviser. However, because research services often benefit several investment vehicles simultaneously or to differing degrees, it is impossible to directly quantify the benefit of research to any particular vehicle, including a Price Fund. T. Rowe Price believes that research received through the CSA program consistent with Section 28(e) assists the investment decision making responsibilities with respect to all clients and investment vehicles, and enhances its investment research process overall.

Because differing regulatory regimes may apply to the investment staff of each Price Adviser, different approaches may be taken with respect to payment for third party research utilized by the investment staff of the Price Advisers. For example, not all Price Advisers participate in a CSA program. T. Rowe Price International has not established a CSA with any broker-dealer and, as described above, pays for the external research that it receives directly out of its own resources.

A Price Adviser may use a portion of its research budget to purchase access to research from certain broker-dealers together with other Price Advisers for a single platform fee. This allows the Price Advisers to leverage their size and scale to purchase access to certain research services across a broad group of research users globally from each research provider. Based on the terms of these platform arrangements, research services available through these platform access arrangements may be shared among the Price Advisers that participate.

Each Price Adviser generally pays for data subscriptions, investment technology tools and other specialized services to assist with the investment process directly from its own resources. Each Price Adviser also pays for fixed income research and services directly from its own resources where feasible or required.

Allocation of Brokerage Business

Each Price Adviser has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific period. Each Price Adviser makes brokerage placement determinations, as appropriate, based on the needs of a specific transaction such as market-making, availability of a buyer for or seller of a particular security, or specialized execution skills. Each Price Adviser may choose to allocate brokerage among several broker-dealers able to meet the needs of the transaction. Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the GTC.

Each Price Adviser may have brokerage relationships with broker-dealers who are, or are an affiliate of, clients that have appointed the Price Adviser or an affiliate to serve as investment adviser, trustee, or recordkeeper. Each Price Adviser also has other relationships with or may own positions in the publicly traded securities of the broker-dealers with whom we transact with or on behalf of our clients.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, the Price Advisers seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, the Price Advisers may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commission Recapture

Currently, the Price Advisers do not recapture commissions, underwriting discounts, or selling-group concessions for equity or fixed income securities acquired in underwritten offerings. The Price Advisers may, however, designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Block Trading/Aggregated Orders/Order Sequencing

Because certain investment vehicles (including the Price Funds) managed by the Price Advisers and other affiliated investment advisers have similar investment objectives and programs, investment decisions may be made that result in the simultaneous purchase or sale of securities. As a result, the demand for, or supply of, securities may increase or decrease, which could have an adverse effect on prices. Aggregation of orders may be a collaborative process between trading and portfolio management staff. The Price Advisers’ policy is not to favor one client over another in grouping orders for various clients.

The grouping of orders could at times result in more or less favorable prices. In certain cases, where the aggregated order is executed in a series of transactions at various prices on a given day, each participating investment vehicle’s proportionate share of grouped orders reflects the average price paid or received. The Price Adviser may include orders on behalf of Price Funds and other clients and products advised by the Price Advisers and their affiliates, including the not-for-profit entities T. Rowe Price Foundation, Inc., the T. Rowe Price Program for Charitable Giving, Inc., employee stock for certain Retirement Plan Services relationships and T. Rowe Price and its affiliates’ proprietary investments, in its aggregated orders.

The Price Advisers and other affiliated investment advisers have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume for participating clients, the Price Adviser will make pro rata allocations based upon the relative sizes of the participating client orders or the relative sizes of the participating client portfolios depending upon the market involved, subject to portfolio manager and trader input. For example, a portfolio manager may choose to receive a non-pro rata allocation to comply with certain client guidelines, manage anticipated cash flows, or achieve the portfolio manager’s long-term vision for the portfolio. Each investment vehicle (including the Price Funds) receives the same average share price of the securities for each aggregated order. Because a pro rata allocation may not always accommodate all facts and circumstances, the guidelines provide for adjustments to allocation amounts in certain cases. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, such as available cash, industry or issuer concentration, duration, and credit exposure. Such allocation processes may result in a partial execution of a proposed purchase or sale order.

The Price Advisers employ certain guidelines in an effort to ensure equitable distribution of investment opportunities among clients of the firm, which may occasionally serve to limit the participation of certain clients in a particular security, based on factors such as client mandate or a sector or industry specific investment strategy or focus. For example, accounts that maintain a broad investment mandate may have less access than targeted investment mandates to certain securities (e.g., sector specific securities) where the Price Adviser does not receive a fully filled order (e.g., certain IPO transactions) or where aggregate ownership of such securities is approaching firm limits.

Also, for certain types of investments, most commonly private placement transactions, conditions imposed by the issuer may limit the number of clients allowed to participate or number of shares offered to the Price Advisers.

The Price Advisers have developed written trade sequencing and execution guidelines that they believe are reasonably designed to provide the fair and equitable allocation of equity trades, both long and short, to minimize the impact of trading activity across client accounts. The policies and procedures are intended to: (i) mitigate conflicts of interest when trading both long and short in the same equity security; and (ii) mitigate conflicts when shorting an equity security that is held by other accounts managed by the Price Advisers that are not simultaneously transacting in the security. Notwithstanding the application of the Price Advisers’ policies and procedures, it may not be possible to mitigate all conflicts of interest when transacting both long and short in the same equity security; therefore, there is a risk that one transaction will be completed ahead of the other transaction, that the pricing may not be consistent between long and short transactions, or that an equity long or short transaction may have an adverse impact on the market price of the security being traded.

U.S. High Yield Fund

The U.S. High Yield Fund is managed by a separate fixed income investment team in the Philadelphia region (“Philadelphia Team”) which conducts its own research, idea generation and trade execution with its own portfolio manager, analysts, and trader. This separate investment team will make investments in one or more of the same or similar markets as other Price Funds and may directly compete with other Price Funds for the same or similar investment opportunities. The Philadelphia Team will not have access to T. Rowe Price’s global research platform. In many instances, consistent with applicable law, the broker-dealers selling securities to the U.S. High Yield Fund are expected to determine the allocation independent of allocations made by the same broker-dealer to other Price Funds, which is expected to increase overall allocations to the Price Funds, although there can be no guarantee. Although transactions in the same security may take place in the U.S. High Yield Fund and one or more other Price Funds, where feasible and practical, through access controls and other means, certain restrictions have been put in place to keep the Philadelphia Team and the other Price Funds’ investment teams from viewing each other’s orders and holdings.

The U.S. High Yield Fund is eligible to cross or aggregate orders with other portfolios managed by the Philadelphia Team but will not be eligible to cross or aggregate orders with portfolios managed by T. Rowe Price’s other investment teams, including other Price Funds. The Philadelphia Team may trade in the same securities before, at the same time, in close time proximity to, or after T. Rowe Price’s other investment teams, and as a result, the U.S. High Yield Fund’s execution prices are expected to differ. Additionally, the Philadelphia Team may take opposite positions to other similarly managed Price Funds and vice versa. These potential conflicts may be exacerbated to the extent the Philadelphia Team and/or T. Rowe Price’s other investment teams manage thinly traded or scarce assets.

Maintaining separate management and trade execution within separate portfolio management teams of T. Rowe Price poses other conflicts of interest and may reduce possible benefits to execution, pricing and research capabilities including those related to scale and efficiencies of combined and coordinated operations. In addition, this structure may pose risks inherent in nonsimultaneous trades including adverse effect on the price of a security that could result from placing a number of separate successive or competing client orders and transactions being effected for an account near or at the end of the firm’s total trades, in which case such trade order will bear the market price impact, if any, of those trades executed earlier, and, as a result, may receive a less favorable net price for the trade.

Miscellaneous

The brokerage allocation policies for the Price Advisers are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which the Price Advisers effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by the Price Advisers. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by the Price Advisers in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

The Price Advisers may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. The Price Advisers are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The GTC is responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for the Price Advisers.

The Price Advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following table shows the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable. The amount of brokerage commissions paid by a fund may change from year to year because of changing asset levels, shareholder activity, portfolio turnover, or other factors.

Fund	Fiscal Year Ended
	2/28/18	2/28/17	2/29/16
California Tax-Free Bond Fund	$0	$0	(a)
California Tax-Free Money Fund	0	0	$0
Floating Rate Multi-Sector Account Portfolio	0	0	0
Georgia Tax-Free Bond Fund	0	0	(a)
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund	0	0	0
Investment-Grade Corporate Multi-Sector Account Portfolio	0	0	0
Maryland Short-Term Tax-Free Bond Fund	0	0	0
Maryland Tax-Free Bond Fund	0	0	(a)
Maryland Tax-Free Money Fund	0	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	0	0

Fund	Fiscal Year Ended
	2/28/18	2/28/17	2/29/16
New Jersey Tax-Free Bond Fund	0	0	(a)
New York Tax-Free Bond Fund	0	0	(a)
New York Tax-Free Money Fund	0	0	0
Tax-Efficient Equity Fund	15,055	14,092	19,215
Tax-Exempt Money Fund	0	0	0
Tax-Free High Yield Fund	0	3,442	8,299
Tax-Free Income Fund	0	(a)	1,283
Tax-Free Short-Intermediate Fund	1,330	0	0
Virginia Tax-Free Bond Fund	0	0	(a)

(a) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/18	5/31/17	5/31/16
Corporate Income Fund	$19,499	(a)	$2,690
Credit Opportunities Fund	160	$1,216	3,537
Floating Rate Fund	0	0	0
Global Multi-Sector Bond Fund	11,777	5,656	6,505
GNMA Fund	49,628	40,946	68,890
Government Money Fund	0	0	0
Government Reserve Fund	0	0	0
High Yield Fund	194,755	209,593	97,576
Inflation Protected Bond Fund	31,033	38,829	39,864
Institutional Cash Reserves Fund	0	0	(b)
Institutional Core Plus Fund	16,245	13,743	12,892
Institutional Floating Rate Fund	0	0	0
Institutional High Yield Fund	34,878	37,672	63,110
Institutional Long Duration Credit Fund	786	(a)	(a)
Limited Duration Inflation Focused Bond Fund	534,281	579,500	750,170
New Income Fund	1,205,456	898,803	511,462
Personal Strategy Balanced Fund	488,743	540,432	577,221
Personal Strategy Growth Fund	607,907	578,449	621,999
Personal Strategy Income Fund	297,530	286,186	295,762
Retirement 2005 Fund	0	0	0
Retirement 2010 Fund	0	0	0
Retirement 2015 Fund	0	0	0
Retirement 2020 Fund	0	0	0
Retirement 2025 Fund	0	0	0
Retirement 2030 Fund	0	0	0
Retirement 2035 Fund	0	0	0
Retirement 2040 Fund	0	0	0
Retirement 2045 Fund	0	0	0

Fund	Fiscal Year Ended
	5/31/18	5/31/17		5/31/16
Retirement 2050 Fund	0	0		0
Retirement 2055 Fund	0	0		0
Retirement 2060 Fund	0	0		0
Retirement Balanced Fund	0	0		0
Retirement I 2005 Fund—I Class	0	0		0
Retirement I 2010 Fund—I Class	0	0		0
Retirement I 2015 Fund—I Class	0	0		0
Retirement I 2020 Fund—I Class	0	0		0
Retirement I 2025 Fund—I Class	0	0		0
Retirement I 2030 Fund—I Class	0	0		0
Retirement I 2035 Fund—I Class	0	0		0
Retirement I 2040 Fund—I Class	0	0		0
Retirement I 2045 Fund—I Class	0	0		0
Retirement I 2050 Fund—I Class	0	0		0
Retirement I 2055 Fund—I Class	0	0		0
Retirement I 2060 Fund—I Class	0	0		0
Retirement Balanced I Fund—I Class	0	0		0
Short-Term Fund	0	0		0
Short-Term Bond Fund	86,151	86,898		82,915
Short-Term Government Fund	(b)	(b)		(b)
Target 2005 Fund	0	0		0
Target 2010 Fund	0	0		0
Target 2015 Fund	0	0		0
Target 2020 Fund	0	0		0
Target 2025 Fund	0	0		0
Target 2030 Fund	0	0		0
Target 2035 Fund	0	0		0
Target 2040 Fund	0	0		0
Target 2045 Fund	0	0		0
Target 2050 Fund	0	0		0
Target 2055 Fund	0	0		0
Target 2060 Fund	0	0		0
Total Return Fund	3,560	1,718		(b)
Treasury Reserve Fund	0	0		0
U.S. High Yield Fund	0	0	(c)	0	(c)
U.S. Treasury Intermediate Fund	7,956	7,134		6,650
U.S. Treasury Long-Term Fund	25,263	6,740		6,875
U.S. Treasury Money Fund	0	0		0
Ultra Short-Term Bond Fund	7,648	3,595		6,443

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Includes activity of the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) through May 19, 2017.

Fund	Fiscal Year Ended
	10/31/18	10/31/17	10/31/16
Africa & Middle East Fund	$329,234.77	$426,458	$277,311
Asia Opportunities Fund	158,627.86	70,470	25,584
Cash Reserves Fund	0	0	0
Emerging Europe Fund	176,080.32	281,737	196,344
Emerging Markets Stock Fund	4,143,220.13	7,447,885	6,584,243
Emerging Markets Discovery Stock Fund	56,507.67	55,076	30,698
European Stock Fund	583,903.60	1,100,373	1,397,264
Global Allocation Fund	173,312.34	94,127	71,432
Global Growth Stock Fund	300,324.28	112,797	87,749
Global Stock Fund	753,065.14	656,987	715,410
Institutional Africa & Middle East Fund	385,252.15	536,700	250,095
Institutional Emerging Markets Equity Fund	751,473.89	916,423	773,732
Institutional Frontier Markets Equity Fund	183,868.30	219,023	127,142
Institutional Global Focused Growth Equity Fund	32,091.87	51,392	122,686
Institutional Global Growth Equity Fund	271,269.77	397,856	334,124
Institutional Global Value Equity Fund	6,123.54	7,948	7,937
Institutional International Core Equity Fund	37,456.35	38,158	55,109
Institutional International Disciplined Equity Fund	572,855.48	532,650	287,744
Institutional International Growth Equity Fund	28,627.73	30,860	40,038
International Disciplined Equity Fund	157,997.02	24,809	16,506
International Discovery Fund	3,867,496.78	3,557,718	2,586,181
International Equity Index Fund	34,095.96	34,848	46,984
International Stock Fund	7,374,328.25	8,822,012	8,920,184
International Value Equity Fund	9,951,043.38	12,373,148	8,980,526
Japan Fund	300,109.41	195,818	144,930
Latin America Fund	448,204.51	735,518	504,705
Multi-Strategy Total Return Fund	144,333.30	(a)	(a)
New Asia Fund	3,546,011.40	5,784,510	3,323,620
Overseas Stock Fund	3,266,809.77	3,411,453	3,990,345
Summit Municipal Income Fund	0	0	81
Summit Municipal Intermediate Fund	2,240.00	7,674	0
Summit Municipal Money Market Fund	0	0	0
U.S. Bond Enhanced Index Fund	0	0	0

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/18	12/31/17	12/31/16
Balanced Fund	$755,969.47	$759,377	$1,082,716
Blue Chip Growth Fund	5,383,902.67	5,879,234	6,293,560
Capital Appreciation Fund	4,597,744.19	4,918,059	5,574,216
Capital Opportunity Fund	141,689.85	131,440	167,570
Communications & Technology Fund	229,754.66	317,679	487,045
Diversified Mid-Cap Growth Fund	74,863.66	102,675	60,700
Dividend Growth Fund	494,835.13	716,218	616,162
Dynamic Credit Fund	(a)	(a)	(a)
Dynamic Global Bond Fund	768,936.32	23,920	7,529
Emerging Markets Bond Fund	21,890.30	12,473	3,712
Emerging Markets Corporate Bond Fund	1,053.35	(b)	(b)
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund	6,374.55	3,434	4,283
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)
Equity Income Fund	2,213,049.12	4,153,714	5,657,298
Equity Index 500 Fund	350,750.46	611,644	471,926
Extended Equity Market Index Fund	163,741.06	165,137	109,994
Financial Services Fund	193,649.71	372,696	287,149
Global Consumer Fund	7,386.27	7,807	3,715
Global High Income Bond Fund	(b)	0	0
Global Industrials Fund	12,340.39	18,089	7,671
Global Real Estate Fund	44,332.83	73,496	58,808
Global Technology Fund	9,027,324.50	6,426,219	3,778,513
Growth & Income Fund	448,249.68	472,530	744,003
Growth Stock Fund	8,842,986.04	12,613,417	10,725,838
Health Sciences Fund	3,567,657.05	3,584,061	3,235,309
Institutional Emerging Markets Bond Fund	1,098.41	1,014	(b)
Institutional Large-Cap Core Growth Fund	323,913.06	403,860	432,028
Institutional Large-Cap Growth Fund	1,824,607.27	2,581,788	2,986,956
Institutional Large-Cap Value Fund	451,061.79	726,871	773,362
Institutional Mid-Cap Equity Growth Fund	1,288,016.95	1,343,426	1,427,384
Institutional Small-Cap Stock Fund	1,697,398.23	2,304,535	1,715,183
Institutional U.S. Structured Research Fund	135,128.05	154,085	169,778
International Bond Fund	42,599.99	118,949	205,029
International Bond Fund (USD Hedged)	98,915.85	7,834	(a)
Mid-Cap Growth Fund	4,948,835.74	5,333,856	6,057,564
Mid-Cap Index Fund	(b)	(b)	(b)
Mid-Cap Value Fund	4,145,732.57	5,918,165	9,581,393
New America Growth Fund	1,427,708.61	1,816,400	3,218,071
New Era Fund	2,086,041.51	3,230,643	3,186,167
New Horizons Fund	4,827,119.47	5,174,785	6,376,035

Fund	Fiscal Year Ended
	12/31/18	12/31/17	12/31/16
QM Global Equity Fund	1,945.71	2,480	3,461
QM U.S. Small & Mid-Cap Core Equity Fund	12,864.63	10,025	7,066
QM U.S. Small-Cap Growth Equity Fund	758,733.49	883,523	510,686
QM U.S. Value Equity Fund	2,198.36	3,305	3,772
Real Assets Fund	2,126,266.15	3,801,372	4,233,835
Real Estate Fund	712,162.07	565,059	597,331
Retirement Income 2020 Fund	0	0	(a)
Science & Technology Fund	3,669,117.93	2,487,293	3,114,634
Small-Cap Index Fund	(b)	(b)	(b)
Small-Cap Stock Fund	3,525,444.59	5,641,709	5,188,661
Small-Cap Value Fund	1,966,062.26	3,030,221	4,300,914
Spectrum Growth Fund	0	0	0
Spectrum Income Fund	0	0	0
Spectrum International Fund	0	0	0
Total Equity Market Index Fund	72,766.06	90,655	70,340
U.S. Large-Cap Core Fund	133,418.32	122,482	142,247
Value Fund	19,343,600.73	15,297,914	22,420,398

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund Holdings in Securities of Brokers and Dealers

The following lists each fund’s holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,914

Floating Rate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	—	$128
Goldman Sachs	—	130

Intermediate Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$469
Goldman Sachs	—	692

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,680
Barclays Capital	—	1,031
BNP Paribas Securities	—	1,520
Citigroup Global Markets	—	2,416
Goldman Sachs	—	1,619
JPMorgan Chase	—	3,180
Morgan Stanley	—	2,929

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,207
Goldman Sachs	—	3,630

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$49,394
Citigroup Global Markets	—	44,224
Goldman Sachs	—	83,243

Tax-Free Income Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$1,159
Goldman Sachs	—	15,268

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$29,346
Barclays Capital	—	8,565
Goldman Sachs	—	20,292

Corporate Income Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$12,314
Barclays Capital	—	1,408
BNP Paribas Securities	—	10,120
CS First Boston	—	8,642
Goldman Sachs	—	26,803
JPMorgan Chase	—	6,694
Morgan Stanley	—	11,986
UBS Securities	—	4,346

Floating Rate Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$864
Citigroup Global Markets	—	2,400
Goldman Sachs	—	1,553
JPMorgan Chase	—	809

Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$110
Citigroup Global Markets	—	586
CS First Boston	—	710
Goldman Sachs	—	1,171
JPMorgan Chase	—	2,016
Morgan Stanley	—	2,952
Wells Fargo Securities	—	126

GNMA Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$268

Government Money Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$197,000
BNP Paribas Securities	—	175,000
Citigroup Global Markets	—	189,000
Credit Agricole	—	474,600
HSBC Securities	—	503,000
JPMorgan Chase	—	41,000
RBC Capital Markets	—	875,000
Toronto Dominion Securities	—	95,000

Government Reserve Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$235,000
BNP Paribas Securities	—	1,012,000
Citigroup Global Markets	—	99,000
Credit Agricole	—	731,400
CS First Boston	—	98,600
HSBC Securities	—	614,000
JP Morgan Chase	—	695,000
RBC Capital Markets	—	1,362,000

High Yield Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$23,664
CS First Boston	—	22,193

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$724
Citigroup Global Markets	—	28
CS First Boston	—	155
Goldman Sachs	—	758
Wells Fargo Securities	—	46

Institutional Cash Reserves Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,000
Credit Agricole	—	36,543
CS First Boston	—	3,039
RBC Capital Markets	—	2,202

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,051
Barclays Capital	—	2,127
Citigroup Global Markets	—	1,558
Credit Agricole	—	1,059
CS First Boston	—	1,192
Goldman Sachs	—	3,896
JPMorgan Chase	—	5,028
Morgan Stanley	—	5,051

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,846
Citigroup Global Markets	—	4,413
Goldman Sachs	—	12,325
JPMorgan Chase	—	4,398

Institutional Long Duration Credit Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$867
Citigroup Global Markets	—	492
Goldman Sachs	—	785
JPMorgan Chase	—	1,462
Morgan Stanley	—	612

Limited Duration Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$26,003
Citigroup Global Markets	—	30,694
CS First Boston	—	2,768
Goldman Sachs	—	53,390
Morgan Stanley	—	20,204
Wells Fargo Securities	—	78
UBS Securities	—	16,695

New Income Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$304,940
Barclays Capital	—	144,988
BNP Paribas Securities	—	52,207
Citigroup Global Markets	—	235,805
CS First Boston	—	107,464
Goldman Sachs	—	321,562
JPMorgan Chase	—	487,799
Morgan Stanley	—	395,081
Wells Fargo Securities	—	271,319

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,451
Barclays Capital	$504	4,091
Citigroup Global Markets	4,561	2,155
CS First Boston	—	1,666
Deutsche Bank Securities	—	616
Goldman Sachs	—	5,442
JPMorgan Chase	14,233	9,306
Morgan Stanley	12,507	9,390
Wells Fargo Securities	14,653	4,155

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,682
Barclays Capital	$659	1,633
Citigroup Global Markets	5,646	1,708
CS First Boston Corp.	—	758
Deutsche Bank Securities	—	318
Goldman Sachs	—	2,895
JPMorgan Chase	18,098	4,520
Morgan Stanley	15,958	4,447
Wells Fargo Securities	18,794	2,233

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$7,887
Barclays Capital	$312	3,499
Citigroup Global Markets	2,646	3,695
CS First Boston	—	1,671
Deutsche Bank Securities	—	657
Goldman Sachs	—	6,511
JPMorgan Chase	8,451	10,091
Morgan Stanley	7,545	11,803
Wells Fargo Securities	8,710	3,855

Short-Term Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	$72,260
Credit Agricole	—	620,000
CS First Boston	—	119,638

Short-Term Bond Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$39,052
Barclays Capital	—	27,887
Citigroup Global Markets	—	41,694
Goldman Sachs	—	42,835
JPMorgan Chase	—	35,364
Morgan Stanley	—	82,970
Wells Fargo Securities	—	35,939

Total Return Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$191
BNP Paribas Securities	—	197
CS First Boston	—	193
Goldman Sachs	—	202
Morgan Stanley	—	171

Treasury Reserve Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$22,000
BNP Paribas Securities	—	465,000
Citigroup Global Markets	—	55,000
Credit Agricole	—	411,000
CS First Boston	—	100,700
HSBC Securities	—	344,000
JPMorgan Chase	—	74,000
RBC Capital Markets	—	412,000

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,006
Barclays Capital	—	1,990
Citigroup Global Markets	—	8,048
Deutsche Bank Securities	—	4,492
Goldman Sachs	—	5,035
JPMorgan Chase	—	3,526
Morgan Stanley	—	7,086
RBC Capital Markets	—	3,021
Wells Fargo Securities	—	2,017

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$63,000
BMO Capital Markets	—	137,000
BNP Paribas Securities	—	557,000
Citigroup Global Markets	—	157,000
Credit Agricole	—	522,900
HSBC Securities	—	542,000
JPMorgan Chase	—	69,000
RBC Capital Markets	—	458,000
Toronto Dominion Securities	—	106,000

Africa & Middle East Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$3,678	—

Cash Reserves

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$24,000
CS First Boston	—	25,666
RBC Capital Markets	—	24,876
UBS Investment Bank	—	24,245
Wells Fargo Securities	—	25,502

Emerging Markets Discovery Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$994	—

Emerging Markets Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$40,653	—

European Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$17,777	—

Global Allocation Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$997
Barclays Capital	$185	—
Citigroup Global Markets	502	837
CS First Boston	—	237
Goldman Sachs	9	942
HSBC Securities	—	21
JPMorgan Chase	3,183	892
Morgan Stanley	749	1,171
UBS Investment Bank	975	221
Wells Fargo Securities	2,799	1,008

Global Growth Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$4,026	—
JPMorgan Chase	5,298	—
Morgan Stanley	2,334	—

Global Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$28,629	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$4,857	—

Institutional Emerging Markets Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$7,110	—

Institutional Global Focused Growth Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$1,203	—

Institutional Global Growth Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$4,576	—
JPMorgan Chase	6,031	—

Institutional Global Value Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$53	—
JPMorgan Chase	328	—
Morgan Stanley	116	—
UBS Investment Bank	79	—
Wells Fargo	217	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$63	—

Institutional International Growth Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$900	—

International Equity Index Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$1,383	—
CS First Boston	1,222	—
Deutsche Bank	684	—
UBS Investment Bank	1,810	—

International Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$226,071	—

International Value Equity Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$50,068	—
UBS Investment Bank	117,723	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$19,088	—

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo	—	$3,000

U.S. Bond Enhanced Index Fund

	Fiscal Year Ended 10/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$8,345
Barclays Capital	—	1,901
Citigroup Global Markets	—	11,200
Credit Agricole CIB	—	1,361
CS First Boston	—	708
Goldman Sachs	—	6,240
JPMorgan Chase	—	9,101
Morgan Stanley	—	8,208
RBC Capital Markets	—	648
UBS Investment Bank	—	3,283
Wells Fargo	—	4,403

Balanced Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,733	$4,956
Barclays Capital	818	3,482
Citigroup	5,333	8,807
Goldman Sachs	17	10,667
HSBC Securities	—	2,832
JPMorgan Chase	23,338	13,361
Morgan Stanley	11,370	11,112
UBS Investment Bank	—	2,121
Wells Fargo Securities	25,257	3,785

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$8,756	—
Goldman Sachs	2,322	—
JPMorgan Chase	174,252	—
Morgan Stanley	541,104	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$63,827	—
Wells Fargo Securities	386,462	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,349	—
Citigroup	6,768	—
JPMorgan Chase	11,927	—
Morgan Stanley	2,387	—
Wells Fargo Securities	8,644	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$248,257	—
Morgan Stanley	14,889	—
Wells Fargo Securities	138,222	—

Dynamic Global Bond Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$170
Barclays Capital	—	8,573
JPMorgan Chase	—	13,369
UBS Investment Bank	—	13,301
Wells Fargo Securities	—	44,599

Equity Income Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$13,798	—
Citigroup	139,521	—
JPMorgan Chase	631,113	—
Morgan Stanley	298,565	—
Wells Fargo Securities	596,275	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$265,705	—
Citigroup	149,232	—
Goldman Sachs	68,803	—
JPMorgan Chase	382,939	—
Jefferies & Company	5,349	—
Morgan Stanley	61,086	—
Wells Fargo Securities	230,546	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Cowen and Company LLC	$252	—
Evercore ISI	537	—

Financial Services Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$29,767	—
JPMorgan Chase	37,012	—
Morgan Stanley	7,213	—
UBS Investment Bank	920	—
Wells Fargo Securities	37,641	—

Global High Income Bond Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	—	$506

Growth & Income Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$33,070	—

Growth Stock Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$209,683	—
Morgan Stanley	275,078	—

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$890	—
Goldman Sachs	150	—
JPMorgan Chase	13,713	—
Morgan Stanley	37,327	—

Institutional Large-Cap Growth Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$112,013	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$24,487	—
JPMorgan Chase	106,351	—
Morgan Stanley	52,891	—
Wells Fargo Securities	97,458	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,034	—
Citigroup	6,061	—
JPMorgan Chase	10,668	—
Morgan Stanley	2,029	—
Wells Fargo Securities	7,729	—

International Bond Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,354
Barclays Capital	—	3,186
Citigroup	—	817
Goldman Sachs	—	3,112
HSBC Securities	—	2,334
Morgan Stanley	—	3,127
UBS Investment Bank	—	4,816

International Bond Fund (USD Hedged)

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$12,872
Barclays Capital	—	6,551
Citigroup	—	1,703
Goldman Sachs	—	12,652
HSBC Securities	—	7,018
Morgan Stanley	—	7,795
UBS Investment Bank	—	13,202

Mid-Cap Index Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Evercore ISI	$7	—

Mid-Cap Value Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Jefferies & Company	$44,499	—

New America Growth Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$8,376	—

QM Global Equity Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$134	—
Citigroup	57	—
HSBC Securities	86	—
JPMorgan Chase	198	—
Morgan Stanley	45	—

QM U.S. Value Equity Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$458	—
Citigroup	297	—
Goldman Sachs	144	—
JPMorgan Chase	667	—
Morgan Stanley	195	—
Wells Fargo Securities	249	—

Small-Cap Index Fund

Fiscal Year Ended 12/31/18

Brokers	Value of Stock Holdings	Value of Bond Holdings

Cowen and Company LLC	(a)	—

(a) Less than $1,000

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$14,075	—
Citigroup	8,982	—
Goldman Sachs	3,167	—
JPMorgan Chase	21,172	—
Morgan Stanley	3,691	—
Wells Fargo Securities	12,687	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$9,755	—

Value Fund

	Fiscal Year Ended 12/31/18
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$47,878	—
JPMorgan Chase	516,054	—
Morgan Stanley	159,617	—
Wells Fargo Securities	778,478	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/18	2/28/17	2/29/16
California Tax-Free Bond Fund	6.3%	5.6%	13.3%
California Tax-Free Money Fund	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	46.0	57.0	47.8
Georgia Tax-Free Bond Fund	6.1	13.8	6.3
High Yield Multi-Sector Account Portfolio	60.7	86.1	66.6
Intermediate Tax-Free High Yield Fund	10.4	16.2	16.3
Investment-Grade Corporate Multi-Sector Account Portfolio	63.3	82.4	70.0
Maryland Short-Term Tax-Free Bond Fund	29.4	35.5	24.3
Maryland Tax-Free Bond Fund	10.9	14.1	6.9
Maryland Tax-Free Money Fund	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	467.6	388.2	339.8
New Jersey Tax-Free Bond Fund	7.6	10.0	7.5
New York Tax-Free Bond Fund	10.4	7.7	11.6
New York Tax-Free Money Fund	(a)	(a)	(a)
Tax-Efficient Equity Fund	11.7	17.0	13.2
Tax-Exempt Money Fund	(a)	(a)	(a)
Tax-Free High Yield Fund	8.8	8.5	13.3
Tax-Free Income Fund	10.6	11.5	8.0
Tax-Free Short-Intermediate Fund	24.9	27.4	14.9
Virginia Tax-Free Bond Fund	9.0	11.8	11.0

(a) Money funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	5/31/18	5/31/17	5/31/16
Corporate Income Fund	101.5%	41.7%	48.5%
Credit Opportunities Fund	60.3	62.7	100.9
Floating Rate Fund	46.1	55.9	39.4
Global Multi-Sector Bond Fund	111.9	111.5	163.5
GNMA Fund	753.7	429.2	467.3
Government Money Fund	(a)	(a)	(a)
Government Reserve Fund	(a)	(a)	(a)
High Yield Fund	62.7	74.0	68.4
Inflation Protected Bond Fund	102.8	179.8	102.2
Institutional Cash Reserves Fund	(a)	(a)	(b)
Institutional Core Plus Fund	122.1	104.3	160.1
Institutional Floating Rate Fund	53.8	62.9	49.5
Institutional High Yield Fund	68.1	79.4	69.7

Fund	Fiscal Year Ended
	5/31/18	5/31/17	5/31/16
Institutional Long Duration Credit Fund	61.0	46.9	55.7
Limited Duration Inflation Focused Bond Fund	96.5	114.2	105.4
New Income Fund	96.1	99.9	164.3
Personal Strategy Balanced Fund	59.8	63.1	75.6
Personal Strategy Growth Fund	55.8	58.3	64.0
Personal Strategy Income Fund	63.1	61.2	81.1
Retirement 2005 Fund	35.3	15.9	17.7
Retirement 2010 Fund	31.2	11.8	14.0
Retirement 2015 Fund	33.1	13.4	16.1
Retirement 2020 Fund	29.5	14.1	16.3
Retirement 2025 Fund	29.5	15.6	14.6
Retirement 2030 Fund	27.7	16.4	15.8
Retirement 2035 Fund	25.4	15.8	15.2
Retirement 2040 Fund	23.2	17.9	15.2
Retirement 2045 Fund	26.9	13.6	13.9
Retirement 2050 Fund	30.0	16.0	12.9
Retirement 2055 Fund	35.9	13.9	11.4
Retirement 2060 Fund	35.2	18.8	26.5
Retirement Balanced Fund	24.7	12.3	12.1
Retirement I 2005 Fund—I Class	55.4	31.1	34.0
Retirement I 2010 Fund—I Class	50.4	19.0	12.6
Retirement I 2015 Fund—I Class	50.0	20.3	14.7
Retirement I 2020 Fund—I Class	39.1	11.6	8.0
Retirement I 2025 Fund—I Class	36.1	13.0	7.1
Retirement I 2030 Fund—I Class	34.1	12.4	7.1
Retirement I 2035 Fund—I Class	29.9	12.7	7.0
Retirement I 2040 Fund—I Class	26.5	11.0	6.2
Retirement I 2045 Fund—I Class	25.4	11.1	5.2
Retirement I 2050 Fund—I Class	23.9	9.0	9.6
Retirement I 2055 Fund—I Class	24.4	11.3	14.5
Retirement I 2060 Fund—I Class	26.8	13.3	14.0
Retirement Balanced I Fund—I Class	45.9	28.0	12.7
Short-Term Fund	(c)	(c)	(c)
Short-Term Bond Fund	58.3	48.9	44.4
Short-Term Government Fund	(b)	(b)	(b)
Target 2005 Fund	44.4	33.4	29.8
Target 2010 Fund	49.0	22.3	25.1
Target 2015 Fund	39.7	19.0	20.7
Target 2020 Fund	37.1	17.5	15.6
Target 2025 Fund	31.2	17.7	20.3
Target 2030 Fund	34.4	17.2	14.7

Fund	Fiscal Year Ended
	5/31/18	5/31/17		5/31/16
Target 2035 Fund	30.3	16.1		23.1
Target 2040 Fund	30.5	20.4		17.0
Target 2045 Fund	24.5	19.5		25.7
Target 2050 Fund	26.5	25.6		28.5
Target 2055 Fund	31.9	24.5		32.8
Target 2060 Fund	29.4	55.9		37.5
Total Return Fund	356.7	190.8		(b)
Treasury Reserve Fund	(a)	(a)		(a)
U.S. High Yield Fund	194.2	165.3	(d)	174.0	(d)
U.S. Treasury Intermediate Fund	37.1	53.8		47.3
U.S. Treasury Long-Term Fund	15.5	32.7		35.8
U.S. Treasury Money Fund	(a)	(a)		(a)
Ultra Short-Term Bond Fund	42.1	115.9		98.9

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

(c) Funds holding only short-term securities are not required to show portfolio turnover.

(d) The portfolio turnover rates include activity of the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) through May 19, 2017. The rates shown for the periods ended May 31, 2015, and May 31, 2016, are for the predecessor fund’s fiscal years ended July 31, 2015, and July 31, 2016, respectively. The rate shown for the period ended May 31, 2017, is for the period August 1, 2017, through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/18	10/31/17	10/31/16
Africa & Middle East Fund	51.6%	60.2%	82.5%
Asia Opportunities Fund	78.7	52.0	52.4
Cash Reserves Fund	(a)	(a)	(a)
Emerging Europe Fund	41.7	40.2	47.5
Emerging Markets Discovery Stock Fund	70.1	63.6	93.8
Emerging Markets Stock Fund	17.6	30.9	24.4
European Stock Fund	32.2	48.2	36.7
Global Allocation Fund	47.8	35.8	46.6
Global Growth Stock Fund	120.0	69.7	73.3
Global Stock Fund	104.1	96.4	134.6
Institutional Africa & Middle East Fund	49.6	55.7	74.9
Institutional Emerging Markets Equity Fund	14.0	19.7	35.6
Institutional Frontier Markets Equity Fund	55.6	57.8	45.5
Institutional Global Focused Growth Equity Fund	111.5	105.7	136.8
Institutional Global Growth Equity Fund	76.2	84.0	79.6
Institutional Global Value Equity Fund	100.4	84.0	108.3
Institutional International Core Equity Fund	32.3	11.5	22.1
Institutional International Disciplined Equity Fund	147.0	112.1	120.3
Institutional International Growth Equity Fund	39.1	34.7	37.1
International Disciplined Equity Fund	153.2	118.0	147.8

Fund	Fiscal Year Ended
	10/31/18	10/31/17	10/31/16
International Discovery Fund	31.8	22.2	27.5
International Equity Index Fund	10.8	8.1	11.4
International Stock Fund	37.0	31.3	36.1
International Value Equity Fund	58.0	50.2	37.1
Japan Fund	33.8	13.4	25.3
Latin America Fund	25.7	27.8	26.9
Multi-Strategy Total Return Fund	82.1	(b)	(b)
New Asia Fund	50.2	71.3	39.4
Overseas Stock Fund	14.4	13.4	13.7
Summit Municipal Income Fund	7.3	10.0	5.7
Summit Municipal Intermediate Fund	17.8	9.7	12.1
Summit Municipal Money Market Fund	(a)	(a)	(a)
U.S. Bond Enhanced Index Fund	106.8	82.9	96.1

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/18	12/31/17	12/31/16
Balanced Fund	68.2%	48.7%	58.4%
Blue Chip Growth Fund	27.2	34.5	32.4
Capital Appreciation Fund	65.2	59.2	61.6
Capital Opportunity Fund	33.5	36.8	46.6
Communications & Technology Fund	6.9	7.3	15.7
Diversified Mid-Cap Growth Fund	20.1	26.8	20.6
Dividend Growth Fund	16.9	15.5	11.3
Dynamic Credit Fund	(a)	(a)	(a)
Dynamic Global Bond Fund	165.2	109.6	178.5
Emerging Markets Bond Fund	48.6	62.6	59.5
Emerging Markets Corporate Bond Fund	112.8	116.9	130.9
Emerging Markets Corporate Multi-Sector Account Portfolio	105.4	92.9	137.4
Emerging Markets Local Currency Bond Fund	47.8	69.9	119.5
Emerging Markets Local Multi-Sector Account Portfolio	35.2	58.7	119.7
Equity Income Fund	16.2	20.2	19.4
Equity Index 500 Fund	7.3	6.8	8.6
Extended Equity Market Index Fund	20.9	23.2	22.2
Financial Services Fund	34.4	54.8	41.8
Global Consumer Fund	90.1	88.9 (b)	28.4
Global High Income Bond Fund	87.0	82.0	107.2
Global Industrials Fund	71.9	91.5	54.5
Global Real Estate Fund	16.4	13.2	17.5

Fund	Fiscal Year Ended
	12/31/18	12/31/17		12/31/16
Global Technology Fund	288.7	204.3		170.8
Growth & Income Fund	73.4	64.9		82.2
Growth Stock Fund	41.8	50.8		44.1
Health Sciences Fund	43.0	37.5		24.9
Institutional Emerging Markets Bond Fund	41.1	71.2		83.4
Institutional Large-Cap Core Growth Fund	27.4	41.1		40.2
Institutional Large-Cap Growth Fund	33.4	36.1		36.8
Institutional Large-Cap Value Fund	27.5	30.8		26.2
Institutional Mid-Cap Equity Growth Fund	35.9	31.1		35.9
Institutional Small-Cap Stock Fund	39.8	41.6		42.2
Institutional U.S. Structured Research Fund	47.3	36.4		34.0
International Bond Fund	39.1	58.1		72.9
International Bond Fund (USD Hedged)	22.5	13.5		(a)
Mid-Cap Growth Fund	25.2	25.8		28.7
Mid-Cap Index Fund	32.3	28.2		30.2
Mid-Cap Value Fund	33.9	31.7		50.4
New America Growth Fund	77.7	74.9		92.7
New Era Fund	51.9	60.1		65.6
New Horizons Fund	39.3	38.8		42.0
QM Global Equity Fund	17.9	16.3		12.4
QM U.S. Small & Mid-Cap Core Equity Fund	24.5	23.6	(b)	10.6
QM U.S. Small-Cap Growth Equity Fund	17.9	12.0		10.1
QM U.S. Value Equity Fund	28.6	41.2		21.8
Real Assets Fund	53.8	65.4		49.0
Real Estate Fund	4.0	10.2		6.1
Retirement Income 2020 Fund	37.5	14.5		(a)
Science & Technology Fund	108.5	66.8		81.2
Small-Cap Index Fund	25.9	18.8		22.5
Small-Cap Stock Fund	33.5	36.3		38.1
Small-Cap Value Fund	19.3	17.1		22.3
Spectrum Growth Fund	10.8	12.2		10.5
Spectrum Income Fund	22.8	13.3		17.7
Spectrum International Fund	15.0	3.9		10.8
Total Equity Market Index Fund	6.5	8.6		7.2
U.S. Large-Cap Core Fund	76.7	60.5		79.7
Value Fund	146.3	95.7		106.5

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate resulted from the most recently completed fiscal year being the first full fiscal year that the fund was in operation.

SECURITIES LENDING ACTIVITIES

JPMorgan Chase and State Street Corporation (the “Agents”) each serve as a custodian and securities lending agent for the Price Funds. As the securities lending agent, they each administer the funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Price Funds and each Agent.

Each Agent is responsible for making available to approved borrowers securities from each fund’s portfolio. Each Agent is also responsible for the administration and management of each fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required cash collateral is delivered by the borrower(s), arranging for the investment of cash collateral received from borrowers in accordance with the investment vehicle approved by each fund’s Board, and arranging for the return of loaned securities to the fund in accordance with the funds’ instruction or at loan termination. As compensation for their services, each Agent receives a portion of the amount earned by each fund for lending securities.

The following table sets forth, for each fund’s most recently completed fiscal year, the fund’s gross income received from securities lending activities, any fees and/or other compensation paid by the fund for securities lending activities, and the net income earned by the fund for securities lending activities. The funds do not pay cash collateral management fees, separate administrative fees, separate indemnification fees, or other fees not reflected in the following table. Net income from securities lending activities may differ from the amount reported in a fund’s annual report, which reflects estimated accruals.

Fiscal Year Ended 2/28/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
California Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
California Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Georgia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
New Jersey Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
New York Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
New York Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Tax-Efficient Equity Fund	$159,537	$8,447	$105,968	$114,415	$45,122
Tax-Exempt Money Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free Income Fund	(a)	(a)	(a)	(a)	(a)

Fiscal Year Ended 2/28/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Tax-Free Short-Intermediate Fund	(a)	(a)	(a)	(a)	(a)
Virginia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)

(a) This fund does not participate in securities lending.

Fiscal Year Ended 5/31/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Corporate Income Fund	0	0	0	0	0
Credit Opportunities Fund	0	0	0	0	0
Floating Rate Fund	0	0	0	0	0
Global Multi-Sector Bond Fund	0	0	0	0	0
GNMA Fund	0	0	0	0	0
Government Money Fund	(a)	(a)	(a)	(a)	(a)
Government Reserve Fund	(a)	(a)	(a)	(a)	(a)
High Yield Fund	$140,624	$21,241	0	$21,241	$119,383
Inflation Protected Bond Fund	2,900	261	$1,158	1,419	1,481
Institutional Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
Institutional Core Plus Fund	0	0	0	0	0
Institutional Floating Rate Fund	0	0	0	0	0
Institutional High Yield Fund	25,007	3,764	0	3,764	21,243
Institutional Long Duration Credit Fund	0	0	0	0	0
Limited Duration Inflation Focused Bond Fund	113,363	10,166	45,589	55,755	57,608
New Income Fund	7,875,973	276,533	6,069,217	6,345,750	1,530,224
Personal Strategy Balanced Fund	206,486	24,637	42,272	66,909	139,577
Personal Strategy Growth Fund	231,063	27,053	50,783	77,837	153,227
Personal Strategy Income Fund	125,528	14,558	28,470	43,028	82,499
Retirement 2005 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2010 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2015 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2020 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2025 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2030 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2035 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2040 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2045 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2050 Fund	(a)	(a)	(a)	(a)	(a)

Fiscal Year Ended 5/31/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Retirement 2055 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2060 Fund	(a)	(a)	(a)	(a)	(a)
Retirement Balanced Fund	(a)	(a)	(a)	(a)	(a)
Retirement I 2005 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2010 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2015 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2020 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2025 Fund— Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2030 Fund— Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2035 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2040 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2045 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2050 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2055 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2060 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement Balanced I Fund—I Class	(a)	(a)	(a)	(a)	(a)
Short-Term Fund	(a)	(a)	(a)	(a)	(a)
Short-Term Bond Fund	0	0	0	0	0
Target 2005 Fund	(a)	(a)	(a)	(a)	(a)
Target 2010 Fund	(a)	(a)	(a)	(a)	(a)
Target 2015 Fund	(a)	(a)	(a)	(a)	(a)
Target 2020 Fund	(a)	(a)	(a)	(a)	(a)
Target 2025 Fund	(a)	(a)	(a)	(a)	(a)
Target 2030 Fund	(a)	(a)	(a)	(a)	(a)
Target 2035 Fund	(a)	(a)	(a)	(a)	(a)
Target 2040 Fund	(a)	(a)	(a)	(a)	(a)
Target 2045 Fund	(a)	(a)	(a)	(a)	(a)
Target 2050 Fund	(a)	(a)	(a)	(a)	(a)
Target 2055 Fund	(a)	(a)	(a)	(a)	(a)
Target 2060 Fund	(a)	(a)	(a)	(a)	(a)
Total Return Fund	(a)	(a)	(a)	(a)	(a)
Treasury Reserve Fund	(a)	(a)	(a)	(a)	(a)
U.S. High Yield Fund	(a)	(a)	(a)	(a)	(a)
U.S. Treasury Intermediate Fund	0	0	0	0	0
U.S. Treasury Long-Term Fund	0	0	0	0	0
U.S. Treasury Money Fund	(a)	(a)	(a)	(a)	(a)
Ultra Short-Term Bond Fund	0	0	0	0	0

(a) This fund does not participate in securities lending.

Fiscal Year Ended 10/31/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Africa & Middle East Fund	0	0	0	0	0
Asia Opportunities Fund	$19,675	$969	$13,213	$14,182	$5,493
Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
Emerging Europe Fund	6,500	623	2,346	2,969	3,530
Emerging Markets Discovery Stock Fund	0	0	0	0	0
Emerging Markets Stock Fund	0	0	0	0	0
European Stock Fund	62,158	8,000	8,826	16,826	45,332
Global Allocation Fund	53,246	5,825	15,093	20,918	32,329
Global Growth Stock Fund	239,249	20,242	104,295	124,537	114,712
Global Stock Fund	1,068,571	87,851	482,879	570,730	497,841
Institutional Africa & Middle East Fund	0	0	0	0	0
Institutional Emerging Markets Equity Fund	0	0	0	0	0
Institutional Frontier Markets Equity Fund	0	0	0	0	0
Institutional Global Focused Growth Equity Fund	44,815	3,536	21,231	24,767	20,048
Institutional Global Growth Equity Fund	385,033	31,289	176,428	207,717	177,316
Institutional Global Value Equity Fund	6,360	513	2,937	3,450	2,910
Institutional International Core Equity Fund	115,632	12,739	30,702	43,440	72,191
Institutional International Disciplined Equity Fund	10,585	1,325	1,749	3,075	7,510
Institutional International Growth Equity Fund	18,769	1,413	9,341	10,754	8,015
International Disciplined Equity Fund	2,544	320	408	728	1,816
International Discovery Fund	7,320,961	889,433	1,391,350	2,280,783	5,040,178
International Equity Index Fund	436,171	37,962	183,025	220,987	215,184
International Stock Fund	4,924,439	412,072	2,177,222	2,589,294	2,335,144
International Value Equity Fund	7,258,714	711,775	2,513,538	3,225,313	4,033,401
Japan Fund	810,834	84,795	245,524	330,319	480,515
Latin America Fund	117,574	7,260	69,171	76,431	41,143
Multi-Strategy Total Return Fund	8,554	796	4,165	4,959	3,594
New Asia Fund	168,008	8,659	110,278	118,937	49,071
Overseas Stock Fund	10,994,094	1,123,275	3,505,582	4,628,857	6,365,237
Summit Municipal Income Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Intermediate Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Money Market Fund	(a)	(a)	(a)	(a)	(a)
U.S. Bond Enhanced Index Fund	244,258	5,815	207,702	213,517	30,741

(a) This fund does not participate in securities lending.

Fiscal Year Ended 12/31/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Balanced Fund	$659,645	$60,802	$269,425	$330,228	$329,418
Blue Chip Growth Fund	23,453,523	990,617	17,636,987	18,627,604	4,825,919
Capital Appreciation Fund	2,342,130	340,077	177,138	517,215	1,824,915
Capital Opportunity Fund	19,987	3,126	1,279	4,405	15,582
Communications & Technology Fund	3,221,650	319,717	1,166,101	1,485,818	1,735,832
Diversified Mid-Cap Growth Fund	2,430,767	87,302	1,953,260	2,040,561	390,206
Dividend Growth Fund	4,108,560	165,539	3,329,688	3,495,226	613,333
Dynamic Credit Fund	(a)	(a)	(a)	(a)	(a)
Dynamic Global Bond Fund	513,023	42,279	246,461	288,739	224,284
Emerging Markets Bond Fund	0	0	0	0	0
Emerging Markets Corporate Bond Fund	0	0	0	0	0
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund	0	0	0	0	0
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)
Equity Income Fund	0	0	0	0	0
Equity Index 500 Fund	8,294,194	249,174	7,013,849	7,263,023	1,031,170
Extended Equity Market Index Fund	3,510,439	232,060	2,023,114	2,255,174	1,255,265
Financial Services Fund	886,671	36,626	707,860	744,487	142,184
Global Consumer Fund	1,215	119	423	542	673
Global High Income Bond Fund	0	0	0	0	0
Global Industrials Fund	18,039	1,027	11,178	12,205	5,834
Global Real Estate Fund	0	0	0	0	0
Global Technology Fund	0	0	0	0	0
Growth & Income Fund	0	0	0	0	0
Growth Stock Fund	2,073,641	301,075	162,530	463,605	1,610,036
Health Sciences Fund	0	0	0	0	0
Institutional Emerging Markets Bond Fund	0	0	0	0	0
Institutional Large-Cap Core Growth Fund	803,231	53,241	520,233	573,473	229,758
Institutional Large-Cap Growth Fund	0	0	0	0	0
Institutional Large-Cap Value Fund	1,704,494	84,791	1,306,596	1,391,387	313,107
Institutional Mid-Cap Equity Growth Fund	323,597	46,979	24,545	71,524	252,073
Institutional Small-Cap Stock Fund	0	0	0	0	0
Institutional U.S. Structured Research Fund	6,011	1,013	272	1,284	4,727

Fiscal Year Ended 12/31/18		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
International Bond Fund	387,214	15,901	281,200	297,101	90,113
International Bond Fund (USD Hedged)	811,192	40,147	543,537	583,684	227,509
Mid-Cap Growth Fund	1,308,263	182,149	105,068	287,217	1,021,046
Mid-Cap Index Fund	11,388	431	8,809	9,240	2,148
Mid-Cap Value Fund	0	0	0	0	0
New America Growth Fund	0	0	0	0	0
New Era Fund	266,963	29,521	70,159	99,680	167,283
New Horizons Fund	0	0	0	0	0
QM Global Equity Fund	8,772	473	5,606	6,079	2,693
QM U.S. Small-Cap Growth Equity Fund	72,415	3,405	51,255	54,660	17,755
QM U.S. Small & Mid-Cap Core Equity Fund	9,062,079	319,370	7,149,998	7,469,368	1,592,711
QM U.S. Value Equity Fund	432	17	327	345	87
Real Assets Fund	16	2	0	2	13
Real Estate Fund	0	0	0	0	0
Retirement Income 2020 Fund	(b)	(b)	(b)	(b)	(b)
Science & Technology Fund	0	0	0	0	0
Small-Cap Index Fund	21,462	1,439	11,630	13,069	8,394
Small-Cap Stock Fund	0	0	0	0	0
Small-Cap Value Fund	0	0	0	0	0
Spectrum Growth Fund	(b)	(b)	(b)	(b)	(b)
Spectrum Income Fund	(b)	(b)	(b)	(b)	(b)
Spectrum International Fund	(b)	(b)	(b)	(b)	(b)
Total Equity Market Index Fund	1,035,792	48,671	751,158	799,830	235,963
U.S. Large-Cap Core Fund	121	18	0	18	103
Value Fund	15,598,447	676,107	12,614,080	13,290,188	2,308,259

(a) Prior to commencement of operations.

(b) This fund does not participate in securities lending.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the fund’s Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections titled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign over-the-counter (“OTC”) markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers.

Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S., and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility. For instance, the Swiss National Bank had adopted a policy in 2011 to guarantee that the Swiss franc would not be worth more than 1.20 euros. In 2015, the Swiss National Bank determined, with little warning to market participants, that it would no longer cap the Swiss franc’s exchange rate against the euro, which led to significant turmoil throughout the markets not only in Europe but globally.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the eurozone, that use the euro as their currency. Although the eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the eurozone and dissolution of the euro. A breakup of the eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

British Exit From EU (“Brexit”) On June 23, 2016, the United Kingdom voted via referendum to leave the EU, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw, which began a two-year process of formal withdrawal from the EU. On November 25, 2018, EU leaders approved the terms of the United Kingdom’s withdrawal from the EU. Pending the outcome of negotiations between the United Kingdom Parliament and EU leaders, the possibility of the ultimate implementation of a withdrawal agreement, if any, remains uncertain. In the event the United Kingdom withdraws without ratifying an agreement with the EU, the relationship between the United Kingdom and the EU would be based on the World Trade Organization rules. It is not presently possible to determine the extent of the impact this arrangement would have on the funds’ investments in the United Kingdom, and this continued uncertainty could have an adverse effect on the funds’ investments. There is also considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries to also withdraw from the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but also the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, Eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. In addition, Eastern European markets are particularly sensitive to social, economic, political and currency events in Russia and may suffer heavy losses as a result of their trading and investment connections to the Russian economy and currency. Political risk for Russia remains high, and steps that Russia has recently taken and may take in the future to assert its geopolitical influence, as it did with Georgia in 2008 and Ukraine beginning in 2014, may increase the tensions in the region and affect economic growth. The U.S., the regulatory bodies of certain other countries, and the EU have instituted sanctions against certain Russian individuals and Russian entities in response to political and military actions undertaken by Russia. These sanctions can consist of prohibiting certain securities trades, certain private transactions in the energy sector, asset freezes, and prohibition of all business against a Russian individual or entity. Such sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact not only the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency, but also the economies of other European countries including those of Eastern Europe.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies that are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Investments in Saudi Arabia The funds generally expect to conduct their transactions in a manner in which they would not be limited by regulations to a single broker. However, there may be a limited number of brokers who can provide services to the fund in Saudi Arabia, which may have an adverse impact on the prices, quantity or timing of fund transactions.

The funds’ ability to invest in Saudi Arabian equity securities depends on the ability of T. Rowe Price as a Foreign Portfolio Manager, and the fund as a Qualified Foreign Investor (“QFI”), to obtain and maintain their respective authorizations from the Saudi Arabia Capital Market Authority (“CMA”). Even though the funds have obtained QFI approval, the funds do not have an exclusive investment quota and are subject to foreign investment limitations and other regulations imposed by the CMA on QFIs, as well as local market participants. Any change in the QFI system generally, including the possibility of T. Rowe Price or the funds losing their respective Foreign Portfolio Manager and QFI status, may adversely affect the funds.

The funds are required to use a trading account to buy and sell securities in Saudi Arabia. This trading account can be held directly with a broker, or held with a custodian, which is known as the Independent Custody Model (“ICM”). The ICM approach is generally regarded as preferable because securities are under the safe keeping and control of the custodian and would be recoverable in the event of the bankruptcy of the custodian. When a fund utilizes the ICM approach, it relies on a broker standing instruction letter to authorize the fund’s sub-custodian to move securities to a trading account for settlement, based on the details supplied by the broker. However, an authorized broker could potentially either fraudulently or erroneously sell a fund’s securities, although opportunities for a local broker to conduct fraudulent transactions are limited due to short trading hours (trading hours in Saudi Arabia are generally between 10 a.m. to 3 p.m.) In addition, the risk of fraudulent or erroneous transactions are further mitigated by a manual pre-matching process conducted by the custodian, which validates the fund’s settlement instructions with the local broker contract note and the transaction report from the depository. Similar risks also apply to using a direct broker trading account. When a fund utilizes a direct broker trading account, the account is set up in the fund’s name, and the assets are likely to be treated as ring-fenced and separated from any other accounts at the broker. However, if the broker defaults, there may be a delay to recovering the fund’s assets that are held in the broker account and legal proceedings may need to be initiated in order to do so.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. For example, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies, and global demand for commodities. More specifically, the prices of oil and other commodities are in the midst of a period of high volatility driven, in part, by a continued slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties.

• Japan

The Japanese economy fell into a recession in the late 2000s due in part to the global economic crisis during that period. This economic recession was likely compounded by an unstable financials sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financials sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy, and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by overextension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets, and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

• Investments in Local Chinese Securities

China Interbank Bond Market Certain funds may invest in the China Interbank Bond Market. In February 2016, China’s authorities announced that a wide range of foreign institutional investors (such as the funds) would be given access to the China Interbank Bond Market, which has made it much easier for international investors to access China’s bond market. Transactions in the China Interbank Bond Market are subject to certain risks. Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in the China Interbank Bond Market may result in prices of certain debt securities traded on such market fluctuating significantly. In addition, the bid and offer spreads of the prices of such securities may be large, and the funds may therefore incur significant trading and realization costs and may even suffer losses when selling such investments.

To the extent that the funds transact in the China Interbank Bond Market, the funds may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the funds may default in its obligation to settle the transaction by delivery of the relevant security or by payment for value.

Since the relevant filings and account opening for investment in the China Interbank Bond Market have to be carried out via an onshore settlement agent, the funds are subject to the risks of default or errors on the part of the onshore settlement agent.

The China Interbank Bond Market is also subject to regulatory risks. The relevant rules and regulations on investment in the China Interbank Bond Market are subject to change which may have potential retrospective effect. In the event that the relevant Mainland authorities suspend account opening or trading on the China Interbank Bond Market, the funds’ ability to invest in the China Interbank Bond Market will be limited and, after exhausting other trading alternatives, the funds may suffer substantial losses as a result.

QFII License Certain funds may invest in local Chinese securities using a qualified foreign institutional investor (“QFII”) license. Chinese regulators require that the name of the QFII license holder be used in connection with assets held on behalf of the relevant funds. The regulators acknowledge that the assets in a fund’s account belong to that fund and not to the investment adviser or a subadviser, and the depositary has set up a subaccount in the name of each relevant fund (which is allowed under Chinese law). However, should creditors of the QFII assert that the assets in the accounts are owned by the QFII and not the relevant fund, and if a court should uphold this assertion, creditors of the QFII could seek payment from the assets of the relevant fund. Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital.

Stock Connect Certain funds may invest in certain Shanghai-listed and Shenzhen-listed securities (“Stock Connect Securities”) through the Shanghai-Hong Kong Stock Connect or the Shenzhen-Hong Kong Stock Connect, respectively (“Stock Connect”), a joint securities trading and clearing program designed to permit mutual stock market access between mainland China and Hong Kong. Stock Connect is a joint project of the Hong Kong Exchanges and Clearing Limited (“HKEC”), China Securities Depository and Clearing Corporation Limited (“ChinaClear”), the Shanghai Stock Exchange and the Shenzhen Stock Exchange. Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house that in turn is operated by HKEC, acts as nominee for investors accessing Stock Connect Securities.

Risks of investing through Stock Connect include:

• The current regulations relating to Stock Connect are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that the Stock Connect will not be abolished. New regulations may be issued from time to time by the regulators/stock exchanges in mainland China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The funds may be adversely affected as a result of such changes.

• The Stock Connect Securities in respect of the funds are held by the depositary/ sub-custodian in accounts in the Hong Kong Central Clearing and Settlement System (“CCASS”) maintained by the HKSCC as central securities depositary in Hong Kong. HKSCC in turn holds the Stock Connect Securities, as the nominee holder, through an omnibus securities account in its name registered with ChinaClear for Stock Connect. The precise nature and rights of the funds as the beneficial owners of the Stock Connect Securities through HKSCC as nominee are not well defined under Chinese law. There is lack of a clear definition of, and distinction between, “legal ownership” and “beneficial ownership” under Chinese law and there have been few cases involving a nominee account structure in the Chinese courts. Therefore, the exact nature and methods of enforcement of the rights and interests of the funds under Chinese law is uncertain. Because of this uncertainty, in the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong it is not clear if the Stock Connect Securities will be regarded as held for the beneficial ownership of the funds or as part of the general assets of HKSCC available for general distribution to its creditors.

• HKSCC and ChinaClear have established the clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants, and on the other hand undertake to fulfil the clearing and settlement obligations of its clearing participants with the counterparty clearing house. As the national central counterparty of mainland China’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the China Securities Regulatory Commission. The chances of ChinaClear default are considered to be remote. In the remote event of a ChinaClear default, HKSCC’s liabilities in Stock Connect Securities under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against ChinaClear. HKSCC should in good faith seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the relevant fund may suffer delay in the recovery process or may not fully recover its losses from ChinaClear.

• The Stock Connect is subject to quota limitations. In particular, the Stock Connect is subject to a daily quota which does not belong to or the funds and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected (although investors will be permitted to sell their cross-boundary securities regardless of the quota balance). Therefore, quota limitations may restrict the relevant fund’s ability to invest in the Stock Connect Securities on a timely basis, and the relevant fund may not be able to effectively pursue its investment strategy.

• When a stock is recalled from the scope of eligible stocks for trading via the Stock Connect, the stock can only be sold but restricted from being bought. This may affect the investment portfolio or strategy of the relevant fund, for example, if the investment manager or sub-managers wish to purchase a stock which is recalled from the scope of eligible stocks.

• Each of the HKEC, the Shanghai Stock Exchange and the Shenzhen Stock Exchange reserves the right to suspend trading if necessary for ensuring an orderly and fair market and that risks are managed prudently. Consent from the relevant regulator would be sought before a suspension is triggered. Where a suspension is effected, the relevant fund’s ability to access the Chinese market will be adversely affected.

• The Stock Connect only operates on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the mainland China market but the funds cannot carry out any Stock Connect Securities trading. The funds may be subject to a risk of price fluctuations in Stock Connect Securities during the time when the Stock Connect is not trading as a result.

• Chinese regulations require that before an investor sells any shares, there should be sufficient shares in the account; otherwise the Shanghai Stock Exchange or the Shenzhen Stock Exchange will reject the sell orders concerned. HKEC will carry out pre-trade checking on Stock Connect Securities sell orders of its participants (i.e. the stock brokers) to ensure there is no over-selling. If a fund intends to sell certain Stock Connect Securities it holds, it must transfer those Stock

Connect Securities to the respective accounts of its broker(s) before the market opens on the day of selling (“trading day”). If it fails to meet this deadline, it will not be able to sell those shares on the trading day. Because of this requirement, a fund may not be able to dispose of its holdings of Stock Connect Securities in a timely manner.

• The Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are permitted to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. The securities regimes and legal systems of the two markets differ significantly and market participants may need to address issues arising from the differences on an on-going basis. There is no assurance that the systems of the HKEC and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in both markets through the program could be disrupted. The relevant fund’s ability to access the mainland China market (and hence to pursue its investment strategy) may be adversely affected.

• Investment in Stock Connect Securities is conducted through brokers, and is subject to the risks of default by such brokers’ in their obligations. Investments of the funds are not covered by Hong Kong’s Investor Compensation Fund, which has been established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Since default matters in respect of Stock Connect Securities do not involve products listed or traded in HKEC, they will not be covered by the Investor Compensation Fund. Therefore, the relevant fund is exposed to the risks of default of the broker(s) it engages in its trading in Stock Connect Securities.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, Government National Mortgage Association “GNMA” and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented, and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including GNMA securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market; the value of lower-rated debt securities in the funds’ portfolios; the funds’ net asset value; and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds that invest in lower-rated debt securities is more risky than investment in shares of funds that invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, a fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities that the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. Similar requirements may apply to bonds purchased with market discount. The funds must distribute substantially all of their income to their shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the credit rating and financial condition of the issuer. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater price volatility than municipal securities with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of municipal bonds and a decline in interest rates will generally increase the value of municipal bonds. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of municipal securities that they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals that would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal bond issuers could produce varying results among the states or even among municipal bond issuers within a state. The rights of the holders of municipal bond issues, and the enforceability of municipal bond issues (and their associated financing documents), may be subject to, among others: (1) bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors’ rights, in effect now or after the date of the issuance; (2) principles of equity; and (3) the exercise of judicial discretion. The U.S. Bankruptcy Code limits the filing for relief to municipalities that have been specifically authorized to do so under applicable state law, whereas bonds payable exclusively by private entities may be subject to the other provisions of the United States Bankruptcy Code. Further, when a municipality experiences an adverse change in financial condition (including, but not limited to, bankruptcy), the municipality may elect not to repay obligations due to economic or political pressures or other external factors.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal and interest value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single insurer.

High Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may have lower overall liquidity than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Money Market Funds

The T. Rowe Price money market funds limit their purchases of portfolio holdings to those U.S. dollar-denominated securities that the funds’ Boards determine present minimal credit risk and that are eligible securities as defined in Rule 2a-7 under the 1940 Act.

Rule 2a-7 requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days and that have been determined by the money market funds’ Boards (or the funds’ investment adviser, if the Boards delegate such power to the investment adviser) to present minimal credit risks to the money market funds. Accordingly, each T. Rowe Price money market fund only purchases securities that present minimal credit risks in the opinion of T. Rowe Price, pursuant to guidelines approved by each fund’s Board. In making its minimal credit risks determinations, T. Rowe Price considers the capacity of each security’s issuer or guarantor to meet its financial obligations and, in doing so, considers, to the extent appropriate, the following factors, as required by Rule 2a-7: (1) the issuer’s or guarantor’s financial condition; (2) the issuer’s or guarantor’s sources of liquidity; (3) the issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (4) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends and the issuer’s or guarantor’s competitive position within its industry. In making determinations regarding minimal credit risks, T. Rowe Price may consider additional factors, including, for example, certain asset-specific factors. Pursuant to Rule 2a-7 and guidelines approved by the funds’ Boards, T. Rowe Price provides an ongoing review of the credit quality of each portfolio security to determine whether the security continues to present minimal credit risks. A security may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.

A “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities.

There can be no assurance that the funds will achieve their investment objectives or, in the case of retail or government money market funds, be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government, and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value.

Pursuant to Rule 2a-7, “retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the funds to accounts beneficially owned by natural persons. Funds designated “retail money market funds” have implemented policies and procedures designed to limit new investments to accounts beneficially owned by natural persons and have obtained assurances from financial intermediaries that they have developed adequate procedures to limit new investments in the fund to accounts beneficially owned by natural persons. The T. Rowe Price retail money market funds will involuntarily redeem investors who do not satisfy these eligibility requirements.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated With a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and health care. The state of California, and its local governments, agencies, and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos Districts, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the state constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated With a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s state treasury receipts. The state also established “debt affordability” limits, which provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 7% of the prior year’s state treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated With a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated With a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated With a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation, and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated With a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, health care, and industrial development. The commonwealth of Virginia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All Tax-Free Funds

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of May 1, 2018, the general obligation debt of Puerto Rico was rated Ca by Moody’s and D by Fitch; the outlook is negative by Moody’s while the S&P and Fitch outlooks are not applicable. In March of 2018, S&P discontinued its ‘D’ rating for Puerto Rico general obligation debt. This reflects that each credit rating firm has downgraded its respective ratings of Puerto Rico’s general obligation debt further below investment grade or discontinued its ratings entirely, along with the ratings of certain related Puerto Rico issuers. The below investment-grade credit ratings reflect, in part, Puerto Rico’s default on its debt payments commencing on August 1, 2015, and continuing, as well as concerns regarding the deterioration of economic and fiscal conditions within the commonwealth, structural budget imbalances, impaired access to capital, diminished liquidity, underfunded pensions, and a rising debt burden. Developments over the past year have continued to highlight the seriousness of Puerto Rico’s fiscal crisis. In June 2015, the commonwealth’s governor, Alejandro Garcia Padilla, said that Puerto Rico would be unable to continue servicing its debt, a reversal of the previous position of the island’s government. That was followed in September 2015 by the commonwealth’s Fiscal and Economic Growth Plan, which called into question the constitutional protection of Puerto Rico’s general obligation bonds and recommended negotiations to restructure its debt. In April 2016, Puerto Rico passed legislation that would allow the governor to declare a state of emergency that would stop payments on the island’s debts through early 2017. In reaction to these developments, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) in June 2016, establishing a federally appointed fiscal control board (FCB) to oversee the island’s financial operations and possible debt restructuring. Members of the fiscal control board were announced by the Obama administration in August 2016. Over the course of numerous meetings between the commonwealth’s current governor, Ricardo Rossello, and the FCB, a financial plan emerged that provided only 23% bondholder recovery. When a PROMESA-allowed stay on litigation expired on May 1 2017, the Fiscal Control Board triggered Title III of PROMESA (quasi-bankruptcy) as it deemed attempts to negotiate with bondholders unsuccessful. As a result of the challenging economic and fiscal environment facing the U.S. territory, certain securities issued by the Commonwealth of Puerto Rico and its agencies are currently considered below investment grade. Below investment-grade credit ratings, along with further downgrades, could weaken the demand for such securities, prevent those issuers from obtaining the financing they need, and limit their ability to pay interest and principal when due. Should the economic or fiscal conditions in Puerto Rico persist or worsen, the volatility, liquidity, credit quality, and performance of its municipal obligations could be severely affected. As such, a fund’s performance could be adversely impacted to the extent it has exposure to Puerto Rico municipal obligations. On September 20, 2017 Hurricane Maria crossed through Puerto Rico causing significant damage; it is expected recovery will be prolonged and require considerable resources. While the federal government has pledged assistance, through Federal Emergency Management Agency and other programs, Puerto Rico has lost population given the severity of the damage and the timeframe for re-building.

Debt As of February 1, 2017, the outstanding debt of Puerto Rico totaled $74 billion, which is large relative to the size of its economy. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations, or guarantee; public corporations such as highways, water and sewer, and electric power and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth’s appropriations or taxes.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies that are independent entities in the mainland United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt with the rate of growth of its gross national product (“GNP”). According to the Puerto Rico Planning Board, GNP is projected to decrease 1.8% and 2.3% in fiscal years 2016 and 2017, respectively, whereas debt levels have been essentially flat.

Economy Puerto Rico’s economy is linked in many ways to the mainland U.S. economy. Like the mainland United States, the commonwealth experienced an economic recession in the late 2000s. Government officials estimate that the economy (as measured by real GNP) contracted 3.8% in 2009, 3.6% in 2010, and 1.7% in 2011, then grew by 0.5% during 2012 and contracted by 0.1% in 2013 and 1.7% in 2014. The forecast for growth is lower than that of the mainland United States, as noted above.

Manufacturing, especially pharmaceuticals, is very important to the local economy in Puerto Rico. Manufacturing accounted for approximately 48% of GNP in 2014, and 8% of nonfarm payroll employment. Services are another component of the local economy and represented 43% of GNP and 63% of employment in 2014. Tourism is an important subsector of services and an important driver of Puerto Rico’s economy. The number of tourists and the value of their expenditures increased 28% between 2009 and 2014.

For many years, mainland U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States federal corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. Following the phase-outs, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward as some individual plants have closed while others have become more automated.

Financial Puerto Rico has yet to release its fiscal year 2015 audited financial statements; as such, the following financial information is based on preliminary and unaudited figures released by the commonwealth. Puerto Rico’s general fund revenues, on a budgetary basis, were $9.0 billion in fiscal year 2015 (yielding a deficit of $1.0 billion). In comparison, fiscal year 2014 produced a $1.2 billion deficit. The governor and his administration implemented various fiscal measures, including substantial borrowings, expense restructuring, and tax reform in an effort to reduce the budget gap but were unsuccessful in doing so. A balanced budget was originally projected for fiscal year 2016 but looks to be a deficit of $0.90 billion. For fiscal year 2017, Puerto Rico’s general fund revenues (unaudited) are running 2% above fiscal year 2016. The governor and his administration have proposed various measures to bring fiscal year operations into balance, but there are no assurances that this can be achieved.

All Funds

Cybersecurity Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, can cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which they invest or with which they do business.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or nonparticipating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while nonparticipating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than nonconvertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Federal Agricultural Mortgage Corporation (“FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. GNMA, FNMA, FHLMC, and FAMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS), which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (“Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the American Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA certificates as 30-year securities that prepay in full in the 12th year. FNMA and FHLMC certificates may have differing prepayment characteristics.

Fixed rate mortgage-backed securities bear a stated “coupon rate” that represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium to or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions that are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages that back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole-loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve, such as floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-class Pass-Through Securities Unlike CMOs, U.S. government agency multi-class pass-through securities, which include FNMA guaranteed real estate mortgage investment conduit pass-through certificates and FHLMC multi-class mortgage participation certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on multi-class residential mortgage securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on multi-class residential mortgage securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities (“IOs”) receive the interest portion of the cash flow while principal-only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped mortgage-backed securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared with interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

• ARMs ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund forgoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

In addition, recently finalized rules of FINRA include mandatory margin requirements that require the funds to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the funds and impose added operational complexity.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest-growing sectors of the U.S. fixed income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types, including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, as long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a AAA rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers, which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class, and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision, and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple-class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first-lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first-lien mortgage loan, additional financing that is subordinate to that first-lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk Regarding Mortgage Rates

The pass-through rates on the adjustable rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and Reinvestment Could Be Adversely Affected by Unpredictability of Prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors that influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower-yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder, and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most credit card-backed securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events, which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets that pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation protected bonds typically have lower yields than conventional fixed rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon.

Inflation protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized bond obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities. Collateralized loan obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries, which are referred to as loans to developing countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or that have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

The Investment Managers will generally choose not to receive material nonpublic information about the issuers of loans who also issue publicly traded securities that a Price Fund owns or may want to own. As a result, the Investment Managers may have less information than other investors about certain of the loans in which they invest or seek to invest on behalf of the Price Funds or other client accounts. In some circumstances, the Investment Managers may receive material nonpublic information about an issuer as a result of a Price Fund’s ownership of a loan involving that issuer. In these situations, a fund may be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so due to prohibitions on trading in securities of issuers while in possession of material nonpublic information. Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities because investors in loans (such as the funds) may not be entitled to rely on the protections of the federal securities laws.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-kind (“PIK”) instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. Similar requirements may apply to bonds purchased with market discount. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less efficient trading market with lower overall liquidity, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks, which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims, and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization, which may include the distribution of new securities. The liquidity of these securities may be tied to the liquidity of the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that gains from trade claims would not be treated as gains from the sale of securities for federal income tax purposes. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent such securities are determined to be illiquid, they will be subject to the funds’ limit on illiquid investments. There have also been certain legal challenges to the use of lease revenue bonds in various states.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax-exempt private activity bonds has generally been subject to the alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from the AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from the AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income, and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the AMT, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: In the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third-party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third-party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the retail or government money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but they tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities that are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a desire to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on a fund’s performance.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, will be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values; risks related to local or general economic conditions, particularly lack of demand; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; obsolescence; losses due to natural disasters; condemnation of properties; regulatory limitations on rents and fluctuations in rental income; variations in market rental rates; and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions, which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations, which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification, so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his or her proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unitholders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be fewer legal protections afforded to investors in a partnership than to investors in a corporation. At times, partnerships may potentially offer relatively high yields compared with common stocks. Because partnerships are generally treated as “pass through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unitholders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Restricted Securities

Certain restricted securities may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in current market conditions in seven calendar days or less without the sale significantly changing the market value of the security. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards.

Notwithstanding the above, the funds may purchase securities that, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (Other Than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities, and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief, which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other Price Funds invest include high yield bonds, floating rate loans, inflation-linked securities, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies, and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows that limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and such funds often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are generally considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities that, at the time of investment, have remaining maturities of 397 calendar days or less or adjustable rate government securities that may have maturities longer than 397 calendar days but have interest rate resets within 397 calendar days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Eligible Money Market Securities Defined

Effective October 14, 2016, pursuant to amendments adopted by the SEC, Rule 2a-7 eliminated references to requisite NRSROs, credit ratings, and “first tier and second tier money market securities,” but continues to require money market funds to invest only in eligible securities, as defined in amended Rule 2a-7. Under amended Rule 2a-7, an eligible security is a security that (i) is issued by a registered investment company that is a money market fund, (ii) is a government security, and/or (iii) has a remaining maturity of 397 calendar days or less and has been determined by the fund’s Board (or its delegate) to present minimal credit risks to the fund. The credit risk determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. In doing so, the analysis must include, to the extent appropriate, consideration of:

(a) the security’s issuer’s or guarantor’s financial condition;

(b) the security’s issuer’s or guarantor’s sources of liquidity;

(c) the security’s issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(d) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and the issuer’s or guarantor’s competitive position within its industry.

The credit risk analysis may include additional factors that may be relevant in evaluating certain specific asset types, as described in amended Rule 2a-7.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment programs. In the future, a fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the fund’s investment objectives and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

A derivative is a financial instrument that has a value based on—or “derived from”—the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate. The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the reference asset. Some hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

Some derivatives are traded on an exchange, while other derivatives are entered into or traded on the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges, securities exchanges, or both. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

The funds may use derivatives for a variety of purposes and may use them to establish both long and short positions within the portfolio. Potential uses include, but are not limited to, the following: adjusting duration; managing or establishing exposure to interest rates, cash market securities, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund and maintaining liquidity while remaining invested in the market. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to their exposure to a particular issuer, country, or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Each fund may use derivatives for hedging and risk management purposes. Hedging is a strategy in which a derivative is used to offset or mitigate risks associated with other fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements.

There can be no assurance that a fund’s hedging strategies will be effective. No fund is required to engage in hedging transactions. While derivatives may be used to help offset the risks of other positions and exposures within the portfolio, some funds may also use derivatives for speculative purposes, such as seeking to achieve gains or enhance returns, rather than offsetting the risk of other positions. When a fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes require payments in addition to the derivative’s original cost.

From time to time, a single order to purchase or sell derivatives (for example, a futures contract or option thereon) may be made on behalf of a fund and other Price Funds and allocated by the manager across the various funds. Such aggregated orders would be allocated among the fund and the other Price Funds in a manner that is consistent with the allocation policy for the funds, which seeks to make such allocations in a fair and nondiscriminatory manner over time.

Risk Factors in Derivatives

Derivatives can be volatile, have lower overall liquidity and involve a higher risk of loss than other investment instruments and involve significant risks, including:

• Correlation Risk Changes in the value of a derivative will not match the changes in the value of its reference asset or the portfolio holdings that are being hedged or of the particular market or security to which the fund seeks exposure.

• Counterparty Risks Certain OTC derivatives are subject to counterparty risk, whereas the risk of default for exchange-traded derivatives is assumed by the exchange’s clearinghouse and its member firms. Counterparty risk is the risk that a party to an OTC derivative contract may fail to perform or be legally unable to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, the failure of the counterparty to make required payments or comply with the terms of the contract and other reasons affecting the counterparty, such as changes in law and imposition of currency controls. In the event of insolvency of the counterparty, a fund may be unable to liquidate, settle or transfer a derivatives position. Because derivatives traded in OTC markets are not guaranteed by an exchange or, in most cases, a clearing corporation, and may not, in some cases, require the counterparty to post margin to the fund to secure its obligations (although margin will generally be required), to the extent that a fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Price Funds attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the fund with a third-party guaranty or other credit enhancement or margin that is held at the custodian for the Price Funds (or at the futures commodity merchant for futures contracts).

• Credit Event Risks The counterparty in a derivative transaction may be unable to honor its financial obligation to a fund, or the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

• Currency Risks For certain types of currency-related derivatives, changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment and could cause losses on the investment.

• Hedging Risks A fund’s hedging techniques may not result in the anticipated results. When using derivatives for hedging and risk management purposes, losses on other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the fund or if the cost of the derivative outweighs the benefit of the hedge. There is also a risk of loss by a fund of margin deposits or collateral posted by the fund to the counterparty in the event of bankruptcy of a counterparty with whom the fund has an open position. There can be no assurance that a fund’s hedging strategies will be effective.

• Leverage Risks Certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) involve the risk that relatively small market movements may result in large changes in the value of an investment. Certain derivatives and trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

• Illiquidity Risk Derivative positions may be (or become) difficult or impossible to exit at the time that the fund would like or at a price that the fund believes the derivative is currently worth.

• Index Risk If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a fund could receive lower interest payments or experience a reduction in the value of the derivative below the level that the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Valuation Risk Derivatives that are not traded on an exchange may not have a widely agreed upon valuation. In addition, some derivatives may be customized for the fund and may include complex features and, thus, without comparable instruments to compare for pricing purposes, they may be difficult to value.

Options

Options are a type of potentially high-risk derivative. The funds may buy or sell listed options on securities, futures, swaps, and commodities, also known as exchange-traded options, as well as buy from or sell options to counterparties, including dealers, which are known as OTC options.

Writing Call Options A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time prior to the expiration date (American style). Options may be settled physically, meaning that the writer or seller must deliver the referenced securities, currency or commodities to the buyer in exchange for the exercise price, or options may be cash settled, which means that the writer or seller must deliver to the buyer cash equal to the difference between the referenced price level of the security, currency or commodity and the exercise price. The funds are authorized to write covered call options on the securities or instruments in which they may invest. A covered call option is an option in which a fund, in return for a premium, gives another party a right to buy specified instruments owned by the fund at (or by) a specified future date and price set at the time of the contract. The principal reason for writing covered call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized by only owning the underlying asset. By writing covered call options, a fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a fund’s ability to sell the underlying security will be limited while the option is in effect unless the fund enters into a closing purchase transaction or the option is cash settled. A closing purchase transaction cancels out a fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Unlike owning securities, currencies or other commodities that are not subject to an option, the funds have no control over when they may be required to sell the underlying securities, currencies or commodities, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option a fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, currency or commodity during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A fund is also permitted to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the fund provided that at the time the call is written, the fund covers the call with an equivalent dollar value of deliverable securities or liquid assets. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each transaction, a fund will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting derivative position) as permitted by the SEC, equal to the market value of the options contract (less any related margin deposits) to cover the position. Such segregation will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation will not limit the fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a fund that can act as a partial hedge.

Uncovered calls have speculative characteristics and the potential for loss by the writer of the option is unlimited. When an uncovered call is exercised, a fund must purchase the underlying security or currency to meet its call obligation. There is also a risk, especially with respect to call options written on preferred and debt securities with lower overall liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a fund will lose the difference.

Index options are option contracts in which the underlying value is based on the value of a particular securities index. As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

The premium received represents the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

Writing Put Options A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer (i.e., the fund) continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the fund to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

Each fund has authority to write put options on the types of securities or instruments that may be held by the fund. A fund will receive a premium for writing a put option, which increases the fund’s return.

A fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund’s portfolios at a price lower than the current market price of the security or currency. In such circumstances, the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, because the fund does not own the specific securities or currencies which it may be required to purchase in exercise of the put, it cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds are also authorized to write (i.e., sell) uncovered put options on instruments in which they may invest but the fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a fund will segregate unencumbered liquid assets with a value at least equal to the fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the SEC). Such segregation will ensure that a fund has assets available to satisfy its obligations with respect to the transaction. Such segregation will not limit the fund’s exposure to loss.

A fund (other than the Dynamic Credit and Multi-Strategy Total Return Funds) will not write a covered call or put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds when seeking to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases. So long as a fund holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds (other than the Dynamic Credit and Multi-Strategy Total Return Funds) will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call or put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

The funds may engage in transactions involving dealer (OTC) options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options could have less or no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until a fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counterparty, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold within 7 days may be considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Special Risks Associated with Options There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures Contracts

The funds may enter into futures contracts involving indexes, interest rates, commodities, currencies, and other reference assets (“futures” or “futures contracts”). Futures contracts are a type of potentially high-risk derivative. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures may involve substantial leverage risk.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used as an alternative to futures contracts, futures contracts are effective and relatively low cost.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

The funds may invest in futures on indexes, such as stock and bond indexes. For example, a stock index assigns relative values to the common stocks included in the index and the index value fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is required when settling the futures obligation and no monetary amount is paid or received by a fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the fund. Any gain or loss is then realized by the fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction.

With respect to a futures contract that is settled with an exchange of cash payments, a fund will cover (and mark-to-market on a daily basis) with liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the variation margin of the futures contract. When entering into a futures contract that does not settle in cash (a physically settled futures contract), a fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the fund may cover its position in a long future by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the fund. A position in a short future may be covered by purchasing a call option on the same futures contract with a strike price no higher than the futures contract. For asset segregation purposes, physically settled futures contracts (and written options on such contracts) will be treated like cash settled futures contracts when a fund has entered into a contractual arrangement with a futures commission merchant or other counterparty to off-set the fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

Special Risks of Transactions in Futures The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the risk of loss in the event of bankruptcy of its futures commission merchant.

In addition, the funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow-customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

Options on Futures

Options on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Investments in options on futures contracts involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, they may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

Swap Agreements

The funds may enter into swap agreements with respect to securities, futures, currencies, indices, commodities and other instruments.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined index, currency or other investment. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a notional amount, i.e., the dollar amount invested at a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a particular security or basket of securities representing a particular index.

The funds may enter into swap agreements on either a bilateral basis or cleared basis. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

For centrally cleared swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable; however, for bilateral OTC swaps, the funds will maintain sufficient liquid assets to meet the swaps confirmed settlement method (i.e., physical settlement or cash settlement). For cash settled swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable. For long physically settled swap positions, the funds will generally maintain sufficient liquid assets to cover future payment obligations; however, for short physically settled contracts, the funds will maintain sufficient liquid assets to cover the notional amount. For example; when trading credit default swaps, a fund will maintain sufficient coverage for the full notional amount of the credit default swap when it sells credit default swap protection; however, when buying credit default swap protection, the fund will maintain sufficient liquid assets to satisfy its aggregate future payment obligations. The fund may net swap positions for purposes of asset coverage if the long and short positions have the same expiration date, reference obligation, and counterparty. The fund will net its obligations using notional amounts and will cover the net position with sufficient liquid assets.

The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

Special Risks of Swaps The use of swap agreements by the funds entails certain risks. Whether a swap agreement will be successful will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or other investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

A fund will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swaption, it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Swap agreements also bear the risk that a fund will not be able to meet it payment obligations to the counterparty. However, the funds will segregate liquid assets (as required by the SEC) in an amount equal to or greater than the market value of the fund’s liabilities under the swap agreement or the amount it would cost the fund initially to make an equivalent direct investment plus or minus any amount the fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the fund’s abilities to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Interest Rate Swaps, Caps and Floors In order to hedge the value of a fund’s portfolio against interest rate fluctuations or to enhance a fund’s income, a fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a fund may also invest in interest rate swaps to enhance income or to increase the fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). In an interest rate swap, a fund may exchange with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a fund holds a mortgage-backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the fund from a reduction in yield due to falling interest rates and may permit the fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payment streams). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained pursuant to SEC and SEC staff positions.

If the interest rate swap transaction is entered into on other than a net basis, the full amount of a fund’s obligations will be accrued on a daily basis, and the full amount of the fund’s obligations will be maintained pursuant to SEC and SEC staff positions.

Typically the parties with which a fund will enter into interest rate transactions will be broker-dealers and other financial institutions. Certain classes of interest rate swaps are required to be cleared by Derivatives Clearing Organizations registered with the CFTC.

If there is a default by the counterparty to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors, however, have lower overall liquidity than swaps. Certain federal income tax requirements may limit a fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments Certain funds may enter into credit default swap agreements and similar agreements, and may also buy other credit-linked derivatives. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a fund.

A fund may be either the buyer or seller in a credit default swap transaction. If a fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. There may also be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund. When a fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Total Return Swap Agreements Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund thereunder. Swap agreements also bear the risk that the fund will not be able to meet its obligation to the counterparty. Generally, the fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained pursuant to SEC and SEC staff positions. If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations will be accrued on a daily basis, and the full amount of the fund’s obligations will be segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Currency Derivatives

Currency derivatives are a type of potentially high-risk derivative. The funds may use currency derivatives for a variety of purposes, such as, but not limited to, settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, and various currency hedging techniques (for example, gaining exposure to a currency expected to appreciate in value versus other currencies).

Foreign Exchange Transactions A fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a fund, sold by a fund but not yet delivered, or committed or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Straddles of the type that may be used by a fund are considered to constitute hedging transactions. Certain funds have a fundamental investment restriction that restricts currency option strategies.

Forward Foreign Exchange Transactions Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain funds, to seek to enhance returns. A fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the fund has received or anticipates receiving a dividend or distribution. A fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the fund is denominated or by purchasing a currency in which the fund anticipates acquiring a portfolio position in the near future. A fund may also hedge portfolio positions through other types of currency derivatives. A fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaged in proxy hedging. A fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold both Canadian government bonds and Japanese government bonds, and T. Rowe Price may believe that Canadian dollars will deteriorate against Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the fund to declines in the value of the Japanese yen relative to the US dollar. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and illiquidity risk. A fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”).

Some of the forward foreign currency contracts entered into by the funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures A fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options A fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

Currency Swaps In order to protect against currency fluctuations, a fund may enter into currency swaps. A fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the fund’s shares, the net asset value of the fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the fund’s hedging strategies will be ineffective. To the extent that a fund hedges against anticipated currency movements that do not occur, the fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency.

There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell.

Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the fund of any profit potential or force the fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the fund.

It may not be possible for a fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Rights and Warrants

Rights and warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Rights and warrants differ from call options in that they are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

Special Risks of Hybrid Instruments The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry illiquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Regulation of and Limitations on Derivatives

In accordance with the 1940 Act and various SEC and SEC staff interpretive positions, the fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a derivative agreement contractually requires a fund to settle in cash, the fund will determine its daily obligation to the counterparty and will maintain sufficient liquid assets to cover that obligation. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

The CFTC’s rules limit the ability of a mutual fund to use CFTC-regulated commodities, futures, options contracts, swaps and certain other derivatives (“CFTC Derivatives”) if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. It is expected that the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules by limiting their direct investments in CFTC Derivatives to the extent necessary for T. Rowe Price and its affiliates to claim exclusion from regulation as a CPO with respect to the funds under CFTC Rule 4.5, as amended. To comply with the exclusion in accordance with Rule 4.5, each fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests: (1) the aggregate initial margin deposits and premium required to establish positions in CFTC Derivatives do not exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation; or (2) the aggregate net notional value of the fund’s positions in CFTC Derivatives does not exceed 100% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on such positions.

As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

In addition to operating in accordance with CFTC Rule 4.5, the funds have adopted a policy with respect to the purchase or sale of futures contracts or related options that do not qualify as bona fide hedging under applicable CFTC rules. Similar to the CFTC exclusion, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, swap dealers are required to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

Federal Tax Treatment of Certain Derivatives

The funds may enter into certain derivative contracts, such as options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Section 1256 contracts include regulated futures contracts and certain broad-based index options traded on a qualified board or exchange, but generally exclude swaps. Gains or losses from a Section 1256 contract (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though the funds may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, swaps or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement. The funds may also enter into swaps referencing commodities, commodity indices, or commodity exchange traded funds. The income or gains from such commodity swaps may not be qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment programs. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program, and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, to help certain funds meet short-term redemptions and liquidity needs, the Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JPMorgan, BNY Mellon, Bank of America, Wells Fargo, Citibank, Goldman Sachs, Morgan Stanley, State Street Bank and Trust Company, Barclays Bank, Credit Suisse, HSBC Bank, Deutsche Bank, and Royal Bank of Canada as lenders pursuant to which the funds may borrow up to $800 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to a borrowing fund at a rate per annum equal to the federal funds rate (plus applicable margin) plus 2.00% where the federal funds rate for any day equals the greatest of (a) the Eurodollar rate for a one-month interest period commencing two business days after such day, (b) the federal funds effective rate effective on such day, (c) the overnight bank funding rate in effect on such day. A commitment fee, equal to 0.15% per annum of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) that the funds’ investment guidelines would allow them to purchase directly; (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement; and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund. In addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Fund and the T. Rowe Price Short-Term Fund. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bond funds may be created in the future.

The Government Reserve Fund and Treasury Reserve Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The Short-Term Government Fund and Short-Term Fund are short-term bond funds and are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. The

Treasury Reserve Fund and Government Reserve Fund operate as government money market funds in accordance with Rule 2a-7.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the Price Funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs.

None of the funds are insured or guaranteed by the FDIC or any other government agency. Although the Government Reserve Fund and Treasury Reserve Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Short Sales

Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds

While most Price Funds are permitted to take short positions through various types of derivatives, these funds are also permitted to enter into short sales involving individual securities. Short sales are transactions in which the funds sell a security they do not already own, typically in anticipation of a decline in the market value of that security. Short sales are typically executed through a prime broker or in the absence of a primer broker relationship with the use of a repurchase agreement. In order to complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities, or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract that is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds

For these funds, no securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

Liquidity Risk Management Rule

In October 2016, the SEC adopted a new liquidity risk management rule that requires, among other things, open-end mutual funds (other than money market funds), such as the Price Funds, to adopt a liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Such funds will also be required to provide additional disclosures about a fund’s redemptions and liquidity risk. Effective December 1, 2018, as required by the rule, the Price Funds implemented the initial portion of their liquidity risk management program (the “Liquidity Program”) and the Board of each fund, including a majority of the independent directors, has appointed T. Rowe Price as the administrator of the Liquidity Program. The implementation of the remaining portions of the Liquidity Program, including classifying each investment as a “highly liquid,” “moderately liquid,” “less liquid,” or “illiquid” investment, will take effect on or before June 1, 2019.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All Funds Except Dynamic Credit, Multi-Strategy Total Return, and Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(b) Borrowing (Dynamic Credit and Multi-Strategy Total Return Funds) Borrow money, except that the funds may (i) borrow from other Price Funds for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing or the creation or increase of leverage, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (c) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All Funds Except Money Funds, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, Short-Term, and Short-Term Government Funds) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds) Purchase or sell physical commodities, except that the funds may enter into futures and options contracts thereon;

 (c) Commodities (Money Funds, Short-Term, and Short-Term Government Funds) Purchase or sell commodities;

(3) Equity Securities (Summit Municipal Money Market Fund) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All Funds Except Cash Reserves, Emerging Europe, Equity Index 500, Extended Equity Market Index, Financial Services, Global Real Estate, Government Money, Health Sciences, Institutional Cash Reserves, Institutional Frontier Markets Equity, International Equity Index, Mid-Cap Index, Real Estate, TRP Reserve, Small-Cap Index, Spectrum, Target Date, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Emerging Europe, Financial Services, Global Real Estate, Health Sciences, Institutional Frontier Markets Equity, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Emerging Europe Fund may purchase the securities of any issuer if, as a result, no more than 35% of the fund’s net assets would be invested in any industry that accounts for more than 20% of the emerging European market as a whole, as measured by an index determined by T. Rowe Price to be an appropriate measure of the emerging European market; (ii) the Health Sciences Fund will invest more than 25% of its net assets in the health sciences industry as defined in the fund’s prospectus; (iii) the Financial Services Fund will invest more than 25% of its net assets in the financial services industry as defined in the fund’s prospectus; (iv) the Global Real Estate and Real Estate Funds will invest more than 25% of their net assets in the real estate industry as defined in the funds’ prospectuses; and (v) the Institutional Frontier Markets Equity Fund will invest more than 25% of its net assets in securities issued by banks and other financial services companies;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index, Total Equity Market, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s net assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its net assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Cash Reserves, Government Money, Institutional Cash Reserves, and TRP Reserve Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Industry Concentration (Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

 (f) Industry Concentration (Target Date Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(5) (a) Loans (All Funds Except Spectrum and Target Date Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Spectrum and Target Date Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Communications & Technology, Dynamic Credit, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Financial Services, Georgia Tax-Free Bond, Global Consumer, Global Industrials, Global Real Estate, Global Technology, Health Sciences, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Disciplined Equity, Institutional Large-Cap Growth, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Era, New Jersey Tax-Free Bond, New York Tax-Free Bond, Real Estate, Science & Technology, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

(9) Percent Limit on Share Ownership of Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Communications & Technology, Dynamic Credit, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Financial Services, Georgia Tax-Free Bond, Global Consumer, Global Industrials, Global Real Estate, Global Technology, Health Sciences, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Disciplined Equity, Institutional Large-Cap Growth, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Era, New Jersey Tax-Free Bond, New York Tax-Free Bond, Real Estate, Science & Technology, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All Funds Except Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All Funds Except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (State Tax-Free and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

 Money Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (1)(b), when borrowing from other Price Funds, the Multi-Strategy Total Return Fund may only (i) engage in derivatives transactions that involve unwinding or closing out existing derivatives contracts or (ii) enter into new derivatives contracts that serve as a full or partial offset of one or more existing derivatives contracts.

 With respect to investment restriction (4)(d), each of the Government Money, Government Reserve, and Treasury Reserve Funds invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 under the 1940 Act. Accordingly, each of the Government Money, Government Reserve, and Treasury Reserve Funds will not invest more than 25% of its net assets in the securities of the banking industry, including, but not limited to, certificates of deposit and banker’s acceptances, for as long as each fund intends to qualify as a “government money market fund.”

 Multi-Strategy Total Return Fund With respect to investment restriction 4(d), to the extent the fund invests in other Price Funds, the fund will look-through to any underlying Price Fund’s investments for purposes of determining the fund’s concentration in any particular industry. To the extent the fund invests in investment companies that are not Price Funds, the fund will consider those funds’ investments for purposes of determining the fund’s concentration in any industry as follows: if an unaffiliated fund that has a name suggesting it focuses its investments in a particular industry and a disclosed policy to invest at least 80% of its assets in that industry, or if the fund has a disclosed fundamental policy to concentrate its investments in a particular industry, the Multi-Strategy Total Return Fund will deem its investment in that fund to be invested in that industry (provided this approach is deemed by the Multi-Strategy Total Return Fund to be consistent with guidance from the SEC or its staff).

 All Funds Except Money Funds, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, Short-Term, and Short-Term Government Funds With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

 Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All Funds Except Spectrum and Target Date Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. With respect to the tax-free funds, each fund has adopted an operating policy requiring investments in industrial development bonds supported principally by the assets or revenues of non-governmental users related to the same industry (such as solid waste, nuclear utility, or airlines) to be limited to 25% of the fund’s total assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

• For the international equity funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds (except Communications & Technology, Financial Services, Global Industrials, Global Technology, New Era, Real Assets, and Science & Technology Funds), industries are determined by reference to the classifications of industries and subindustries set forth in the Morgan Stanley Capital International/Standard & Poor’s (“MSCI/S&P”) Global Industry Classification Standard. For the Japan Fund, industries are determined by reference to the industries and subindustries set forth by the Tokyo Stock Price Index (“TOPIX”) industry structure. For the Communications & Technology, Financial Services, Global Industrials, Global Technology, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Global Multi-Sector Bond, Inflation Protected Bond, Institutional Core Plus, Institutional Long Duration Credit, Limited Duration Inflation Focused Bond, New Income, Short-Term Bond, Total Return, and U.S. Bond Enhanced Index Funds and Investment-Grade Corporate Multi-Sector Account Portfolio and the fixed income investments of the Balanced, Global Allocation, and Personal Strategy Funds, industries are determined by reference to the classifications of industries and subindustries set forth in the Bloomberg Barclays Global Aggregate Bond Index. For the Credit Opportunities, Dynamic Credit, Dynamic Global Bond, Emerging Markets Bond, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Floating Rate, Global High Income Bond, GNMA, Government Money, High Yield, Institutional Cash Reserves, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, International Bond, International Bond Fund (USD Hedged), Multi-Strategy Total Return, TRP Reserve, Summit Income, U.S. High Yield, U.S. Treasury, and Ultra Short-Term Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate Multi-Sector Account Portfolio, High Yield Multi-Sector Account Portfolio, and Mortgage-Backed Securities Multi-Sector Account Portfolio, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Periodic changes by MSCI/S&P, TOPIX, Bloomberg Barclays, and other index providers to their classifications will be implemented within 30 days after the effective date of the changes. T. Rowe Price reserves the right to classify a particular holding into a different industry or subindustry than the classification made by MSCI/S&P, TOPIX, Bloomberg Barclays, or another index provider in situations where the index provider’s classification does not accurately reflect the company’s principal business activities or is deemed to no longer be appropriate (for example, due to significant changes to the company’s business or operations that were not yet taken into consideration by the index provider). The Africa & Middle East, Institutional Africa & Middle East, and Latin America Funds consider telecommunications and banking companies of a single country to be separate industries from telecommunications and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds and the Dynamic Credit Fund will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All Funds Except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds that are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restrictions (1) and (11), under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the SEC or the SEC staff. In addition, any transactions involving reverse repurchase agreements will be covered in accordance with the 1940 Act and applicable SEC guidance. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing (All Funds Except Dynamic Credit, Global Allocation, and Multi-Strategy Total Return Funds) Purchase additional securities when money borrowed exceeds 5% of total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (State Tax-Free and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities that pay tax-exempt dividends and that are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (RDFs and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) Futures Contracts (All Funds Except Money Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures that do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

(6) Illiquid Investment Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All Funds Except Spectrum and Target Date Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of other Price Funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All Funds Except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All Funds Except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Short Sales (All Funds Except Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(12) Warrants (Other Than the Dynamic Credit and Multi-Strategy Total Return Funds) Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(13) Commodities (Real Assets Fund) Purchase or sell physical commodities, although the fund reserves the right to do so in the future.

NOTES

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

For purposes of investment restriction (6), an illiquid security is a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

For purposes of investment restriction (8), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the funds use the country assigned to an equity security by MSCI Inc. or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg Barclays or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company. For example, T. Rowe Price may assign a different country to a holding than the classification made by a third-party data provider in situations where, among other things, the data provider’s classification does not accurately reflect the company’s country of risk, location of management or primary operations, country with the most sales or revenues, or the country classification is deemed to no longer be appropriate (such as significant changes to the company’s business or operations that were not yet taken into consideration by the data provider). If a particular holding is assigned a country by T. Rowe Price and no third-party data provider has assigned that same country, that holding will not be included toward a fund’s 80% investment policy. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized, (2) the location of the issuer’s principal place of business or principal office, (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market, and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits. In addition, for purposes of determining whether a particular country is considered a developed market or an emerging market, the stock funds consider a country to be an emerging market if it is not included in an MSCI Inc. developed market index and the bond funds consider a country to be an emerging market if it is either included in a JPMorgan emerging market bond index or not included in the International Monetary Fund’s listing of advanced economies.

A 30% withholding tax is currently imposed on any dividends paid, and will be imposed on redemption proceeds paid after December 31, 2018, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Communications & Technology, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Mid-Cap Value, Personal Strategy, QM U.S. Small-Cap Growth Equity, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Funds-of-Funds

There is no limit on the amount the Spectrum Funds and Target Date Funds may own of the total outstanding voting securities of other Price Funds. The Funds-of-Funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any single Price Fund and may invest more than 10% of their total assets, collectively, in one or more of the Price Funds.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at One Lincoln Street, Boston, Massachusetts 02111. State Street Bank maintains shares of the Funds-of-Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan is Woolgate House, Coleman Street, London, EC2P 2HD, England.

T. Rowe Price and BNY Mellon, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds, their investment adviser and investment subadviser, if applicable (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Japan), and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 of the 1940 Act, which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders. In addition, beginning with reporting periods ending on or after March 1, 2019, the funds also publicly disclose their complete portfolio holdings as of their first and third fiscal quarter-ends on Form N-PORT, and prior to March 1, 2019, on Form N-Q. The funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. In addition, T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate nondisclosure agreement has been obtained from each recipient of nonpublic holdings. The policies relating to the general manner in which the funds’ portfolio securities are disclosed, including the frequency with which portfolio holdings are disclosed and the length of time required between the effective date of the holdings information and the date on which the information is disclosed, are set forth in each fund’s prospectus. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income, and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the Price Funds. Each steering committee comprises senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment subadviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries; value and growth stocks; small-, mid-, and large-cap stocks and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Complete portfolio holdings are disclosed to the funds’ custodians, accounting vendors, and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment subadvisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these nondisclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide nonpublic portfolio holdings when T. Rowe Price believes that such disclosure will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, T. Rowe Price makes it clear through nondisclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind or allow T. Rowe Price to evaluate the services to be provided and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

Fund Service Providers

Service Provider	Service
Adobe	Systems Vendor
Algorithmics	Systems Vendor
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Bloomberg Barclays	Fixed Income Analytics
BNY Mellon	Fund Accounting and Middle Office
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Charles River	Systems Vendor
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor
Corporate Communication Group	Printing and Mailing Vendor
DG3	Typesetting Vendor
Donnelley Financial Solutions	Printing and Mailing Vendor

Service Provider	Service
DST Systems	Systems Vendor
DTCC Derivatives Repository Ltd.	Derivatives Reporting Vendor
DTI Global	Transcription Vendor
eVestment Alliance	Systems Vendor
FactSet	Systems Vendor
FX Transparency	FX Analytics
ISS	Proxy and Systems Vendor
Intercontinental Exchange, Inc.	Fixed Income Analytics
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
Iron Mountain	Records Management Vendor

JPMorgan	Custodian and Securities Lending Agent

JW Boarman	Printing Vendor
KPMG	Audit and Tax Services
Lend Amend	Bank Debt Amendment Data Provider and Service
Linedata	Fund Accounting Oversight Platform Vendor
Lionbridge	Translation Vendor
London Stock Exchange Group	Transaction Reporting Vendor
Markit WSO Corporation	Bank Debt Reconciliation, Pricing, and Systems Vendor
Merrill Corporation	Printing and Mailing Vendor
Moody’s Analytics	Systems Vendor
MSCI	Investment Risk and Liquidity Analytics Provider
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
SAP	Systems Vendor
SDL	Translation Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Solvency Analytics AG	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Corporation	Custodian and Securities Lending Agent
Style Research	Systems Vendor
Sybase Inc.	Systems Vendor
Thomson Reuters	Pricing Vendor
TriOptima	Derivatives Reconciliation Systems Vendor
Veritas	Records Management Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor

PRICING OF SECURITIES

All Price Funds (Except Money Funds and Funds-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

Debt securities are generally traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of 60 days or less may use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value, if the fund holds a significant amount of such securities with remaining maturities of more than 60 days, or in certain situations when determined prudent by the T. Rowe Price Valuation Committee (the “Valuation Committee”), the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If the Valuation Committee determines that developments between the close of a foreign market and the close of the NYSE (normally 4 p.m. ET) will affect the value of some or all of a fund’s portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

For all government and retail money funds, securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. Transactions in the Institutional Cash Reserves Fund’s shares are based on a net asset value reflecting the current market-based values of its portfolio securities (i.e., a “floating” net asset value).

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Price Funds Investing in Hedge Funds

A fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated net asset value and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the Valuation Committee. The Valuation Committee is an internal committee that has been delegated certain responsibilities by the funds’ Board to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. The Price Funds rely on various sources to calculate their net asset values. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by fund accounting providers, pricing sources, technological issues, or otherwise.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the net asset value may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Retail and Government Money Funds’ Net Asset Value per Share at $1.00

It is the current policy of all TRP retail and government money market funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less; (iv) maintain a dollar-weighted average life of 120 calendar days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments that the funds’ Boards determine present minimal credit risks and that are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method, and (ii) the funds will continue to use the amortized cost method only as long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although each retail and government fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If a retail or government fund’s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend during this period and receiving, upon redemption, a price per share lower than the price paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7, if a retail or institutional prime money market fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board determines that not doing so is in the best interests of the fund.

Money market funds that are designated “government money market funds” pursuant to Rule 2a-7 are not required to impose a liquidity fee or redemption gate upon a sale of shares. However, the Board of a government money market fund reserves the right to impose liquidity fees in the future.

A money fund may permanently suspend redemptions and payment of redemptions if: the fund’s Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions. A money market fund’s Board may suspend redemptions and payment of redemption proceeds if the fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

REDEMPTIONS IN-KIND AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives a redemption in-kind of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the fund’s securities subject to certain limited exceptions. Securities that may be excluded from an in-kind distribution include, among others: holdings that cannot be transferred or have other legal restrictions, such as certain types of derivatives; de minimis positions; positions being eliminated by the distributing fund and that will not be held by the receiving shareholder; and positions used as collateral. Any securities that are excluded from an in-kind distribution are not selected by either the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in-kind.

Purchases In-Kind

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax advisor to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund’s distributions may qualify for taxation at a reduced rate for non-corporate shareholders and for the deduction for dividends received by corporations; and (4) foreign tax credits and qualified REIT dividends, as explained in “Taxation of Fund Shareholders” below, would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in the Code, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. The investment company taxable income may include income required to be accrued before the fund receives cash associated with such income (for example, an original issue discount or market discount associated with debt obligations) and income or gains allocated from an investment in a partnership. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income, including any accrued income, and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. In some cases, a fund may have to make additional dividend distributions on subsequently determined undistributed income for a prior tax year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares. If a fund is not able to meet the distribution requirements, the fund may have to pay tax on the undistributed income.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on nonqualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the bond, money market, Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain taxpayers, such as individuals, trusts and estates, may be eligible to claim, subject to limitations, a 20% federal income tax deduction for certain qualified business income, including “qualified REIT dividends” from real estate investment trusts (REITs) and “qualified publicly traded partnership income” from publicly traded partnerships (PTPs). For qualified REIT dividends and qualified publicly traded partnership income derived by the funds, the Code, however, does not currently have a provision permitting the funds to pass through the qualified REIT dividends or qualified publicly traded partnership income to their shareholders. In January of 2019, the IRS published interim guidance allowing mutual funds to pass through qualified REIT dividends to their shareholders in accordance with the interim guidance while it continues to consider whether mutual funds can pass through qualified publicly traded partnership income. Based on such interim guidance, a fund that decides to pass through the qualified REIT dividends will report such dividends to its shareholders in accordance with the IRS requirements. Due to the lack of IRS guidance on qualified publicly traded partnership income, a fund that invests directly or indirectly in PTPs will not pass through any qualified publicly traded partnership income derived by the fund. As a result, investors that invest directly in PTPs may be entitled to this 20% deduction for qualified publicly traded partnership income while shareholders in a fund that invests directly or indirectly in PTPs will not be entitled to this 20% deduction for qualified publicly traded partnership income derived by the fund.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 91-day period beginning 45 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in retail and government money market funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carryovers, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carryovers from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carryovers generated in years beginning after December 22, 2010, are also subject to the ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale or exchange of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose.

Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, but not on gross proceeds from a fund redemption (until further guidance to the contrary is issued by the U.S. government), to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, nonexempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its foreign shareholders are exempt from U.S. withholding tax, provided such foreign shareholders furnish valid tax documentation certifying such foreign shareholders’ non-U.S. status. A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, T. Rowe Price may choose to report qualifying distributions and apply the withholding tax exemption to those distributions when made to foreign shareholders investing in a fund. If you are investing in these funds through an intermediary, you should check with your intermediary whether any withholding tax would be applied to such distributions. For other funds, T. Rowe Price may choose not to report qualifying distributions or apply the withholding tax exemption to qualifying fund distributions made to foreign shareholders. A foreign shareholder subject to withholding tax on the qualifying fund distributions may have to file a U.S. federal income tax return to reclaim such withholding tax directly from the IRS.

Funds-of-Funds

Each Fund-of-Funds pursues its objective by investing in a diversified portfolio of underlying Price Funds that represent various asset classes and sectors. Dividends, interest, and capital gains earned by the underlying Price Funds with respect to non-U.S. positions may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of any given underlying Price Fund at the close of a year consists of non-U.S. stocks or securities (and 50% of the total assets of the fund at the close of the year consists of foreign securities, or, at the close of each quarter, shares of underlying Price Funds), the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund or the underlying Price Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

Short-term capital gains earned by the underlying Price Funds will be ordinary income when distributed to the fund and will not be offset by the fund’s capital losses. Upon the sale or other disposition by the fund of shares of the underlying Price Fund, the fund will realize a capital gain or loss that will be long term or short term, generally depending on the fund’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the fund.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the Funds-of-Funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the Funds-of-Funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes, such as income from pre-refunding bonds and market discounts. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities that invest in or finance mortgage debt. Such investments include residual interests in real estate mortgage investment conduits and interests in a REIT that qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK

All of the funds are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ charters authorize the Boards to classify and reclassify any and all shares that are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the bylaws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the articles of incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The articles of incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (corporation) T. Rowe Price Balanced Fund (series) T. Rowe Price Balanced Fund—I Class (class)	1939 1939 2015
T. Rowe Price Blue Chip Growth Fund, Inc. (corporation) T. Rowe Price Blue Chip Growth Fund (series) T. Rowe Price Blue Chip Growth Fund—Advisor Class (class) T. Rowe Price Blue Chip Growth Fund—I Class (class) T. Rowe Price Blue Chip Growth Fund—R Class (class)	1993 1993 2000 2015 2002
T. Rowe Price Capital Appreciation Fund, Inc. (corporation)(a) T. Rowe Price Capital Appreciation Fund (series) T. Rowe Price Capital Appreciation Fund—Advisor Class (class) T. Rowe Price Capital Appreciation Fund—I Class (class)	1986 1986 2004 2015
T. Rowe Price Capital Opportunity Fund, Inc. (corporation) T. Rowe Price Capital Opportunity Fund (series) T. Rowe Price Capital Opportunity Fund—Advisor Class (class) T. Rowe Price Capital Opportunity Fund—I Class (class) T. Rowe Price Capital Opportunity Fund—R Class (class)	1994 1994 2004 2016 2004
T. Rowe Price Communications & Technology Fund, Inc. (corporation) T. Rowe Price Communications & Technology Fund (series) T. Rowe Price Communications & Technology Fund—I Class (class)	1993 1993 2016
T. Rowe Price Corporate Income Fund, Inc. (corporation) T. Rowe Price Corporate Income Fund (series) T. Rowe Price Corporate Income Fund—I Class (class)	1995 1995 2015
T. Rowe Price Credit Opportunities Fund, Inc. (corporation) T. Rowe Price Credit Opportunities Fund (series) T. Rowe Price Credit Opportunities Fund—Advisor Class (class) T. Rowe Price Credit Opportunities Fund—I Class (class)	2014 2014 2014 2016
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Diversified Mid-Cap Growth Fund (series) T. Rowe Price Diversified Mid-Cap Growth Fund—I Class (class)	2003 2003 2017
T. Rowe Price Dividend Growth Fund, Inc. (corporation) T. Rowe Price Dividend Growth Fund (series) T. Rowe Price Dividend Growth Fund—Advisor Class (class) T. Rowe Price Dividend Growth Fund—I Class (class)	1992 1992 2005 2015

Corporations	Year of Inception
T. Rowe Price Equity Income Fund, Inc. (corporation)(a) T. Rowe Price Equity Income Fund (series) T. Rowe Price Equity Income Fund—Advisor Class (class) T. Rowe Price Equity Income Fund—I Class (class) T. Rowe Price Equity Income Fund—R Class (class)	1985 1985 2000 2015 2002
T. Rowe Price Financial Services Fund, Inc. (corporation) T. Rowe Price Financial Services Fund (series) T. Rowe Price Financial Services Fund—I Class (class)	1996 1996 2016
T. Rowe Price Floating Rate Fund, Inc. (corporation) T. Rowe Price Floating Rate Fund (series) T. Rowe Price Floating Rate Fund—Advisor Class (class) T. Rowe Price Floating Rate Fund—I Class (class)	2011 2011 2011 2016
T. Rowe Price Global Allocation Fund, Inc. (corporation) T. Rowe Price Global Allocation Fund (series) T. Rowe Price Global Allocation Fund—Advisor Class (class) T. Rowe Price Global Allocation Fund—I Class (class)	2013 2013 2013 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (corporation) T. Rowe Price Global Multi-Sector Bond Fund (series) T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (class) T. Rowe Price Global Multi-Sector Bond Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Real Estate Fund, Inc. (corporation) T. Rowe Price Global Real Estate Fund (series) T. Rowe Price Global Real Estate Fund—Advisor Class (class) T. Rowe Price Global Real Estate Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Technology Fund, Inc. (corporation) T. Rowe Price Global Technology Fund (series) T. Rowe Price Global Technology Fund—I Class (class)	2000 2000 2016
T. Rowe Price GNMA Fund, Inc. (corporation)(a) T. Rowe Price GNMA Fund (series) T. Rowe Price GNMA Fund—I Class (class)	1985 1985 2017
T. Rowe Price Government Money Fund, Inc. (corporation) T. Rowe Price Government Money Fund (series) T. Rowe Price Government Money Fund—I Class (class)	1976 1976 2017
T. Rowe Price Growth & Income Fund, Inc. (corporation) T. Rowe Price Growth & Income Fund (series) T. Rowe Price Growth & Income Fund—I Class (class)	1982 1982 2016
T. Rowe Price Growth Stock Fund, Inc. (corporation) T. Rowe Price Growth Stock Fund (series) T. Rowe Price Growth Stock Fund—Advisor Class (class) T. Rowe Price Growth Stock Fund—I Class (class) T. Rowe Price Growth Stock Fund—R Class (class)	1950 1950 2001 2015 2002
T. Rowe Price Health Sciences Fund, Inc. (corporation) T. Rowe Price Health Sciences Fund (series) T. Rowe Price Health Sciences Fund—I Class (class)	1995 1995 2016

T. Rowe Price High Yield Fund, Inc. (corporation)

T. Rowe Price High Yield Fund (series)

T. Rowe Price High Yield Fund—Advisor Class (class)

T. Rowe Price High Yield Fund—I Class (class)

T. Rowe Price U.S. High Yield Fund (series)

T. Rowe Price U.S. High Yield Fund—Advisor Class (class)

T. Rowe Price U.S. High Yield Fund—I Class (class)

1984 1984 2000 2015 2017 2013(c) 2013(c)
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Equity Index 500 Fund—I Class (class) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Mid-Cap Index Fund (series) T. Rowe Price Mid-Cap Index Fund—I Class (class) T. Rowe Price Small-Cap Index Fund (series) T. Rowe Price Small-Cap Index Fund—I Class (class) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 2015 1998 2015 2015 2015 2015 1998

Corporations	Year of Inception
T. Rowe Price Inflation Protected Bond Fund, Inc. (corporation) T. Rowe Price Inflation Protected Bond Fund (series) T. Rowe Price Inflation Protected Bond Fund—I Class (class)	2002 2002 2015
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Cash Reserves Fund (series) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund—F Class (class) T. Rowe Price Institutional High Yield Fund (series) T. Rowe Price Institutional Long Duration Credit Fund (series)	2000 2016 2004 2008 2010 2002 2013

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Frontier Markets Equity Fund (series)

T. Rowe Price Institutional Global Focused Growth Equity Fund (series)

T. Rowe Price Institutional Global Growth Equity Fund (series)

T. Rowe Price Institutional Global Value Equity Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Disciplined Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2006 2002 2014 2006 2008 2012 2010 2010 1989
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Intermediate Tax-Free High Yield Fund (series) T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (class)	2014 2014 2014 2017

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Africa & Middle East Fund—I Class (class)

T. Rowe Price Asia Opportunities Fund (series)

T. Rowe Price Asia Opportunities Fund—Advisor Class (class)

T. Rowe Price Asia Opportunities Fund—I Class (class)

T. Rowe Price Dynamic Credit Fund (series)

T. Rowe Price Dynamic Credit Fund—I Class (class)

T. Rowe Price Dynamic Global Bond Fund (series)

T. Rowe Price Dynamic Global Bond Fund—Advisor Class (class)

T. Rowe Price Dynamic Global Bond Fund—I Class (class)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Europe Fund—I Class (class)

T. Rowe Price Emerging Markets Bond Fund (series)

T. Rowe Price Emerging Markets Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Discovery Stock Fund (series)

T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Discovery Stock Fund—I Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price Emerging Markets Stock Fund—I Class (class)

T. Rowe Price European Stock Fund (series)

T. Rowe Price European Stock Fund—I Class (class)

T. Rowe Price Global Consumer Fund (series)

T. Rowe Price Global Growth Stock Fund (series)

1979 2007 2017 2014 2014 2017 2019 2019 2015 2015 2015 2000 2017 1994 2015 2015 2012 2012 2015 2015 2015 2017 2011 2011 2015 1995 2015 1990 2017 2016 2008

Corporations	Year of Inception

T. Rowe Price Global Growth Stock Fund—Advisor Class (class)

T. Rowe Price Global Growth Stock Fund—I Class (class)

T. Rowe Price Global High Income Bond Fund (series)

T. Rowe Price Global High Income Bond Fund—Advisor Class (class)

T. Rowe Price Global High Income Bond Fund—I Class (class)

T. Rowe Price Global Industrials Fund (series)

T. Rowe Price Global Industrials Fund—I Class (class)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund—Advisor Class (class)

T. Rowe Price Global Stock Fund—I Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund—Advisor Class (class)

T. Rowe Price International Bond Fund—I Class (class)

T. Rowe Price International Bond Fund (USD Hedged) (series)

T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (class)

T. Rowe Price International Bond Fund (USD Hedged)—I Class (class)

T. Rowe Price International Disciplined Equity Fund (series)

T. Rowe Price International Disciplined Equity Fund—Advisor Class (class)

T. Rowe Price International Disciplined Equity Fund—I Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Discovery Fund—I Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund—Advisor Class (class)

T. Rowe Price International Stock Fund—I Class (class)

T. Rowe Price International Stock Fund—R Class (class)

T. Rowe Price International Value Equity Fund (series)

T. Rowe Price International Value Equity Fund—Advisor Class (class)

T. Rowe Price International Value Equity Fund—I Class (class)

T. Rowe Price International Value Equity Fund—R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Japan Fund—I Class (class)

T. Rowe Price Latin America Fund (series)

T. Rowe Price Latin America Fund—I Class (class)

T. Rowe Price New Asia Fund (series)

T. Rowe Price New Asia Fund—I Class (class)

T. Rowe Price Overseas Stock Fund (series)

T. Rowe Price Overseas Stock Fund—Advisor Class (class)

T. Rowe Price Overseas Stock Fund—I Class (class)

2008 2017 2015 2015 2015 2013 2017 1995 2006 2017 1986 2000 2015 2017 2017 2017 2014 2014 2017 1988 2015 1980 2000 2015 2002 1998 2002 2015 2002 1991 2017 1993 2017 1990 2015 2006 2015 2015
T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (corporation) T. Rowe Price Limited Duration Inflation Focused Bond Fund (series) T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (class)	2006 2006 2015
T. Rowe Price Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Mid-Cap Growth Fund (series) T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund—I Class (class) T. Rowe Price Mid-Cap Growth Fund—R Class (class)	1992 1992 2000 2015 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (corporation) T. Rowe Price Mid-Cap Value Fund (series) T. Rowe Price Mid-Cap Value Fund—Advisor Class (class) T. Rowe Price Mid-Cap Value Fund—I Class (class) T. Rowe Price Mid-Cap Value Fund—R Class (class)	1996 1996 2002 2015 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012

Corporations	Year of Inception

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (corporation)

T. Rowe Price Multi-Strategy Total Return Fund (series)

T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class (class)

T. Rowe Price Multi-Strategy Total Return Fund—I Class (class)

2018 2018 (a) 2018
T. Rowe Price New America Growth Fund, Inc. (corporation)(a) T. Rowe Price New America Growth Fund (series) T. Rowe Price New America Growth Fund—Advisor Class (class) T. Rowe Price New America Growth Fund—I Class (class)	1985 1985 2005 2015
T. Rowe Price New Era Fund, Inc. (corporation) T. Rowe Price New Era Fund (series) T. Rowe Price New Era Fund—I Class (class)	1969 1969 2015
T. Rowe Price New Horizons Fund, Inc. (corporation) T. Rowe Price New Horizons Fund (series) T. Rowe Price New Horizons Fund—I Class (class)	1960 1960 2015
T. Rowe Price New Income Fund, Inc. (corporation) T. Rowe Price New Income Fund (series) T. Rowe Price New Income Fund—Advisor Class (class) T. Rowe Price New Income Fund—I Class (class) T. Rowe Price New Income Fund—R Class (class)	1973 1973 2002 2015 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Balanced Fund—I Class (class) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Growth Fund—I Class (class) T. Rowe Price Personal Strategy Income Fund (series) T. Rowe Price Personal Strategy Income Fund—I Class (class)	1994 1994 2016 1994 2016 1994 2016

T. Rowe Price Quantitative Management Funds, Inc. (corporation)

T. Rowe Price QM Global Equity Fund (series)

T. Rowe Price QM Global Equity Fund—Advisor Class (class)

T. Rowe Price QM Global Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (series)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (series)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class (class)

T. Rowe Price QM U.S. Value Equity Fund (series)

T. Rowe Price QM U.S. Value Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Value Equity Fund—I Class (class)

1997 2016 2016 2016 2016 2016 2016 1997 2016 2016 2016 2016 2016
T. Rowe Price Real Assets Fund, Inc. (corporation) T. Rowe Price Real Assets Fund (series) T. Rowe Price Real Assets Fund—I Class (class)	2010 2010 2015
T. Rowe Price Real Estate Fund, Inc. (corporation) T. Rowe Price Real Estate Fund (series) T. Rowe Price Real Estate Fund—Advisor Class (class) T. Rowe Price Real Estate Fund—I Class (class)	1997 1997 2004 2015

T. Rowe Price Reserve Investment Funds, Inc. (corporation)

T. Rowe Price Government Reserve Fund (series)

T. Rowe Price Short-Term Fund (series)

T. Rowe Price Short-Term Government Fund (series)

T. Rowe Price Treasury Reserve Fund (series)

1997 1997 2013 (a) 2013
T. Rowe Price Retirement Funds, Inc. (corporation) T. Rowe Price Retirement 2005 Fund (series) T. Rowe Price Retirement 2005 Fund—Advisor Class (class) T. Rowe Price Retirement 2005 Fund—R Class (class) T. Rowe Price Retirement 2010 Fund (series) T. Rowe Price Retirement 2010 Fund—Advisor Class (class) T. Rowe Price Retirement 2010 Fund—R Class (class) T. Rowe Price Retirement 2015 Fund (series) T. Rowe Price Retirement 2015 Fund—Advisor Class (class) T. Rowe Price Retirement 2015 Fund—R Class (class) T. Rowe Price Retirement 2020 Fund (series)	2002 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002

Corporations	Year of Inception

T. Rowe Price Retirement 2020 Fund—Advisor Class (class)

T. Rowe Price Retirement 2020 Fund—R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund—Advisor Class (class)

T. Rowe Price Retirement 2025 Fund—R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund—Advisor Class (class)

T. Rowe Price Retirement 2030 Fund—R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

T. Rowe Price Retirement 2035 Fund—Advisor Class (class)

T. Rowe Price Retirement 2035 Fund—R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund—Advisor Class (class)

T. Rowe Price Retirement 2040 Fund—R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund—Advisor Class (class)

T. Rowe Price Retirement 2045 Fund—R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund—Advisor Class (class)

T. Rowe Price Retirement 2050 Fund—R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund—Advisor Class (class)

T. Rowe Price Retirement 2055 Fund—R Class (class)

T. Rowe Price Retirement 2060 Fund (series)

T. Rowe Price Retirement 2060 Fund—Advisor Class (class)

T. Rowe Price Retirement 2060 Fund—R Class (class)

T. Rowe Price Retirement Balanced Fund (series)

T. Rowe Price Retirement Balanced Fund—Advisor Class (class)

T. Rowe Price Retirement Balanced Fund—R Class (class)

T. Rowe Price Retirement I 2005 Fund—I Class (series)

T. Rowe Price Retirement I 2010 Fund—I Class (series)

T. Rowe Price Retirement I 2015 Fund—I Class (series)

T. Rowe Price Retirement I 2020 Fund—I Class (series)

T. Rowe Price Retirement I 2025 Fund—I Class (series)

T. Rowe Price Retirement I 2030 Fund—I Class (series)

T. Rowe Price Retirement I 2035 Fund—I Class (series)

T. Rowe Price Retirement I 2040 Fund—I Class (series)

T. Rowe Price Retirement I 2045 Fund—I Class (series)

T. Rowe Price Retirement I 2050 Fund—I Class (series)

T. Rowe Price Retirement I 2055 Fund—I Class (series)

T. Rowe Price Retirement I 2060 Fund—I Class (series)

T. Rowe Price Retirement Balanced I Fund—I Class (series)

T. Rowe Price Retirement Income 2020 Fund (series)

T. Rowe Price Target 2005 Fund (series)

T. Rowe Price Target 2005 Fund—Advisor Class (class)

T. Rowe Price Target 2005 Fund—I Class (class)

T. Rowe Price Target 2010 Fund (series)

T. Rowe Price Target 2010 Fund—Advisor Class (class)

T. Rowe Price Target 2010 Fund—I Class (class)

T. Rowe Price Target 2015 Fund (series)

T. Rowe Price Target 2015 Fund—Advisor Class (class)

T. Rowe Price Target 2015 Fund—I Class (class)

T. Rowe Price Target 2020 Fund (series)

T. Rowe Price Target 2020 Fund—Advisor Class (class)

T. Rowe Price Target 2020 Fund—I Class (class)

T. Rowe Price Target 2025 Fund (series)

T. Rowe Price Target 2025 Fund—Advisor Class (class)

T. Rowe Price Target 2025 Fund—I Class (class)

T. Rowe Price Target 2030 Fund (series)

T. Rowe Price Target 2030 Fund—Advisor Class (class)

T. Rowe Price Target 2030 Fund—I Class (class)

T. Rowe Price Target 2035 Fund (series)

T. Rowe Price Target 2035 Fund—Advisor Class (class)

2003

2003

2004

2007

2007

2002

2003

2003

2004

2007

2007

2002

2003

2003

2005

2007

2007

2006

2006

2006

2006

2007

2007

2014

2014

2014

2002

2003

2003

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2015

2017

2013

2013

2016

2013

2013

2016

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2013

Corporations	Year of Inception

T. Rowe Price Target 2035 Fund—I Class (class)

T. Rowe Price Target 2040 Fund (series)

T. Rowe Price Target 2040 Fund—Advisor Class (class)

T. Rowe Price Target 2040 Fund—I Class (class)

T. Rowe Price Target 2045 Fund (series)

T. Rowe Price Target 2045 Fund—Advisor Class (class)

T. Rowe Price Target 2045 Fund—I Class (class)

T. Rowe Price Target 2050 Fund (series)

T. Rowe Price Target 2050 Fund—Advisor Class (class)

T. Rowe Price Target 2050 Fund—I Class (class)

T. Rowe Price Target 2055 Fund (series)

T. Rowe Price Target 2055 Fund—Advisor Class (class)

T. Rowe Price Target 2055 Fund—I Class (class)

T. Rowe Price Target 2060 Fund (series)

T. Rowe Price Target 2060 Fund—Advisor Class (class)

T. Rowe Price Target 2060 Fund—I Class (class)

2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2014 2014 2016
T. Rowe Price Science & Technology Fund, Inc. (corporation) T. Rowe Price Science & Technology Fund (series) T. Rowe Price Science & Technology Fund—Advisor Class (class) T. Rowe Price Science & Technology Fund—I Class (class)	1987 1987 2000 2016
T. Rowe Price Short-Term Bond Fund, Inc. (corporation) T. Rowe Price Short-Term Bond Fund (series) T. Rowe Price Short-Term Bond Fund—Advisor Class (class) T. Rowe Price Short-Term Bond Fund—I Class (class) T. Rowe Price Ultra Short-Term Bond Fund (series) T. Rowe Price Ultra Short-Term Bond Fund—I Class (class)	1984 1984 2004 2015 2012 2017
T. Rowe Price Small-Cap Stock Fund, Inc. (corporation) T. Rowe Price Small-Cap Stock Fund (series) T. Rowe Price Small-Cap Stock Fund—Advisor Class (class) T. Rowe Price Small-Cap Stock Fund—I Class (class)	1956 1956 2000 2015
T. Rowe Price Small-Cap Value Fund, Inc. (corporation) T. Rowe Price Small-Cap Value Fund (series) T. Rowe Price Small-Cap Value Fund—Advisor Class (class) T. Rowe Price Small-Cap Value Fund—I Class (class)	1988 1988 2000 2015
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996

T. Rowe Price State Tax-Free Funds, Inc. (corporation)(a)

T. Rowe Price California Tax-Free Bond Fund (series)

T. Rowe Price California Tax-Free Bond Fund—I Class (class)

T. Rowe Price California Tax-Free Money Fund (series)

T. Rowe Price California Tax-Free Money Fund—I Class (class)

T. Rowe Price Georgia Tax-Free Bond Fund (series)

T. Rowe Price Georgia Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (series)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Bond Fund (series)

T. Rowe Price Maryland Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Money Fund (series)

T. Rowe Price Maryland Tax-Free Money Fund—I Class (class)

T. Rowe Price New Jersey Tax-Free Bond Fund (series)

T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Bond Fund (series)

T. Rowe Price New York Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Money Fund (series)

T. Rowe Price New York Tax-Free Money Fund—I Class (class)

T. Rowe Price Virginia Tax-Free Bond Fund (series)

T. Rowe Price Virginia Tax-Free Bond Fund—I Class (class)

1986 1986 2017 1986 2017 1993 2017 1993 2017 1987 2017 2001 2017 1991 2017 1986 2017 1986 2017 1991 2017
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Cash Reserves Fund (series)	1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series)	1993 1993

Corporations	Year of Inception
T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (class) T. Rowe Price Summit Municipal Intermediate Fund—I Class (class) T. Rowe Price Summit Municipal Income Fund (series) T. Rowe Price Summit Municipal Income Fund—Advisor Class (class) T. Rowe Price Summit Municipal Income Fund—I Class (class)	1993 2012 2019 1993 2012 2019
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series) T. Rowe Price Tax-Efficient Equity Fund—I Class (class)	1997 2000 2017
T. Rowe Price Tax-Exempt Money Fund, Inc. (corporation) T. Rowe Price Tax-Exempt Money Fund (series) T. Rowe Price Tax-Exempt Money Fund—I Class(class)	1981 1981 2017
T. Rowe Price Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Tax-Free High Yield Fund (series) T. Rowe Price Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Tax-Free High Yield Fund—I Class (class)	1985 1985 2012 2016
T. Rowe Price Tax-Free Income Fund, Inc. (corporation) T. Rowe Price Tax-Free Income Fund (series) T. Rowe Price Tax-Free Income Fund—Advisor Class (class) T. Rowe Price Tax-Free Income Fund—I Class (class)	1976 1976 2002 2017
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (corporation) T. Rowe Price Tax-Free Short-Intermediate Fund (series) T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (class) T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (class)	1983 1983 2012 2016
T. Rowe Price Total Return Fund, Inc. (corporation) T. Rowe Price Total Return Fund (series) T. Rowe Price Total Return Fund—Advisor Class (class) T. Rowe Price Total Return Fund—I Class (class)	2016 2016 2016 2016
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (corporation) T. Rowe Price U.S. Bond Enhanced Index Fund (series)	2000 2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (corporation) T. Rowe Price U.S. Large-Cap Core Fund (series) T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (class) T. Rowe Price U.S. Large-Cap Core Fund—I Class (class)	2009 2009 2009 2016
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Intermediate Fund—I Class (class) U.S. Treasury Long-Term Fund (series) U.S. Treasury Long-Term Fund—I Class (class) U.S. Treasury Money Fund (series) U.S. Treasury Money Fund—I Class (class)	1989 1989 2017 1989 2017 1982 2017
T. Rowe Price Value Fund, Inc. (corporation) T. Rowe Price Value Fund (series) T. Rowe Price Value Fund—Advisor Class (class) T. Rowe Price Value Fund—I Class (class)	1994 1994 2000 2015

(a) Reflects the inception date of the corporation’s predecessor, a Massachusetts business trust. The predecessor was reorganized and redomiciled into a Maryland corporation on October 30, 2017.

(b) Has not yet incepted.

(c) Reflects the inception date of the Henderson High Yield Opportunities Fund. The U.S. High Yield Fund’s Investor Class incepted in 2017.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

California Tax-Free Bond, California Tax-Free Money, Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds

On October 30, 2017, each fund was reorganized and redomiciled as series of a newly organized Maryland corporation, T. Rowe Price State Tax-Free Funds, Inc. Prior to that time, the California Tax-Free Bond and the California Tax-Free Money Funds were each organized as a sub-trust of T. Rowe Price California Tax-Free Income Trust, a Massachusetts business trust, and each of the Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds were each organized as a sub-trust of T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust.

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds

On October 30, 2017, each fund was reorganized and redomiciled into corresponding, newly organized Maryland corporations. Prior to that time, each fund was organized as a Massachusetts business trust.

Cash Reserves Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Summit Cash Reserves Fund to T. Rowe Price Cash Reserves Fund.

Communications & Technology Fund

Effective May 1, 2018, the fund’s name was changed from T. Rowe Price Media & Telecommunications Fund to T. Rowe Price Communications & Technology Fund.

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund.

Dynamic Global Bond Fund

Effective May 1, 2017, the fund’s name was changed from T. Rowe Price Global Unconstrained Bond Fund to T. Rowe Price Dynamic Global Bond Fund.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to T. Rowe Price Emerging Europe Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Emerging Markets Discovery Stock Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Emerging Markets Value Stock Fund to T. Rowe Price Emerging Markets Discovery Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to T. Rowe Price Equity Index 500 Fund.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to T. Rowe Price Global Growth Stock Fund and T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to T. Rowe Price Global Multi-Sector Bond Fund and T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Government Money Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Prime Reserve Fund to T. Rowe Price Government Money Fund.

Government Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Reserve Investment Fund to T. Rowe Price Government Reserve Fund.

Institutional Global Focused Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Equity Fund to T. Rowe Price Institutional Global Focused Growth Equity Fund.

Institutional Global Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Large-Cap Equity Fund to T. Rowe Price Institutional Global Growth Equity Fund.

Institutional International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Institutional International Concentrated Equity Fund to T. Rowe Price Institutional International Disciplined Equity Fund. Prior to November 1, 2014, the fund was named T. Rowe Price Institutional Concentrated International Equity Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to T. Rowe Price Institutional International Growth Equity Fund.

International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price International Concentrated Equity Fund to T. Rowe Price International Disciplined Equity Fund.

International Value Equity Fund

Effective January 1, 2017, the fund’s name was changed from T. Rowe Price International Growth & Income Fund to T. Rowe Price International Value Equity Fund.

Limited Duration Inflation Focused Bond Fund

Effective September 29, 2015, the fund’s name was changed from T. Rowe Price Inflation Focused Bond Fund to T. Rowe Price Limited Duration Inflation Focused Bond Fund. Prior to July 7, 2010, the fund was named T. Rowe Price Short-Term Income Fund.

QM U.S. Small-Cap Growth Equity Fund

Effective February 24, 2016, the fund’s name was changed from T. Rowe Price Diversified Small-Cap Growth Fund to T. Rowe Price QM U.S. Small-Cap Growth Equity Fund.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Short-Term Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Reserve Fund to T. Rowe Price Short-Term Fund.

Short-Term Government Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Government Reserve Fund to T. Rowe Price Short-Term Government Fund.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from T. Rowe Price OTC Fund to T. Rowe Price Small-Cap Stock Fund.

Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class

Effective February 24, 2016, the fund’s names were changed from Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class to Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class, respectively.

Treasury Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Government Reserve Investment Fund to T. Rowe Price Treasury Reserve Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to T. Rowe Price U.S. Bond Enhanced Index Fund.

U.S. High Yield Fund

On May 22, 2017, all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (the “Reorganization”). As a result of the Reorganization, the Henderson High Yield Opportunities Fund’s shareholders received shares of the U.S. High Yield Fund based on the value of their accounts on May 19, 2017. The U.S. High Yield Fund’s Advisor Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class A, and the U.S. High Yield Fund’s I Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class I. Shareholders who owned Class A or Class C shares of the Henderson High Yield Opportunities Fund received Advisor Class shares of the U.S. High Yield Fund, and shareholders who owned Class I or Class R6 shares of the Henderson High Yield Opportunities Fund received I Class shares of the U.S. High Yield Fund in the Reorganization.

PROXY VOTING POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the Price Funds, as well as other managed funds and institutional and private counsel clients who have delegated such responsibility to T. Rowe Price.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major proxy voting issues, creates guidelines, and oversees the voting process. The Proxy Committee, comprised of portfolio managers, investment analysts, operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In establishing our proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by an outside proxy advisor, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio managers decide how to vote on the proxy proposals of companies held in their portfolios. Because portfolio managers may have differences of opinion on portfolio companies and their unique governance issues, the Price Funds may cast different votes at the same shareholder meeting. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders, or where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s Board of Directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its Board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available through troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key Board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe Boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their Board duties due to their commitments to other Boards. We may vote against certain directors who have served on company Boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all Board members annually because Boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen Boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire Board if it fails to implement shareholder proposals that receive majority support.

Antitakeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes antitakeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such antitakeover mechanisms include classified Boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues

T. Rowe Price’s goal is to ensure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s Say-on-Pay vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues

T. Rowe Price analyzes corporate responsibility issues on a case-by-case basis utilizing research from ISS, company filings and sustainability reports, research from other investors and nongovernmental organizations, our internal industry research analysts, and our internal responsible investment specialists. T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by Price Fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Spectrum, and Target Date Funds

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (in this section, each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which

T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro-rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

Proxy Vote Disclosure

The Price Funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

S&P A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships that exist with the issuer; and recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

S&P Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

S&P

AAA–This is the highest rating assigned by S&P’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch

AAA–High-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

S&P SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation of Registrant, dated February 9, 2010 (electronically filed with initial Registration Statement dated April 29, 2010)

(a)(2) Articles Supplementary of T. Rowe Price Real Assets Fund, Inc. on behalf of T. Rowe Price Real Assets Fund—I Class dated July 19, 2015 (electronically filed with Amendment No. 13 dated August 12, 2015)

(b) By-Laws of Registrant, as amended October 17, 2011 and July 25, 2018

(c) Inapplicable

(d)(1) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. dated February 10, 2010 (electronically filed with Amendment No. 1 dated June 25, 2010)

(d)(2) Amended and Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. dated December 1, 2011 (electronically filed with Amendment No. 4 dated April 26, 2012)

(e)(1) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc. dated February 10, 2010 (electronically filed with Amendment No. 1 dated June 25, 2010)

(e)(2) Amendment to Underwriting Agreements between Each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 19 dated April 26, 2018)

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19,  2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, and August 9, 2018

(g)(2) Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, September 25, 2017, October 13, 2017, December 15, 2017, February 1, 2018, May 1, 2018, October 1, 2018, and January 25, 2019

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2019, as amended March  1, 2019 and May 1, 2019

(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 15 dated April 27, 2016)

(h)(3) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, and August 9, 2018

(h)(4) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, and November 27, 2018

(h)(5) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, and August 9, 2018

(h)(6) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2019, as amended March 1, 2019

(h)(7) I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 27, 2015 (electronically filed with Amendment No. 13 dated August 12, 2015)

(h)(8) Securities Lending Agreement Amendments between each of the T. Rowe Price Funds listed on Appendix 4 and JPMorgan Chase Bank, N.A., dated April 11, 1995, as amended September 24, 2014, November 24, 2014, and February 1, 2016 (electronically filed with Amendment No. 17 dated April 26, 2017)

(h)(9) Amendments to the Amended and Restated Securities Lending Authorization Agreement between each of the T. Rowe Price Funds listed on Schedule B and State Street Bank and Trust Company, dated January 30, 2012, as amended January 22, 2013, September 24, 2014, January 30, 2015, August 1, 2015, October 27, 2015, and February 23, 2016 (electronically filed with Amendment No. 17 dated April 26, 2017)

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(k) Inapplicable

(l) Inapplicable

(m) Inapplicable

(n) Rule 18f-3 Plan for the T. Rowe Price Real Assets Fund and T. Rowe Price Real Assets Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 13 dated August 12, 2015)

(p) Code of Ethics and Conduct, dated September 1, 2018

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”), is a Maryland corporation formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is an independent asset management firm that is committed to serving the needs of investors worldwide. T. Rowe Price Group owns 100% of the stock of T. Rowe Price Associates, Inc. and is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was originally organized in 2000 as a United Kingdom limited company. Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg. Price International may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd, T. Rowe Price Japan, Inc., and/or T. Rowe Price Australia Limited (each a “Price Investment Adviser”), and a Price Investment Adviser may delegate investment management responsibilities to Price International. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the United Kingdom Financial Conduct Authority and licensed by other global regulators.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in Hong Kong and certain Asian countries. Price Hong Kong serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Hong Kong may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Hong Kong may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Hong Kong. Price Hong Kong is licensed with the Securities and Futures Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Singapore may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Singapore. Price Singapore holds a Capital Markets Service License in Fund Management with the Monetary Authority of Singapore and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Japan, Inc. (“Price Japan”), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan may serve as adviser to the Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Japan. Price Japan is registered with the Japan Financial Services Agency to carry out investment management business, and with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Australia Limited (“Price Australia”), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia may serve as adviser to Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Australia. Price Australia holds an Australian Financial Services License with the Australian Securities and Investments Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and shareholder services to certain affiliates of Price Associates. Price Associates is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Retirement Plan Services, Inc. (“Retirement Plan Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991. Retirement Plan Services provides administrative and recordkeeping services to employee benefit plan clients. Retirement Plan Services is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“Price Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. Price Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to other Price Investment Advisers. Price Canada is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as well as Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services provides investment advisory services to individuals, including shareholders of the Price Funds. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and

T. Rowe Price (Luxembourg) Management SÀRL (“SÀRL”), a wholly owned subsidiary of Price International, was organized as a société à responsabilité limitée in Luxembourg in 1990. SÀRL acts as the management company and is charged with the administration and management of certain Luxembourg funds, a UK fund and a Cayman fund. SÀRL is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

T. Rowe Price UK Limited (“Price UK”), a wholly owned subsidiary of Price International, was organized as a private limited company in England and Wales in 2018. Price UK will serve as the authorized corporate director of an open-ended investment company fund in the United Kingdom. Price UK is authorized by the United Kingdom Financial Conduct Authority to act as an investment fund management company.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett also serves on the boards of directors of Rexnord Corporation, FTI Consulting, and Williams Scotsman. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as the chairman of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, Marriott International, Inc., and Bloom Energy. Ms. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Dr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, The Robert G. & Anne M. Merrick Foundation, Inc./The Jacob and Anita France Foundation, Inc., Marguerite Casey Foundation (Chair), The Urban Institute, the Maryland Business Roundtable for Education, McCormick & Company, and the Baltimore Equitable Society. Dr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. and is a member of the board of directors of Right to Play. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and cochairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995 to 2013, and as a member of the U.S. House of Representatives from 1979 to 1995. Ms. Snowe serves on the boards of Aetna, Inc., Synchrony Financial, and Synchrony Bank. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Richard R. Verma, Director of T. Rowe Price Group. Mr. Verma is vice chairman and partner at The Asia Group. He previously served as United States ambassador to India from 2014 to 2017. Prior to his service as U.S. ambassador, Mr. Verma joined Steptoe & Johnson LLP, a global law firm, in 1998 and held many roles, including partner and senior counselor from 2011 to 2014. Mr. Verma also served as assistant secretary of state for legislative affairs from 2009 to 2011 and senior national security advisor to the Senate majority leader from 2004 to 2007. Mr. Verma is a U.S. Air Force veteran who, during active duty, served as judge advocate. Mr. Verma’s address is 5933 Anniston Road, Bethesda, Maryland 20817.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg is an executive advisor of Aquiline Capital Partners LLC, a private equity investment firm specializing in the financial services sector. Ms. Wijnberg currently serves on the Board of Directors of Automatic Data Processing, Inc. and from 2003 to 2016 served on the Board of Directors of Tyco International PLC. She is also a director of Seeds of Peace, the Alliance for Young Artists & Writers, Spark MicroGrants, and the John Simon Guggenheim Memorial Foundation. Ms. Wijnberg address is 16 West 77th Street, Apartment 10E, New York, New York 10024

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson is retired executive chairman of McCormick & Company, Inc. He was chairman and chief executive officer of McCormick & Company, Inc. from 2008 - 2016. He serves on the boards of directors of the WestRock Company. Mr. Wilson also serves on the Board of Visitors of the University of Maryland, Baltimore County as well as the Advisory Council for the University of Tennessee’s Haslam College of Business. Mr. Wilson holds a Bachelor of Science degree from the University of Tennessee and received an honorary doctorate in science from the Maryland University of Integrative Health. Mr. Wilson’s address is 1481 Anhinga Pointe, Naples, Florida 34105.

Independent Manager of T. Rowe Price (Luxembourg) Management SÀRL

Alfred Francois (Freddy) Brausch, Manager of T. Rowe Price (Luxembourg) Management SÀRL. Mr. Brausch was a managing partner of Linklaters LLP Luxembourg until April 2016. He serves as Vice Chairman and is a member of the Executive Committee of the Luxembourg Investment Fund Association (“ALFI”). Mr. Brausch also serves as a member of the Haut Comité Juridique de la Place Financière, and several advisory committees to the Luxembourg Financial Sector Supervisory Commission (“CSSF”). Mr. Brausch’s address is 35 Avenue John F. Kennedy, L-1855, Luxembourg.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds:

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Phillipe Ayral	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Emma Beal	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President Assistant Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price UK Limited	Director Authorized Signer

Oliver D. Bell	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President

Edward C. Bernard	T. Rowe Price Group, Inc.	Director Vice Chairman of the Board
Murray E. Brewer	T. Rowe Price Australia Limited	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
Archibald A. Ciganer	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director

Name	Company Name	Position Held With Company

Kuniaki Doi	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President

Name	Company Name	Position Held With Company

Céline Dufétel	T. Rowe Price (Luxembourg) Management SÀRL	Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	T. Rowe Price International Ltd	Director
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Director Managing Officer
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Director Chief Compliance Officer Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
	T. Rowe Price UK Limited	Director Authorized Signer
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Vice President
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Chairman of the Board President
	T. Rowe Price (Luxembourg) Management SÀRL	Chairman of the Board
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Chairman of the Board Chief Executive Officer President
	T. Rowe Price UK Limited	Chairman of the Board
Naoyuki Honda	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Company’s Representative Vice President
Randal S. Jenneke	T. Rowe Price Australia Limited	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
Scott E. Keller	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Yasuo Miyajima	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President

Name	Company Name	Position Held With Company

Christine M. Morgan	T. Rowe Price (Canada), Inc.	Director Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President
	T. Rowe Price UK Limited	Authorized Signer
David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President Secretary
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Secretary Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Director Vice President Secretary
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Legal Officer Vice President Secretary
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President Secretary
	T. Rowe Price Investment Services, Inc.	Director Vice President Secretary
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President Secretary
	T. Rowe Price Services, Inc.	Director Vice President Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Director Chairman of the Board Chief Executive Officer President Secretary
	T. Rowe Price UK Limited	Authorized Signer
	TRP Colorado Springs, LLC	Secretary
	TRP Office Florida, LLC	Secretary
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	TRPH Corporation	Director Vice President Secretary

Name	Company Name	Position Held With Company
Brian C. Rogers	T. Rowe Price Group, Inc.	Director

Robert W. Sharps	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Chairman of the Board President
	T. Rowe Price Group, Inc.	Director Chief Executive Officer President
	T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
Nicholas S. Trueman	T. Rowe Price Australia Limited	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Director
	T. Rowe Price Singapore Private Ltd.	Director
Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Director Chief Executive Officer Vice President
Hiroshi Watanabe	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
William R. Weible	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Risk Officer Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director

Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the mutual funds sponsored and managed by T. Rowe Price Associates, Inc., including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund, Inc.

T. Rowe Price Capital Opportunity Fund, Inc.

T. Rowe Price Communications & Technology Fund, Inc.

T. Rowe Price Corporate Income Fund, Inc.

T. Rowe Price Credit Opportunities Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund, Inc.
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund, Inc.
T. Rowe Price Government Money Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.
T. Rowe Price Multi-Strategy Total Return Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Quantitative Management Funds, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.

T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Funds, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price Total Return Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Scott B. David	Chairman of the Board, Director, and President	None
Aimee R. DeCamillo	Director	None

Timothy S. Dignan	Treasurer and Vice President	None
Stephanie P. Mumford	Chief Compliance Officer and Vice President	None

Christopher C. Newman	Director and Vice President	None
David Oestreicher	Director, Vice President, and Secretary	Director, Principal Executive Officer, Executive Vice President
Wayne Park	Director and Vice President	None
George D. Riedel	Director and Vice President	None

Susanne P. Voelker	Controller and Vice President	None

Christine B. Akins	Vice President	None
Brent A. Andersen	Vice President	None

Lorraine J. Andrews	Vice President	None

Cheryl L. Armitage	Vice President	None
Brendan C. Asaff	Vice President	None

Christopher P. Augelli	Vice President	None
Andrew L. Baird	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Antonio Bass	Vice President	None
Thomas E. Bauer	Vice President	None

Cheri M. Belski	Vice President	None
Sukhvinder K. Bhogal	Vice President	None
Bryan K. Blackmon	Vice President	None
Thomas J. Bonner	Vice President	None
Matthew W. Boren	Vice President	None
Chase B. Bower	Vice President	None
Darrell N. Braman	Vice President	Vice President and Secretary
Jaime M. Branstetter	Vice President	None
Anne Whitescarver Brown	Vice President	None
Martin P. Brown	Vice President	None
Christopher D. Browne	Vice President	None
Barbara J. Burdett	Vice President	None
Jason N. Butler	Vice President	None

Adam Byard	Vice President	None
Tegan Call	Vice President	None

Sheila P. Callahan	Vice President	None
Christopher E. Carpenter	Vice President	None
Cameron H. Carty	Vice President	None

Laura H. Chasney	Vice President	None

Jay Cherian	Vice President	None

Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Adam Cohen	Vice President	None
Douglas J. Comer	Vice President	None
Roberta V. Cordova	Vice President	None
Anne M. Coveney	Vice President	None
Mark Cover	Vice President	None
Robert A. Craft	Vice President	None
J. Lawrence Cronin, Jr.	Vice President	None
Jonathan J. Crooks	Vice President	None
Keith M. Crouse	Vice President	None
Joseph A. Crumbling	Vice President	None
Valerie A. D’Agostino	Vice President	None
Susan M. D’Angelo	Vice President	None
Martha Brock Daniel	Vice President	None
Michael Davis	Vice President	None
Terrence L. Davis	Vice President	None
Benjamin P. DeFelice	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Patrick M. Delaney	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None
David E. Donahoo	Vice President	None
Jean M. Dunn	Vice President	None

Scott Dutcher	Vice President	None

Heather C. Dzielak	Vice President	None

John Eiler	Vice President	None
Dennis J. Elliott	Vice President	None
Rebecca A. English	Vice President	None
James P. Erceg	Vice President	None
John H. Escario	Vice President	None
Wayne C. Ewan	Vice President	None

Rick Falcione	Vice President	None

Christopher D. Ferrara	Vice President	None
Lauren Brooke Ferrara	Vice President	None
David Jonathan Fineman	Vice President	None

Brooks J. Fisher	Vice President	None

Derek W. Fisher	Vice President	None
Adam Fletcher	Vice President	None
Mary L. Fletcher	Vice President	None
Andrew Fluet	Vice President	None
Jessica Ford	Vice President	None

Michael K. Fowler	Vice President	None

Victoria Fung	Vice President	None
Daniel J. Funk	Vice President	None
Christopher M. Gaeng	Vice President	None
Thomas A. Gannon	Vice President	None

Michele J. Giangrande	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None
Jason L. Gounaris	Vice President	None

Douglas M. Greenstein	Vice President	None

Leah B. Greenstein	Vice President	None
Gail Griffin	Vice President	None

Kris Guidroz	Vice President	None

Noel Hainsselin	Vice President	None
John Halaby	Vice President	None
Jason E. Hammond	Vice President	None
Philip E. Hauser	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Jeffrey J. Hill	Vice President	None
Todd Hiller	Vice President	None
Megan Hopps	Vice President	None
Jason P. Horenci	Vice President	None
Karen J. Igler	Vice President	None
Robert C. Ihle	Vice President	None
Katrina Jacobs	Vice President	None
Lloyd Brendan James	Vice President	None
Daniel M. Jarrett	Vice President	None
Anjanette Kallas	Vice President	None
Heidi C. Kaney	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy H. Kennedy	Vice President	None
David M. Kittredge	Vice President	None
Matthew Ko	Vice President	None
Jeffrey A. Krawczak	Vice President	None
Michael K. Krawczyk	Vice President	None
Michael J. Kubik	Vice President	None

Jennifer Kulp	Vice President	None

Douglas C. Lambert	Vice President	None
Steven A. Larson	Vice President	None
Lorie Latham	Vice President	None
Christy H. Lausch	Vice President	None
Jonathan N. Lepore	Vice President	None

Ryan M. Liberatore	Vice President	None
Benjamin M. Livingston	Vice President	None
William J. Luecking	Vice President	None
Sean M. Lynch	Vice President	None
Benjamin W. Lythgoe	Vice President	None
Christopher B. Macon	Vice President	None
Edward M. Martin	Vice President	None
Vinnett M. Mason	Vice President	None
Taylor L.B. Mayo	Vice President	None
Christopher D. McAvoy	Vice President	None
Karan McClimans	Vice President	None
Michael A. McKenna	Vice President	None
Carey J. McKenzie	Vice President	None
Elizabeth M. Mealey	Vice President	None

Hector Mendez	Vice President	None

Eric Milano	Vice President	None
Sebastian J. Mitchell	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Daniella Moiseyev-Cunniffe	Vice President	None
Gwendolyn Moody	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None

James Mugno	Vice President	None

James P. Murphy, Jr.	Vice President	None
T. Michael Murphy	Vice President	None
Paul Musante	Vice President	None
Susan L. Nakai	Vice President	None

C.J. Nesher	Vice President	None

Robert H. Nicholson	Vice President	None
William N. Nolan	Vice President	None
Kevin M. O’Brien	Vice President	None

Barbara A. Mowery O’Connor	Vice President	None

Olutokunbo A. Ojo-Ade	Vice President	None

Michael D. Oroszi	Vice President	None

Michael J. Park	Vice President	None

Adam Peach	Vice President	None
Glenn A. Pendleton	Vice President	None
Paul J. Pfeiffer	Vice President	None
John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None
Samantha J. Pilon	Vice President	None
Rudy Pimentel	Vice President	None
Cheryl M. Pipia	Vice President	None
Matthew Pisanelli	Vice President	None
Victor M. Pita	Vice President	None
Andrew Pizza	Vice President	None
Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Matthew T. Pope	Vice President	None
William Presley	Vice President	None
Jacob V. Pruitt	Vice President	None

Jennifer J. Pyne	Vice President	None
Katherine Keene Quillen	Vice President	None
John K. Ramirez	Vice President	None

Meara R. Ranadive	Vice President	None
Seamus A. Ray	Vice President	None
Margaret H. Raymond	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Erik C. Ronne	Vice President	None
Mary H. Roosevelt Long	Vice President	None
Brett Round	Vice President	None
Mark B. Ruhe	Vice President	None
Megan Keyser Rumney	Vice President	None
Melissa J. Sacks	Vice President	None
Kevin C. Savage	Vice President	None
Dorothy C. Sawyer	Vice President	None
Michael R. Saylor	Vice President	None
Jason M. Scarborough	Vice President	None
Mark A. Scarborough	Vice President	None
Joshua Scher	Vice President	None

Richard Schultz	Vice President	None

Robert A. Seidel	Vice President	None
Rania B. Selfani	Vice President	None

Amelia Seman	Vice President	None

Brandon Shea	Vice President	None
Erin C. Sheehan	Vice President	None
Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None

John E. Shetterly	Vice President	None
Ren Ruan Shi	Vice President	None
Jae M. Shin	Vice President	None
Thomas E. Shipley	Vice President	None
Daniel T. Shively	Vice President	None

Sheila Simmons	Vice President	None

Carole Hofmeister Smith	Vice President	None
Danielle Nicholson Smith	Vice President	None
Ian M. Smith	Vice President	None

Lauren Smith	Vice President	None

Phil Soto	Vice President	None
Craig J. St. Thomas	Vice President	None
Nathan G. Tawes	Vice President	None
Christopher J. Theall	Vice President	None
Christopher N. Thuku	Vice President	None

David S. Tondreault	Vice President	None

Alan P. Valenca	Vice President	None
Todd R. Valles	Vice President	None
Tyler VanZandt	Vice President	None
Adam J. Varga	Vice President	None
Stephen B. Vaughan	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Bryan W. Venable	Vice President	None
Benjamin Vidmar	Vice President	None

Eric P. Wagner	Vice President	None
Jacob Walker	Vice President	None
John H. Wallick	Vice President	None
William R. Weker, Jr.	Vice President	None
Paula A. Wendt	Vice President	None
Mark P. Whiskeyman	Vice President	None
Mary E. Whiteman	Vice President	None
Jennifer Whitman	Vice President	None
Natalie C. Widdowson	Vice President	None
Jonathan Wilkinson	Vice President	None

Mary G. Williams	Vice President	None

Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None

Matthew Wright	Vice President	None

John Mitchell (Mitch) Wurzer	Vice President	None
Paul A. Zettl	Vice President	None
Kelly L. Zimmerman	Vice President	None
James Zurad	Vice President	None
Kimberly S. Abramshe	Assistant Vice President	None

Opeoluwa Afe	Assistant Vice President	None

Daniel Michael Alderman	Assistant Vice President	None
Martin D. Allenbaugh, Jr.	Assistant Vice President	None
Kristen L. Alliger	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None

Ashish L. Arora	Assistant Vice President	None
Chad L. Baker	Assistant Vice President	None
Jason L. Bandel	Assistant Vice President	None

Benjamin Barker	Assistant Vice President	None

Ryan N. Barker	Assistant Vice President	None

Daniel F. Beadell	Assistant Vice President	None

Andrew A. Beliveau	Assistant Vice President	None
Matthew J. Bender	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Javier Bermudez	Assistant Vice President	None
Thomas J. Bianco	Assistant Vice President	None
Robert R. Biden	Assistant Vice President	None
Paul Bishop	Assistant Vice President	None
Michael A. Bitzelberger	Assistant Vice President	None

Tara Brummell	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Heather C. Buchanan	Assistant Vice President	None

Jeffrey A. Burns	Assistant Vice President	None
Nicole J. Burroughs	Assistant Vice President	None
Casey S. Cartun	Assistant Vice President	None
Kathleen N. Carullo	Assistant Vice President	None
Thomas F. Casperite	Assistant Vice President	None

David Chatterton	Assistant Vice President	None

Kevin S. Clapper	Assistant Vice President	None

Philip W. Collier	Assistant Vice President	None

Steven Cook	Assistant Vice President	None

Neil Cooper	Assistant Vice President	None

Brandon Cuellar	Assistant Vice President	None
Lawrence C. D’Alessandra	Assistant Vice President	None
David B. Daniel	Assistant Vice President	None
Heather R. Demsky	Assistant Vice President	None
Eric W. Dezell	Assistant Vice President	None
Daniel S. Dier	Assistant Vice President	None
Robert Dill	Assistant Vice President	None
Kristin N. Dodson	Assistant Vice President	None
Ashley Echols	Assistant Vice President	None

Craig Elliott	Assistant Vice President	None
David M. Fairall	Assistant Vice President	None

Keith Darren Matthew Falcao	Assistant Vice President	None

Robin Feil	Assistant Vice President	None
Tara L. Finney	Assistant Vice President	None

Laura Toner Fitzpatrick	Assistant Vice President	None
Anne Fleshman	Assistant Vice President	None
Ginny Lee Foran	Assistant Vice President	None
Kelsey E. Gallagher	Assistant Vice President	None

Tyler M. Ghingher	Assistant Vice President	None
David M. Gilliam	Assistant Vice President	None
Roger W. Gluck	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Christine A. Gorham	Assistant Vice President	None
Mary Abagail Groom	Assistant Vice President	None
Timothy A. Harris	Assistant Vice President	None
James C. Hebert	Assistant Vice President	None
Julia K. Hesson	Assistant Vice President	None

Erin M. Hogan	Assistant Vice President	None

Keith Holmes	Assistant Vice President	None

Patrick Irish	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Sara Hodges Ismart	Assistant Vice President	None
Christopher Keelan	Assistant Vice President	None
Tya M. Kelly	Assistant Vice President	None
Emily A. Kookogey	Assistant Vice President	None

Daniel Lader	Assistant Vice President	None

Joshua Levine	Assistant Vice President	None
Paul M. Lichtinger	Assistant Vice President	None
Jeffrey D. Logsdail	Assistant Vice President	None

Michael Lucas	Assistant Vice President	None

MariaCarla Lurz	Assistant Vice President	None
Alyson Luszcz	Assistant Vice President	None

Danielle K. Malanczuk	Assistant Vice President	None

Amanda E. Malone Klink	Assistant Vice President	None
Patrick R. Maloney	Assistant Vice President	None
Michael R. Manning	Assistant Vice President	None

Bridgette M. Mathias	Assistant Vice President	None

David Matsumura	Assistant Vice President	None
Kevin T. McCarthy	Assistant Vice President	None
Shawn P. McConnon	Assistant Vice President	None

Erica M. McGinnes	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None

Gregory Moro	Assistant Vice President	None
James V. Morrow	Assistant Vice President	None

Daniel J. Nelson	Assistant Vice President	None

David V. Norris	Assistant Vice President	None
Michael J. Norton	Assistant Vice President	None
Kelly M. Nowlan	Assistant Vice President	None
Michael S. Olshefski	Assistant Vice President	None

Donald G. Phillips	Assistant Vice President	None

Anthony D. Polichemi	Assistant Vice President	None

Aditya S. Raval	Assistant Vice President	None
David Ray	Assistant Vice President	None
Amir Reda	Assistant Vice President	None

Ryan S. Reese	Assistant Vice President	None

Caitlin Reilly	Assistant Vice President	None

Stuart L. Ritter	Assistant Vice President	None
Dorothy A. Rostkowski	Assistant Vice President	None

Laura L. Russell	Assistant Vice President	None
Shawn A. Sacchetti	Assistant Vice President	None

Christopher D. Schwartz	Assistant Vice President	None

Heather L.H. Seabeck	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Eric A. Seale	Assistant Vice President	None

Stewart Shettle	Assistant Vice President	None

Garrett S. Siperko	Assistant Vice President	None
Robert A. Skaare II	Assistant Vice President	None

Jesse Smith	Assistant Vice President	None

Francisco R. Solis	Assistant Vice President	None

Daniel Strine	Assistant Vice President	None
Jennifer L. Suess	Assistant Vice President	None

Daniel Tafoya	Assistant Vice President	None

Ali Tajdar	Assistant Vice President	None
Jill M. Talbott	Assistant Vice President	None
Daniel Tambellini	Assistant Vice President	None
Nathan A. Taylor	Assistant Vice President	None
Lindsay F. Theodore	Assistant Vice President	None
Joy A. Thomas	Assistant Vice President	None

Jaclyn S. Tondreault	Assistant Vice President	None
Michael R. Trujillo	Assistant Vice President	None
Ryan Uhle	Assistant Vice President	None
Courtney Vollbracht	Assistant Vice President	None
William Maitland Walton	Assistant Vice President	None
Carey Ward	Assistant Vice President	None
David Weeks	Assistant Vice President	None
Timothy M. White	Assistant Vice President	None

Marcus A. Whitehead	Assistant Vice President	None

Nicole S. Whitman	Assistant Vice President	None

Andrew M. Winn	Assistant Vice President	None

Bradley H. Yates	Assistant Vice President	None
Kathleen Yocham	Assistant Vice President	None

Virginia G. Connolly	Assistant Secretary	None

Cheryl L. Emory	Assistant Secretary	None

Kathryn L. Reilly	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202, 1735 Market Street, Philadelphia, Pennsylvania 19103, and 103 Bellevue Parkway, Wilmington, Delaware 19809. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), One Lincoln Street, Boston, Massachusetts 02111.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 29, 2019.

 T. ROWE PRICE REAL ASSETS FUND, INC.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	April 29, 2019
David Oestreicher	and Executive Vice President

/s/Catherine D. Mathews	Treasurer	April 29, 2019
Catherine D. Mathews	(Principal Financial Officer)

and Vice President

*

Teresa Bryce Bazemore	Director	April 29, 2019

*

Ronald J. Daniels	Director	April 29, 2019

*

Bruce W. Duncan	Director	April 29, 2019

*

Robert J. Gerrard, Jr.	Chairman of the Board	April 29, 2019
and Director

*

Paul F. McBride	Director	April 29, 2019

*

Cecilia E. Rouse	Director	April 29, 2019

*

John G. Schreiber	Director	April 29, 2019

/s/Robert W. Sharps	Director	April 29, 2019

Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	April 29, 2019
David Oestreicher